SEMI-ANNUAL REPORT

April 30, 2002                           INTERNATIONAL EQUITY FUNDS
                                         ING Asia-Pacific Equity Fund
CLASSES A, B, C, AND M                   ING Emerging Countries Fund
                                         ING European Equity Fund
                                         ING International Core Growth Fund
                                         ING International Fund
                                         ING International SmallCap Growth Fund
                                         ING International Value Fund
                                         ING Precious Metals Fund
                                         ING Russia Fund

                                         GLOBAL EQUITY FUNDS

                                         ING Global Communications Fund
                                         ING Global Technology Fund
                                         ING Global Real Estate Fund
                                         ING Worldwide Growth Fund

[PHOTO]


                                                            [LION LOGO]
                                                             ING FUNDS
                                                    (formerly the Pilgrim Funds)

                                TABLE OF CONTENTS
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                President's Letter ..........................   1
                Portfolio Managers' Reports:
                  International Equity Funds ................   2
                  Global Equity Funds .......................  20
                Index Descriptions ..........................  28
                Statements of Assets and Liabilities ........  30
                Statements of Operations ....................  36
                Statements of Changes in Net Assets .........  39
                Financial Highlights ........................  43
                Notes to Financial Statements ...............  56
                Portfolios of Investments ...................  75
                Shareholder Meetings ........................ 112
                Director/Trustee and Officer Information .... 117

                               PRESIDENT'S LETTER
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the April 30, 2002 Semi-Annual Report for the ING Funds (formerly, the Pilgrim Funds). There are thirteen International Funds included in this Semi-Annual Report.

There have been some very important changes that have occurred over the past several months regarding the ING Funds. I would like to take this opportunity to share them with you.

As you may recall, in September 2000, ING Group acquired ReliaStar Financial Corp., the parent company of the adviser to the Pilgrim Funds. In December 2000, ING Group acquired the financial services of Aetna Inc., including Aeltus Investment Management, Inc., adviser to the Aetna Series Fund.

ING Group has embarked upon a plan to integrate some of the operations of its various affiliated mutual fund groups. Effective March 1, 2002, ING Group merged the operations of the Aetna Series Fund into the Pilgrim Funds and renamed the entire fund complex, ING Funds.

In addition to the changes noted above, individual product name changes have also occurred within the ING Funds family. These changes are part of ING Group's evolving corporate strategy to create one master brand. The ING Funds family now offers more than 100 open- and closed-end funds and variable products with a wide range of investment objectives and styles.

At ING Funds we are dedicated to providing core investments for the serious investors. Our goal is to understand and anticipate your needs and objectives, and manage our products accordingly. We greatly appreciate your continued investment in the ING Funds.

                                        Sincerely,

                                        /s/ James M. Hennessy

                                        James M. Hennessy
                                        President
                                        ING Funds Services, LLC

                                        May 15, 2002

ING ASIA-PACIFIC EQUITY FUND                          Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Richard Saler, Portfolio Manager; Philip Schwartz, C.F.A., Portfolio Manager; ING Investments, LLC.

GOAL: The ING Asia-Pacific Equity Fund (the "Fund") seeks long term capital appreciation by investing at least 80% of its assets in equity securities listed on stock exchanges in countries in the Asia-Pacific region or issued by companies based in this region.

MARKET OVERVIEW: The six-month period ended April 30, 2002 was dominated by the aftermath of the events of September 11th, 2001 and the global economic recovery. By the end of 2001 most investors had concluded that the lowest point in the global downturn had been reached. The outlook was far from clear, however. The U.S. had led the downturn and it seemed obvious that that economy, accounting for about 30% of global output, would lead the rebound. But how strong would this be? Consumer spending had not fallen very much and there was no reason why it should accelerate. The same could be said for housing related demand. In addition, slumping business investment, especially in technology, had put the economies on the downward track and was unlikely to rebound strongly since it would take both substantially improving corporate profits and/or a new impetus to invest. The first would take time. The second was hard to see, given the scale of the over-investment in technology that had taken place.

There was little to get enthused over in the international economies, which were earlier in the cycle than the U.S. Almost as important to the Asia Pacific region as the U.S. is Japan. But Japan's problems, deflation and a paralyzed banking system, seemed as intractable as ever. Demand remained weak in most of Europe.

By the end of April global conditions had continued to brighten, but the concerns expressed above persisted.

Nonetheless the MSCI Far East ex-Japan Index soared 41.0% during the period under review. Because of the nature of many of the goods produced in these economies, their markets tend to be strong in the early days of global recovery. By contrast the more general index of international stocks, MSCI EAFE, rose just 5.7% in dollar terms.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, returned 28.92% compared to the MSCI Far East ex-Japan Index which returned 41.02%.

PORTFOLIO SPECIFICS: The portfolio has had low turnover during the six-month period. The vast majority of companies in the Fund are prominent in their industries and were well placed to take advantage of the benefits of early global recovery.

The biggest factors affecting performance during the period according to our analysis, was our overweight in the telecommunications sector. This was done at the expense of the technology sector. The technology sector as a whole performed much better than the telecommunications sector. In addition the technology stocks that we did select were disappointing.

Given the low turnover, the changes in sector and country weights were mostly small and driven by market movements. Much of the turnover that did take place was the result of trimming holdings in Korea and Taiwan as their prices ran up.

MARKET OUTLOOK: The global economy continues its fitful recovery led by the U.S. decelerating inventory reductions and defense related government spending are prominent elements in the acceleration of U.S. GDP growth to 5.6% annualized in the first quarter of 2002. There is evidence that this is causing improved export performance in the next two largest economies, Japan and Germany. Unfortunately business investment in the U.S. continues to fall, albeit at a declining rate. While the early cycle economies of the Fund may continue their run, it is hard to see strong sustained global growth taking hold until business investment improves.

We retain our bet on telecommunications stocks. We believe that they will come into favor as global economies gather strength and domestic, as opposed to export-led, demand improves. For this reason we are also overweight consumer discretionary and energy. We are underweight technology after its good run.

Our largest country holdings are 29% in Hong Kong/China, 20% in South Korea, 19% in Singapore and 14% in Taiwan. It should be noted, however, that we do not tend to make country specific selections. Stocks are chosen on their own merits, bearing in mind conditions relating to their industry and country of origin.

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Portfolio Managers' Report                          ING ASIA-PACIFIC EQUITY FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                             PERIODS ENDED APRIL 30, 2002
                                      ------------------------------------------
                                                                 SINCE INCEPTION
                                      1 YEAR        5 YEAR          09/01/95
                                      ------        ------          --------
    Including Sales Charge:
      Class A (1)                     -7.50%       -16.44%           -12.70%
      Class B (2)                     -7.75%       -16.43%           -12.58%
      Class M(3)                      -6.02%       -16.52%           -12.85%
    Excluding Sales Charge:
      Class A                         -1.87%       -15.45%           -11.93%
      Class B                         -2.89%       -16.10%           -12.58%
      Class M                         -2.64%       -15.91%           -12.39%
    MSCI Far East Free ex-Japan
      Index                           14.90%        -8.42%            -5.23%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Asia-Pacific Equity Fund against the MSCI Far East Free ex-Japan Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3)  Reflects deduction of the maximum Class M sales charge of 3.50%.

Effective November 1, 2001, Class A shares liquidated within 30 days of purchase are subject to a 2% redemption fee.

PRINCIPAL RISK FACTOR(S): Increased price volatility and other risks that accompany an investment in foreign equities and in securities of issuers in a single region. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities.

                See accompanying index descriptions on page 28.

ING EMERGING COUNTRIES FUND                           Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Richard T. Saler, Philip A. Schwartz, Jan Wim Derks, Eric Anderson, Bratin Sanyal, ING Investments, LLC.

GOAL: The ING Emerging Countries Fund (the "Fund") seeks to maximize long-term capital appreciation by investing primarily in equity securities of companies in at least three Emerging Market countries.

MARKET OVERVIEW: Emerging markets rallied strongly over the six-month period ending April 30, 2002 in spite of the lackluster performance of developed markets over the same time period. Strong earnings growth prospects combined with a large valuation discount continue to attract new flows into the emerging market asset class. Over the period the IFC Emerging Market Composite Index rose 37.9% while the S&P 500 Index rose 2.3% and the NASDAQ Composite Index closed the period virtually flat. Emerging markets have now outperformed developed markets over the last three years by more than 25%.

Asia was the best performing region within the emerging markets rising 50% driven by Korea and Taiwan, which rallied 75% and 53%, respectively. Asian markets are highly geared to a recovery in the global economy and are typically early cycle movers. As signals of an economic recovery began to appear late last year these markets began to perform strongly.

In spite of the debilitating devaluation and default in Argentina in January, Latin America rose 29% over the period driven by Brazil and Mexico, which rose 41% and 32%, respectively. Argentina fell 39% over the period but its weight in the composite index is small and thus its overall impact was minimal. The performance of the Brazilian market finally de-coupled from the troubles in neighboring Argentina. The real economic impact on Brazil from the crisis is minimal and the market finally began to recognize that. The Mexican market was driven by the prospects for higher growth as a result of the recovery in the U.S.

The EMEA (Europe, Middle East and Africa) markets also performed strongly led by Russia, which continues to benefit from higher oil prices, rising valuations off a very low level and improvements in corporate governance. The Russian market rose 80% over the period led by the energy sector. The South African market struggled late in 2001 and early this year as concerns over election volatility in neighboring Zimbabwe hurt confidence. The South African Rand weakened by more than 30% at one stage but has since recovered most of those losses.

With the exception of Telecoms, emerging markets performed well across all sectors. Technology was the best performing sector up 59% over the period. Rising chip and DRAM prices led by expectations of industry consolidation and rising demand triggered a powerful rally in stocks such as Samsung Electronics and Taiwan Semiconductor, two index heavy weights. Materials (+40%), Consumer (+41%), Financials (+29%) and Energy (+29%) all contributed to the strong performance.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 31.85% compared to the MSCI Emerging Market Free (EMF) Index, which returned 33.67% for the same period.

PORTFOLIO SPECIFICS: Over the period we gradually reduced our exposure to non-emerging stocks from 12% to zero as the case for continued out performance of emerging markets relative to developed markets strengthened. Emerging markets tend to perform very well in the early stages of an economic cycle and therefore we positioned accordingly.

Within emerging markets we remained overweight in Asia for most of the period, as it is the region most geared to the economic recovery. Korea performed very well and one of our top performers in the Korean market, Samsung Electronics, rose over 120% over the period. Telecom stocks across the asset class continued to disappoint and overweight positions in Korea Telecom and SK Telecom offset strong gains in the Korean Technology and consumer durable sectors.

We moved from an underweight to overweight position in Latin America during the period as Mexico began to benefit from the U.S. economic recovery and as Brazil began to de-couple from the crisis in Argentina. Mexico continues to be a good performer and the convergence story with the U.S. continues to gather steam. While the large valuation discount with the U.S. has closed somewhat there is a long way to go. Brazil rallied strongly off of oversold levels and the currency strengthened. However, political risk leading up to the October presidential election has pressured the market more recently. We divested our only holding in Argentina late last year prior to the devaluation and remain on the sidelines for now.

In EMEA, we continued to run an overweight position in Russia and we further increased our underweight position in South Africa. Russia continues to power ahead led by the oil stocks which have experienced a tremendous re-rating based on reduced country risk, improved corporate governance and an attractive outlook for production growth and oil prices. One of our largest bets in the Russian oil sector is Yukos, which rallied 163% over the period. South Africa struggled late last year as the currency weakened, which pressured inflation forcing rates higher early this year. With inflation peaking and interest rate expectations stabilizing domestic stocks once again look attractive. We recently increased our position in South African financials.

MARKET OUTLOOK: With the global economic cycle turning decisively positive and with commodity prices finally beginning to lift off of depressed levels, we are very constructive on the emerging markets asset class. Given the positive global economic backdrop, we expect a strong earnings recovery in 2002 continuing into 2003. We also expect some multiple expansions as valuations remain at a deep discount to developed markets and that gap should narrow. Significant improvement in corporate governance is one of the variables that should drive valuation multiple convergences. Our strategy is to focus on countries where economic growth is rebounding and on companies with improving cash flows, solid balance sheets and attractive valuations. We are currently finding the best opportunities in Malaysia, Thailand, Indonesia, Brazil, Mexico, Russia, Hungary and Turkey. We remain cautious on South Africa after the recent rebound in the market and the Rand as well as Israel and the smaller markets in Latin America.

Portfolio Managers' Report                           ING EMERGING COUNTRIES FUND
--------------------------------------------------------------------------------

                                 AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED APRIL 30, 2002
                                 -----------------------------------------------------------------
                                                              SINCE INCEPTION     SINCE INCEPTION
                                                             OF CLASS A AND C       OF CLASS B
                                   1 YEAR        5 YEAR          11/28/94            05/31/95
                                   ------        ------          --------            --------
Including Sales Charge:
  Class A (1)                       3.64%        -1.77%            3.60%                 --
  Class B (2)                       4.26%        -1.46%              --                4.17%
  Class C (3)                       8.18%        -1.10%            3.57%                 --
Excluding Sales Charge:
  Class A                           9.98%        -0.59%            4.43%                 --
  Class B                           9.26%        -1.09%              --                4.17%
  Class C                           9.18%        -1.10%            3.57%                 --
MSCI EMF Index                     10.32%        -5.14%           -3.44%(4)           -2.00%(5)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Emerging Countries Fund against the MSCI EMF Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 12/01/94.

(5)  Since inception performance for the index is shown from 06/01/95.

PRINCIPAL RISK FACTOR(S): Sensitivity to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 28.

ING EUROPEAN EQUITY FUND                              Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Managed by a multi-member Investment Committee led by Adrian van Tiggelen, ING Investment Management Advisors, B.V.

GOAL: The ING European Equity Fund (the "Fund") seeks growth of capital through investment in a diversified portfolio of primarily European companies.

MARKET OVERVIEW: European markets rose just over 5% during the six-month period ending April 30, 2002. The strong liquidity driven recovery, from very oversold levels after the attacks of September 11th, ended in November. European markets remained in a tight trading range for the next five months, neglecting strong economic data, especially from the U.S. Moreover, data in Europe also suggest the worst is over. The market showed a preference for value stocks. Not surprisingly in the context of a global economic recovery, cyclical sectors, like steel, auto's and capital goods, performed strongly. Surprisingly, defensive sectors like beverages and tobacco were among the best performing sectors. In these sectors, companies did not disappoint on earnings and were seen as safe havens in uncertain times. Growth stocks, especially in TMT (technology, media, telecommunications), were sold aggressively, as investors chose to focus on short-term problems, rather than long-term opportunities.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 2.73% compared to the FT Europe Index which returned 5.08% for the same period. The Euro ended the period unchanged versus the dollar.

PORTFOLIO SPECIFICS: A significant weighting in technology, media and telecom stocks, proved to be the greatest drag on performance. Examples of underperforming TMT stocks included Ericsson (-43%), Vivendi Universal (-32%), Vodafone (-30%) and Nokia (-23%). Because of the massive falls in TMT stocks, more and more value is starting to emerge in these sectors and we remain committed to our overweight position. At the start of the period we did increase our cyclical exposure by buying Lufthansa and Renault. The Fund could profit from this increased exposure as both companies rallied strongly. We added to our positions in certain oil stocks on the back of strong rises of crude oil and the defensive qualities of the sector if the increased political tensions in the Middle-East escalate. We funded these buys by reducing pharmaceuticals because of a row of ongoing negative company specific news. We also reduced our exposure to beverages by selling Danone and Heineken. These shares have performed very well and have relatively high valuations. Other defensive names in the Fund that performed very well are Roche (+32%) and Diageo (+33%).

MARKET OUTLOOK: After the decline in equity prices and bond yields, the valuation of European equities has become more attractive, given the fact that the earnings-growth outlook for this year and next year is quite favorable. We expect only a subdued economic recovery in Europe, but this may be enough to support a nice earnings rebound from low levels. We have been surprised by the extremely negative sentiment on TMT, where investors are clearly giving up on the possibility of any recovery in the foreseeable future. Valuation support is emerging in the TMT sectors, but valuation alone is not a good timing indicator. We have to see some improvement in the news flow, before we increase our moderate overweight. Defensives (ex pharmaceuticals) are starting to look expensive. Financials and utilities still offer good value. Cyclicals have seen most of their out performance. On fundamentals, we can make a clear case to be positive on European equity markets. However, sentiment is very poor and confidence is not likely to return very fast. We still expect the European equity markets to end 2002 with a clear positive return, but in the short term, the going may remain rough.

Portfolio Managers' Report                              ING EUROPEAN EQUITY FUND
--------------------------------------------------------------------------------

                               AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                   PERIODS ENDED APRIL 30, 2002
                                   ----------------------------
                                                SINCE INCEPTION
                                   1 YEAR          12/15/98
                                   ------          --------
     Including Sales Charge:
       Class A (1)                 -20.10%          -6.27%
       Class B (2)                 -20.27%          -6.10%
       Class C (3)                 -16.80%          -5.40%
     Excluding Sales Charge:
       Class A                     -15.22%          -4.62%
       Class B                     -16.07%          -5.31%
       Class C                     -15.96%          -5.40%
     FT Europe Index               -13.85%          -4.51%(4)

Based on a $10,000 initial investment, the table above illustrates the total return of ING European Equity Fund against the FT Europe Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charge and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 12/01/98.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in equity securities of issuers in a single region. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities.

                See accompanying index descriptions on page 28.

ING INTERNATIONAL
CORE GROWTH FUND                                      Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Richard Saler, Portfolio Manager; Philip Schwartz, C.F.A., Portfolio Manager; ING Investments, LLC.

GOAL: The ING International Core Growth Fund (the "Fund") seeks maximum long-term capital appreciation. Under normal circumstances the Fund invests at least 65% of its assets in the equity securities of companies located outside the U.S. The Fund may also invest up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

MARKET OVERVIEW: The six-month period ended April 30, 2002 was dominated by the aftermath of the events of September 11th, 2001 and the global economic recovery. By the end of 2001 most investors had concluded that the lowest point in the global downturn had been reached. The outlook was far from clear, however. The U.S. had led the downturn and it seemed obvious that that economy, accounting for about 30% of global output, would lead the rebound. But how strong would this be? Consumer spending had not fallen very much and there was no reason why it should accelerate. The same could be said for housing related demand. In addition, slumping business investment, especially in technology, had put the economies on the downward track and was unlikely to rebound strongly since it would take both substantially improving corporate profits and/or a new impetus to invest. The first would take time. The second was hard to see, given the scale of the over-investment in technology that had taken place.

There was little to get enthused over in the international economies, which were earlier in the cycle than the U.S. Japan's problems, deflation and a paralyzed banking system, seemed as intractable as ever. Demand remained weak in Europe ex the UK. In the UK, overall conditions were more favorable, with unemployment and interest rates at the lowest levels in a generation, a booming housing market and vibrant consumer demand. But the UK's economy was too small in global terms to make a difference.

By the end of April global conditions had continued to brighten, but the concerns expressed above persisted.

During the six-month period most markets have been moderately stronger. The MSCI EAFE Index rose 5.7% in dollar terms. Europe ex UK rose 5.7% while the UK rose 3.2%. The Japanese market only rose 0.8%, but this conceals late strength: it rose 7.0% in the first four months of 2002. The brightest spot has been emerging markets especially in Asia. Because of the nature of the goods produced in these economies, their markets tend to be strong in the early days of global recovery. Accordingly, as a whole, emerging markets were up 32.7% in the six months under review.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's class A shares, excluding sales charges, provided a total return of 5.96% compared to the MSCI EAFE Index, which returned 5.66%.

PORTFOLIO SPECIFICS: Given the uncertainties described above, we framed our strategy so as to cover a wide spread of sectors with no large bets, notwithstanding our positive outlook, on balance, for the global economy. Instead we decided to be opportunistic in taking advantage of stocks, which appeared to offer good relative value according to our process. This would drive sector allocations and might result in a defensive or aggressive looking bias from time to time.

This approach was successful in that the Fund outperformed its major benchmark, the MSCI EAFE Index. Our analysis indicates that we benefited by being underweight stocks in the worst performing sectors, telecommunications and technology, although we gave some of this back by being underweight the strong energy sector. At least during 2002, value was also added against the benchmark by the stocks that we picked compared to their sector peers. This was true among financial stocks and those in the telecommunications sector.

MARKET OUTLOOK: The global economy continues its fitful recovery led by the U.S. decelerating inventory reductions and defense related government spending are prominent elements in the acceleration of U.S. GDP growth to 5.6% annualized in the first quarter of 2002. There is evidence that this is causing improved export performance in the next two largest economies, Japan and Germany. Unfortunately business investment in the U.S. continues to fall, albeit at a declining rate. Other than the early cycle economies of some emerging markets, especially in Asia, it is hard to see strong sustained global growth taking hold until business investment improves.

In view of this we will maintain our strategy to avoid big bets on any particular economic outcome or backdrop, but to invest in companies from across the spectrum, which offer good relative value on a stock-by-stock basis. We are about 7% underweight in technology and telecommunications, favoring consumer stocks instead.

                                                               ING INTERNATIONAL
Portfolio Managers' Report                                      CORE GROWTH FUND
--------------------------------------------------------------------------------

                                           AVERAGE ANNUAL TOTAL RETURNS
                                       FOR THE PERIODS ENDED APRIL 30, 2002
                                     ----------------------------------------
                                                              SINCE INCEPTION
                                     1 YEAR        5 YEAR         02/28/97
                                     ------        ------         --------
     Including Sales Charge:
       Class A (1)                   -17.74%        5.32%          5.78%
       Class B (2)                   -17.72%        5.54%          6.14%
       Class C (3)                   -14.28%        5.84%          6.19%
     Excluding Sales Charge:
       Class A                       -12.70%        6.58%          6.99%
       Class B                       -13.39%        5.86%          6.29%
       Class C                       -13.41%        5.84%          6.19%
     MSCI EAFE Index                 -13.62%        1.62%          1.76%(4)

Based on a $10,000 initial investment, the table above illustrates the total return of ING International Core Growth Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 03/01/97.

Effective November 1, 2001, Class A shares liquidated within 30 days of purchase are subject to a 2% redemption fee.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in growth-oriented foreign equities. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 28.

ING INTERNATIONAL FUND                                Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Richard Saler, Portfolio Manager; Philip Schwartz, C.F.A., Portfolio Manager; ING Investments, LLC.

GOAL: The ING International Fund (the "Fund") seeks to maximize long-term growth of capital through investment in equity securities and equity equivalents of companies outside the U.S. The Fund may hold up to 35% of its assets in securities of U.S. issuers, including investment-grade debt securities.

MARKET OVERVIEW: The six-month period to the end of April 2002 was dominated by the aftermath of the events of September 11th, 2001 and the global economic recovery. By the end of 2001 most investors had concluded that the lowest point in the global downturn had been reached. The outlook was far from clear, however. The U.S. had led the downturn and it seemed obvious that that economy, accounting for about 30% of global output, would lead the rebound. But how strong would this be? Consumer spending had not fallen very much and there was no reason why it should accelerate. The same could be said for housing related demand. In addition, slumping business investment, especially in technology, had put the economies on the downward track and was unlikely to rebound strongly since it would take both substantially improving corporate profits and/or a new impetus to invest. The first would take time. The second was hard to see, given the scale of the over-investment in technology that had taken place.

There was little to get enthused over in the international economies, which were earlier in the cycle than the U.S. Japan's problems, deflation and a paralyzed banking system, seemed as intractable as ever. Demand remained weak in Europe ex the UK. In the UK, overall conditions were more favorable, with unemployment and interest rates at the lowest levels in a generation, a booming housing market and vibrant consumer demand. But the UK's economy was too small in global terms to make a difference.

By the end of April global conditions had continued to brighten, but the concerns expressed above persisted.

During the six-month period most markets have been moderately stronger. The MSCI EAFE Index rose 5.7% in dollar terms. Europe ex UK rose 5.7% while the UK rose 3.2%. The Japanese market only rose 0.8%, but this conceals late strength: it rose 7.0% in the first four months of 2002. The brightest spot has been emerging markets especially in Asia. Because of the nature of the goods produced in these economies, their markets tend to be strong in the early days of global recovery. Accordingly, as a whole, emerging markets were up 32.7% in the six months under review.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 6.55% compared to the MSCI EAFE Index, which returned 5.66% for the same period.

PORTFOLIO SPECIFICS: Given the uncertainties described above, we framed our strategy so as to cover a wide spread of sectors with no large bets, notwithstanding our positive outlook, on balance, for the global economy. Instead we decided to be opportunistic in taking advantage of stocks, which appeared to offer good relative value according to our process. This would drive sector allocations and might result in a defensive or aggressive looking bias from time to time.

This approach was successful in that the Fund outperformed its major benchmark, the MSCI EAFE Index. Our analysis indicates that we benefited by being underweight stocks in the worst performing sectors, telecommunications and technology, although we gave some of this back by being underweight the strong energy sector. At least during 2002, more value was added against the benchmark by the stocks that we picked compared to their sector peers. This was true among financial stocks and those in the telecommunications sector.

MARKET OUTLOOK: The global economy continues its fitful recovery led by the U.S. decelerating inventory reductions and defense related government spending are prominent elements in the acceleration of U.S. GDP growth to 5.6% annualized in the first quarter of 2002. There is evidence that this is causing improved export performance in the next two largest economies, Japan and Germany. Unfortunately business investment in the U.S. continues to fall, albeit at a declining rate. Other than the early cycle economies of some emerging markets, especially in Asia, it is hard to see strong sustained global growth taking hold until business investment improves.

In view of this we will maintain our strategy to avoid big bets on any particular economic outcome or backdrop, but to invest in companies from across the spectrum, which offer good relative value on a stock-by-stock basis. We are about 7% underweight in technology and telecommunications, favoring consumer stocks instead.

                              Portfolio Managers' Report ING INTERNATIONAL FUND
--------------------------------------------------------------------------------

                                            AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED APRIL 30, 2002
                                    ---------------------------------------------------------------------------------
                                                              SINCE INCEPTION     SINCE INCEPTION     SINCE INCEPTION
                                                                 OF CLASS A          OF CLASS B         OF CLASS C
                                    1 YEAR        5 YEAR          01/03/94            08/22/00           09/15/00
                                    ------        ------          --------            --------           --------
Including Sales Charge:
  Class A (1)                       -16.96%        4.50%           5.91%                  --                 --
  Class B (2)                       -17.01%          --              --               -17.38%                --
  Class C (3)                       -13.52%          --              --                   --             -12.63%
Excluding Sales Charge:
  Class A                           -11.86%        5.74%           6.66%                  --                 --
  Class B                           -12.64%          --              --               -15.53%                --
  Class C                           -12.64%          --              --                   --             -12.63%
MSCI EAFE Index                     -13.62%        1.62%           3.91%(4)           -16.56%(5)         -16.56%(5)

Based on a $10,000 initial investment, the table above illustrates the total return of ING International Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 4%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 01/01/94.

(5)  Since inception performance for the index is shown from 09/01/00.

Effective November 1, 2001, Class A shares liquidated within 30 days of purchase are subject to a 2% redemption fee.

PRINCIPAL RISK FACTOR(S): In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than those of larger companies. Price volatility and other risks accompany an investment in growth-oriented foreign equities. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities. The risks of foreign investing are generally intensified for investing in emerging markets.

                See accompanying index descriptions on page 28.

ING INTERNATIONAL
SMALLCAP GROWTH FUND                                  Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Randall S. Kahn, Portfolio Manager; Loretta J. Morris, Portfolio Manager; Catherine Somhegyi Nicholas, Chief Investment Officer, Nicholas-Applegate Capital Management.

GOAL: The ING International Small Cap Growth Fund (the "Fund") seeks to maximize long-term capital appreciation through investments in small-capitalization, non-U.S. securities.

MARKET OVERVIEW: Investors endured a number of extraordinary and unparalleled challenges during the six-month period ended April 30, 2002. Already reeling from economic weakness worldwide, the global stock market was rocked by the terrorist attacks of September 11, 2001. In the initial shock that followed, the already depressed major global indices bottomed out in late September, only to stage a powerful rally as investors rebuilt their shattered confidence and sentiment improved.

In the wake of the attacks, coordinated action by the world's central bankers led to unprecedented stimulus in the form of interest-rate reductions and injections of liquidity into the markets. The stimulus began to have its desired effect late in 2001 as encouraging economic reports indicated that a recovery was indeed underway.

Increasing evidence of a pick-up in economic growth as well as the support of low interest rates buoyed international markets during the first quarter of 2002. While developed markets in Europe and Japan posted modest gains, emerging markets did significantly better.

Already skeptical of accounting practices in many countries, investors began to penalize those companies with the most aggressive methods of tallying profits. However, by the second half of the quarter, investor attention shifted towards a steady stream of positive economic news, as the memory of September 11 faded into the background.

Later in the reporting period, escalating violence in the Middle East, worries over both the quality and quantity of corporate earnings and rising energy prices pressured equity prices in most developed economies. This decline came despite the International Monetary Fund's World Economic Outlook stating that economic recoveries are now under way in most countries, led by the United States. One notable exception was in Japan, where stocks surged on a combination of technical reforms (new regulations limiting short-selling, for example) and hints that its beleaguered economy might be bottoming.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A Shares, excluding sales charges, provided a total return of 6.73% compared to the Salomon EPAC EMI (Europe, Pacific Australasia Composite Extended Market Index), which advanced 11.84% during the same period.

PORTFOLIO SPECIFICS: The Fund's relative under-performance was primarily caused by poor stock selection and overweight holdings in the commercial/industrial services sector. Stock selection in the healthcare group -- particularly medical supply and biotechnology companies -- also proved negative. A significantly underweight position in consumer services stocks, as well as selection of specific companies, also dragged down relative returns.

On the positive side, the Fund benefited from strong stock selection in the financial services, utilities and consumer non-durables sectors. Airlines stocks also surged, lifting the transportation sector in both the portfolio (up nearly 60%) and the benchmark (up more than 55%).

By country, relative performance suffered due in part to a lack of holdings in South Korea, whose market advanced sharply as a result of global economic recovery driving demand for products such as automobiles, semiconductors and liquid crystal display (LCD) screens. Negative stock selection and underweight holdings in Australia -- whose stock market was among the world's strongest during the reporting period -- and Japan also hurt performance. Meanwhile, positive stock selection in Ireland, Canada, Italy and Spain helped the Fund generate positive absolute returns.

Top-performing stocks for the reporting period included Nitto Denko of Japan, a supplier of industrial materials benefiting from a resurgence in that nation's economy; Anglo Irish Bank, which benefited from strong macroeconomic conditions and rising market share; and Japanese carmaker Mazda Corporation, which advanced as a many-year-long restructuring of dealer relationships and the introduction of attractive new car models began to be translated into accelerating earnings.

MARKET OUTLOOK: Our outlook for international small-capitalization equities remains cautiously optimistic. Interest rates remain low. Better economic data from the U.S., Japan and many Eurozone nations continue to point to economic recovery, which should translate into an acceleration in corporate profits.

We are also encouraged by investors' willingness to once again reward those companies that exceed earnings estimates. As investors regain confidence in the sustainability of the recoveries in economic and earnings growth, our style should come back into favor again as strong growth is translated into share price appreciation. However, concerns over accounting irregularities, earnings, rising energy prices and Middle East violence have dampened investor sentiment. Until a clear direction is established, the market's recent volatility may continue.

As we look forward, we believe one of the most trying times in history for investors is behind us. We appreciate your patience and commend you for staying the course throughout this difficult period. We continue to work toward our mission of providing you with significant capital appreciation over the long term, and we are confident that your patience will be rewarded.

                                                              ING INTERNATIONAL
                                                           SMALLCAP GROWTH FUND
Portfolio Managers' Report
--------------------------------------------------------------------------------

                                    AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED APRIL 30, 2002
                                    -----------------------------------------------------------------
                                                                SINCE INCEPTION      SINCE INCEPTION
                                                                   OF CLASS B        OF CLASS A & C
                                     1 YEAR         5 YEAR          5/31/95             08/31/94
                                     ------         ------          -------             --------
Including Sales Charge:
  Class A (1)                        -18.60%        14.13%              --               11.79%
  Class B (2)                        -18.37%        14.63%           14.34%                 --
  Class C (3)                        -14.95%        14.81%              --               11.88%
Excluding Sales Charge:
  Class A                            -13.63%        15.50%              --               12.66%
  Class B                            -14.08%        14.86%           14.34%                 --
  Class C                            -14.09%        14.81%              --               11.88%
Salomon EPAC EM Index                 -5.40%         0.93%            1.72%(4)            0.77%(5)

Based on a $10,000 initial investment, the table above illustrates the total return of ING International SmallCap Growth Fund against the Salomon EPAC EM Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 06/01/95.

(5)  Since inception performance for the index is shown from 09/01/94.

PRINCIPAL RISK FACTOR(S): In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than investing in larger companies. Price volatility and other risks accompany an investment in growth-oriented foreign equities. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 28.

ING INTERNATIONAL VALUE FUND                          Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Brandes' LargeCap Investment Committee, Brandes Investment Partners, L.P.

GOAL: The International Value Fund (the "Fund") seeks to maximize long-term capital appreciation by investing primarily in non-U.S. companies with market capitalizations greater than $1 billion. The Fund may hold up to 25% of its assets in companies with smaller market capitalizations.

MARKET OVERVIEW: In an environment characterized by conflicting reports of economic strength and mixed corporate earnings, returns for non-U.S. stock markets were generally positive for the six months ended April 30, 2002. During the period, the MSCI EAFE Index gained 5.7%.

After losing ground in December and January, Japanese stocks advanced in February, March, and April, resulting in a modest 1.4% gain for the MSCI Japan Index over the six-month period. Reports of economic recovery in the United States helped bolster sentiment for the Japanese economy, although domestic growth in Japan remains tepid.

European stocks got a boost early in the period as the European Central Bank
(ECB) and the Bank of England lowered key interest rates in November 2001. In April, the European Commission raised its inflation projection for 2002, generating speculation regarding a potential ECB rate hike in the months ahead. For the six months as a whole, the MSCI Europe gained 5.9%.

During the period, the MSCI Emerging Markets Free Index (EMF) surged 33.7%. Economic and currency turmoil in Argentina appeared largely isolated: while the MSCI Argentina Index fell 31.2% during the quarter, the MSCI EMF Latin America Index gained 25.7%. Emerging markets in Asia also registered strong returns. The MSCI EMF Asia Index advanced 44.3%.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 11.11% versus a return of 5.66% for the MSCI EAFE Index.

PORTFOLIO SPECIFICS: Advances for positions in the United Kingdom and significant weightings for these holdings helped drive performance during the period. U.K. stocks registering gains included Invensys (machinery, 1.5% of the portfolio), Corus Group (metals & mining, 1.5%), and British American Tobacco (tobacco, 1.5%).

Strong returns for positions in select emerging markets also contributed to results. Holdings in Brazil, including Petroleo Brasileiro (oil & gas, 1.8%) and Eletrobras (electric utilities, 2.0%), advanced during the period. Positions in South Korea also registered gains.

From an industry perspective, holdings in the banking and beverages industries were among the portfolio's top performers. Positions such as DBS Group Holdings (Singapore, banking, 2.3%) and Unilever (United Kingdom, beverages, 2.2%) advanced sharply during the period.

Through the six-month period, we purchased several companies at price levels that we believe offer significant potential for long-term appreciation. In the United Kingdom, for example, we purchased shares of insurers Royal & Sun Alliance (1.3%) and Friends Provident (1.0%), as well as information provider Reuters Group (commercial services & supplies, 1.2%). Other buys included IntesaBci (Italy, banking, 1.9%) and Sankyo (Japan, pharmaceuticals, 1.5%).

During the period, we sold a trio of U.K. firms -- Innogy Holdings (electric utilities), BOC Group (chemicals), and Diageo (beverages) -- as their price levels advanced toward our estimates of the value of their businesses. We also sold Bank of Ireland (Ireland -- banking) and Altadis (Spain -- tobacco) after appreciation resulted in share prices that fully reflected our approximations of their fair values.

As of April 30, 2002 the Fund's most substantial country weightings remain in the United Kingdom and Japan. Sales during the period reduced exposure to Ireland, while purchases and appreciation boosted weightings for Japan, Italy, and Singapore. On an industry basis, the Fund's largest exposures remain in insurance and diversified telecom services.

MARKET OUTLOOK: Our company-by-company search for undervalued businesses in international equity markets continues to focus on investment candidates that offer both long-term appreciation potential and an attractive margin of safety. Regardless of its short-term fluctuations, we believe the broader market will eventually recognize the fundamental strengths of such holdings, resulting in favorable results for investors with a long-term perspective.

Portfolio Managers' Report                          ING INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

                                                     AVERAGE ANNUAL TOTAL RETURNS
                                                 FOR THE PERIODS ENDED APRIL 30, 2002
                                    ---------------------------------------------------------------
                                                                SINCE INCEPTION     SINCE INCEPTION
                                                               OF CLASS A AND C       OF CLASS B
                                    1 YEAR         5 YEAR          03/06/95            04/18/97
                                    ------         ------          --------            --------
Including Sales Charge:
  Class A (1)                       -12.79%        10.51%           12.07%                 --
  Class B (2)                       -12.66%        10.75%              --               10.97%
  Class C (3)                        -9.08%        11.02%           12.25%                 --
Excluding Sales Charge:
  Class A                            -7.49%        11.82%           13.00%                 --
  Class B                            -8.17%        11.01%              --               11.10%
  Class C                            -8.19%        11.02%           12.25%                 --
MSCI EAFE Index                     -13.62%         1.62%            4.04%(4)            1.62%(5)

Based on a $10,000 initial investment, the table above illustrates the total return of ING International Value Fund against the MSCI EAFE Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5%, 2% and 1%, respectively, for the 1 year, 5 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 03/01/95.

(5)  Since inception performance for the index is shown from 05/01/97.

PRINCIPAL RISK FACTOR(S): In exchange for higher growth potential, investing in stocks of smaller companies may entail greater price volatility than those of larger companies. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. The risks of foreign investing are generally intensified for investing in emerging markets. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                See accompanying index descriptions on page 28.

ING PRECIOUS METALS FUND                              Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: James A. Vail, C.F.A., Portfolio Manager, ING Investments, LLC.

GOAL: The ING Precious Metals Fund (the "Fund") seeks to attain capital appreciation and hedge against the loss of buying power of the U.S. Dollar as may be obtained through investment in gold bullion and in the securities of companies engaged in the mining or processing of gold and other precious metals and materials.

MARKET OVERVIEW: The fundamentals for the gold sector remain positive, fostered by heightened international tensions, U.S. Dollar weakness, lower interest rates globally, and reduced producer hedging. Additionally, the sector continues to increase consolidation bringing greater discipline to the production equation. Finally, gold as an investment, rather than solely a jewelry item, is slowly emerging as an alternative to financial assets.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 51.28% compared to the S&P 500 Index, Gold Bullion and Philadelphia Gold and Silver Index which returned 2.31%, 10.57% and 36.59%, respectively, for the same period.

PORTFOLIO SPECIFICS: During the last six months, the Fund increased its exposure to unhedged South African gold producers specifically Goldfields Ltd. and Harmony. This produced two results: increase sensitivity to rising gold prices and leverage to the weakening South African Rand. These two securities were among the best performing gold shares in the last six months. Also in the period, the Fund benefited from continuing industry concentration as its holdings in Homestake, Normandy Mining of Australia, and Franco-Nevada in Canada, were acquired by Barrick and Newmont Mining, respectively.

MARKET OUTLOOK: Industry fundamentals continue to be strong and gold prices are moving higher to levels not seen in two years. The key going forward should be the weakening U.S. dollar. As gold becomes more affordable in foreign currencies, demand should increase. Demand could also be supported as hedged producers seek to increase exposure to higher metal prices by reducing or eliminating their hedge books. We believe the outlook for the Fund remains strong.

Portfolio Manager's Report                              ING PRECIOUS METALS FUND
--------------------------------------------------------------------------------

                                         AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                             PERIODS ENDED APRIL 30, 2002
                                          -----------------------------------
                                          1 YEAR       5 YEARS       10 YEARS
                                          ------       -------       --------
Including Sales Charge:
  Class A (1)                             54.31%        -2.04%         2.06%
Excluding Sales Charge:
  Class A                                 63.61%        -0.88%         2.67%
S&P 500 Index                            -12.63%         7.55%        12.22%
Gold Bullion                              17.12%        -1.95%        -0.87%
Philadelphia Gold and Silver Index        36.05%        -3.16%         0.56%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Precious Metals Fund against the S&P 500 Index, Gold Bullion and Philadelphia Gold and Silver Index. The Indices have an inherent performance advantage over the Fund since they have no cash in their portfolio, impose no sales charges and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

PRINCIPAL RISK FACTOR(S): Price volatility due to non-diversification and concentration in the gold/precious metals industry. The market for gold and other precious metals is widely unregulated and is located in foreign countries that have the potential for instability. Precious metals earn no income, have higher transaction/storage costs and realize gain only with an increase in market price. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 28.

ING RUSSIA FUND                                       Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Samuel Oubadia, Senior Investment Manager -- Emerging Markets Equities; Jan Wim Derks, Director -- Head of Emerging Markets Equities; Michiel Bootsma, Investment Manager -- Emerging Markets Equities, ING Investments, LLC.

GOAL: The ING Russia Fund (the "Fund") seeks to maximize long-term capital appreciation through investments in Russian securities.

MARKET OVERVIEW: Since the fourth quarter of 2001, the Russian equity market has been one of the world's best performing markets. From the beginning of October until the end of April 2002 the Russian Trading System Index (RTS) has gained a spectacular 114%. This re-rating of the market can be tied to a number of key developments. They are as follows: the progress made by the Russian government in instituting macroeconomic reforms, the effort made by several Russian corporations in adopting better corporate governance policies, and an oil price that has exceeded all expectations and remains relatively high. An indicator of just how much the risk perception of Russia has fallen can be seen in the Russian Eurobond yield spreads over U.S. treasuries. While the spread was as much as 900 basis points at the start of fourth quarter of 2001, by the end of the first quarter of 2002 the yield spread was down to 500 basis points.

There were a number of significant developments in the period under review. One of which was the resignation of the former head of Russia's central bank, Viktor Gerashchenko. One of the more daunting challenges facing the Putin administration is the overhaul of Russia's banking sector. Gerashchenko had been an obstacle to such reforms. However, his successor, Sergei Ignatyev is considered more market friendly. So much so that the resignation of Gerashchenko led to a sharp rally in Russia's only traded bank stock, Sberbank. >From the start of the year until April 30, Sberbank shares have gained a stunning 130%.

More recently, the equity market received another boost when oil giant British Petroleum (BP) announced that it would increase its stake in the Russian oil company Sidanco to 25%. The move surprised the market, as BP's history with Sidanco has been disappointing. Nevertheless, the move, coupled with stubbornly high oil prices, has drawn attention to the fact that Russian oil assets remain attractively valued in spite of their recent performance.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of 66.79%. In the same period the Russian Trading System Index returned 89.23%. The disparity in performance between the two can be explained by the fact that the RTS Index is dominated by the Oil & Gas sector (about 70%), while the Fund invests in a broader range of Russian equities.

PORTFOLIO SPECIFICS: In spite of the Fund's strategy to be more diversified within the Russian market, the Oil & Gas sector continues to make up a substantial part of the Fund. The interest in oil stocks was highlighted by a secondary offering in Yukos earlier in the year. The company was able to sell about 1.0% of its shares in a secondary offering with relative ease (valued at approximately $100 million at the time of the offering). The Fund increased its stake in Yukos over the period. The Fund also added to its position in the oil company Sibneft. The shares of Sibneft have clearly been another one of the market's top performing stocks after the company announced that it planned to increase oil production by over 20% in 2002.

As mentioned above, the shares of Sberbank have attracted a great deal of attention in the first quarter of 2002. The Fund began to build a position in Sberbank once the central bank increased the free float of the stock by authorizing that more shares be made available for public trading -- particularly to meet the demand of foreign investors. The bank may also issue ADRs later in the year to increase its investor base.

The Fund also has a number of holdings in the fixed-line telecom sector. Currently, there are dozens of regional telecom companies traded in the Russian market. However, this looks set to change later this year, as most of the companies will get folded into much larger regional telecom companies. Aside from the creation of larger and more liquid companies, these fixed-line carriers also look set to benefit from tariff increases.

MARKET OUTLOOK: While the investment case for Russia remains very much intact, it is unlikely that the market will continue to deliver the dramatic returns that we have seen over the last year. Whereas the valuations of Russian equities were once well below those of other emerging markets, the gap has narrowed.

For Russian equities to continue their positive trend, we would need to see further progress in the areas of fiscal management and inflation. Current forecasts look for the government to finish 2002 with a balanced budget. Consumer Price Index, though falling, still remains somewhat high and will likely end the year in a range between 16-18%. (These forecasts assume an average oil price of $21.00/barrel in 2002.)

One key measure of economic reform was stressed by President Putin in his recent `State of the Nation' address. This is the area of deregulation. Deregulation, in this case, refers to the dismantling of the bureaucracy and corruption that impedes new business development (particularly small and medium-sized businesses). Putin emphasized this problem because it is a major obstacle to the higher growth levels that Russia requires for its economy to catch up to the world's developed countries. We would hope to see significant progress in the effort to `deregulate' the Russian economy over the next few months.

Portfolio Managers' Report                                       ING RUSSIA FUND
--------------------------------------------------------------------------------

                                      AVERAGE ANNUAL TOTAL RETURNS FOR THE
                                           PERIODS ENDED APRIL 30, 2002
                                    ------------------------------------------
                                                               SINCE INCEPTION
                                    1 YEAR        5 YEAR          07/03/96
                                    ------        ------          --------
Including Sales Charge:
  Class A (1)                        74.84%       -1.01%            4.93%
Excluding Sales Charge:
  Class A                            85.48%       -0.17%            6.00%
Moscow Times Index                  123.55%        8.00%           17.10%(2)
Russian Trading System Index        116.83%        3.75%           11.54%(2)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Russia Fund against the Moscow Times Index and Russian Tradings System Index. The indices have an inherent performance advantage over the Fund since they have no cash in their portfolio, impose no sales charge and incur no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of the maximum sales load.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FOWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2)  Since inception performance for the index is shown from 07/01/96.

Redemptions on shares held less than 365 days are subject to a redemption fee of 2% of the redemption proceeds.

PRINCIPAL RISK FACTOR(S): Increased price volatility and other risks that accompany an investment in equity securities of issuers in a single region. Currency exchange rates, international, political and economic conditions and other risks affect foreign securities.

                See accompanying index descriptions on page 28.

ING GLOBAL
COMMUNICATIONS FUND                                   Portfolio Manager's Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT: Daniel Hayes, Portfolio Manager, ING Investment Management Advisors B.V.

GOAL: The ING Global Communications Fund (the "Fund") seeks long-term capital appreciation by investing in equity securities of communications companies located throughout the world, including the United States.

MARKET OVERVIEW: The horrific events of September 11, 2001 were to punctuate the remaining quarter of 2001. The unprecedented closure of the U.S. financial markets, the military response of the U.S., the ensuing fears of further terrorist attacks and the obvious shock to the world at large preoccupied the markets. The response of central banks around the world was immediate. Federal reserve cut interest rates by 50bp from 3.5% to 3.0%; we now stand at a Fed funds rate of 1.75% with a bias to neutral.

The S&P 500 Index touched a low of 950, the NASDAQ Composite Index traded through 1400, and the Dow Jones Industrial Average traded down to just above 8200. The rally from the lows had been strong, driven by expectations of a successful resolution of the Afghan war, burning off of the inventory overhang in the U.S. economy, a slowing in the number of profit warnings coming from the Technology sector, and an expectation that monetary and fiscal policy will lead to increased demand in 2002.

The semiconductor sector has been a broad participant in the rebound. Communication Semiconductors posting an average 29% gain from the low. Telecommunication infrastructure stocks also enjoyed a bounce off the low of some 45%. Telecom services companies did not participate to the same extent although initially benefited from their status as "safe" haven investments.

Cisco was able to guide for the first time in 12 months to a sequentially up quarter in the fourth quarter of 2001. The handset food chain was also encouraged by positive trading statement from Nokia and Motorola relating to the handset market for the fourth quarter. The semiconductor industry also began showing some signs of stabilization with Dynamic Random Access Memory (DRAM) prices edging higher in the quarter and speculation surrounding industry consolidation also helping sentiment. The foundry company TSMC was also able to positively preannounce the fourth quarter.

Restructuring in the communication space continued with KPN issuing $5 billion of stock, British Telecom successfully spinning out its wireless arm mmo2 and Colt Telecom successfully managing a rights issue. Equity holders in XO Communications and McCloud were left with little to cheer about however as restructuring resulted in severe dilution. In the cable space, Comcast revised its bid for AT&T broadband finally settling on a price tag of $72 billion.

Moving into 2002, however, the fundamentals continued to undermine a sustained recovery in stocks. The start of the year saw a violent rotation out of U.S. wireless stocks prompted by a concern that growth had slowed in the U.S. subscriber market. This had a knock on effect in the hardware sector hurting handset-related issues both on the component and the Original Equipment Manufacturer (OEM) group. Nokia in all the chaos managed to upside surprise the market for its fourth quarter numbers providing enough positive guidance to keep the bearish sentiment at bay. The value chain continues to be buffeted however by the instability in the Telecom services sector. Global Crossing and McCloud filed for bankruptcy protection, which has resulted in further heavy selling across the group. In such a difficult environment the perceived upturn in technology spending gets pushed out further. Fundamentals appear to be bottoming however; semi conductor companies are almost universally reporting stabilization in revenues and surprisingly average selling prices look reasonably strong with the exception of the wireline semiconductor companies. February saw no relief for the communications investor. Weakness in the wireless services group continued into February as Wall Street began to question the viability of the U.S. wireless market. Pricing pressure, lack of demand, over leveraged balance sheets and looming credit downgrades saw the compression of valuations across the globe. European and Asian wireless stock multiples came lower in sympathy. In wire line BellSouth lowered the street's expectations due they say to concerns relating to currency devaluations and deteriorating conditions in Latin America. Qwest tapped the remainder of its entire commercial bank line of credit to pay off all its $3.2 billion in commercial paper, it also confirmed its intention to issue $1.25 billion of equity-linked paper to speed up its de-leveraging campaign. It had been unable to finance its commercial paper; its debt was downgraded by S&P and Moody's one notch to BBB equivalent. William Communications filed for bankruptcy protection under Chapter 11. Sprint Corporation also announced the intended sale of its directory business in an effort to secure financing for the 2002 business plan. They too suffered a credit downgrade. On the regulatory front the House of Representatives passed the Tauzin/Dingell bill, this was widely expected. This seeks relief for the incumbent carriers relating to the unbundling of services in the local loop. With every Telecom services pre-announcement came further weakness in the outlook for the communications technology stocks. Riverstone pre-announced its first quarter and sited slowing capital expenditure from the service provider segment, then subsequently dropped 40% in the opening seconds of trading. Ciena acquired ONI Systems in a stock deal worth $900 million U.S. Dollars, and then subsequently pre-announced the quarter and guided lower for the remainder of the year. Elsewhere in technology land, indications that the enterprise may be showing some signs of life are emerging, particularly in the PC food chain and Semi-Conductor industry data point to a bottoming in the cycle. The Institute for Supply Management Index (ISM formerly National Association of Purchasing Managers Index, NAPM) improved during the month showing signs of exiting the 18 months Industrial recession. Inventories and shipments in the U.S. economy are also trending positively. Inventory has been reduced while shipment levels have improved. Also decline in capacity utilization for both Technology and Semi-Conductor companies have slowed. Pre-announcements were significantly lower in March 2002 than in March 2001, unfortunately for Communications investors many of these pre-announcements were in the Communications sector. Notables include Lucent, (who warned and at the same time announced a convertible), Juniper and Ciena which acquired ONI Systems and then both companies pre-announced. The wireless sector continued to come under severe selling pressure as in the U.S. as investors questioned the ability of these companies to acquire customers profitably. Speculation is now growing that there will be a rapid move to consolidate the sector most probably along aces technology lines, i.e. Code-Division Multiple Access (CDMA) (Verizon, PCS) and Global System for Mobile Communications (GSM) (Cingular and AT&T wireless) Qwest and Worldcom are both under SEC investigation. Despite efforts by Deutsche Telecom to increase free cash flow by cutting its dividend by 40% and slashing capital expenditure, a delay in its debt reduction plan led to a debt downgrade. Similarly France Telecom has been hit by the ratings agencies. Even the U.S. Regional Bell Operating Companies (RBOCs) have been warned by the ratings agencies on their reliance for short-term debt, prompting Verizon to issue $1.5 billion of bonds to pay down short-term paper exposure. A focus on free cash flow across the globe continues to pressure the prospects for communications technology companies.

                                                                     ING GLOBAL
Portfolio Manager's Report                                   COMMUNICATIONS FUND
--------------------------------------------------------------------------------

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of -24.71% compared to the NASDAQ Telecom Index, which returned -33.78% for the same period.

PORTFOLIO SPECIFICS: Visibility going into 2002 remains poor, however, we believe that there is an increasing probability that communications technology spending will stabilize and resume growth over the next 12 months. Therefore, we have taken an aggressive approach to the market entering 2002. Telecom spending relative to GDP continues to rise globally. In the past decade, it has risen by 50% to about 3% of GDP. Analysts expect this to double over the next decade, driven by mobile communications and the Internet. It is, however, going to be a wild ride.

Our technology bets remain focused on what we perceive to be long-term winners in next generation communications platforms, for example Ciena and Juniper Networks.

MARKET OUTLOOK: The U.S. economy is demonstrating the first clear sign of recovery after one of the most aggressive easing cycles in memory. The Communications sector continues to suffer from an overhang of over-investment. Consolidation and further bankruptcy are likely to continue to play out over the coming months. Telecommunications demand, however, usually moves in lockstep with the economy, and this should at least give the services sector an opportunity to stabilize and maybe even grow its revenue stream. What the sector ultimately requires, however, is a product cycle, and this, in our view, will be driven by broadband access technology. Wireless is our best bet as the next big product cycle, but patience is the key ingredient. Investment in that sector remains way down on the average portfolio managers' list. The problems still look bigger than the opportunities. A stronger economy, after a prolonged shakeout, may help to shift some of that uncertainty.

                                              AVERAGE ANNUAL TOTAL
                                             RETURNS FOR THE PERIODS
                                              ENDED APRIL 30, 2002
                                             -----------------------
                                                             SINCE
                                                           INCEPTION
                                             1 YEAR         3/1/00
                                             ------         ------
        Including Sales Charge:
          Class A (1)                        -66.41%        -61.86%
          Class B (2)                        -62.42%        -61.63%
          Class C (3)                        -65.11%        -61.08%
        Excluding Sales Charge:
          Class A                            -64.40%        -60.81%
          Class B                            -64.66%        -61.08%
          Class C                            -64.75%        -61.08%
        NASDAQ Telecom Index                 -60.46%        -62.85%

Based on a $10,000 initial investment, the table above illustrates the total return of ING Global Communications Fund against the NASDAQ Telecom Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

PRINCIPAL RISK FACTOR(S): Sensitivity to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities. Risks of foreign investing are generally intensified for investments in emerging markets. Because the Fund concentrates its investments in global communications companies, it will tend to have greater volatility than Funds not concentrated in one industry. In exchange for higher growth potential, investing in stocks of smaller and mid-size companies may entail greater price volatility than investing in those of larger companies.

                See accompanying index descriptions on page 28.

ING GLOBAL TECHNOLOGY FUND                            Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Guy Uding, Daniel Hayes, Tycho van Wijk, ING Investment Management Advisors B.V.

GOAL: The ING Global Technology Fund (the "Fund") seeks long-term capital appreciation by investing in equity securities of information technology companies located throughout the world, including the United States.

MARKET OVERVIEW: The sharp upturn on Wall Street in the fourth quarter 2001 came to an end in January, despite the reasonable macro-economic figures. The rapid collapse of the Enron energy group and the manifest gross negligence of its auditor Arthur Andersen hit sentiment hard. The -- until recently -- highly prestigious energy group had obviously been reporting misleading figures for years. Soon several other companies (e.g. Tyco, Global Crossing) were being associated with dishonest accounting practices, creating great concern among investors. The market was afraid that Enron was not just a single rogue company, but just the tip of the iceberg. Once these fears were seen to be exaggerated and good macro-economic figures continued to come in, the market shifted its focus to the expected economic recovery. Hence, the market climate decidedly brightened in the last week of February. Wall Street gradually recouped the losses it suffered in January and February. However, rising bond yields and the unrest in the Middle East helped to erode equity prices again in the last two weeks of March. Although the market's underlying mood remained upbeat, it became more skeptical about the profit recovery.

Global sales of semiconductors were quite strong, with sales of Dynamic Random Access Memory (DRAM) chips rising 24 percent as a result of higher average prices, according to data from the Semiconductor Industry Association(SIA). With market conditions still weaker than in the year-ago boom the SIA also forecasted the second quarter to be slightly stronger with further acceleration of growth in the second half of 2002. Renewed orders for chip-making equipment and firming DRAM memory chip prices clearly confirms this expectation. Strength in the outsourcing sector continued in the fourth quarter and this sector was perceived as the defensive sector within the technology sector. However, after profit warnings from bellwethers as Electronic Data Systems and IBM, this changed. IBM announced their quarterly figures and missed the analyst's forecasts by $1 billion. Sales in semiconductors and hard-disk drive division fell about 35% and revenue was weak across the board. This announcement was the first time since 1991 that they announced a profit warning. IBM announced that they raised their dividend and that they will buy back as much as $3.5 billion more shares.

The Electronics Manufacturing Services (EMS) sector experienced an acceleration in outsourcing in the second half of the reporting period with seven (Lucent, Valeo , Alcatel, Hewlett Packard, IBM, NEC and Compaq) divestitures announced that are expected to generate annual revenue of about $4.5 billion. The Valeo announcement with Jabil is the largest Original Equipment Manufacturer (OEM) asset purchase agreement in the automotive sector at an estimated $300 million in annual revenue. As the economy began to weaken in 2001 the structure of OEM asset sales began to change with less land and physical manufacturing infrastructure being acquired by the EMS sector. For example the Lucent agreement with Solectron at the end of the quarter didn't include any equipment or property. Transactions like these are allowing OEM's to benefit from manufacturing the product in a more cost-effective location. The PC sector reported better quarterly figures as Dell raised its forecast on sales and reiterated its earnings. Intel reduces prices on processors for PC's and servers as much as 32% to fuel demand and Compaq reported better than expected earnings and said they won more than $1 billion in business in the healthcare, education and travel markets. The enterprise software sector is clearly being hurt by the economy and the lack of a killer application and is in its worst condition in a very long time. Oracle and PeopleSoft surprised investors with profit warnings. Oracle blamed Asia for the miss, while PeopleSoft cited the late closure of a few large deals suggesting a very back-end loaded quarter. Clearly as buyers are feeling little pressure to upgrade to new systems and thus waiting to the end of the quarter and the opportunity to negotiate better deals. PeopleSoft shares tumbled 33%, their biggest one-day drop, after the announcement, as it took investors by surprise because PeopleSoft managed to meet its forecasts every quarter last year, even as others like Oracle, Siebel and SAP fell short. Later in the month they announced their quarterly figures which were on the earnings front better than what they had forecasted, however, their guidance going forward was set to a lower level. The gaming sector performed very well during the reporting period and reported figures which supported this performance. The successful introduction of the Xbox and GameCube (Nintendo) together with very aggressive price cuts fueled demand. The software gaming companies and component makers for the hardware are clearly benefiting.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, provided a total return of -11.44% compared to the Goldman Sachs Technology Industry Composite Index which returned -6.46% for the same period.

PORTFOLIO SPECIFICS: At the second half of the reporting period, we became more positive on the technology sector at least for the short-term as the weakness in some technology companies was overdone. Therefore, we lowered the weighting in the outsourcing sector, which is more defensive, quite significantly by selling Computer Sciences, Electronic Data System, Amdocs and IBM. The Fund increased the weighting in Storage by adding Qlogic to the portfolio and switched Veritas into EMC because of valuations. Adding to the position of Advanced Micro Devices and Fairchild also increased the weighting in the semiconductor sector. After Yahoo announced their quarterly figures, the stock came under some selling pressure as they beat their revenue estimate but fell short of core business revenue estimates due to a slowdown in advertising revenue. After this, we added Yahoo to the portfolio. We reduced our weighting in Oracle as we had

Portfolio Managers' Report                            ING GLOBAL TECHNOLOGY FUND
--------------------------------------------------------------------------------

some doubts on certain contracts they signed some time ago, especially their contract of $140 million with the state of California.

MARKET OUTLOOK: Along with an economic recovery in the second half of the year which we expect, the profitability of U.S. public companies should improve considerably. As profits stabilize or rise, companies will loosen up their IT budgets. Recent data suggest that corporations under spent their IT budget around 40% in the first quarter. We expect the PC sector to perform quite well in the coming periods as PC's will be replaced by corporations with a move to Windows 2000. Clearly the semiconductor companies will benefit from this replacement cycle as 60% of the worldwide semiconductors are PC related. Pick up in the enterprise software sector will be back-end loaded as a driver for this sector is still lacking.

                                      AVERAGE ANNUAL TOTAL RETURNS FOR
                                      THE PERIODS ENDED APRIL 30, 2002
                                      --------------------------------
                                                       SINCE INCEPTION
                                         1 YEAR           12/15/98
                                         ------           --------
Including Sales Charge:
  Class A (1)                           -50.39%            -8.30%
  Class B (2)                           -50.41%            -7.85%
  Class C (3)                           -48.32%            -7.36%
Excluding Sales Charge:
  Class A                               -47.34%            -6.68%
  Class B                               -47.87%            -7.32%
  Class C                               -47.81%            -7.36%
Goldman Sachs Technology
  Industry Composite Index              -32.64%            -6.52%(4)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Global Technology Fund against the Goldman Sachs Technology Industry Composite Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 3%, respectively, for the 1 year and since inception returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 12/01/98.

PRINCIPAL RISK FACTOR(S): International investing involves special risks including currency fluctuations, lower liquidity, political and economic uncertainties and differences in accounting standards. The Fund concentrates its investments in information technology-related companies and will tend to experience greater volatility than funds with more diversified portfolios. In exchange for higher growth potential, investing in stocks of smaller and mid-sized companies may entail greater price volatility than investing in stocks of larger companies.

                See accompanying index descriptions on page 28.

ING GLOBAL REAL ESTATE FUND                           Portfolio Managers' Report
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Steven D. Burton, Kenneth D. Campbell, T. Ritson Ferguson, Clarion CRA Securities, L.P.

GOAL: The ING Global Real Estate Fund (the "Fund") seeks to achieve high total return with an emphasis on dividend yield by investing in publicly traded real estate companies in the developed countries of North America, Europe and Asia.

MARKET OVERVIEW: Property stocks around the world have benefited from strong performance relative to other equities as a result of the defensive nature of real estate. Defensive attributes include high free cash flow, which generates dividend yields in excess of 5% on average, positive earnings growth in a soft economy, attractive valuations and an overall favorable supply/demand relationship of real estate space. Relative outperformance over the past year has been achieved by a +11.7% total return for real estate securities versus negative 10.7% for equities as measured by the Salomon Smith Barney World Equity Index. Taken together, this equals +22.4% relative outperformance by property stocks.

Concerns over the past year have focused primarily on slackening demand in office and industrial markets as the result of a soft economic backdrop and the associated slackening of corporate demand for new space worldwide. Most of these concerns reside in the United States since Europe and the U.K. have shown economic resiliency over the current cycle, partly since Europe and the U.K never got as overheated from the technology-induced demand spike experienced in the U.S. in 1999 and 2000. Companies which focus on shopping centers and regional malls worldwide have performed particularly well on the heels of sustained consumer spending and the perception of particular defensive attributes unique to this sector -- in the case of malls, long lease terms and few new malls built each year.

Trailing twelve-month total return of the Salomon Smith Barney World Property Index of +11.7% was largely carried on the shoulders of strong performance recorded by property companies in North America (+21.8%), Australia (+21.1%) and Europe (+12.0%). The Asian markets of Japan, Hong Kong and Singapore, which together account for 20% of the total index, each recorded negative total returns for this time period, although each has since rallied back from the ultimate lows reached last fall. Hong Kong property stocks, for example, are up 24.3% in the last six months.

PERFORMANCE: For the period from inception (November 5, 2001) through April 30, 2002 the Fund's Class A shares, excluding sales charges, provided a total return of 15.43% compared to the Salomon Smith Barney World Property Index which returned 14.63%. Drivers of outperformance during this time period were Hong Kong (+24.27%), Europe (+18.29%), North America (+17.94%). The Fund, with overweights in North America and Europe, has garnered outperformance generated by these regions.

PORTFOLIO SPECIFICS: Key valuation issues for the Fund are:

* DISCOUNTS TO NET ASSET VALUE: Real estate companies worldwide continue to trade at a 10% discount to estimated private market value or net asset value (NAV) on average, with particular discounts evident in Hong Kong (17%), Japan (24%) and, despite the strong YTD performance, continental Europe (17%) and the U.K. (20%). This suggests that value remains in many of these regions and companies.

* UNITED STATES: With a 54% weight in the Fund, the outlook for real estate companies in the United States is critical. Despite softening real estate market nationwide, real estate investment trusts support well-covered dividend yields of 6.5%, positive earnings growth, strong balance sheets and strong management teams. The Fund favors overweight positions in regional mall, shopping center and industrial stocks in the current environment.

MARKET OUTLOOK: Clarion CRA puts forth an annual total return expectation over the next several years in the 8 to 12% range on average with about 6% of the return coming from dividends alone. The remainder of total return is derived from earnings growth, which is projected to be in the 3-5% range over the next several years. We believe the global property markets will be characterized by long-term leases, predictable earnings, a manageable incremental new supply of space, moderate M&A activity as the deep discounts to NAV are realized, and demand which should gradually strengthen in-line with recovering world economic growth.

Portfolio Managers' Report                           ING GLOBAL REAL ESTATE FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS
                                      FOR THE PERIODS ENDED APRIL 30, 2002
                             ---------------------------------------------------
                             SINCE INCEPTION   SINCE INCEPTION   SINCE INCEPTION
                                OF CLASS A        OF CLASS B        OF CLASSC
                                 11/05/01          3/15/02           1/8/02
                                 --------          -------           ------
Including Sales Charge:
  Class A (1)                     10.25%               --               --
  Class B (2)                        --             -1.60%              --
  Class C (3)                        --                --             5.20%
Excluding Sales Charge:
  Class A                         15.43%               --               --
  Class B                            --              3.40%              --
  Class C                            --                --             6.20%
Salomon Smith Barney World
  Property Index                  14.63%(4)          8.41%(5)         8.47%(6)

Based upon a $10,000 initial investment, the table above illustrates the total return of ING Global Real Estate Fund against the Salomon Smith Barney World Property Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% for the since inception return.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the since inception return.

(4)  Since inception performance for the index is shown from 11/01/01.

(5)  Since inception performance for the index is shown from 3/1/02.

(6)  Since inception performance for the index is shown from 1/1/02.

PRINCIPAL RISK FACTOR(S): Investments in issuers that are principally engaged in real estate, including REITs, may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

                See accompanying index descriptions on page 28.

                      Portfolio Managers' Report ING WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGEMENT TEAM: Mary Lisanti, Portfolio Manager; Jeffrey Bernstein, Portfolio Manager; Richard Saler, Portfolio Manager; Philip Schwartz, Portfolio Manager, ING Investments, LLC.

GOAL: The ING Worldwide Growth Fund (the "Fund") seeks maximum long-term capital appreciation.

MARKET OVERVIEW:

DOMESTIC: The six months following the events on September 11th were fraught with uncertainty for investors. The markets rallied strongly off the September bottom, as the prompt action by the Federal Reserve and the fiscal stimulus provided by the government reassured investors that the economy would continue to function, the timing and pace of that recovery was uncertain. The advent of the Enron accounting scandal shortly afterwards further shook investor confidence, as it called into question the veracity of corporate earnings. The net result is the lowest rebound for the S&P 500 Index (S&P 500) in previous "recession-recovery" scenarios, the average return for the S&P 500 is 38%; for the six-months ended April 30, 2002, the S&P 500 returned 2.31%, while the Dow Jones Industrial Average returned 10.59%, the NASDAQ Composite Index was up 0.06%. Following the historical pattern coming out of recessions, small capitalization stocks were the best performing asset class, returning 20.06% in the six months.

INTERNATIONAL: The six-month period to the end of April 30, 2002 was dominated by the aftermath of the events of September 11th and the global economic recovery. By the end of 2001 most investors had concluded that the lowest point in the global downturn had been reached. The outlook was far from clear, however. The U.S. had led the downturn and it seemed obvious that that economy, accounting for about 30% of global output, would lead the rebound. But how strong would this be? Consumer spending had not fallen very much and there was no reason why it should accelerate. The same could be said for housing related demand. In addition, slumping business investment, especially in technology, had put the economies on the downward track and was unlikely to rebound strongly since it would take both substantially improving corporate profits and/or a new impetus to invest. The first would take time. The second was hard to see, given the scale of the over-investment in technology that had taken place.

There was little to get enthused over in the international economies, which were earlier in the cycle than the U.S. and Japan's problems, deflation and a paralyzed banking system, seemed as intractable as ever. Demand remained weak in Europe ex the U.K. In the U.K., overall conditions were more favorable, with unemployment and interest rates at the lowest levels in a generation, a booming housing market and vibrant consumer demand. But the U.K.'s economy was too small in global terms to make a difference.

By the end of April global conditions had continued to brighten, but the concerns expressed above persisted.

During the six-month period most markets have been moderately stronger. The MSCI EAFE Index rose 5.7% in dollar terms. Europe ex U.K. rose 5.7% while the U.K. rose 3.2%. The Japanese market only rose 0.8%, but this conceals late strength: it rose 7.0% in the first four months of 2002. The brightest spot has been emerging markets especially in Asia. Because of the nature of the goods produced in these economies, their markets tend to be strong in the early days of global recovery. Accordingly, as a whole, emerging markets were up 32.7% in the six months under review.

PERFORMANCE: For the six-month period ended April 30, 2002, the Fund's Class A shares, excluding sales charges, returned 0.58%, compared to the MSCI World Index, which returned 3.47%.

PORTFOLIO SPECIFICS:

DOMESTIC: In the wake of September 11th, we positioned the portfolio for a cyclical economic recovery. Given the stimulatory actions taken by the Federal Reserve and the spending plan proposed by President Bush, we believed the consumer would be the initial beneficiary, with the industrial sector of the economy following within six to nine months. The Fund is positioned to benefit from an improving economy with a strong weighting in consumer cyclical, energy and financials. We are modestly overweight information technology relative to the index. Our most significant underweight is healthcare, and specifically large pharmaceutical companies.

INTERNATIONAL: Given the uncertainties described above, we framed our strategy so as to cover a wide spread of sectors with no large bets, notwithstanding our positive outlook, on balance, for the global economy. Instead we decided to be opportunistic in taking advantage of stocks, which appeared to offer good relative value according to our process.

This approach was successful in that the Fund outperformed the MSCI EAFE Index over the six-month period. However, the best results were in the last two months of 2001. In the first four months of 2002 we underperformed the index slightly. During this time we benefited by being underweight stocks in the worst performing sectors, telecommunications and technology, but this was outweighed by adverse stock selection among industrials.

MARKET OUTLOOK:

DOMESTIC: We have become increasingly optimistic in our outlook for U.S. equities, as the market appears to have had its capitulation. As stocks fell to levels last seen in 1998, valuations became increasingly compelling. For the first time since the 1980's we have had both fiscal and monetary stimulus working together, which implies a recovery is at hand. However, worries remain on the macro side regarding the shape and strength of the recovery. The quality of corporate earnings remains under the "Enron" cloud. In this environment, valuations will probably be capped, at least in the near term, and volatility may remain high.

Portfolio Managers' Report                             ING WORLDWIDE GROWTH FUND
--------------------------------------------------------------------------------

Our strategy looking into 2002 is to focus on companies that have strong operating leverage, the potential for strong earnings growth, and an attractive valuation. We have spent a substantial amount of time analyzing turnaround stories, as these companies offer the potential for appreciation, regardless of the business cycle. After one of the longest and deepest bear markets since the early 1970's, we feel that there are opportunities for significant capital appreciation in the U.S. equity market. A disciplined investment process and good fundamental research will be capabilities needed to uncover those companies with the greatest appreciation potential. To that end, we have strengthened our research capabilities particularly in the healthcare sector and continue to refine our investment process.

INTERNATIONAL: The global economy continues its fitful recovery led by the U.S. decelerating inventory reductions and defense related government spending are prominent elements in the acceleration of U.S. Gross Domestic Product growth to 5.6% annualized in the first quarter of 2002. There is evidence that this is causing improved export performance in the next two largest economies, Japan and Germany. Unfortunately business investment in the U.S. continues to fall, albeit at a declining rate. Other than the early cycle economies of some emerging markets, especially in Asia, it is hard to see strong sustained global growth taking hold until business investment improves.

In view of this we will maintain our strategy to avoid big bets on any particular economic outcome or backdrop, but to invest in companies from across the spectrum, which offer good relative value on a stock by stock basis. We are about 7% underweight in technology and telecommunications, favoring consumer stocks instead.

                                  AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED APRIL 30, 2002
                                  -----------------------------------------------------------------
                                                               SINCE INCEPTION     SINCE INCEPTION
                                                               OF CLASS A AND C      OF CLASS B
                                    1 YEAR        5 YEAR           4/19/93             5/31/95
                                    ------        ------           -------             -------
Including Sales Charge:
  Class A (1)                       -26.59%        7.05%            9.65%                 --
  Class B (2)                       -26.50%        7.34%              --                9.70%
  Class C (3)                       -23.39%        7.64%            9.68%                 --
Excluding Sales Charge:
  Class A                           -22.11%        8.32%           10.37%                 --
  Class B                           -22.63%        7.64%              --                9.70%
  Class C                           -22.61%        7.64%            9.68%                 --
MSCI World Index                    -13.53%        4.32%            8.16%(4)            7.21%(5)

Based on a $10,000 initial investment, the table above illustrates the total return of ING Worldwide Growth Fund against the MSCI World Index. The Index has an inherent performance advantage over the Fund since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Fund's performance is shown both with and without the imposition of sales charges.

Performance table does not reflect the deduction of taxes that a shareholder will pay on fund distributions or the redemption of fund shares.

Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Fund. Total returns would have been lower had there been no waiver to the Fund.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING" STATEMENTS. ACTUAL RESULTS MAY DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING" STATEMENTS.

THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGERS' VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND HOLDINGS ARE SUBJECT TO CHANGE DAILY.

(1)  Reflects deduction of the maximum Class A sales charge of 5.75%.

(2) Reflects deduction of the Class B deferred sales charge of 5% and 2%, respectively, for the 1 year and 5 year returns.

(3) Reflects deduction of the Class C deferred sales charge of 1% for the 1 year return.

(4)  Since inception performance for the index is shown from 05/01/93.

(5)  Since inception performance for the index is shown from 06/01/95.

PRINCIPAL RISK FACTOR(S): Price volatility and other risks that accompany an investment in growth-oriented foreign equities. Sensitivity to currency exchange rates, international, political and economic conditions and other risks that affect foreign securities. The Fund may also invest in small and medium sized companies, which may be more susceptible to price volatility than larger companies. Risks of foreign investing are generally intensified for investments in emerging markets.

                See accompanying index descriptions on page 28.

                               INDEX DESCRIPTIONS
--------------------------------------------------------------------------------

The S&P 500 INDEX is a widely recognized index of 500 common stocks.

The DOW JONES INDUSTRIAL AVERAGE is a price-weighted average of 30 blue-chip stocks that are generally the leaders of their industry.

The NASDAQ COMPOSITE INDEX is a broad-based capitalization-weighted index of all NASDAQ National Market & SmallCap stocks.

The PHILADELPHIA STOCK EXCHANGE GOLD AND SILVER INDEX (XAU) is a capitalization-weighted index which includes the leading companies involved in the mining of gold and silver.

The MSCI EAFE INDEX consists of more than 1,000 securities taken from the largest market capitalization companies based in Europe, Australia and Asia (Australasia), and the Far East.

The MSCI EMERGING MARKETS FREE (EMF) INDEX is comprised of companies representative of the market structure of 22 emerging countries in Europe, Latin America and the Pacific Rim Basin.

The MSCI WORLD INDEX consists of more than 1,400 securities of the largest publicly traded companies around the world based on market capitalization.

The SALOMON EPAC EXTENDED MARKET INDEX measures the performance of securities of smaller-capitalized companies in 22 countries excluding the U.S. and Canada.

The MSCI FAR EAST FREE EX-JAPAN INDEX measures performance of securities listed on exchanges in the Far East markets excluding Japan.

The MOSCOW TIMES INDEX is an index that measures the performance of the 50 most liquid and highly capitalized Russian stocks.

The RUSSIAN TRADING SYSTEM INDEX is a capitalization weighted index that is comprised of 100 stocks traded on the Russian Trading Systems.

The GOLD BULLION is a commodity traded on the New York Mercantile Exchange.

The NASDAQ TELECOM INDEX is a capitalization-weighted index designated to measure the performance of all NASDAQ stocks in the telecommunications sector.

The GOLDMAN SACHS TECHNOLOGY INDUSTRY COMPOSITE INDEX is a modified capitalization-weighted index of selected technology stock.

The FT EUROPE INDEX is average weighted by the market value of the performance of securities listed on the Stock Exchange of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Spain, Sweden, Switzerland and United Kingdom.

The MSCI JAPAN INDEX is a capitalization weighted index that monitors the performance of stocks from the country of Japan.

The MSCI EUROPE INDEX is a capitalization weighted index that monitors the performance of stocks from all the countries that make up the continent of Europe.

The INSTITUTE FOR SUPPLY MANAGEMENT'S INDEX (ISM, FORMERLY NAPM) is an indicator of economic activity based on a survey of over 250 companies within 21 industries covering all 50 states.

The SALOMON SMITH BARNEY WORLD PROPERTY INDEX is an unmanaged market-weighted total return index which consists of many companies from developed markets whose floats are larger than $100 million and derive more than half of their revenue from property-related activities.

The MSCI ARGENTINA INDEX is an unmanaged index that measures the performance of the Argentina stock market.

The MSCI EMF LATIN AMERICA INDEX is a capitalization-weighted index that monitors the performance of stocks from the EMF Latin America region.

The MSCI EMF ASIA INDEX is a capitalization-weighted index that monitors the performance of stocks from the EMF Asian region.

                           All indices are unmanaged.
                An investor cannot invest directly in an index.

                     (THIS PAGE INTENTIONALLY LEFT BLANK)

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                                                              ING
                                             ING              ING             ING         INTERNATIONAL
                                         ASIA-PACIFIC       EMERGING        EUROPEAN          CORE            ING
                                            EQUITY          COUNTRIES        EQUITY          GROWTH       INTERNATIONAL
                                             FUND             FUND            FUND            FUND            FUND
                                        -------------    -------------    ------------    -------------   -------------
ASSETS:
Investments in securities, at value*    $  11,644,368    $ 141,385,862    $ 20,792,030    $  37,109,941   $  45,164,808
Short-term investments, at
 amortized cost                                    --               --              --               --       1,299,085
Cash                                               --               --              --          130,012         721,586
Foreign currencies at value**                  35,070        1,711,788          42,875               --              --
Receivables:
  Investment securities sold                       --        2,164,478          94,505               --              --
  Fund shares sold                            122,663        4,261,494           2,239          972,993         625,171
  Dividends and interest                       33,898          665,818         117,995          160,879         232,655
  Other                                         8,911           96,591             160          202,333           1,550
Other investments (Note 11)                   362,800        6,631,900         439,377        3,540,273       4,257,694
Prepaid expenses                               15,802           17,260          18,020           11,761          23,534
Reimbursement due from manager                 74,226           71,823              --               --              --
                                        -------------    -------------    ------------    -------------   -------------
  Total assets                             12,297,738      157,007,014      21,507,201       42,128,192      52,326,083
                                        -------------    -------------    ------------    -------------   -------------
LIABILITIES:
Payable for investment securities
 purchased                                         --        1,082,973          95,544          126,002         241,788
Payable for fund shares redeemed               23,156          822,447           4,233          340,451         808,603
Payable for securities loaned                 362,800        6,631,900         439,377        3,540,273       4,257,694
Payable to affiliates                          25,244          287,266          40,818           74,096          52,628
Payable to custodian                           36,759        3,050,349         226,912               --              --
Other accrued expenses and
 liabilities                                  175,161          496,614         151,930          122,881         248,948
                                        -------------    -------------    ------------    -------------   -------------
  Total liabilities                           623,120       12,371,549         958,814        4,203,703       5,609,661
                                        -------------    -------------    ------------    -------------   -------------
NET ASSETS                              $  11,674,618    $ 144,635,465    $ 20,548,387    $  37,924,489   $  46,716,422
                                        =============    =============    ============    =============   =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                         $  42,748,010    $ 210,674,673    $ 25,718,492    $  49,805,389   $  61,013,622
Accumulated net investment loss               (39,144)        (357,352)        (24,615)        (183,105)       (152,124)
Accumulated net realized loss on
 investments and foreign
 currencies(net of foreign tax on
 the sale of Indian investments of
 $0, $101,295,$0, $0, and $0,
 respectively -- see note 2)              (27,262,102)     (91,423,476)     (3,088,920)     (12,868,278)    (14,941,022)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies                        (3,772,146)      25,741,620      (2,056,570)       1,170,483         795,946
                                        -------------    -------------    ------------    -------------   -------------
NET ASSETS                              $  11,674,618    $ 144,635,465    $ 20,548,387    $  37,924,489   $  46,716,422
                                        =============    =============    ============    =============   =============
* Cost of securities                    $  15,416,664    $ 115,657,106    $ 22,849,534    $  35,938,595   $  44,371,705
** Cost of foreign currencies           $      35,068    $   1,696,283    $     42,875    $          --   $         419

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                                                            ING
                                      ING               ING               ING          INTERNATIONAL
                                  ASIA-PACIFIC        EMERGING          EUROPEAN            CORE              ING
                                     EQUITY          COUNTRIES           EQUITY            GROWTH        INTERNATIONAL
                                      FUND              FUND              FUND              FUND              FUND
                                  ------------     -------------     -------------     ------------      -------------
CLASS A:
  Net assets                      $  6,034,554     $  81,451,341     $  19,350,161     $  7,248,671      $  34,659,613
  Shares authorized                 24,000,000       unlimited         unlimited         unlimited         200,000,000
  Par value                       $       0.01     $        0.00     $       0.001     $      0.00       $       0.001
  Shares outstanding                 1,438,646         5,204,380         2,446,712          479,274          4,020,890
  Net asset value and
   redemption price per share     $       4.19     $       15.65     $        7.91     $      15.12      $        8.62
  Maximum offering price per
   share (5.75%)(1)               $       4.45     $       16.60     $        8.39     $      16.04      $        9.15
CLASS B:
  Net assets                      $  4,240,535     $  17,487,906     $   1,087,451     $ 10,567,230      $   2,190,599
  Shares authorized                 24,000,000       unlimited         unlimited         unlimited         100,000,000
  Par value                       $       0.01     $        0.00     $       0.001     $      0.00       $       0.001
  Shares outstanding                 1,052,864         1,122,713           140,682          704,643            257,627
  Net asset value and
   redemption price per
   share(2)                       $       4.03     $       15.58     $        7.73     $      15.00      $        8.50
  Maximum offering price per
   share                          $       4.03     $       15.58     $        7.73     $      15.00      $        8.50
CLASS C:
  Net assets                               n/a     $  15,123,272     $     110,775     $ 10,915,383      $   1,653,862
  Shares authorized                        n/a       unlimited         unlimited         unlimited          50,000,000
  Par value                                n/a     $        0.00     $       0.001     $       0.00      $       0.001
  Shares outstanding                       n/a         1,008,683            14,402          725,931            194,630
  Net asset value and
   redemption price per
   share(2)                                n/a     $       14.99     $        7.69     $      15.04      $        8.50
  Maximum offering price per
   share                                   n/a     $       14.99     $        7.69     $      15.04      $        8.50
CLASS I:
  Net assets                               n/a               n/a               n/a              n/a      $   8,202,373
  Shares authorized                        n/a               n/a               n/a              n/a         50,000,000
  Par value                                n/a               n/a               n/a              n/a      $       0.001
  Shares outstanding                       n/a               n/a               n/a              n/a            949,069
  Net asset value and
   redemption price per share              n/a               n/a               n/a              n/a      $        8.64
  Maximum offering price per
   share                                   n/a               n/a               n/a              n/a      $        8.64
CLASS M:
  Net assets                      $  1,399,529               n/a               n/a              n/a                n/a
  Shares authorized                 12,000,000               n/a               n/a              n/a                n/a
  Par value                       $       0.01               n/a               n/a              n/a                n/a
  Shares outstanding                   344,994               n/a               n/a              n/a                n/a
  Net asset value and
   redemption price per share     $       4.06               n/a               n/a              n/a                n/a
  Maximum offering price per
   share (3.50%)(3)               $       4.21               n/a               n/a              n/a                n/a
CLASS Q:
  Net assets                               n/a     $  30,572,946               n/a     $  9,193,205      $       9,975
  Shares authorized                        n/a       unlimited                 n/a       unlimited          50,000,000
  Par value                                n/a     $        0.00               n/a     $      0.001      $       0.001
  Shares outstanding                       n/a         1,886,308               n/a          581,734              1,157
  Net asset value and
   redemption price per share              n/a     $       16.21               n/a     $      15.80      $        8.62
  Maximum offering price per
   share                                   n/a     $       16.21               n/a     $      15.80      $        8.62

(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.
(3) Maximum offering price is computed at 100/96.50 of net asset value. On purchases of $50,000 or more, the offering price is reduced.

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                                 ING
                                            INTERNATIONAL             ING                 ING
                                               SMALLCAP           INTERNATIONAL         PRECIOUS            ING
                                                GROWTH                VALUE              METALS            RUSSIA
                                                 FUND                 FUND                FUND              FUND
                                            --------------      ---------------      -------------     -------------
ASSETS:
Investments in securities, at value*        $  380,159,556      $ 3,218,150,075      $  82,059,182     $ 111,462,402
Short-term investments, at amortized
 cost                                                   --                   --          1,200,000        19,169,018
Cash                                            17,191,980           61,811,524             56,493           296,707
Foreign currencies at value**                      157,898            3,894,811                 --                --
Receivables:
  Investment securities sold                     9,942,179           25,597,507            433,753                --
  Fund shares sold                              10,326,581           51,432,357            293,475           769,970
  Dividends and interest                         1,216,096           21,116,984             73,571           409,146
  Other                                            164,071                   --                 --                --
Other investments (Note 11)                     57,546,707          382,479,452          5,944,800         5,012,400
Unrealized appreciation on forward
 foreign currency contracts                         53,224                   --                 --                --
Prepaid expenses                                    30,403              115,995             11,959            13,042
                                            --------------      ---------------      -------------     -------------
  Total assets                                 476,788,695        3,764,598,705         90,073,233       137,132,685
                                            --------------      ---------------      -------------     -------------
LIABILITIES:
Payable for investment securities
 purchased                                       9,466,806           55,115,299                 --         5,770,088
Unrealized depreciation on forward
 foreign currency contracts                      1,003,090                   --                 --                --
Payable for fund shares redeemed                 4,576,459            8,429,769            717,305           269,447
Payable for securities loaned                   57,546,707          382,479,452          5,944,800         5,012,400
Payable to affiliates                              564,257            4,345,917             80,629           154,848
Other accrued expenses and liabilities             440,504              511,253            235,656           274,433
                                            --------------      ---------------      -------------     -------------
  Total liabilities                             73,597,823          450,881,690          6,978,390        11,481,216
                                            --------------      ---------------      -------------     -------------
NET ASSETS                                  $  403,190,872      $ 3,313,717,015      $  83,094,843     $ 125,651,469
                                            ==============      ===============      =============     =============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                             $  583,055,431      $ 3,469,893,981      $ 139,460,764     $ 167,801,908
Accumulated net investment income
    (loss)                                      (2,733,078)           7,779,218           (164,510)        1,220,110
Accumulated net realized gain (loss)
 on investments and foreign
 currencies                                   (205,599,853)          62,482,544        (90,509,622)      (72,813,202)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies                             28,468,372         (226,438,728)        34,308,211        29,442,653
                                            --------------      ---------------      -------------     -------------
NET ASSETS                                  $  403,190,872      $ 3,313,717,015      $  83,094,843     $ 125,651,469
                                            ==============      ===============      =============     =============
* Cost of securities                        $  350,773,234      $ 3,444,780,028      $  47,749,920     $  82,019,749
** Cost of foreign currencies               $      156,476      $     3,904,081      $          --     $          --

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                           ING
                                       INTERNATIONAL             ING                   ING
                                         SMALLCAP            INTERNATIONAL           PRECIOUS              ING
                                          GROWTH                 VALUE                METALS              RUSSIA
                                           FUND                  FUND                  FUND                FUND
                                      --------------       ----------------       -------------       -------------
CLASS A:
  Net assets                          $  165,631,479       $  1,650,775,792       $  83,094,843       $ 125,651,469
  Shares authorized                     unlimited             unlimited             500,000,000         500,000,000
  Par value                           $         0.00       $           0.01       $       0.001       $       0.001
  Shares outstanding                       7,103,804            123,838,259          18,084,076           9,367,707
  Net asset value and redemption
   price per share                    $        23.32       $          13.33       $        4.59       $       13.41
  Maximum offering price per
   share (5.75%)(1)                   $        24.74       $          14.14       $        4.87       $       14.23
CLASS B:
  Net assets                          $   74,684,308       $    492,290,785                 n/a                 n/a
  Shares authorized                     unlimited             unlimited                     n/a                 n/a
  Par value                           $         0.00       $           0.01                 n/a                 n/a
  Shares outstanding                       3,043,179             37,411,096                 n/a                 n/a
  Net asset value and redemption
   price per share(2)                 $        24.54       $          13.16                 n/a                 n/a
  Maximum offering price per
   share                              $        24.54       $          13.16                 n/a                 n/a
CLASS C:
  Net assets                          $   67,543,328       $    720,673,880                 n/a                 n/a
  Shares authorized                     unlimited             unlimited                     n/a                 n/a
  Par value                           $         0.00       $           0.01                 n/a                 n/a
  Shares outstanding                       3,001,310             54,891,858                 n/a                 n/a
  Net asset value and redemption
   price per share(2)                 $        22.50       $          13.13                 n/a                 n/a
  Maximum offering price per
   share                              $        22.50       $          13.13                 n/a                 n/a
CLASS I:
  Net assets                                     n/a       $    423,295,056                 n/a                 n/a
  Shares authorized                              n/a          unlimited                     n/a                 n/a
  Par value                                      n/a       $           0.01                 n/a                 n/a
  Shares outstanding                             n/a             31,744,121                 n/a                 n/a
  Net asset value and redemption
   price per share                               n/a       $          13.33                 n/a                 n/a
  Maximum offering price per
   share                                         n/a       $          13.33                 n/a                 n/a
CLASS Q:
  Net assets                          $   95,331,757       $     26,681,502                 n/a                 n/a
  Shares authorized                     unlimited             unlimited                     n/a                 n/a
  Par value                           $         0.00       $           0.01                 n/a                 n/a
  Shares outstanding                       3,845,302              1,994,711                 n/a                 n/a
  Net asset value and redemption
   price per share                    $        24.79       $          13.38                 n/a                 n/a
  Maximum offering price per
   share                              $        24.79       $          13.38                 n/a                 n/a

(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                                 ING                ING              ING                ING
                                                GLOBAL             GLOBAL           GLOBAL           WORLDWIDE
                                            COMMUNICATIONS       TECHNOLOGY      REAL ESTATE           GROWTH
                                                 FUND               FUND             FUND               FUND
                                            -------------      -------------     ------------      --------------
ASSETS:
Investments in securities, at value*        $  10,899,778      $  32,428,022     $ 28,776,876      $  266,553,687
Short-term investments, at amortized
 cost                                                  --                 --               --           2,300,000
Cash                                              659,017             32,995          835,385              59,311
Receivables:
  Investment securities sold                           --                 --          242,085           7,651,672
  Fund shares sold                                  2,726             36,200           18,101           4,220,029
  Dividends and interest                            7,566              6,378          139,933             685,026
  Other                                                46                 --               --                  --
Other investments (Note 11)                       300,000            700,000               --          21,167,708
Prepaid expenses                                   15,431             21,321           74,922              44,447
Reimbursement due from manager                        --              66,588           74,428              63,476
                                            -------------      -------------     ------------      --------------
Total assets                                   11,884,564         33,291,504       30,161,730         302,745,356
                                            -------------      -------------     ------------      --------------
LIABILITIES:
Payable for investment securities
 purchased                                        367,553                 --          810,432           9,198,153
Payable for fund shares redeemed                   15,922            148,856               --           2,271,929
Payable for securities loaned                     300,000            700,000               --          21,167,708
Payable to affiliates                              89,913             54,042           32,436             412,882
Other accrued expenses and liabilities            125,115            314,648           74,928             603,930
                                            -------------      -------------     ------------      --------------
Total liabilities                                 898,503          1,217,546          917,796          33,654,602
                                            -------------      -------------     ------------      --------------
NET ASSETS                                  $  10,986,061      $  32,073,958     $ 29,243,934      $  269,090,754
                                            =============      =============     ============      ==============
NET ASSETS WERE COMPRISED OF:
Paid-in capital                             $ 109,019,409      $ 130,251,183     $ 25,940,780      $  461,089,431
Accumulated net investment income
    (loss)                                       (135,603)          (476,280)         103,437          (2,059,674)
Accumulated net realized gain (loss)
 on investments and foreign
 currencies                                   (85,185,344)       (82,784,953)         474,090        (196,191,243)
Net unrealized appreciation
 (depreciation) of investments and
 foreign currencies                           (12,712,401)       (14,915,992)       2,725,627           6,252,240
                                            -------------      -------------     ------------      --------------
NET ASSETS                                  $  10,986,061      $  32,073,958     $ 29,243,934      $  269,090,754
                                            =============      =============     ============      ==============
* Cost of securities                        $  23,612,058      $  47,344,055     $ 26,052,634      $  260,297,306

                 See Accompanying Notes to Financial Statements

      STATEMENTS OF ASSETS AND LIABILITIES as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                            ING                  ING                 ING                  ING
                                           GLOBAL               GLOBAL              GLOBAL             WORLDWIDE
                                       COMMUNICATIONS         TECHNOLOGY          REAL ESTATE            GROWTH
                                            FUND                 FUND                FUND                 FUND
                                        -----------          ------------        -------------        -------------
CLASS A:
  Net assets                            $ 5,733,042          $ 16,043,530        $  29,105,958        $ 106,222,243
  Shares authorized                      unlimited            unlimited            unlimited            unlimited
  Par value                             $     0.001          $      0.001        $       0.001        $        0.00
  Shares outstanding                      4,385,019             3,141,584            2,560,661            6,835,268
  Net asset value and redemption
   price per share                      $      1.31          $       5.11        $       11.37        $       15.54
  Maximum offering price per
   share (5.75%)(1)                     $      1.39          $       5.42        $       12.06        $       16.49
CLASS B:
  Net assets                            $ 4,218,604          $  9,412,327        $     117,315        $  63,393,304
  Shares authorized                      unlimited            unlimited            unlimited            unlimited
  Par value                             $     0.001          $      0.001        $       0.001        $        0.00
  Shares outstanding                      3,279,540             1,897,349               11,350            3,680,515
  Net asset value and redemption
   price per share(2)                   $      1.29          $       4.96        $       10.34        $       17.22
  Maximum offering price per
   share                                $      1.29          $       4.96        $       10.34        $       17.22
CLASS C:
  Net assets                            $ 1,034,415          $  3,111,434        $      20,661        $  85,386,058
  Shares authorized                      unlimited            unlimited            unlimited            unlimited
  Par value                             $     0.001          $      0.001        $       0.001        $        0.00
  Shares outstanding                        803,090               629,099                1,946            5,572,026
  Net asset value and redemption
   price per share(2)                   $      1.29          $       4.95        $       10.62        $       15.32
  Maximum offering price per
   share                                $      1.29          $       4.95        $       10.62        $       15.32
CLASS I:
  Net assets                                    n/a          $  3,506,667                  n/a                  n/a
  Shares authorized                             n/a           unlimited                    n/a                  n/a
  Par value                                     n/a          $      0.001                  n/a                  n/a
  Shares outstanding                            n/a               685,645                  n/a                  n/a
  Net asset value and redemption
   price per share                              n/a          $       5.11                  n/a                  n/a
  Maximum offering price per
   share                                        n/a          $       5.11                  n/a                  n/a
CLASS Q:
  Net assets                                    n/a                   n/a                  n/a        $  14,089,149
  Shares authorized                             n/a                   n/a                  n/a          unlimited
  Par value                                     n/a                   n/a                  n/a        $        0.00
  Shares outstanding                            n/a                   n/a                  n/a              782,730
  Net asset value and redemption
   price per share                              n/a                   n/a                  n/a        $       18.00
  Maximum offering price per
   share                                        n/a                   n/a                  n/a        $       18.00

(1) Maximum offering price is computed at 100/94.25 of net asset value. On purchases of $50,000 or more, the offering price is reduced.
(2) Redemption price per share may be reduced for any applicable contingent deferred sales charge.

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                               ING               ING               ING               ING
                                           ASIA-PACIFIC        EMERGING          EUROPEAN       INTERNATIONAL          ING
                                              EQUITY           COUNTRIES          EQUITY         CORE GROWTH      INTERNATIONAL
                                               FUND              FUND              FUND              FUND              FUND
                                           ------------      ------------      ------------      ------------      ------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*          $     88,040      $  1,193,739      $    175,156      $    266,800      $    347,949
Interest                                          2,075            10,751               936            37,935            51,064
Other                                             8,760               --                --                --                --
Securities loaned income                            136               613                85               159               168
                                           ------------      ------------      ------------      ------------      ------------
    Total investment income                      99,011         1,205,103           176,177           304,894           399,181
                                           ------------      ------------      ------------      ------------      ------------
EXPENSES:
Investment advisory and
 management fees                                 74,366           849,555           118,671           196,330           220,453
Distribution and service fees:
  Class A                                         7,769           134,547            33,779            14,322            44,208
  Class B                                        21,421            82,078             5,854            55,584            11,367
  Class C                                           --             71,908               845            61,215             9,345
  Class M                                         5,246               --                --                --                --
  Class Q                                           --             35,309               --              9,654                10
Transfer agent fees and expenses:
  Class A                                        13,762           157,749            17,752            14,137            40,495
  Class B                                         9,472            33,675             1,077            19,133             2,604
  Class C                                           --             29,482               158            21,124             2,139
  Class I                                           --                --                --                --                226
  Class M                                         3,090               --                --                --                --
  Class Q                                           --              2,587               --                854                 2
Administrative service fees                       3,437            24,326            10,319             3,184            22,045
Custodian and fund accounting
 expenses                                        18,761           117,408            49,722            31,755            80,606
Printing and postage expenses                     9,745            33,238             4,612            15,024            19,507
Registration fees                                22,322            15,761            29,713            22,737            37,019
Professional fees                                 7,911            14,424             4,722            10,525            18,164
Trustee expenses                                    933             5,480               596             1,361            13,939
Miscellaneous expenses                            2,111             8,263             2,992             3,257             4,399
                                           ------------      ------------      ------------      ------------      ------------
                                                200,346         1,615,790           280,812           480,196           526,528
Less:
  Waived and reimbursed fees                     62,191            56,226            80,020            38,676               --
                                           ------------      ------------      ------------      ------------      ------------
    Total expenses                              138,155         1,559,564           200,792           441,520           526,528
                                           ------------      ------------      ------------      ------------      ------------
Net investment loss                             (39,144)         (354,461)          (24,615)         (136,626)         (127,347)
                                           ------------      ------------      ------------      ------------      ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized loss on investments
 (net of foreign tax on sale of
 Indian investments of $0,
 $101,295, $0, $0, and $0,
 respectively -- Note 2)                     (1,147,784)       (9,485,744)       (1,565,654)       (2,838,826)       (2,569,635)
Net realized loss on foreign
 currencies                                    (196,895)         (177,994)          (18,765)          (15,899)         (517,546)
Net change in unrealized
 appreciation of investments and
 foreign currencies                           4,423,850        47,514,673         2,187,979         5,248,525         6,132,657
                                           ------------      ------------      ------------      ------------      ------------
  Net realized and unrealized
   gain on investments and
   foreign currencies                         3,079,171        37,850,935           603,560         2,393,800         3,045,476
                                           ------------      ------------      ------------      ------------      ------------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                                $  3,040,027      $ 37,496,474      $    578,945      $  2,257,174      $  2,918,129
                                           ============      ============      ============      ============      ============
* Foreign taxes                            $      9,335      $    152,312      $     19,312      $     38,226      $     37,546

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

                                              ING
                                          INTERNATIONAL          ING                 ING
                                            SMALLCAP         INTERNATIONAL         PRECIOUS            ING
                                             GROWTH             VALUE               METALS            RUSSIA
                                              FUND               FUND                FUND              FUND
                                          -------------      -------------       ------------      ------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*         $   2,508,034      $  34,155,063       $    395,911      $  2,010,455
Interest                                        119,654            530,359             34,254            94,397
Other                                             8,505                --                 --                --
Securities loaned income                         18,621            141,111                213               250
                                          -------------      -------------       ------------      ------------
    Total investment income                   2,654,814         34,826,533            430,378         2,105,102
                                          -------------      -------------       ------------      ------------
EXPENSES:
Investment advisory and
 management fees                              1,963,220         14,267,474            313,402           511,125
Distribution and service fees:
  Class A                                       283,777          2,112,893             83,800           102,225
  Class B                                       366,511          2,272,692                --                --
  Class C                                       338,079          3,268,703                --                --
  Class Q                                       111,961             38,496                --                --
Transfer agent fees and expenses:
  Class A                                       250,022            963,499             70,728            72,091
  Class B                                       112,745            311,338                --                --
  Class C                                       104,008            448,256                --                --
  Class I                                           --              17,493                --                --
  Class Q                                         5,109              2,313                --                --
Administrative service fees                      79,444          1,643,747             33,522            40,890
Custodian and fund accounting
 expenses                                       192,401            676,288             30,858           104,075
Printing and postage expenses                   141,324            503,219             24,591            32,621
Registration fees                                48,018            121,522             20,590            10,493
Professional fees                                76,545            251,177              7,889            16,709
Trustee expenses                                  7,492             61,487              3,724             7,459
Miscellaneous expenses                           18,883             61,521              2,781             7,306
                                          -------------      -------------       ------------      ------------
                                              4,099,539         27,017,316            591,885           904,994
Less:
  Redemption fee proceeds                           --                 --                 --             20,002
                                          -------------      -------------       ------------      ------------
    Total expenses                            4,099,539         27,017,316            591,885           884,992
                                          -------------      -------------       ------------      ------------
Net investment income (loss)                 (1,444,725)         7,804,415           (161,507)        1,220,110
                                          -------------      -------------       ------------      ------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on
 investments                                (20,711,101)        62,767,573            671,666           862,945
Net realized gain (loss) on foreign
 currencies                                   1,592,751           (241,431)            21,875               --
Net change in unrealized
 appreciation of investments and
 foreign currencies                          48,227,999        224,052,555         28,439,703        36,458,688
                                          -------------      -------------       ------------      ------------
  Net realized and unrealized
   gain on investments and
   foreign currencies                        29,109,649        286,578,697         29,133,244        37,321,633
                                          -------------      -------------       ------------      ------------
INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS                               $  27,664,924      $ 294,383,112       $ 28,971,737      $ 38,541,743
                                          =============      =============       ============      ============
* Foreign taxes                           $     381,012      $   3,341,262       $        --       $    361,400

                 See Accompanying Notes to Financial Statements

  STATEMENTS OF OPERATIONS for the six months ended April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------


                                             ING                ING                ING               ING
                                            GLOBAL             GLOBAL             GLOBAL           WORLDWIDE
                                        COMMUNICATIONS       TECHNOLOGY        REAL ESTATE          GROWTH
                                             FUND               FUND               FUND              FUND
                                        -------------      -------------       -----------      -------------
INVESTMENT INCOME:
Dividends (net of foreign taxes)*       $      22,344      $       8,683       $   740,422      $   1,166,355
Interest                                          974              1,619             6,840            141,595
Other                                             --               3,528               --              13,847
Securities loaned income                          --                 --                --               2,371
                                        -------------      -------------       -----------      -------------
    Total investment income                    23,318             13,830           747,262          1,324,168
                                        -------------      -------------       -----------      -------------
EXPENSES:
Investment advisory and
 management fees                               78,189            275,734           124,385          1,550,351
Distribution and service fees:
  Class A                                      14,000             44,032            31,075            220,532
  Class B                                      29,917             62,131                12            351,501
  Class C                                       8,271             21,887                 9            489,783
  Class Q                                         --                 --                --              19,744
Transfer agent fees and expenses:
  Class A                                       9,386             42,140            17,401            186,776
  Class B                                       7,081             20,812                 7            103,706
  Class C                                       1,940              7,344                 5            144,783
  Class I                                         --                 108               --                 --
  Class Q                                         --                 --                --                 938
Administrative service fees                     5,319             21,919            12,842             62,826
Custodian and fund accounting
 expenses                                      15,657             40,143            37,315            132,956
Printing and postage expenses                   3,823             23,202             7,463            119,354
Registration fees                              23,773             27,610             5,412             62,523
Professional fees                               3,716             19,772             5,939             90,984
Trustee expenses                                  874              3,951               904             23,054
Offering costs                                    --                 --             66,678                --
Organization expense                              --                 --             40,000                --
Miscellaneous expenses                          3,011              6,340             3,149             21,301
                                        -------------      -------------       -----------      -------------
                                              204,957            617,125           352,596          3,581,112
Less:
  Waived and reimbursed fees                   46,036            127,015           134,855            197,270
                                        -------------      -------------       -----------      -------------
  Total expenses                              158,921            490,110           217,741          3,383,842
                                        -------------      -------------       -----------      -------------
Net investment income (loss)                 (135,603)          (476,280)          529,521         (2,059,674)
                                        -------------      -------------       -----------      -------------
REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS AND
 FOREIGN CURRENCIES:
Net realized gain (loss) on
 investments                               (7,412,537)       (10,849,341)          484,622        (34,790,690)
Net realized gain (loss) on foreign
 currencies                                    (7,563)             1,364           (10,532)           (46,358)
Net change in unrealized
 appreciation of investments and
 foreign currencies                         3,541,309          7,414,113         2,725,627         40,343,170
                                        -------------      -------------       -----------      -------------
  Net realized and unrealized
   gain (loss) on investments and
   foreign currencies                      (3,878,791)        (3,433,864)        3,199,717          5,506,122
                                        -------------      -------------       -----------      -------------
INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS              $  (4,014,394)     $  (3,910,144)      $ 3,729,238      $   3,446,448
                                        =============      =============       ===========      =============
* Foreign taxes                         $       3,034      $         --        $    29,895      $     138,018

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------

                                            ING ASIA-PACIFIC                  ING EMERGING                   ING EUROPEAN
                                               EQUITY FUND                   COUNTRIES FUND                   EQUITY FUND
                                      -----------------------------   -----------------------------   -----------------------------
                                        SIX MONTHS         YEAR         SIX MONTHS         YEAR        SIX MONTHS         YEAR
                                          ENDED           ENDED           ENDED           ENDED          ENDED           ENDED
                                         APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,     APRIL 30,      OCTOBER 31,
                                           2002            2001            2002            2001           2002            2001
                                      -------------   -------------   -------------   -------------   -------------   -------------
FROM OPERATIONS:
Net investment loss                   $     (39,144)  $    (120,471)  $    (354,461)  $    (161,993)  $     (24,615)  $      (3,029)
Net realized loss on investments
 and foreign currencies                  (1,344,679)     (2,128,921)     (9,663,738)    (36,773,249)     (1,584,419)     (1,255,057)
Net change in unrealized
 appreciation (depreciation) of
 investments and foreign currencies       4,423,850      (3,198,125)     47,514,673     (27,496,017)      2,187,979      (5,758,078)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase (decrease) in net
 assets resulting from operations         3,040,027      (5,447,517)     37,496,474     (64,431,259)        578,945      (7,016,164)
                                      -------------   -------------   -------------   -------------   -------------   -------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                        --        (134,215)         (1,786)             --              --              --
  Class B                                        --         (79,361)             --              --              --              --
  Class M                                        --         (85,615)             --              --              --              --
  Class Q                                        --              --          (1,105)             --              --              --
Net realized gains:
  Class A                                        --              --              --              --              --      (1,376,373)
  Class B                                        --              --              --              --              --         (44,993)
  Class C                                        --              --              --              --              --          (4,655)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Total distributions                              --        (299,191)         (2,891)             --              --      (1,426,021)
                                      -------------   -------------   -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares          5,822,247      74,999,492     101,973,244     217,556,814       8,881,676      74,498,593
Shares resulting from dividend
 reinvestments                                   --         207,237           2,537              --              --       1,425,459
Redemption fee proceeds                      35,017              --              --              --              --              --
Net assets received in connection
 with reorganization (Note 14)                   --       2,738,406              --      79,404,743              --              --
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                          5,857,264      77,945,135     101,975,781     296,961,557       8,881,676      75,924,052
Cost of shares redeemed                  (7,955,118)    (80,326,072)   (116,247,446)   (304,714,477)     (9,223,305)    (81,305,974)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net decrease in net assets resulting
 from capital share transactions         (2,097,854)     (2,380,937)    (14,271,665)     (7,752,920)       (341,629)     (5,381,922)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net increase(decrease) in net assets        942,173      (8,127,645)     23,221,918     (72,184,179)        237,316     (13,824,107)
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets, beginning of period          10,732,445      18,860,090     121,413,547     193,597,726      20,311,071      34,135,178
                                      -------------   -------------   -------------   -------------   -------------   -------------
Net assets, end of period             $  11,674,618   $  10,732,445   $ 144,635,465   $ 121,413,547   $  20,548,387   $  20,311,071
                                      =============   =============   =============   =============   =============   =============
Accumulated net investment loss       $     (39,144)  $          --   $    (357,352)  $          --   $     (24,615)  $          --
                                      =============   =============   =============   =============   =============   =============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------



                                            ING INTERNATIONAL                   ING                      ING INTERNATIONAL
                                            CORE GROWTH FUND              INTERNATIONAL FUND            SMALLCAP GROWTH FUND
                                      ----------------------------   ----------------------------   -------------------------------
                                        SIX MONTHS        YEAR        SIX MONTHS        YEAR         SIX MONTHS          YEAR
                                          ENDED          ENDED          ENDED          ENDED           ENDED            ENDED
                                         APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,      APRIL 30,       OCTOBER 31,
                                           2002           2001           2002           2001            2002             2001
                                      ------------   -------------   ------------   -------------   -------------   ---------------
FROM OPERATIONS:
Net investment loss                   $   (136,626)  $    (519,750)  $   (127,347)  $    (330,950)  $  (1,444,725)  $    (2,561,791)
Net realized loss on investments
 and foreign currencies                 (2,854,725)     (9,375,907)    (3,087,181)    (11,843,788)    (19,118,350)     (173,727,639)
Net change in unrealized
 appreciation (depreciation) of
 investments and foreign currencies      5,248,525      (6,404,908)     6,132,657      (4,519,435)     48,227,999       (47,851,481)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
Net increase (decrease) in net
 assets resulting from operations        2,257,174     (16,300,565)     2,918,129     (16,694,173)     27,664,924      (224,140,911)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
  Class A                                       --        (383,671)            --              --              --        (1,698,448)
  Class B                                       --        (282,575)            --              --              --          (237,496)
  Class C                                       --        (377,838)            --              --              --          (352,852)
  Class Q                                       --        (252,790)            --              --              --        (1,030,266)
Net realized gains:
  Class A                                       --        (977,852)            --      (2,511,379)             --       (18,413,900)
  Class B                                       --        (940,067)            --          (4,307)             --        (8,652,842)
  Class C                                       --      (1,194,472)            --          (7,175)             --        (9,261,123)
  Class Q                                       --        (673,887)            --              --              --       (11,008,477)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
Total distributions                             --      (5,083,152)            --      (2,522,861)             --       (50,655,404)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares        17,630,197     250,950,815     32,324,233     105,520,916     416,186,249     1,226,761,083
Shares resulting from dividend
 reinvestments                                  --       3,679,161             --       2,042,018              --        37,962,104
Redemption fee proceeds                         --              --         27,977              --              --                --
Net assets received in connection
 with reorganization (Note 14)                  --              --             --      39,847,064              --                --
                                      ------------   -------------   ------------   -------------   -------------   ---------------
                                        17,630,197     254,629,976     32,352,210     147,409,998     416,186,249     1,264,723,187
Cost of shares redeemed                (23,161,877)   (274,199,878)   (29,524,560)   (118,040,395)   (429,413,830)   (1,302,975,931)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
Net increase(decrease) in net assets
 resulting from capital share
 transactions                           (5,531,680)    (19,569,902)     2,827,650      29,369,603     (13,227,581)      (38,252,744)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
Net increase(decrease) in net assets    (3,274,506)    (40,953,619)     5,745,779      10,152,569      14,437,343      (313,049,059)
                                      ------------   -------------   ------------   -------------   -------------   ---------------
Net assets, beginning of period         41,198,995      82,152,614     40,970,643      30,818,074     388,753,529       701,802,588
                                      ------------   -------------   ------------   -------------   -------------   ---------------
Net assets, end of period             $ 37,924,489   $  41,198,995   $ 46,716,422   $  40,970,643   $ 403,190,872   $   388,753,529
                                      ============   =============   ============   =============   =============   ===============
Accumulated net investment loss       $   (183,105)  $     (46,479)  $   (152,124)  $     (24,777)  $  (2,733,078)  $    (1,288,353)
                                      ============   =============   ============   =============   =============   ===============

                 See Accompanying Notes to Financial Statements

                STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                               ING INTERNATIONAL                     ING                            ING
                                                  VALUE FUND                 PRECIOUS METALS FUND               RUSSIA FUND
                                       --------------------------------   ---------------------------   ---------------------------
                                         SIX MONTHS          YEAR          SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                           ENDED            ENDED            ENDED          ENDED          ENDED          ENDED
                                          APRIL 30,       OCTOBER 31,       APRIL 30,     OCTOBER 31,     APRIL 30,     OCTOBER 31,
                                            2002             2001             2002           2001           2002           2001
                                       --------------   ---------------   ------------   ------------   ------------   ------------
FROM OPERATIONS:
Net investment income (loss)           $    7,804,415   $    12,987,389   $   (161,507)  $    355,765   $  1,220,110   $   (267,077)
Net realized gain (loss) on
 investments and foreign currencies        62,526,142        52,507,012        693,541    (11,404,759)       862,945     (4,965,985)
Net change in unrealized
 appreciation (depreciation) of
 investments and foreign currencies       224,052,555      (513,633,123)    28,439,703     19,399,682     36,458,688     10,156,063
                                       --------------   ---------------   ------------   ------------   ------------   ------------
Net increase (decrease) in net assets
 resulting from operations                294,383,112      (448,138,722)    28,971,737      8,350,688     38,541,743      4,923,001
                                       --------------   ---------------   ------------   ------------   ------------   ------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income:
  Class A                                  (9,049,951)       (8,788,538)      (302,618)       (59,614)            --             --
  Class B                                     (97,413)         (739,366)            --             --             --             --
  Class C                                    (119,172)       (1,348,847)            --             --             --             --
  Class I                                  (2,526,944)               --             --             --             --             --
  Class Q                                    (250,540)         (219,484)            --             --             --             --
Net realized gains:
  Class A                                 (25,504,406)     (116,432,733)            --             --             --             --
  Class B                                  (8,951,514)      (50,270,298)            --             --             --             --
  Class C                                 (12,776,248)      (69,369,907)            --             --             --             --
  Class I                                  (4,759,757)               --             --             --             --             --
  Class Q                                    (784,233)       (2,854,652)            --             --             --             --
                                       --------------   ---------------   ------------   ------------   ------------   ------------
Total distributions                       (64,820,178)     (250,023,825)      (302,618)       (59,614)            --             --
                                       --------------   ---------------   ------------   ------------   ------------   ------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares        1,468,132,675     2,784,350,826      6,899,351     21,463,292     49,388,157     17,289,158
Shares resulting from dividend
 reinvestments                             48,205,060       178,600,219        271,568         54,487             --             --
Net assets received in connection
 with reorganization (Note 14)                     --                --             --     14,557,739             --             --
                                       --------------   ---------------   ------------   ------------   ------------   ------------
                                        1,516,337,735     2,962,951,045      7,170,919     36,075,518     49,388,157     17,289,158
Cost of shares redeemed                  (914,925,227)   (1,770,962,879)   (13,308,517)   (23,933,244)   (11,297,227)   (26,829,915)
                                       --------------   ---------------   ------------   ------------   ------------   ------------
Net increase(decrease) in net
 assets resulting from capital
 share transactions                       601,412,508     1,191,988,166     (6,137,598)    12,142,274     38,090,930     (9,540,757)
                                       --------------   ---------------   ------------   ------------   ------------   ------------
Net increase(decrease) in net assets      830,975,442       493,825,619     22,531,521     20,433,348     76,632,673     (4,617,756)
                                       --------------   ---------------   ------------   ------------   ------------   ------------
Net assets, beginning of period         2,482,741,573     1,988,915,954     60,563,322     40,129,974     49,018,796     53,636,552
                                       --------------   ---------------   ------------   ------------   ------------   ------------
Net assets, end of period              $3,313,717,015   $ 2,482,741,573   $ 83,094,843   $ 60,563,322   $125,651,469   $ 49,018,796
                                       ==============   ===============   ============   ============   ============   ============
Accumulated net investment income
 (loss)                                $    7,779,218   $    12,018,823   $   (164,510)  $    299,614   $  1,220,110   $         --
                                       ==============   ===============   ============   ============   ============   ============

                 See Accompanying Notes to Financial Statements

                 STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
--------------------------------------------------------------------------------


                                                  ING GLOBAL                       ING GLOBAL
                                              COMMUNICATIONS FUND               TECHNOLOGY FUND
                                         -----------------------------   -----------------------------
                                           SIX MONTHS        YEAR         SIX MONTHS         YEAR
                                             ENDED          ENDED            ENDED          ENDED
                                           APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,
                                              2002           2001            2002            2001
                                         -------------   -------------   -------------   -------------
FROM OPERATIONS:
Net investment income (loss)             $    (135,603)  $    (712,996)  $    (476,280)  $  (1,566,741)
Net realized gain (loss) on investments
 and foreign currencies                     (7,420,100)    (69,456,713)    (10,847,977)    (71,523,921)
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currencies                          3,541,309       8,667,180       7,414,113     (34,281,108)
                                         -------------   -------------   -------------   -------------
Net increase (decrease) in net assets
 resulting from operations                  (4,014,394)    (61,502,529)     (3,910,144)   (107,371,770)
                                         -------------   -------------   -------------   -------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income:
  Class A                                           --              --              --              --
Net realized gains:
  Class A                                           --              --              --     (30,445,172)
  Class B                                           --              --              --     (13,746,900)
  Class C                                           --              --              --      (5,022,431)
  Class Q                                           --              --              --              --
Tax return of capital                               --              --              --              --
                                         -------------   -------------   -------------   -------------
Total distributions                                 --              --              --     (49,214,503)
                                         -------------   -------------   -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares             1,952,702      23,102,759      10,009,178      83,127,198
Shares resulting from dividend
 reinvestments                                      --              --              --      45,777,717
Net assets received in connection with
 reorganization (Note 14)                           --              --              --       5,497,157
                                         -------------   -------------   -------------   -------------
                                             1,952,702      23,102,759      10,009,178     134,402,072
Cost of shares redeemed                     (2,622,423)    (41,755,847)    (15,486,373)   (109,727,837)
                                         -------------   -------------   -------------   -------------
Net increase(decrease) in net assets
 resulting from capital share
 transactions                                 (669,721)    (18,653,088)     (5,477,195)     24,674,235
                                         -------------   -------------   -------------   -------------
Net increase(decrease) in net assets        (4,684,115)    (80,155,617)     (9,387,339)   (131,912,038)
                                         -------------   -------------   -------------   -------------
Net assets, beginning of period             15,670,176      95,825,793      41,461,297     173,373,335
                                         -------------   -------------   -------------   -------------
Net assets, end of period                $  10,986,061   $  15,670,176   $  32,073,958   $  41,461,297
                                         =============   =============   =============   =============
Accumulated net investment
 income (loss)                           $    (135,603)  $          --   $    (476,280)  $          --
                                         =============   =============   =============   =============


                                                ING GLOBAL              ING WORLDWIDE
                                             REAL ESTATE FUND            GROWTH FUND
                                             ----------------    -----------------------------
                                                  PERIOD           SIX MONTHS         YEAR
                                                   ENDED             ENDED           ENDED
                                                 APRIL 30,         APRIL 30,       OCTOBER 31,
                                                  2002(1)             2002            2001
                                               -------------     -------------   -------------
FROM OPERATIONS:
Net investment income (loss)                   $     529,521     $  (2,059,674)  $  (4,603,029)
Net realized gain (loss) on investments
 and foreign currencies                              474,090       (34,837,048)   (155,802,328)
Net change in unrealized appreciation
 (depreciation) of investments and
 foreign currencies                                2,725,627        40,343,170     (80,566,335)
                                               -------------     -------------   -------------
Net increase (decrease) in net assets
 resulting from operations                         3,729,238         3,446,448    (240,971,692)
                                               -------------     -------------   -------------
FROM DISTRIBUTIONS TO
 SHAREHOLDERS:
Net investment income:
  Class A                                           (426,084)               --              --
Net realized gains:
  Class A                                                 --                --      (7,119,984)
  Class B                                                 --                --      (3,694,167)
  Class C                                                 --                --      (6,151,198)
  Class Q                                                 --                --      (1,259,906)
Tax return of capital                                     --                --      (7,156,338)
                                               -------------     -------------   -------------
Total distributions                                 (426,084)               --     (25,381,593)
                                               -------------     -------------   -------------
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares                  25,544,544        93,714,227     403,025,732
Shares resulting from dividend
 reinvestments                                       405,886                --      13,156,284
Net assets received in connection with
 reorganization (Note 14)                                 --                --      55,730,423
                                               -------------     -------------   -------------
                                                  25,950,430        93,714,227     471,912,439
Cost of shares redeemed                               (9,650)     (154,262,430)   (511,257,476)
                                               -------------     -------------   -------------
Net increase(decrease) in net assets
 resulting from capital share
 transactions                                     25,940,780       (60,548,203)    (39,345,037)
                                               -------------     -------------   -------------
Net increase(decrease) in net assets              29,243,934       (57,101,755)   (305,698,322)
                                               -------------     -------------   -------------
Net assets, beginning of period                           --       326,192,509     631,890,831
                                               -------------     -------------   -------------
Net assets, end of period                      $  29,243,934     $ 269,090,754   $ 326,192,509
                                               =============     =============   =============
Accumulated net investment
 income (loss)                                 $     103,437     $  (2,059,674)  $          --
                                               =============     =============   =============

(1)  Commenced operations on November 5, 2001.

                 See Accompanying Notes to Financial Statements

ING ASIA-PACIFIC EQUITY FUND (UNAUDITED)                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                       CLASS A
                                                       -----------------------------------------------------------------------
                                                         SIX                     FOUR
                                                        MONTHS       YEAR        MONTHS
                                                         ENDED       ENDED       ENDED
                                                       APRIL 30,  OCTOBER 31,  OCTOBER 31,          YEAR ENDED JUNE 30,
                                                         2002        2001        2000(4)     2000      1999     1998      1997
                                                         ----        ----        -------     ----      ----     ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $    3.25        4.99         7.23       7.22      4.46    10.93     10.35
 Income from investment operations:
 Net investment income (loss)                       $    0.03       (0.01)        0.08      (0.05)       --     0.03      0.02
 Net realized and unrealized gain (loss) on
 investments                                        $    0.91       (1.64)       (2.32)      0.06      2.76    (6.50)     0.58
 Total from investment operations                   $    0.94       (1.65)       (2.24)      0.01      2.76    (6.47)     0.60
 Less distributions from:
 Net investment income                              $      --        0.09           --         --        --       --        --
 Tax return of capital                              $      --          --           --         --        --       --      0.02
 Total distributions                                $      --        0.09           --         --        --       --      0.02
 Net asset value, end of period                     $    4.19        3.25         4.99       7.23      7.22     4.46     10.93
 TOTAL RETURN(1):                                   %   28.92      (33.64)      (30.98)      0.14     61.88   (59.29)     5.78
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $   6,035       5,740        8,471     11,726    14,417   11,796    32,485
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)     %    2.00        2.30         2.05       2.11      2.00     2.00      2.00
 Gross expenses prior to expense reimbursement(2)   %    3.05        3.42         2.71       2.55      2.98     2.80      2.54
 Net investment income (loss) after
 expense reimbursement(2)(3)                        %   (0.33)      (0.42)        4.28      (0.56)     0.01     0.38      0.00
 Portfolio turnover rate                            %      55          26           13        138       111       81        38


                                                                                       CLASS B
                                                       -----------------------------------------------------------------------
                                                         SIX                     FOUR
                                                        MONTHS       YEAR        MONTHS
                                                         ENDED       ENDED       ENDED
                                                       APRIL 30,  OCTOBER 31,  OCTOBER 31,          YEAR ENDED JUNE 30,
                                                         2002        2001        2000(4)     2000      1999     1998      1997
                                                         ----        ----        -------     ----      ----     ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $    3.14        4.80        6.97        7.02      4.37    10.83     10.31
 Income from investment operations:
 Net investment income (loss)                       $   (0.04)      (0.10)       0.07       (0.11)    (0.04)   (0.03)    (0.07)
 Net realized and unrealized gain (loss) on
 investments                                        $    0.93       (1.51)      (2.24)       0.06      2.69    (6.43)     0.59
 Total from investment operations                   $    0.89       (1.61)      (2.17)      (0.05)     2.65    (6.46)     0.52
 Less distributions from:
 Net investment income                              $      --        0.05          --          --        --       --        --
 Tax return of capital                              $      --          --          --          --        --       --        --
 Total distributions                                $      --        0.05          --          --        --       --        --
 Net asset value, end of period                     $    4.03        3.14        4.80        6.97      7.02     4.37     10.83
 TOTAL RETURN(1):                                   %   28.34      (33.87)     (31.13)      (0.71)    60.64   (59.65)     5.04
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                  $   4,241       3,778       7,678      12,228    12,959    9,084    30,169
 Ratios to average net assets:
 Net expenses after expense reimbursement(2)(3)     %    2.75        3.17        2.80        2.86      2.75     2.75      2.75
 Gross expenses prior to expense reimbursement(2)   %    3.80        4.28        3.45        3.30      3.73     3.55      3.29
 Net investment income (loss) after
 expense reimbursement(2)(3)                        %   (1.08)      (1.30)       3.48       (1.31)    (0.74)   (0.39)    (0.79)
 Portfolio turnover rate                            %      55          26          13         138       111       81        38


                                                                                      CLASS M
                                                       -----------------------------------------------------------------------
                                                         SIX                     FOUR
                                                        MONTHS       YEAR        MONTHS
                                                         ENDED       ENDED       ENDED
                                                       APRIL 30,  OCTOBER 31,  OCTOBER 31,          YEAR ENDED JUNE 30,
                                                         2002        2001        2000(4)     2000      1999     1998      1997
                                                         ----        ----        -------     ----      ----     ----      ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period               $    3.16        4.85        7.04        7.07      4.40    10.86     10.32
 Income from investment operations:
 Net investment income (loss)                       $   (0.04)      (0.19)       0.07       (0.11)    (0.02)      --     (0.05)
 Net realized and unrealized gain (loss)
 on investments                                     $    0.94       (1.41)      (2.26)       0.08      2.69    (6.46)     0.59
 Total from investment operations                   $    0.90       (1.60)      (2.19)      (0.03)     2.67    (6.46)     0.54
 Less distributions from:
 Net investment income                              $      --        0.09          --          --        --       --        --
 Total distributions                                $      --        0.09          --          --        --       --        --
 Net asset value, end of period                     $    4.06        3.16        4.85        7.04      7.07     4.40     10.86
 TOTAL RETURN(1):                                   $   28.48      (33.69)     (31.11)      (0.42)    60.68   (59.48)     5.26
RATIOS/SUPPLEMENTAL DATA:                           %
 Net assets, end of period (000's)                      1,400       1,215       2,711       3,749     5,184    4,265    11,155
 Ratios to average net assets:                      $
 Net expenses after expense reimbursement(2)(3)          2.50        2.78        2.53        2.61      2.50     2.50      2.50
 Gross expenses prior to expense                    %
 reimbursement(2)                                   %    3.55        3.89        3.18        3.05      3.48     3.30      3.04
 Net investment income (loss) after expense
 reimbursement(2)(3)                                %   (0.82)      (0.97)       3.72       (1.06)    (0.49)   (0.07)    (0.55)
 Portfolio turnover rate                            %      55          26          13         138       111       81        38

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(4)  The Fund changed it fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS ING EMERGING COUNTRIES FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                     CLASS A
                                                --------------------------------------------------------------------------------
                                                  SIX                      FOUR                   THREE
                                                  MONTHS      YEAR         MONTHS     YEAR        MONTHS
                                                  ENDED       ENDED        ENDED      ENDED       ENDED
                                                APRIL 30,  OCTOBER 31,  OCTOBER 31,  JUNE 30,    JUNE 30,    YEAR ENDED MARCH 31,
                                                  2002        2001      2000(5)(6)     2000      1999(1)       1999        1998
                                                  ----        ----      ----------     ----      -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $    11.87       16.33        20.17       16.74       13.43       17.39       17.20
 Income from investment operations:
 Net investment income (loss)               $    (0.04)      (0.02)       (0.24)      (0.20)      (0.05)      (0.06)       0.03
 Net realized and unrealized gain
 (loss) on investments (net of Indian tax)  $     3.82       (4.44)       (3.60)       3.63        3.36       (3.81)       1.22
 Total from investment operations           $     3.78       (4.46)       (3.84)       3.43        3.31       (3.87)       1.25
 Less distributions from:
 Net investment income                      $     0.00*         --           --          --          --        0.02          --
 Net realized gain on investments           $       --          --           --          --          --        0.07        1.06
 Total distributions                        $       --          --           --          --          --        0.09        1.06
 Net asset value, end of period             $    15.65       11.87        16.33       20.17       16.74       13.43       17.39
 TOTAL RETURN(2):                           %    31.85      (27.31)      (19.04)      20.49       24.65      (22.23)       8.06
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $   81,451      67,247       59,541      75,311      53,483      47,180      71,014
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                        %     2.25        2.32         2.23        2.19        2.13        2.27        2.26
 Gross expenses prior to expense
 reimbursement(3)                           %     2.33        2.33         2.38        2.34        2.66        2.56        2.48
 Net investment income (loss) after
 expense reimbursement(3)(4)                %    (0.47)      (0.16)       (1.31)      (1.15)      (1.30)      (0.25)       0.55
 Portfolio turnover rate                    %      165          74           94         211          67         213         243


                                                                                  CLASS B
                                                --------------------------------------------------------------------------------
                                                  SIX                      FOUR                   THREE
                                                  MONTHS      YEAR         MONTHS     YEAR        MONTHS
                                                  ENDED       ENDED        ENDED      ENDED       ENDED
                                                APRIL 30,  OCTOBER 31,  OCTOBER 31,  JUNE 30,    JUNE 30,    YEAR ENDED MARCH 31,
                                                  2002        2001      2000(5)(6)     2000      1999(1)       1999        1998
                                                  ----        ----      ----------     ----      -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $    11.85       16.41        20.30       16.98       13.64       17.64       17.29
 Income from investment operations:
 Net investment income (loss)               $     0.00*      (0.11)       (0.23)      (0.35)      (0.07)      (0.22)      (0.07)
 Net realized and unrealized gain
 (loss) on investments (net of Indian tax)  $     3.73       (4.45)       (3.66)       3.67        3.41       (3.70)       1.26
 Total from investment operations           $     3.73       (4.56)       (3.89)       3.32        3.34       (3.92)       1.19
 Less distributions from:
 Net investment income                      $       --          --           --          --          --          --          --
 Net realized gain on investments           $       --          --           --          --          --        0.08        0.84
 Total distributions                        $       --          --           --          --          --        0.08        0.84
 Net asset value, end of period             $    15.58       11.85        16.41       20.30       16.98       13.64       17.64
 TOTAL RETURN(2):                           %    31.48      (27.79)      (19.16)      19.55       24.49      (22.23)       7.47
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $   17,488      14,637       22,707      30,322      26,342      22,338      38,796
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                        %     2.90        2.99         2.98        2.84        2.75        2.91        2.91
 Gross expenses prior to expense
 reimbursement(3)                           %     2.98        3.00         3.12        2.99        3.28        3.20        3.06
 Net investment income (loss) after
 expense reimbursement(3)(4)                %    (1.12)      (0.72)       (1.01)      (1.80)      (1.92)      (0.80)      (0.20)
 Portfolio turnover rate                    %      165          74           94         211          67         213         243


                                                                                    CLASS C
                                                --------------------------------------------------------------------------------
                                                  SIX                      FOUR                   THREE
                                                  MONTHS      YEAR         MONTHS     YEAR        MONTHS
                                                  ENDED       ENDED        ENDED      ENDED       ENDED
                                                APRIL 30,  OCTOBER 31,  OCTOBER 31,  JUNE 30,    JUNE 30,    YEAR ENDED MARCH 31,
                                                  2002        2001      2000(5)(6)     2000      1999(1)       1999        1998
                                                  ----        ----      ----------     ----      -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period       $    11.41       15.81        19.56       16.35       13.14       16.98       16.81
 Income from investment operations:
 Net investment loss                        $    (0.09)      (0.12)       (0.22)      (0.32)      (0.07)      (0.27)      (0.12)
 Net realized and unrealized gain (loss)
 on investments (net of Indian tax)         $     3.67       (4.28)       (3.53)       3.53        3.28       (3.49)       1.26
 Total from investment operations           $     3.58       (4.40)       (3.75)       3.21        3.21       (3.76)       1.14
 Less distributions from:
 Net realized gain on investments           $       --          --           --          --          --        0.08        0.97
 Total distributions                        $       --          --           --          --          --        0.08        0.97
 Net asset value, end of period             $    14.99       11.41        15.81       19.56       16.35       13.14       16.98
 TOTAL RETURN(2):                           $    31.38      (27.83)      (19.17)      19.63       24.43      (22.21)       7.47
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)          $    15,123      12,746       22,456      29,610      24,230      19,246      36,986
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                        %     2.90        2.99         2.98        2.84        2.75        2.90        2.91
 Gross expenses prior to expense
 reimbursement(3)                           %     2.98        3.00         3.09        2.99        3.28        3.19        3.09
 Net investment loss after
 expense reimbursement(3)(4)                %    (1.15)      (0.73)       (0.95)      (1.80)      (1.92)      (0.77)      (0.26)
 Portfolio turnover rate                    %      165          74           94         211          67         213         243

----------
(1) Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its fiscal year-end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective October 1, 2000, ING Investments, LLC became the Investment Manager of the Fund, replacing Nicholas-Applegate Capital Management.
(6) The Fund changed its fiscal year-end from June 30 to October 31. * Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING EUROPEAN EQUITY FUND (UNAUDITED)                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                   CLASS A
                                                --------------------------------------------
                                                   SIX
                                                  MONTHS
                                                  ENDED
                                                APRIL 30,        YEAR ENDED OCTOBER 31,
                                                  2002       2001(5)       2000      1999(1)
                                                  ----       -------       ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $       7.70       10.95       10.95       10.00
 Income from investment operations:
 Net investment income (loss)              $      (0.01)       0.00(6)    (0.01)       0.04
 Net realized and unrealized gain (loss)
 on investments                            $       0.22       (2.76)       0.34        0.91
 Total from investment operations          $       0.21       (2.76)       0.33        0.95
 Less distributions from:
 Net investment income                     $         --          --        0.05          --
 Net realized gain on investments          $         --        0.49        0.28          --
 Total distributions                       $         --        0.49        0.33          --
 Net asset value, end of period            $       7.91        7.70       10.95       10.95
 TOTAL RETURN(2)                           %       2.73      (26.38)       2.93        9.50
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $     19,350      19,056      31,985      28,746
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       1.90        1.74        1.63        1.61
 Gross expenses prior to expense
 reimbursement(3)                          %       2.68        3.07        2.83        3.06
 Net investment income (loss) after
 expense reimbursement(3)(4)               %      (0.19)       0.03       (0.09)       0.48
 Portfolio turnover rate                   %         36          79          61          63


                                                                   CLASS B
                                                --------------------------------------------
                                                   SIX
                                                  MONTHS
                                                  ENDED
                                                APRIL 30,        YEAR ENDED OCTOBER 31,
                                                  2002       2001(5)       2000      1999(1)
                                                  ----       -------       ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $       7.56       10.83       10.89       10.00
 Income from investment operations:
 Net investment income (loss)              $      (0.04)      (0.08)      (0.08)       0.00(6)
 Net realized and unrealized gain (loss)
 on investments                            $       0.21       (2.70)       0.33        0.89
 Total from investment operations          $       0.17       (2.78)       0.25        0.89
 Less distributions from:
 Net investment income                     $         --          --        0.03          --
 Net realized gain on investments          $         --        0.49        0.28          --
 Total distributions                       $         --        0.49        0.31          --
 Net asset value, end of period            $       7.73        7.56       10.83       10.89
 TOTAL RETURN(2)                           %       2.25      (26.88)       2.14        8.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $      1,087       1,168       1,117         849
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       2.65        2.46        2.28        2.27
 Gross expenses prior to expense
 reimbursement(3)                          %       3.33        3.75        3.08        3.35
 Net investment income (loss) after
 expense reimbursement(3)(4)               %      (0.98)      (0.66)      (0.75)      (0.08)
 Portfolio turnover rate                   %         36          79          61          63


                                                                   CLASS C
                                                --------------------------------------------
                                                   SIX
                                                  MONTHS
                                                  ENDED
                                                APRIL 30,        YEAR ENDED OCTOBER 31,
                                                  2002       2001(5)       2000      1999(1)
                                                  ----       -------       ----      -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $       7.51       10.77       10.89       10.00
 Income from investment operations:
 Net investment income (loss)              $      (0.04)      (0.05)      (0.06)      (0.01)
 Net realized and unrealized gain (loss)
 on investments                            $       0.22       (2.72)       0.27        0.90
 Total from investment operations          $       0.18       (2.77)       0.21        0.89
 Less distributions from:
 Net investment income                     $         --          --        0.05          --
 Net realized gain on investments          $         --        0.49        0.28          --
 Total distributions                       $         --        0.49        0.33          --
 Net asset value, end of period            $       7.69        7.51       10.77       10.89
 TOTAL RETURN(2)                           %       2.40      (26.94)       1.76        8.90
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $        111          87         188          62
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       2.65        2.48        2.28        2.26
 Gross expenses prior to expense
 reimbursement(3)                          %       3.33        3.74        3.08        3.34
 Net investment income (loss) after
 expense reimbursement(3)(4)               %      (0.98)      (0.74)      (0.68)      (0.15)
 Portfolio turnover rate                   %         36          79          61          63

----------
(1)  The Fund commenced operations on December 15, 1998.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective April 30, 2001, ING Investments, LLC became the Investment Manager of the Fund.
(6)  Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS             ING INTERNATIONAL CORE GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                   CLASS A
                                                 -------------------------------------------------------------------------------
                                                   SIX                    FOUR                   THREE
                                                  MONTHS      YEAR       MONTHS       YEAR      MONTHS
                                                  ENDED       ENDED       ENDED       ENDED      ENDED
                                                 APRIL 30,   OCT. 31,   OCT. 31,     JUNE 30,   JUNE 30,     YEAR ENDED MARCH 31,
                                                   2002        2001    2000(5)(6)      2000      1999(1)       1999        1998
                                                   ----        ----    ----------      ----      -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $      14.27       20.92       23.84       18.92       17.71       17.01       12.73
 Income from investment operations:
 Net investment income (loss)              $      (0.01)      (0.13)      (0.03)      (0.17)       0.04       (0.01)      (0.02)
 Net realized and unrealized gain (loss)
 on investments                            $       0.86       (5.07)      (2.89)       6.25        1.17        1.02        4.56
 Total from investment operations          $       0.85       (5.20)      (2.92)       6.08        1.21        1.01        4.54
 Less distributions from:
 Net investment income                     $         --        0.41          --          --          --        0.18          --
 Net realized gain on investments          $         --        1.04          --        1.16          --        0.13        0.26
 Total distributions                       $         --        1.45          --        1.16          --        0.31        0.26
 Net asset value, end of period            $      15.12       14.27       20.92       23.84       18.92       17.71       17.01
 TOTAL RETURN(2):                          %       5.96      (26.56)     (12.25)      32.83        6.83        5.90       36.10
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $      7,249       8,707      23,588      23,003      12,409      21,627      12,664
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       1.95        1.94        1.76        1.85        1.77        1.89        1.96
 Gross expenses prior to expense
 reimbursement(3)                          %       2.15        2.20        1.90        2.16        1.86        2.13        3.02
 Net investment income (loss) after
 expense reimbursement(3)(4)               %      (0.42)      (0.59)      (0.48)      (0.83)       0.50       (0.51)      (0.45)
 Portfolio turnover rate                   %         52         198          73         200          67         214         274


                                                                                   CLASS B
                                                 -------------------------------------------------------------------------------
                                                   SIX                    FOUR                   THREE
                                                  MONTHS      YEAR       MONTHS       YEAR      MONTHS
                                                  ENDED       ENDED       ENDED       ENDED      ENDED
                                                 APRIL 30,   OCT. 31,   OCT. 31,     JUNE 30,   JUNE 30,     YEAR ENDED MARCH 31,
                                                   2002        2001    2000(5)(6)      2000      1999(1)       1999        1998
                                                   ----        ----    ----------      ----      -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $      14.20       20.88       23.83       19.08       17.89       17.10       12.68
 Income from investment operations:
 Net investment income (loss)              $      (0.12)      (0.27)      (0.09)      (0.30)         --       (0.16)      (0.11)
 Net realized and unrealized gain (loss)
 on investments                            $       0.92       (5.05)      (2.86)       6.21        1.19        1.05        4.66
 Total from investment operations          $       0.80       (5.32)      (2.95)       5.91        1.19        0.89        4.55
 Less distributions from:
 Net investment income                     $         --        0.32          --          --          --        0.03          --
 Net realized gain on investments          $         --        1.04          --        1.16          --        0.07        0.13
 Total distributions                       $         --        1.36          --        1.16          --        0.10        0.13
 Net asset value, end of period            $      15.00       14.20       20.88       23.83       19.08       17.89       17.10
 TOTAL RETURN(2):                          %       5.63      (27.14)     (12.38)      31.62        6.65        5.24       35.31
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $     10,567      11,620      19,116      21,543      12,034      11,033       7,942
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       2.60        2.62        2.41        2.50        2.36        2.53        2.61
 Gross expenses prior to expense
 reimbursement(3)                          %       2.80        2.88        2.56        2.81        2.45        2.77        3.04
 Net investment income (loss) after
 expense reimbursement(3)(4)               %      (1.04)      (1.27)      (1.16)      (1.48)      (0.09)      (1.13)      (1.32)
 Portfolio turnover rate                   %         52         198          73         200          67         214         274


                                                                                   CLASS C
                                                 -------------------------------------------------------------------------------
                                                   SIX                    FOUR                   THREE
                                                  MONTHS      YEAR       MONTHS       YEAR      MONTHS
                                                  ENDED       ENDED       ENDED       ENDED      ENDED
                                                 APRIL 30,   OCT. 31,   OCT. 31,     JUNE 30,   JUNE 30,     YEAR ENDED MARCH 31,
                                                   2002        2001    2000(5)(6)      2000      1999(1)       1999        1998
                                                   ----        ----    ----------      ----      -------       ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $      14.24       20.96       23.93       19.14       17.94       17.16       12.68
 Income from investment operations:
 Net investment loss                       $      (0.14)      (0.28)      (0.08)      (0.27)         --       (0.05)      (0.07)
 Net realized and unrealized gain (loss)
 on investments                            $       0.94       (5.06)      (2.89)       6.22        1.20        0.94        4.55
 Total from investment operations          $       0.80       (5.34)      (2.97)       5.95        1.20        0.89        4.48
 Less distributions from:
 Net investment income                     $         --        0.33          --          --          --        0.11          --
 Net realized gain on investments          $         --        1.05          --        1.16          --          --          --
 Total distributions                       $         --        1.38          --        1.16          --        0.11          --
 Net asset value, end of period            $      15.04       14.24       20.96       23.93       19.14       17.94       17.16
 TOTAL RETURN(2):                          %       5.62      (27.15)     (12.41)      31.73        6.69        5.22       35.25
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $     10,915      13,213      25,501      26,734      11,936      10,400       3,517
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                       %       2.60        2.61        2.41        2.50        2.36        2.55        2.61
 Gross expenses prior to expense
 reimbursement(3)                          %       2.80        2.87        2.56        2.81        2.45        2.79        5.10
 Net investment loss after
 expense reimbursement(3)(4)               %      (1.09)      (1.20)      (1.16)      (1.48)      (0.09)      (1.19)      (1.27)
 Portfolio turnover rate                   %         52         198          73         200          67         214         274

----------
(1) Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its fiscal year-end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses, excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective October 1, 2000, ING Investments, LLC became the Investment Manager of the Fund, replacing Nicholas-Applegate Capital Management.
(6)  The Fund changed its fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                          ING INTERNATIONAL FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.




                                                                                         CLASS A
                                                            --------------------------------------------------------------------
                                                            SIX MONTHS    YEAR       TEN MONTHS
                                                              ENDED       ENDED        ENDED
                                                             APRIL 30,  OCTOBER 31,  OCTOBER 31,       YEAR ENDED DECEMBER 31,
                                                               2002        2001      2000(4)(6)     1999        1998        1997
                                                               ----        ----      ----------     ----        ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                 $        8.09       11.22        13.45       11.61       10.10       10.86
 Income from investment operations:
 Net investment income (loss)                         $       (0.03)      (0.05)        0.19       (0.01)       0.17        0.07
 Net realized and unrealized gain (loss) on
 investments                                          $        0.56       (2.14)       (1.48)       5.46        1.74        0.10
 Total from investment operations                     $        0.53       (2.19)       (1.29)       5.45        1.91        0.17
 Less distributions from:
 Net investment income                                $          --          --         0.86        0.03        0.06        0.13
 Net realized gain on investments                     $          --        0.94         0.08        3.58        0.34        0.80
 Total distributions                                  $          --        0.94         0.94        3.61        0.40        0.93
 Net asset value, end of period                       $        8.62        8.09        11.22       13.45       11.61       10.10
 TOTAL RETURN(2):                                     %        6.55      (21.38)      (10.22)      47.85       19.02        1.61
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                    $      34,660      37,489       30,653      25,304      24,000      19,949
 Ratios to average net assets:
 Net expenses after expense reimbursement(3)(5)       %        2.44        2.51         2.23        1.98        1.75        1.75
 Gross expenses prior to expense reimbursement(3)     %        2.44        2.51         2.23        1.98        2.25        2.15
 Net investment income (loss) after expense
 reimbursement(3)(5)                                  %       (0.69)      (0.74)       (0.23)      (0.21)       0.35        0.53
 Portfolio turnover rate                              %         142         169          113         144         144         123


                                                              CLASS B                               CLASS C
                                                ------------------------------------  ---------------------------------------
                                                SIX MONTHS     YEAR      AUGUST 22,   SIX MONTHS     YEAR       SEPTEMBER 15,
                                                   ENDED       ENDED     2000(1) TO      ENDED       ENDED       2000(1) TO
                                                 APRIL 30,  OCTOBER 31,  OCTOBER 31,   APRIL 30,  OCTOBER 31,    OCTOBER 31,
                                                   2002        2001        2000(4)       2002        2001          2000(4)
                                                   ----        ----        -------       ----        ----          -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $       8.03       11.19         12.28        8.02       11.21           11.67
 Income from investment operations:
 Net investment loss                       $      (0.06)      (0.62)        (0.05)      (0.07)      (0.62)          (0.04)
 Net realized and unrealized gain
 loss) on investments                      $       0.53       (1.60)        (1.04)       0.55       (1.63)          (0.42)
 Total from investment operations          $       0.47       (2.22)        (1.09)       0.48       (2.25)          (0.46)
 Less distributions from:
 Net realized gain on investments          $         --        0.94            --          --        0.94              --
 Total distributions                       $         --        0.94            --          --        0.94              --
 Net asset value, end of period            $       8.50        8.03         11.19        8.50        8.02           11.21
 TOTAL RETURN(2):                          %       5.85      (21.74)        (8.88)       5.98      (21.98)          (3.94)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $      2,191       1,961            80       1,654       1,514              85
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(5)                       %       3.18        3.32          2.76        3.18        3.31            2.96
 Gross expenses prior to expense
 reimbursement(3)                          %       3.18        3.32          2.76        3.18        3.31            2.96
 Net investment loss after expense
 reimbursement(3)(5)                       %      (1.44)      (1.40)        (7.02)      (1.46)      (1.46)          (3.97)
 Portfolio turnover rate                   %        142         169           113         142         169             113

----------
(1)  Commencement of offering of shares.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4)  The Fund changed its fiscal year-end from December 31 to October 31.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(6) Effective July 26, 2000 ING Investments, LLC became the Investment Manager of the Fund.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS          ING INTERNATIONAL SMALLCAP GROWTH FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS A
                                               ------------------------------------------------------------------------------------
                                                 SIX                       FOUR                     THREE
                                                MONTHS        YEAR        MONTHS        YEAR        MONTHS
                                                ENDED        ENDED         ENDED       ENDED         ENDED
                                               APRIL 30,   OCTOBER 31,  OCTOBER 31,   JUNE 30,     JUNE 30,    YEAR ENDED MARCH 31,
                                                 2002         2001        2000(1)       2000        1999(2)      1999        1998
                                                 ----         ----        -------       ----        -------      ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      21.85        36.08        40.94        23.80        21.03       19.29       14.92
 Income from investment operations:
 Net investment income (loss)             $      (0.06)       (0.11)       (0.10)       (0.18)       (0.03)       0.02       (0.15)
 Net realized and unrealized gain (loss)
 on investments                           $       1.53       (11.39)       (4.76)       19.38         2.80        3.21        5.36
 Total from investment operations         $       1.47       (11.50)       (4.86)       19.20         2.77        3.23        5.21
 Less distributions from:
 Net investment income                    $         --         0.24           --           --           --          --          --
 Net realized gain on investments         $         --         2.49           --         2.06           --        1.49        0.84
 Total distributions                      $         --         2.73           --         2.06           --        1.49        0.84
 Net asset value, end of period           $      23.32        21.85        36.08        40.94        23.80       21.03       19.29
 TOTAL RETURN(3):                         %       6.73       (34.30)      (11.90)       82.89        13.17       17.26       36.31
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $    165,631      153,804      273,393      278,480       37,490      25,336      11,183
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)         %       1.94         1.83         1.67         1.67         1.84        1.94        1.96
 Gross expenses prior to expense
 reimbursement (recoupment)(4)            %       1.94         1.83         1.67         1.67         1.86        2.08        2.75
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)         %      (0.58)       (0.33)       (0.80)       (0.76)       (0.69)      (0.82)      (1.56)
 Portfolio turnover rate                  %        250          143           56          164           44         146         198

                                                                                      CLASS B
                                               ------------------------------------------------------------------------------------
                                                 SIX                       FOUR                     THREE
                                                MONTHS        YEAR        MONTHS        YEAR        MONTHS
                                                ENDED        ENDED         ENDED       ENDED         ENDED
                                               APRIL 30,   OCTOBER 31,  OCTOBER 31,   JUNE 30,     JUNE 30,    YEAR ENDED MARCH 31,
                                                 2002         2001        2000(1)       2000        1999(2)      1999        1998
                                                 ----         ----        -------       ----        -------      ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      23.06        38.05        43.27        25.33        22.43       20.16       15.89
 Income from investment operations:
 Net investment income (loss)             $      (0.18)       (0.32)       (0.20)       (0.37)       (0.07)      (0.20)      (0.15)
 Net realized and unrealized gain (loss)
 on investments                           $       1.66       (11.98)       (5.02)       20.50         2.97        3.46        5.56
 Total from investment operations         $       1.48       (12.30)       (5.22)       20.13         2.90        3.26        5.41
 Less distributions from:
 Net investment income                    $         --         0.07           --           --           --          --          --
 Net realized gain on investments         $         --         2.62           --         2.19           --        0.99        1.14
 Total distributions                      $         --         2.69           --         2.19           --        0.99        1.14
 Net asset value, end of period           $      24.54        23.06        38.05        43.27        25.33       22.43       20.16
 TOTAL RETURN(3):                         %       6.42       (34.59)      (12.05)       81.63        12.93       16.55       35.73
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $     74,684       74,541      126,861      132,028       19,331      16,158      12,033
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)         %       2.59         2.48         2.32         2.32         2.49        2.59        2.61
 Gross expenses prior to expense
 reimbursement (recoupment)(4)            %       2.59         2.48         2.32         2.32         2.51        2.73        2.98
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)         %      (1.26)       (0.98)       (1.46)       (1.41)       (1.34)      (1.45)      (2.20)
 Portfolio turnover rate                  %        250          143           56          164           44         146         198

                                                                                      CLASS C
                                               ------------------------------------------------------------------------------------
                                                 SIX                       FOUR                     THREE
                                                MONTHS        YEAR        MONTHS        YEAR        MONTHS
                                                ENDED        ENDED         ENDED       ENDED         ENDED
                                               APRIL 30,   OCTOBER 31,  OCTOBER 31,   JUNE 30,     JUNE 30,    YEAR ENDED MARCH 31,
                                                 2002         2001        2000(1)       2000        1999(2)      1999        1998
                                                 ----         ----        -------       ----        -------      ----        ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period     $      21.14        34.93        39.71        23.34        20.60       18.53       14.87
 Income from investment operations:
 Net investment loss                      $      (0.18)       (0.38)       (0.18)       (0.31)       (0.06)      (0.10)      (0.11)
 Net realized and unrealized gain (loss)
 on investments                           $       1.54       (10.91)       (4.60)       18.69         2.80        3.09        5.09
 Total from investment operations         $       1.36       (11.29)       (4.78)       18.38         2.74        2.99        4.98
 Less distributions from:
 Net investment income                    $         --         0.09           --           --           --          --          --
 Net realized gain on investments         $         --         2.41           --         2.01           --        0.92        1.32
 Total distributions                      $         --         2.50           --         2.01           --        0.92        1.32
 Net asset value, end of period           $      22.50        21.14        34.93        39.71        23.34       20.60       18.53
 TOTAL RETURN(3):                         %       6.43       (34.62)      (12.04)       80.89        13.31       16.55       35.63
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)        $     67,543       69,320      136,830      144,068       18,354      13,226       8,014
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (recoupment)(4)(5)         %       2.59         2.48         2.32         2.32         2.49        2.59        2.61
 Gross expenses prior to expense
 reimbursement (recoupment)(4)            %       2.59         2.48         2.32         2.32         2.51        2.73        3.38
 Net investment loss after expense
 reimbursement (recoupment)(4)(5)         %      (1.26)       (0.98)       (1.46)       (1.41)       (1.34)      (1.45)      (2.18)
 Portfolio turnover rate                  %        250          143           56          164           44         146         198

----------
(1)  The Fund changed its fiscal year-end from June 30 to October 31.
(2) Effective May 24, 1999, ING Investments, LLC became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its fiscal year-end to June 30.
(3) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(4)  Annualized for periods less than one year.
(5) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING INTERNATIONAL VALUE FUND (UNAUDITED)                    FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                      CLASS A
                                                 ---------------------------------------------------------------------------------
                                                   SIX
                                                  MONTHS
                                                  ENDED
                                                 APRIL 30,                          YEAR ENDED OCTOBER 31,
                                                   2002          2001          2000           1999         1998         1997
                                                   ----          ----          ----           ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $       12.33         16.68         14.75          11.88        10.90         9.05
 Income from investment operations:
 Net investment income (loss)              $        0.04          0.11          0.15           0.08         0.11        (0.09)
 Net realized and unrealized gain (loss)
 on investments                            $        1.31         (2.44)         2.58           3.58         0.96         2.30
 Total from investment operations          $        1.35         (2.33)         2.73           3.66         1.07         2.21
 Less distributions from:
 Net investment income                     $        0.09          0.14          0.11           0.12           --         0.14
 Net realized gain on investments          $        0.26          1.88          0.69           0.67         0.09         0.22
 Total distributions                       $        0.35          2.02          0.80           0.79         0.09         0.36
 Net asset value, end of period            $       13.33         12.33         16.68          14.75        11.88        10.90
 TOTAL RETURN(2):                          %       11.11        (15.89)        18.56          32.55         9.86        27.59
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $   1,650,776      1,195,760      920,591        451,815      211,018       60,539
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (3)(4)                      %        1.67           1.67         1.64           1.68         1.74         1.80
 Gross expenses prior to expense
 reimbursement(3)                          %        1.67           1.67         1.64           1.68         1.74         2.07
 Net investment income (loss) after
 expense reimbursement(3)(4)               %        0.76           0.88         1.14           0.92         1.62         0.46
 Portfolio turnover rate                   %          11             15           34             29           32           26

                                                                                 CLASS B
                                                ---------------------------------------------------------------------------
                                                  SIX
                                                 MONTHS
                                                 ENDED
                                                APRIL 30,                         YEAR ENDED OCTOBER 31,
                                                  2002          2001          2000         1999         1998        1997(1)
                                                  ----          ----          ----         ----         ----        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $      12.13         16.43         14.57        11.76        10.87        10.00
 Income from investment operations:
 Net investment income (loss)              $       0.00*         0.02          0.07         0.01         0.07        (0.02)
 Net realized and unrealized gain (loss)
 on investments                            $       1.29         (2.41)         2.51         3.51         0.91         0.89
 Total from investment operations          $       1.29         (2.39)         2.58         3.52         0.98         0.87
 Less distributions from:
 Net investment income                     $       0.00*         0.03          0.03         0.04           --           --
 Net realized gain on investments          $       0.26          1.88          0.69         0.67         0.09           --
 Total distributions                       $       0.26          1.91          0.72         0.71         0.09           --
 Net asset value, end of period            $      13.16         12.13         16.43        14.57        11.76        10.87
 TOTAL RETURN(2):                          %      10.76        (16.48)        17.69        31.55         9.16         8.70
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $    492,291       421,884       437,765      278,871      145,976       59,185
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (3)(4)                      %       2.37          2.37          2.34         2.41         2.47         2.50
 Gross expenses prior to expense
 reimbursement(3)                          %       2.37          2.37          2.34         2.41         2.47         2.58
 Net investment income (loss) after
 expense reimbursement(3)(4)               %       0.03          0.16          0.45         0.18         0.69        (0.71)
 Portfolio turnover rate                   %         11            15            34           29           32           26

                                                                                     CLASS C
                                                  ----------------------------------------------------------------------------
                                                    SIX
                                                   MONTHS
                                                   ENDED
                                                  APRIL 30,                            YEAR ENDED OCTOBER 31,
                                                    2002           2001           2000          1999         1998         1997
                                                    ----           ----           ----          ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $        12.10          16.41          14.55         11.75        10.86         8.93
 Income from investment operations:
 Net investment income (loss)              $         0.00*          0.02           0.07            --         0.06        (0.06)
 Net realized and unrealized gain (loss)
 on investments                            $         1.29          (2.41)          2.52          3.51         0.92         2.20
 Total from investment operations          $         1.29          (2.39)          2.59          3.51         0.98         2.14
 Less distributions from:
 Net investment income                     $         0.00*          0.04           0.04          0.04           --         0.04
 Net realized gain on investments          $         0.26           1.88           0.69          0.67         0.09         0.17
 Total distributions                       $         0.26           1.92           0.73          0.71         0.09         0.21
 Net asset value, end of period            $        13.13          12.10          16.41         14.55        11.75        10.86
 TOTAL RETURN(2):                          %        10.79         (16.52)         17.76         31.50         9.07        25.92
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $      720,674        603,229        605,678       310,227      137,651       62,103
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (3)(4)                      %         2.37           2.37           2.34          2.41         2.47         2.50
 Gross expenses prior to expense
 reimbursement(3)                          %         2.37           2.37           2.34          2.41         2.47         2.74
 Net investment income (loss) after
 expense reimbursement(3)(4)               %         0.03           0.16           0.46          0.19         0.68        (0.23)
 Portfolio turnover rate                   %           11             15             34            29           32           26

----------
(1)  Class B commenced offering of shares on April 17, 1997.
(2) Total return is calculated assuming reinvestment of all dividends and capital gains distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) Expenses calculated net of advisor reimbursement * Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                        ING PRECIOUS METALS FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                CLASS A
                                              ---------------------------------------------------------------------------
                                                SIX                          TEN
                                               MONTHS         YEAR          MONTHS
                                               ENDED         ENDED          ENDED
                                              APRIL 30,    OCTOBER 31,    OCTOBER 31,         YEAR ENDED DECEMBER 31,
                                                2002          2001        2000(3)(4)      1999         1998          1997
                                                ----          ----        ----------      ----         ----          ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period      $     3.05          2.27          3.29          3.03         3.24          5.97
 Income from investment operations:
 Net investment income (loss)              $    (0.01)         0.02          0.01         (0.01)          --            --
 Net realized and unrealized gain (loss)
 on investments                            $     1.57          0.76         (1.03)         0.27        (0.21)        (2.52)
 Total from investment operations          $     1.56          0.78         (1.02)         0.26        (0.21)        (2.52)
 Less distributions from:
 Net investment income                     $     0.02          0.00 (5)        --            --           --          0.21
 Total distributions                       $     0.02          0.00 (5)        --            --           --          0.21
 Net asset value, end of period            $     4.59          3.05          2.27          3.29         3.03          3.24
 TOTAL RETURN(1):                          %    51.28         34.56        (30.98)         8.58        (6.39)       (42.98)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)         $   83,095        60,563        40,130        72,516       50,841        53,707
 Ratios to average net assets:
 Expenses (2)                              %     1.79          1.96          2.18          1.94         1.74          1.65
 Net investment income (loss) (2)          %    (0.49)         0.67          0.28         (0.02)        0.08          0.17
 Portfolio turnover rate                   %       55            83            27            79           29            38

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  The Fund changed its fiscal year-end from December 31 to October 31.
(4) Effective July 26, 2000, ING Investments, LLC became the Investment Manager of the Fund.
(5)  Amount represents less than $0.01 per share.

                 See Accompanying Notes to Financial Statements

ING RUSSIA FUND (UNAUDITED)                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS A
                                                 --------------------------------------------------------------------------
                                                   SIX                           TEN
                                                  MONTHS         YEAR          MONTHS
                                                  ENDED         ENDED           ENDED
                                                 APRIL 30,    OCTOBER 31,     OCTOBER 31,       YEAR ENDED DECEMBER 31,
                                                   2002          2001         2000(3)(5)     1999         1998         1997
                                                   ----          ----         ----------     ----         ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period        $      8.04          7.15           6.74         2.64        17.50        11.24
 Income from investment operations:
 Net investment income (loss)                $      0.13         (0.04)         (0.07)        0.18         0.15        (0.01)
 Net realized and unrealized gain (loss)
 on investments                              $      5.24          0.93           0.48         3.99       (14.70)        7.57
 Total from investment operations            $      5.37          0.89           0.41         4.17       (14.55)        7.56
 Less distributions from:
 Net investment income                       $        --            --             --         0.07         0.07           --
 Net realized gain on investments            $        --            --             --           --         0.24         1.30
 Total distributions                         $        --            --             --         0.07         0.31         1.30
 Net asset value, end of period              $     13.41          8.04           7.15         6.74         2.64        17.50
 TOTAL RETURN(1):                            %     66.79         12.45           6.08       159.76       (82.99)       67.50
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)           $   125,651        49,019         53,637       59,011       19,147      137,873
 Ratios to average net assets:
 Net expenses after redemption fee
 proceeds and expense reimbursement(2)(4)    %      2.16          2.23           1.40         2.23         1.84         1.85
 Gross expenses prior to redemption
 fee proceeds and expense reimbursement(2)   %      2.21          2.77           2.85         3.32         2.64         2.89
 Net investment income (loss) after
 redemption fee proceeds and expense
 reimbursement(2)(4)                         %      2.98         (0.56)         (0.90)        4.39         1.36        (0.11)
 Portfolio turnover rate                     %         4            28             52           91           66           67

----------
(1) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(2)  Annualized for periods less than one year.
(3)  The Fund changed its fiscal year-end from December 31 to October 31.
(4) The Investment Manager has agreed to limit expenses excluding, interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years. Redemption fee proceeds are offset against custody and redemption services.
(5) Effective July 26, 2000 ING Investments, LLC became the Investment Manager of the Fund.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                  ING GLOBAL COMMUNICATIONS FUND (UNAUDITED)
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                             CLASS A                                     CLASS B
                                              ----------------------------------------    ---------------------------------------
                                                SIX                                         SIX
                                               MONTHS          YEAR                        MONTHS          YEAR
                                               ENDED          ENDED       PERIOD ENDED     ENDED          ENDED      PERIOD ENDED
                                              APRIL 30,     OCTOBER 31,    OCTOBER 31,    APRIL 30,     OCTOBER 31,   OCTOBER 31,
                                                2002          2001(5)        2000(1)        2002          2001(5)       2000(1)
                                                ----          -------        -------        ----          -------       -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        1.74           7.30          10.00          1.72           7.27         10.00
 Income from investment operations:
 Net investment loss                    $       (0.02)         (0.07)         (0.06)        (0.01)         (0.09)        (0.09)
 Net realized and unrealized loss
 on investments                         $       (0.41)         (5.49)         (2.64)        (0.42)         (5.46)        (2.64)
 Total from investment operations       $       (0.43)         (5.56)         (2.70)        (0.43)         (5.55)        (2.73)
 Net asset value, end of period         $        1.31           1.74           7.30          1.29           1.72          7.27
 TOTAL RETURN(2)                        %      (24.71)        (76.16)        (27.00)       (25.00)        (76.34)       (27.30)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $       5,733          8,107         55,459         4,219          6,145        31,035
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (3)(4)                   %        1.70           1.59           1.37          2.45           2.30          2.01
 Gross expenses prior to expense
 reimbursement(3)                       %        2.30           2.24           2.56          2.95           2.98          2.81
 Net investment loss after expense
 reimbursement(3)(4)                    %       (1.36)         (1.45)         (1.02)        (2.12)         (2.16)        (1.67)
 Portfolio turnover rate                %          78            118             60            78            118            60

                                                              CLASS C
                                              ----------------------------------------
                                                SIX
                                               MONTHS          YEAR
                                               ENDED          ENDED       PERIOD ENDED
                                              APRIL 30,     OCTOBER 31,    OCTOBER 31,
                                                2002          2001(5)        2000(1)
                                                ----          -------        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period   $        1.72           7.28          10.00
 Income from investment operations:
 Net investment loss                    $       (0.02)         (0.09)         (0.09)
 Net realized and unrealized loss
 on investments                         $       (0.41)         (5.47)         (2.63)
 Total from investment operations       $       (0.43)         (5.56)         (2.72)
 Net asset value, end of period         $        1.29           1.72           7.28
 TOTAL RETURN(2)                        %      (25.00)        (76.37)        (27.20)
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)      $       1,034          1,419          7,603
 Ratios to average net assets:
 Net expenses after expense
 reimbursement (3)(4)                   %        2.45           2.30           2.01
 Gross expenses prior to expense
 reimbursement(3)                       %        2.95           2.99           2.81
 Net investment loss after expense
 reimbursement(3)(4)                    %       (2.18)         (2.16)         (1.68)
 Portfolio turnover rate                %          78            118             60

----------
(1)  The Fund commenced operations on March 1, 2000.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective April 30, 2001, ING Investments, LLC became the Investment Manager of the Fund.

                 See Accompanying Notes to Financial Statements

ING GLOBAL TECHNOLOGY FUND (UNAUDITED)                      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                      CLASS A
                                                 -------------------------------------------------
                                                    SIX
                                                  MONTHS
                                                   ENDED
                                                 APRIL 30,            YEAR ENDED OCTOBER 31,
                                                   2002         2001(5)        2000        1999(1)
                                                   ----         -------        ----        -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     5.77         26.62         17.38        10.00
 Income from investment operations:
 Net investment loss                          $    (0.04)        (0.18)        (0.33)       (0.13)
 Net realized and unrealized gain (loss) on
 investments                                  $    (0.62)       (13.05)        10.41          7.51
 Total from investment operations             $    (0.66)       (13.23)        10.08          7.38
 Less distributions from:
 Net realized gain on investments             $       --          7.62          0.84            --
 Total distributions                          $       --          7.62          0.84            --
 Net asset value, end of period               $     5.11          5.77         26.62         17.38
 TOTAL RETURN(2)                              %   (11.44)       (67.57)        58.61         73.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $   16,044        25,359       108,763        54,798
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                          %     1.95          1.83          1.53          1.57
 Gross expenses prior to expense
 reimbursement(3)                             %     2.59          2.47          2.65          2.95
 Net investment loss after expense
 reimbursement(3)(4)                          %    (1.90)        (1.66)        (1.30)        (1.29)
 Portfolio turnover rate                      %       54           126            77            57


                                                                      CLASS B
                                                  -------------------------------------------------
                                                    SIX
                                                   MONTHS
                                                    ENDED
                                                  APRIL 30,           YEAR ENDED OCTOBER 31,
                                                    2002        2001(5)        2000         1999(1)
                                                    ----        -------        ----         -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     5.63         26.33         17.28         10.00
 Income from investment operations:
 Net investment loss                          $    (0.09)        (0.27)        (0.41)        (0.08)
 Net realized and unrealized gain (loss) on
 investments                                  $    (0.58)       (12.81)        10.30          7.36
 Total from investment operations             $    (0.67)       (13.08)         9.89          7.28
 Less distributions from:
 Net realized gain on investments             $       --          7.62          0.84            --
 Total distributions                          $       --          7.62          0.84            --
 Net asset value, end of period               $     4.96          5.63         26.33         17.28
 TOTAL RETURN(2)                              %   (11.90)       (67.81)        57.82         72.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $    9,412        11,726        37,915         5,964
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                          %     2.70          2.54          2.17          2.25
 Gross expenses prior to expense
 reimbursement(3)                             %     3.24          3.16          2.89          3.22
 Net investment loss after expense
 reimbursement(3)(4)                          %    (2.61)        (2.44)        (1.94)        (2.04)
 Portfolio turnover rate                      %       54           126            77            57

                                                                      CLASS C
                                                  -------------------------------------------------
                                                    SIX
                                                   MONTHS
                                                    ENDED
                                                  APRIL 30,           YEAR ENDED OCTOBER 31,
                                                    2002        2001(5)        2000         1999(1)
                                                    ----        -------        ----         -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period         $     5.61         26.32         17.28         10.00
 Income from investment operations:
 Net investment loss                          $    (0.09)        (0.26)        (0.42)        (0.05)
 Net realized and unrealized gain (loss) on
 investments                                  $    (0.57)       (12.83)        10.30          7.33
 Total from investment operations             $    (0.66)       (13.09)         9.88          7.28
 Less distributions from:
 Net realized gain on investments             $       --          7.62          0.84            --
 Total distributions                          $       --          7.62          0.84            --
 Net asset value, end of period               $     4.95          5.61         26.32         17.28
 TOTAL RETURN(2)                              %   (11.76)       (67.90)        57.77         72.80
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)            $    3,111         4,376        18,486         2,102
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(3)(4)                          %     2.70          2.54          2.17          2.24
 Gross expenses prior to expense
 reimbursement(3)                             %     3.24          3.16          2.89          3.20
 Net investment loss after expense
 reimbursement(3)(4)                          %    (2.65)        (2.33)        (1.94)        (2.05)
 Portfolio turnover rate                      %       54           126            77            57

----------
(1)  The Fund commenced operations on December 15, 1998.
(2) Total return is calculated assuming reinvestment of all dividend and capital gain distribution at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective April 30, 2001, ING Investments LLC became the Investment Manager of the Fund.

                 See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS                     ING GLOBAL REAL ESTATE FUND (UNAUDITED)
--------------------------------------------------------------------------------

                                                                       CLASS A          CLASS B          CLASS C
                                                                     ------------     ------------     ------------
                                                                     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                                                       APRIL 30,        APRIL 30,        APRIL 30,
                                                                        2002(1)          2002(2)          2002(3)
                                                                        -------          -------          -------
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period                        $           10.01            10.03             9.99
 Income from investment operations:
 Net investment income                                       $            0.55             0.03             0.08
 Net realized and unrealized gain on investments             $            0.99             0.28             0.55
 Total from investment operations                            $            1.54             0.31             0.63
 Less distributions from:
 Net investment income                                       $            0.18               --               --
 Total distributions                                         $            0.18               --               --
 Net asset value, end of period                              $           11.37            10.34            10.62
 TOTAL RETURN(4):                                            %           15.43             3.09             6.31
RATIOS AND SUPPLEMENTAL DATA:
 Net assets, end of period (000's)                           $          29,106              117               21
 Ratios to average net assets:
 Net expenses after expense reimbursement(5)(6)              %            1.75             2.50             2.50
 Gross expenses prior to expense reimbursement(5)            %            2.82             3.57             3.57
 Net investment income after expense reimbursement(5)(6)     %            4.23             6.48             4.69
 Portfolio turnover rate                                     %              51               51               51

----------
(1)  The Fund commenced operations on November 5, 2001.
(2)  Class B commenced offering of shares on March 15, 2002.
(3)  Class C commenced offering of shares on January 8, 2002.
(4) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(5)  Annualized for periods less than one year.
(6) The Investment Manager has agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.

                 See Accompanying Notes to Financial Statements

ING WORLDWIDE GROWTH FUND (UNAUDITED)                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of beneficial interest outstanding throughout each period.

                                                                                    CLASS A
                                           -----------------------------------------------------------------------------------------
                                              SIX                        FOUR                      THREE
                                            MONTHS        YEAR          MONTHS        YEAR        MONTHS
                                             ENDED       ENDED           ENDED       ENDED         ENDED
                                           APRIL 30,   OCTOBER 31,    OCTOBER 31,   JUNE 30,      JUNE 30,      YEAR ENDED MARCH 31,
                                             2002         2001        2000(5)(6)      2000         1999(1)       1999         1998
                                             ----         ----        ----------      ----         -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period  $     15.45        26.36         29.98         23.58         21.39        19.33        16.88
 Income from investment operations:
 Net investment income (loss)          $      0.05        (0.11)        (0.07)        (0.15)           --        (0.02)        0.04
 Net realized and unrealized gain
 (loss) on investments                 $      0.04        (9.73)        (3.55)         9.62          2.19         5.78         5.33
 Total from investment operations      $      0.09        (9.84)        (3.62)         9.47          2.19         5.76         5.37
 Less distributions from:
 Net investment income                 $        --           --            --            --            --         0.06           --
 Net realized gain on investments      $        --         0.77            --          3.07            --         3.64         2.92
 Tax return of capital                 $        --         0.30            --            --            --           --           --
 Total distributions                   $        --         1.07            --          3.07            --         3.70         2.92
 Net asset value, end of period        $     15.54        15.45         26.36         29.98         23.58        21.39        19.33
 TOTAL RETURN(2):                      %      0.58       (38.80)       (12.07)        42.43         10.24        33.56        34.55
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     $   106,222      134,152       246,590       235,341        66,245       49,134       38,647
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(recoupment)(3)(4)       %      1.85         1.85          1.61          1.67          1.75         1.86         1.86
 Gross expenses prior to expense
 reimbursement(recoupment)(3)          %      1.98         1.95          1.61          1.67          1.75         2.02         2.21
 Net investment loss after expense
 reimbursement(recoupment)(3)(4)       %     (1.01)       (0.65)        (0.71)        (0.79)        (0.03)       (0.62)       (0.69)
 Portfolio turnover rate               %       199          302            71           169            57          247          202

                                                                                    CLASS B
                                           -----------------------------------------------------------------------------------------
                                              SIX                        FOUR                      THREE
                                            MONTHS        YEAR          MONTHS        YEAR        MONTHS
                                             ENDED       ENDED           ENDED       ENDED         ENDED
                                           APRIL 30,   OCTOBER 31,    OCTOBER 31,   JUNE 30,      JUNE 30,      YEAR ENDED MARCH 31,
                                             2002         2001        2000(5)(6)      2000         1999(1)       1999         1998
                                             ----         ----        ----------      ----         -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period  $     17.19        29.52         33.66         26.64         24.21        20.10        16.02
 Income from investment operations:
 Net investment income (loss)          $     (0.18)       (0.31)        (0.15)        (0.28)        (0.03)       (0.08)       (0.17)
 Net realized and unrealized gain
 (loss) on investments                 $      0.21       (10.82)        (3.99)        10.76          2.46         6.25         5.44
 Total from investment operations      $      0.03       (11.13)        (4.14)        10.48          2.43         6.17         5.27
 Less distributions from:
 Net investment income                 $        --           --            --            --            --         0.01           --
 Net realized gain on investments      $        --         0.86            --          3.46            --         2.05         1.19
 Tax return of capital                 $        --         0.34            --            --            --           --           --
 Total distributions                   $        --         1.20            --          3.46            --         2.06         1.19
 Net asset value, end of period        $     17.22        17.19         29.52         33.66         26.64        24.21        20.10
 TOTAL RETURN(2):                      %      0.23       (39.19)       (12.27)        41.54         10.04        32.74        34.03
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     $    63,393       71,943       126,756       130,988        27,938       18,556       10,083
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(recoupment)(3)(4)       %      2.50         2.51          2.26          2.32          2.40         2.51         2.51
 Gross expenses prior to expense
 reimbursement(recoupment)(3)          %      2.63         2.61          2.26          2.32          2.40         2.67         2.70
 Net investment loss after expense
 reimbursement(recoupment)(3)(4)       %     (1.62)       (1.31)        (1.37)        (1.44)        (0.68)       (1.31)       (1.37)
 Portfolio turnover rate               %       199          302            71           169            57          247          202

                                                                                    CLASS C
                                           -----------------------------------------------------------------------------------------
                                              SIX                        FOUR                      THREE
                                            MONTHS        YEAR          MONTHS        YEAR        MONTHS
                                             ENDED       ENDED           ENDED       ENDED         ENDED
                                           APRIL 30,   OCTOBER 31,    OCTOBER 31,   JUNE 30,      JUNE 30,      YEAR ENDED MARCH 31,
                                             2002         2001        2000(5)(6)      2000         1999(1)       1999         1998
                                             ----         ----        ----------      ----         -------       ----         ----
PER SHARE OPERATING PERFORMANCE:
 Net asset value, beginning of period  $     15.29        26.26         29.92         23.69         21.52        19.05        16.92
 Income from investment operations:
 Net investment loss                   $     (0.28)       (0.40)        (0.13)        (0.33)        (0.04)       (0.20)       (0.19)
 Net realized and unrealized gain
 (loss) on investments                 $      0.31        (9.50)        (3.53)         9.65          2.21         5.83         5.41
 Total from investment operations      $      0.03        (9.90)        (3.66)         9.32          2.17         5.63         5.22
 Less distributions from:
 Net investment income                 $        --           --            --            --            --         0.01           --
 Net realized gain on investments      $        --         0.77            --          3.09            --         3.15         3.09
 Tax return of capital                 $        --         0.30            --            --            --           --           --
 Total distributions                   $        --         1.07            --          3.09            --         3.16         3.09
 Net asset value, end of period        $     15.32        15.29         26.26         29.92         23.69        21.52        19.05
 TOTAL RETURN(2):                      %      0.26       (39.20)       (12.23)        41.48         10.08        32.73        33.72
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period (000's)     $    85,386      102,919       213,843       239,432       111,250       98,470       84,292
 Ratios to average net assets:
 Net expenses after expense
 reimbursement(recoupment)(3)(4)       %      2.50         2.51          2.26          2.32          2.40         2.51         2.51
 Gross expenses prior to expense
 reimbursement(recoupment)(3)          %      2.63         2.60          2.26          2.32          2.40         2.67         2.77
 Net investment loss after
 expense reimbursement
 (recoupment)(3)(4)                    %     (1.64)       (1.30)        (1.37)        (1.44)        (0.68)       (1.28)       (1.34)
 Portfolio turnover rate               %       199          302            71           169            57          247          202

----------
(1) Effective May 24, 1999, ING Investments, LLC. became the Investment Manager of the Fund, concurrently Nicholas-Applegate Capital Management was appointed as sub-advisor and the Fund changed its fiscal year-end to June 30.
(2) Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value and excluding the deduction of sales charges. Total return for less than one year is not annualized.
(3)  Annualized for periods less than one year.
(4) The Investment Manager has agreed to limit expenses excluding interest, taxes, brokerage and extraordinary expenses, subject to possible reimbursement to ING Investments, LLC within three years.
(5) Effective October 1, 2000, ING Investments, LLC became the Investment Manager of the Fund, replacing Nicholas-Applegate Capital Management.
(6)  The Fund changed its fiscal year-end from June 30 to October 31.

                 See Accompanying Notes to Financial Statements

         NOTES TO FINANCIAL STATEMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

ORGANIZATION. The ING Funds (formerly Pilgrim Funds) are comprised of ING Mutual Funds ("IMF", formerly Pilgrim Mutual Funds), ING Advisory Funds, Inc. ("IAF", formerly Pilgrim Advisory Funds, Inc.), ING Mayflower Trust ("IMT", formerly Pilgrim Mayflower Trust), ING Funds Trust ("IFT", formerly Pilgrim Funds Trust), ING International Fund ("International", formerly Pilgrim International Fund), ING Russia Fund ("Russia", formerly Pilgrim Russia Fund) and ING Precious Metals Fund ("Precious Metals", formerly Pilgrim Precious Metals Fund), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended.

IMF is a Delaware business trust organized in 1992 with twelve separate series (Portfolios). The four Portfolios in this semi-annual report are ING Emerging Countries Fund ("Emerging Countries", formerly Pilgrim Emerging Countries Fund), ING International Core Growth Fund ("International Core Growth", formerly Pilgrim International Core Growth Fund), ING International SmallCap Growth Fund ("International SmallCap Growth", formerly Pilgrim International SmallCap Growth
Fund), and ING Worldwide Growth Fund ("Worldwide Growth", formerly Pilgrim Worldwide Growth Fund). IAF is a Maryland Corporation organized in 1995 with one Portfolio, ING Asia-Pacific Equity Fund ("Asia-Pacific Equity" formerly Pilgrim Asia-Pacific Equity). IMT is a Massachusetts business trust organized in 1992 with three separate series (Portfolios). The one Portfolio in this semi-annual report is ING International Value Fund ("International Value", formerly Pilgrim International Value Fund). IFT is a Delaware business trust established July 30, 1998 and consists of ten separately managed portfolios. Four of the Portfolios in this report are ING European Equity Fund ("European Equity", formerly Pilgrim European Equity Fund), ING Global Communications Fund ("Global Communications", formerly Pilgrim Global Communications Fund), ING Global Real Estate Fund ("Global Real Estate", formerly Pilgrim Global Real Estate Fund) and ING Global Technology Fund ("Global Technology", formerly Pilgrim Global Information Technology Fund). The investment objective of each Fund is described in each Fund's prospectus.

Each Fund offers one or more of the following classes of shares: Class A, Class B, Class C, Class I, Class M and Class Q (Class I and Class Q are presented in a different annual report). The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees and shareholder servicing fees and transfer agent fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weighting of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, and shareholder servicing fees. Class B shares, along with their pro rata reinvested dividend shares, automatically convert to Class A shares approximately eight years after purchase.

On September 1, 2000, ING Groep N.V. (NYSE: ING) acquired ReliaStar, the indirect parent company of Pilgrim Investments, Inc., Adviser to the Funds, Pilgrim Securities, Inc., Distributor to the Funds and Pilgrim Group, Inc., Administrator to the Funds. In conjunction with the acquisition the Adviser, Distributor and Administrator changed their names to ING Pilgrim Investments, Inc., ING Pilgrim Securities, Inc., and ING Pilgrim Group, Inc., respectively, effective September 8, 2000. Effective February 26, 2001, ING Pilgrim Investments, Inc. was merged into the newly formed ING Pilgrim Investments, LLC. Effective February 27, 2001, ING Pilgrim Group, Inc. was merged into the newly formed ING Pilgrim Group, LLC. Effective March 1, 2002, the Adviser, Distributor and Administrator changed their names to ING Investments, LLC, ING Funds Distributor, Inc. and ING Funds Services, LLC, respectively.

--------------------------------------------------------------------------------

On November 2, 2001, the Board of Directors/Trustees of the Pilgrim Funds approved proposals to reorganize the following "Disappearing Funds" into the following "Surviving Funds" (each a "Reorganization" and collectively, the "Reorganizations"):

             DISAPPEARING FUNDS                      SURVIVING FUNDS
             ------------------                      ---------------
     ING International Core Growth Fund          ING International Fund
     ING Global Communications Fund              ING Global Technology Fund
     ING Internet Fund                           ING Global Technology Fund

Each proposed Reorganization is subject to approval by shareholders of the Disappearing Fund. If shareholder approval is obtained, it is expected that the Reorganizations would take place during the first half of 2002.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies.

A. SECURITY VALUATION. Investments in equity securities traded on a national securities exchange or included on the NASDAQ National Market System are valued at the last reported sale price. Securities traded on an exchange or NASDAQ for which there has been no sale, securities traded in the over-the-counter-market and gold and silver bullion are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Fund's custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors/Trustees. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.

C. FOREIGN CURRENCY TRANSLATION. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

          (1) Market value of investment securities, other assets and liabilities -- at the exchange rates prevailing at the end of the day.
          (2) Purchases and sales of investment securities, income and expenses -- at the rates of exchange prevailing on the respective dates of such transactions.

     Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities which are subject to foreign withholding tax upon disposition, liabilities are recorded on the statement of assets and liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign

--------------------------------------------------------------------------------

     exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. Government. These risks include but are not limited to re-evaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and the U.S. Government.

D. FOREIGN CURRENCY TRANSACTIONS. Certain funds may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

     Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. DISTRIBUTIONS TO SHAREHOLDERS. The Funds record distributions to their shareholders on ex-date. Each Fund pays dividends and capital gains, if any annually.

     The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains, foreign currency transactions, organization costs and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes, are reported as distributions in excess of net investment income and/or net realized capital gains. To the extent they exceed net investment income and/or net realized capital gains for tax purposes, they are reported as distributions of paid-in capital.

F. FEDERAL INCOME TAXES. It is the policy of the Funds, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized capital gains to their shareholders. Therefore, a federal income tax provision is not required. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Fund intends not to be subject to any federal excise tax.

     The Board of Directors/Trustees intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. In addition, no

--------------------------------------------------------------------------------

     capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

     Capital loss carryforwards were as follows at October 31, 2001:

                                     AMOUNT        EXPIRATION DATES
                                  ------------     ----------------
     Asia-Pacific Equity          $ 25,917,423       2006 to 2009
     Emerging Countries             80,186,243       2006 to 2009
     European Equity                   673,633           2009
     International Core Growth       9,678,221           2009
     International                  11,054,933           2009
     International SmallCap
       Growth                      180,545,805       2008 to 2009
     Precious Metals                89,116,544       2002 to 2009
     Russia                         72,439,571       2006 to 2009
     Global Communications          64,104,971       2008 to 2009
     Global Technology              61,991,041           2009
     Worldwide Growth              149,013,843       2008 to 2009

     Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Indian tax regulations require that taxes be paid on capital gains realized by the Fund. In May 2001, Emerging Countries Fund wrote off $1,168,786 of estimated tax liability on Indian investments.

G. USE OF ESTIMATES. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

H. REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System or with member banks of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Fund will always receive as collateral securities acceptable to it whose market value is equal to at least 100% of the amount being invested by the Fund. If the seller defaults, a Fund might incur a loss or delay in the realization of proceeds if the value of security collateralizing the repurchase agreement declines, and it might incur disposition costs in liquidating the collateral.

I. SECURITIES LENDING. Each Fund has the option to temporarily loan 33 1/3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower is required to fully collateralize the loans with cash, letters of credit or U.S. Government securities.

J. RECENTLY ISSUED ACCOUNTING STANDARDS. In November 2000, a revised AICPA Audit and Accounting Guide (the "Guide"), AUDITS OF INVESTMENT COMPANIES, was issued, and is effective for fiscal years beginning after December 15, 2000. The effective date for the Funds was November 1, 2001. The adoption was not material to the Funds.

NOTE 3 -- INVESTMENT TRANSACTIONS

For the six-months ended April 30, 2002, the cost of purchases and proceeds from the sales of securities, excluding short-term securities, were as follows:

                                     PURCHASES           SALES
                                   ------------      ------------
Asia-Pacific Equity                $  6,383,916      $  8,189,097
Emerging Countries                  219,427,151       235,829,921
European Equity                       7,472,312         7,442,838
International Core Growth            19,070,713        23,097,857
International                        61,187,204        57,393,002
International SmallCap Growth       936,706,403       962,508,136
International Value                 905,549,714       318,885,876
Precious Metals                      35,895,438        43,002,943
Russia                               33,863,145         2,877,702
Global Communications                11,913,852        13,148,040
Global Technology                    22,910,774        27,707,269
Global Real Estate                   38,646,634        13,078,623
Worldwide Growth                    591,663,257       650,752,051

NOTE 4 -- REDEMPTION FEE INCOME

A 2% redemption fee is charged on shares of the Russia Fund that are redeemed within 365 days or less from their date of purchase. Redemption fee proceeds will be applied to the Russia Fund's aggregate expenses allocable to providing custody and redemption services, including transfer agent fees, postage, printing, telephone costs and employment costs relating to the handling and processing of redemptions. Any excess fee proceeds will be added to the Fund's capital. Total redemption fee proceeds for the six-month period ended April 30, 2002 were $20,002 for the Russia Fund. The entire amount listed above was available for offset against the Russia Fund's expenses and is set forth in the statement of operations.

--------------------------------------------------------------------------------

Effective November 1, 2001, Asia-Pacific Equity, International Core Growth and International began imposing a 2% redemption fee on Class A shares redeemed (including in connection with an exchange) within 30 days or less from their date of purchase. For these funds, the redemption fee is accounted for as an addition to paid-in capital. Total redemption fee proceeds for the six-month period ended April 30, 2002 were $35,017, $0 and $27,977 for Asia-Pacific Equity, International Core Growth and International, respectively, and are set forth in the statements of changes in net assets.

NOTE 5 -- INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

Each of the Funds, except Global Communications, Global Technology and European Equity has entered into an Investment Management Agreement with ING Investments, LLC (the "Manager", the "Investment Manager", or the "Adviser"), a wholly-owned subsidiary of ING Groep N.V. Global Communications, Global Technology and European Equity had entered into an Investment Management Agreement with ING Mutual Funds Management, LLC. On April 30, 2001, ING Mutual Funds Management, LLC merged into ING Investments, LLC. All contracts, obligations and assets of ING Mutual Funds Management, LLC were assumed by ING Investments, LLC pursuant to the merger. The investment management agreements compensate the Manager with a fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates:

                            As a percent of average net assets
                            ----------------------------------
Asia-Pacific Equity         1.25%
Emerging Countries          1.25%
European Equity             1.15%
International Core Growth   1.00% on first $500 million; 0.90% on next $500
                              million; and 0.85% in excess of $1 billion
International               1.00%
International SmallCap      1.00% on first $500 million; 0.90% on next
  Growth                      $500 million; and 0.85% in excess of $1 billion
International Value         1.00%
Precious Metals             1.00% on first $50 million; 0.75% thereafter
Russia                      1.25%
Global Communications       1.00%
Global Technology           1.25%
Global Real Estate          1.00%
Worldwide Growth            1.00% on first $500 million; 0.90% on next
                              $500 million; and 0.85% in excess of $1 billion

The fees payable to the Manager were discounted for the Global Communications Fund, Global Technology Fund and European Equity Fund by 75% in each Fund's first year of operations and by 50% in each Fund's second year of operations.

Nicholas-Applegate Capital Management (NACM), a registered investment advisor, serves as a subadvisor to the International SmallCap Growth Fund pursuant to a subadvisory agreement between the Adviser and NACM. ING Investment Management Advisors, B.V. (IIMA), a registered investment advisor, serves as a subadvisor to the Global Communications Fund, Global Technology Fund and European Equity Fund pursuant to a subadvisory agreement between the Adviser and IIM. Clarion CRA Securities, L.P., a registered investment advisor, serves as a subadvisor to the Global Real Estate Fund pursuant to a subadvisory agreement between the Adviser and CRA.

ING Funds Services, LLC (the "Administrator" or "IFS"), serves as administrator to each Fund except Asia-Pacific Fund. The Funds pay the Administrator a fee calculated at an annual rate of 0.10% of each Fund's average daily net assets.

Asia-Pacific Fund has entered into a Service Agreement with IFS whereby IFS will act as Shareholder Service Agent for the Fund. The agreement provides that IFS will be compensated for incoming and outgoing shareholder telephone calls and letters, and all reasonable out-of-pocket expenses incurred in connection with the performance of such services. Prior to March 1, 2002, IFS acted as Shareholder Service Agent for the Emerging Countries Fund, International Core Growth Fund, International SmallCap Growth Fund and Worldwide Growth Fund.

International Value Fund also pays IFS an annual shareholder account servicing fee of $5.00, payable semi-annually, for each account of beneficial owners of shares.

--------------------------------------------------------------------------------

NOTE 6 -- DISTRIBUTION AND SERVICE FEES

Each share class of the Funds has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act (the "12b-1 Plans"), whereby ING Funds Distributor, Inc. (the "Distributor") is reimbursed or compensated (depending on the class of shares) by the Funds for expenses incurred in the distribution of each Funds' shares ("Distribution Fees"). Pursuant to the 12b-1 Plans, the Distributor is entitled to a payment each month for actual expenses incurred in the distribution and promotion of each Fund's shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees ("Service Fees") paid to securities dealers who have executed a distribution agreement with the Distributor. Under the 12b-1 Plans, each class of shares of the Fund pays the Distributor a combined Distribution and Service Fee based on average daily net assets at the following annual rates:

                               CLASS A   CLASS B   CLASS C   CLASS I   CLASS M   CLASS Q
                               -------   -------   -------   -------   -------   -------
Asia-Pacific Equity              0.25%     1.00%      N/A      N/A      0.75%      N/A
Emerging Countries               0.35      1.00      1.00      N/A       N/A      0.25
European Equity                  0.35      1.00      1.00      N/A       N/A       N/A
International Core Growth        0.35      1.00      1.00      N/A       N/A      0.25
International                    0.25      1.00      1.00      N/A       N/A      0.25
International SmallCap
  Growth                         0.35      1.00      1.00      N/A       N/A      0.25
International Value              0.30      1.00      1.00      N/A       N/A      0.25
Precious Metals                  0.25       N/A       N/A      N/A       N/A       N/A
Russia                           0.25       N/A       N/A      N/A       N/A       N/A
Global Communications            0.35      1.00      1.00      N/A       N/A       N/A
Global Technology                0.35      1.00      1.00      N/A       N/A       N/A
Global Real Estate               0.25      1.00      1.00      N/A       N/A      0.25
Worldwide Growth                 0.35      1.00      1.00      N/A       N/A      0.25

Effective March 1, 2001, the Distributor waived 0.10% of the Distribution fee for Global Communications Fund, Global Technology Fund and European Equity Fund for Class A only.

Fees paid to the Distributor by class during the six-months ended April 30, 2002 are shown in the accompanying Statements of Operations.

The Distributor also receives the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares, and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A, Class B, and Class C shares. For the six-months ended April 30, 2002, the Distributor earned the following amounts in sales charges:

                          CLASS A      CLASS B     CLASS C      CLASS M
                           SHARES       SHARES      SHARES       SHARES
                          --------     --------    --------     --------
Initial Sales Charges     $312,386       N/A            N/A       $168
Contingent deferred
  sales charges           $196,359       $ 0       $ 90,767        N/A

NOTE 7 -- OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At April 30, 2002, the Funds had the following amounts recorded in payable to affiliates on the accompanying Statements of Assets and Liabilities (See Notes 5 and 6):

                                                                ACCRUED
                                 ACCRUED                      SHAREHOLDER
                                INVESTMENT       ACCRUED      SERVICES AND   RECOUPMENT
                                MANAGEMENT   ADMINISTRATIVE   DISTRIBUTION   OF WAIVED
                                   FEES           FEES            FEES          FEES           TOTAL
                                ----------   --------------   ----------     ----------     ----------
Asia-Pacific Equity             $   12,119     $    7,465     $    5,660     $       --     $   25,244
Emerging Countries                 151,751         67,257         68,258             --        287,266
European Equity                     19,754          1,704          5,012         14,348         40,818
International Core Growth           31,040          5,563         21,916         15,577         74,096
International                       38,431          3,843         10,354             --         52,628
International SmallCap Growth      336,209         41,697        186,351             --        564,257
International Value              2,682,199        268,220      1,395,498             --      4,345,917
Precious Metals                     62,801          6,529         11,299             --         80,629
Russia                             120,975          9,678         24,195             --        154,848
Global Communications               58,421            993          6,056         24,443         89,913
Global Technology                   36,147          2,892         15,003             --         54,042
Global Real Estate                  23,728          2,777          5,931             --         32,436
Worldwide Growth                   227,509         23,672        161,701             --        412,882

At April 30, 2002, Lion Connecticut Holdings, Inc., a wholly-owned indirect subsidiary of ING Groep N.V., held 88.6%, 9.1%, 14.9% and 41.8% of the shares outstanding of European Equity, Global Communications, Global Technology and International, respectively. At April 30, 2002, ING National Trust, a wholly-owned indirect subsidiary of ING Groep N.V., held 11.1% and 18.2% of the shares outstanding of Global Technology and International, respectively. At April 30, 2002 ING Investments, LLC, a wholly-owned indirect subsidiary of ING Groep N.V. held 90.9% of the shares outstanding of Global Real Estate. At April 30, 2002, one shareholder held 7.7% of the shares outstanding of Russia. Investment activities of these shareholders could have a material impact on the Funds.

--------------------------------------------------------------------------------

NOTE 8 -- EXPENSE LIMITATIONS

For the following Funds, the Investment Manager has voluntarily agreed to limit expenses, excluding interest, taxes, brokerage and extraordinary expenses to the levels listed below:

                                                     MAXIMUM OPERATING EXPENSE LIMIT
                                                (AS A PERCENTAGE OF AVERAGE NET ASSETS)
                                   -----------------------------------------------------------------
                                   CLASS A     CLASS B     CLASS C     CLASS I    CLASS M    CLASS Q
                                   -------     -------     -------     -------    -------    -------
Asia-Pacific Equity                  2.00%       2.75%        N/A         N/A       2.50%       N/A
Emerging Countries(1)                2.25        2.90        2.90%        N/A        N/A       2.15%
European Equity(2)                   1.90        2.65        2.65         N/A        N/A        N/A
International Core Growth(3)         1.95        2.60        2.60         N/A        N/A       1.85
International                        2.75        3.50        3.50        2.50%       N/A       2.75
International SmallCap Growth(3)     1.95        2.60        2.60         N/A        N/A       1.85
International Value                   N/A         N/A         N/A         N/A        N/A        N/A
Precious Metals                      2.75         N/A         N/A         N/A        N/A        N/A
Russia                               3.35         N/A         N/A         N/A        N/A        N/A
Global Communications(4)             1.70        2.45        2.45         N/A        N/A        N/A
Global Technology(5)                 1.95        2.70        2.70        1.70        N/A        N/A
Global Real Estate                   1.75        2.50        2.50         N/A        N/A       1.75
Worldwide Growth(6)                  1.85        2.50        2.50         N/A        N/A       1.75

----------
(1) Prior to November 1, 2001, the expense limitation rate for Class Q was 1.90%.
(2) Prior to March 1, 2001, the expense limitation rates for Class A, Class B and Class C were 1.62%, 2.27% and 2.27%, respectively.
(3) Prior to November 1, 2001, the expense limitation rate for Class Q was 1.65%.
(4) Prior to March 1, 2001, the expense limitation rates for Class A, Class B and Class C were 1.53%, 2.18% and 2.18%, respectively.
(5) Prior to March 1, 2001, the expense limitation rates for Class A, Class B and Class C were 1.59%, 2.24% and 2.24%, respectively.
(6) Prior to November 1, 2001, the expense limitation rate for Class Q was 1.60%.

Each Fund will at a later date reimburse the Investment Manager for management fees waived and other expenses assumed by the Investment Manager during the previous 36 months, but only if, after such reimbursement, the Fund's expense ratio does not exceed the percentage described above.Waived and reimbursed fees and any recoupment by the Investment Manager of such waived and reimbursed fees are reflected on the accompanying Statements of Operations for each Fund.

NOTE 9 -- LINE OF CREDIT

All of the Funds included in this report, in addition to certain other funds managed by the Adviser, have entered into an unsecured committed revolving line of credit agreement (the "Credit Agreement") with State Street Bank and Trust Company for an aggregate amount of $125,000,000. The proceeds may be used only to: (1) temporarily finance the purchase and sale of securities; (2) finance the redemption of shares of an investor in the Funds; and (3) enable the Funds to meet other emergency expenses as defined in the Credit Agreement. The Funds to which the line of credit is available pay a commitment fee equal to 0.08% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. During the six-months ended April 30, 2002, the Funds did not have any loans outstanding.

NOTE 10 -- CAPITAL SHARES

Transaction in capital shares and dollars were as follows:

                                              CLASS A SHARES                  CLASS B SHARES                  CLASS M SHARES
                                       ----------------------------    ---------------------------     ----------------------------
                                            SIX                             SIX                             SIX
                                          MONTHS           YEAR           MONTHS           YEAR           MONTHS           YEAR
                                           ENDED          ENDED            ENDED          ENDED            ENDED          ENDED
                                         APRIL 30       OCTOBER 31       APRIL 30       OCTOBER 31       APRIL 30       OCTOBER 31
                                           2002            2001            2002            2001            2002            2001
                                       ------------    ------------    ------------    ------------    ------------    ------------
ASIA-PACIFIC EQUITY FUND
 (NUMBER OF SHARES)
Shares sold                               1,381,215      13,924,794         105,196         603,862           9,362       3,439,910
Shares issued in merger                          --         654,788              --              --              --              --
Shares issued as reinvestment
 of dividends                                    --          22,377              --          12,550              --           7,605
Shares redeemed                          (1,710,893)    (14,531,504)       (253,825)     (1,013,571)        (48,219)     (3,622,216)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
shares outstanding                         (329,678)         70,455        (148,629)       (397,159)        (38,857)       (174,701)
                                       ============    ============    ============    ============    ============    ============
ASIA-PACIFIC EQUITY FUND ($)
Shares sold                            $  5,381,915    $ 57,836,760    $    405,436    $  2,372,035    $     34,896    $ 14,790,697
Shares issued in merger                          --       2,738,406              --              --              --              --
Shares issued as reinvestment
 of dividends                                    --         110,543              --          60,115              --          36,579
Redemption fee proceeds                      35,017              --              --              --              --              --
Shares redeemed                          (6,790,480)    (60,248,332)       (979,777)     (4,207,292)       (184,861)    (15,870,448)
                                       ------------    ------------    ------------    ------------    ------------    ------------
Net increase (decrease)                $ (1,373,548)   $    437,377    $   (574,341)   $ (1,775,142)   $   (149,965)   $ (1,043,172)
                                       ============    ============    ============    ============    ============    ============

--------------------------------------------------------------------------------

                                                     CLASS A SHARES                    CLASS B SHARES
                                             ------------------------------    ------------------------------
                                                  SIX                               SIX
                                                MONTHS            YEAR            MONTHS            YEAR
                                                 ENDED           ENDED             ENDED           ENDED
                                               APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                 2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
EMERGING COUNTRIES FUND
 (NUMBER OF SHARES)
Shares sold                                      5,634,717        9,885,556          101,465          117,804
Shares issued in merger                                 --        5,116,118               --          262,850
Shares issued as reinvestment of dividends             121               --               --               --
Shares redeemed                                 (6,095,252)     (12,983,659)        (214,303)        (528,765)
                                             -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                                      (460,414)       2,018,015         (112,838)        (148,111)
                                             =============    =============    =============    =============
EMERGING COUNTRIES FUND ($)
Shares sold                                  $  80,548,634    $ 157,053,986    $   1,463,808    $   2,704,425
Shares issued in merger                                 --       71,829,257               --        3,700,055
Shares issued as reinvestment of dividends           1,567               --               --               --
Shares redeemed                                (87,584,098)    (185,127,818)      (3,028,364)      (7,454,159)
                                             -------------    -------------    -------------    -------------
Net increase (decrease)                      $  (7,033,897)   $  43,755,425    $  (1,564,556)   $  (1,049,679)
                                             =============    =============    =============    =============

                                                     CLASS C SHARES                    CLASS Q SHARES
                                             ------------------------------    ------------------------------
                                                  SIX                               SIX
                                                MONTHS            YEAR            MONTHS            YEAR
                                                 ENDED           ENDED             ENDED           ENDED
                                               APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                 2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
EMERGING COUNTRIES FUND
 (NUMBER OF SHARES)
Shares sold                                        311,871        1,037,359        1,046,090        2,972,540
Shares issued in merger                                 --          286,653               --               --
Shares issued as reinvestment of dividends              --               --               72               --
Shares redeemed                                   (420,372)      (1,627,250)      (1,344,444)      (6,076,490)
                                             -------------    -------------    -------------    -------------
Net decrease in shares
 outstanding                                      (108,501)        (303,238)        (298,282)      (3,103,950)
                                             =============    =============    =============    =============
EMERGING COUNTRIES FUND ($)
Shares sold                                  $   4,442,449    $  14,634,410    $  15,518,353    $  43,163,993
Shares issued in merger                                 --        3,875,431               --               --
Shares issued as reinvestment of dividends              --               --              970               --
Shares redeemed                                 (5,914,684)     (22,140,324)     (19,720,300)     (89,992,176)
                                             -------------    -------------    -------------    -------------
Net decrease                                 $  (1,472,235)   $  (3,630,483)   $  (4,200,977)   $ (46,828,183)
                                             =============    =============    =============    =============

--------------------------------------------------------------------------------

                                          CLASS A SHARES                  CLASS B SHARES
                                   ----------------------------    ----------------------------
                                        SIX                             SIX
                                      MONTHS           YEAR           MONTHS           YEAR
                                       ENDED          ENDED            ENDED          ENDED
                                     APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,
                                       2002            2001            2002            2001
                                   ------------    ------------    ------------    ------------
EUROPEAN EQUITY FUND
 (NUMBER OF SHARES)
Shares sold                             933,984       7,719,989         162,560         192,944(2)
Shares issued as reinvestment
 of dividends                                --         127,559              --           8,297
Shares redeemed                        (963,444)     (8,293,341)       (176,292)       (150,031)
                                   ------------    ------------    ------------    ------------
Net increase (decrease) in
 shares outstanding                     (29,460)       (445,793)        (13,732)         51,210
                                   ============    ============    ============    ============
EUROPEAN EQUITY FUND ($)
Shares sold                        $  7,411,273    $ 72,652,569    $  1,268,559    $  1,781,871(2)
Shares issued as reinvestment
 of dividends                                --       1,332,992              --          85,626
Shares redeemed                      (7,666,848)    (79,072,632)     (1,375,944)     (1,276,696)
                                   ------------    ------------    ------------    ------------
Net increase (decrease)            $   (255,575)   $ (5,087,071)   $   (107,385)   $    590,801
                                   ============    ============    ============    ============

                                          CLASS C SHARES            CLASS X SHARES(1)
                                   ----------------------------    ------------------
                                        SIX
                                      MONTHS           YEAR               YEAR
                                       ENDED          ENDED              ENDED
                                     APRIL 30,      OCTOBER 31,        OCTOBER 31,
                                       2002            2001               2001
                                   ------------    ------------       ------------
EUROPEAN EQUITY FUND
 (NUMBER OF SHARES)
Shares sold                              25,684           8,510                 --
Shares issued as reinvestment
 of dividends                                --             666                 --
Shares redeemed                         (22,901)        (15,032)           (77,908)(2)
                                   ------------    ------------       ------------
Net increase (decrease) in
 shares outstanding                       2,783          (5,856)           (77,908)
                                   ============    ============       ============
EUROPEAN EQUITY FUND ($)
Shares sold                        $    201,844    $     64,153       $         --
Shares issued as reinvestment
 of dividends                                --           6,841                 --
Shares redeemed                        (180,513)       (130,767)          (825,879)(2)
                                   ------------    ------------       ------------
Net increase (decrease)            $     21,331    $    (59,773)      $   (825,879)
                                   ============    ============       ============

(1) Effective November 17, 2000, Class X shares are no longer being offered for sale.
(2) Amounts include 77,908 of Class X shares, valued at $825,879, that were converted into Class B shares on November 17, 2000.

--------------------------------------------------------------------------------

                                                      CLASS A SHARES                    CLASS B SHARES
                                             ------------------------------    ------------------------------
                                                  SIX                               SIX
                                                MONTHS            YEAR            MONTHS            YEAR
                                                 ENDED           ENDED             ENDED           ENDED
                                               APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                 2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
INTERNATIONAL CORE GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                        362,924        7,557,378           79,099          249,346
Shares issued as reinvestment of dividends              --           51,993               --           49,923
Shares redeemed                                   (493,970)      (8,126,749)        (192,665)        (396,727)
                                             -------------    -------------    -------------    -------------
Net decrease in shares
 outstanding                                      (131,046)        (517,378)        (113,566)         (97,458)
                                             =============    =============    =============    =============
INTERNATIONAL CORE GROWTH FUND ($)
Shares sold                                  $   5,320,885    $ 130,576,455    $   1,150,825    $   4,356,931
Shares issued as reinvestment of dividends              --          985,770               --          949,044
Shares redeemed                                 (7,301,930)    (141,345,380)      (2,815,347)      (6,792,058)
                                             -------------    -------------    -------------    -------------
Net decrease                                 $  (1,981,045)   $  (9,783,155)   $  (1,664,522)   $  (1,486,083)
                                             =============    =============    =============    =============

                                                      CLASS C SHARES                    CLASS Q SHARES
                                             ------------------------------    ------------------------------
                                                  SIX                               SIX
                                                MONTHS            YEAR            MONTHS            YEAR
                                                 ENDED           ENDED             ENDED           ENDED
                                               APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                 2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
INTERNATIONAL CORE GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                        409,522        6,276,282          336,425          381,350
Shares issued as reinvestment of dividends              --           44,991               --           44,971
Shares redeemed                                   (611,283)      (6,610,145)        (269,213)        (552,680)
                                             -------------    -------------    -------------    -------------
Net increase (decrease) in shares
 outstanding                                      (201,761)        (288,872)          67,212         (126,359)
                                             =============    =============    =============    =============
INTERNATIONAL CORE GROWTH FUND ($)
Shares sold                                  $   6,024,017    $ 109,636,025    $   5,134,470    $   6,381,404
Shares issued as reinvestment of dividends              --          857,981               --          886,366
Shares redeemed                                 (8,956,179)    (116,359,406)      (4,088,421)      (9,703,034)
                                             -------------    -------------    -------------    -------------
Net increase (decrease)                      $  (2,932,162)   $  (5,865,400)   $   1,046,049    $  (2,435,264)
                                             =============    =============    =============    =============

--------------------------------------------------------------------------------

                                         CLASS A SHARES                    CLASS B SHARES                    CLASS C SHARES
                                 -----------------------------    ------------------------------    ------------------------------
                                     SIX                               SIX                              SIX
                                   MONTHS            YEAR            MONTHS            YEAR            MONTHS            YEAR
                                    ENDED           ENDED             ENDED           ENDED             ENDED           ENDED
                                  APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                    2002             2001             2002             2001             2002             2001
                                -------------    -------------    -------------    -------------    -------------    -------------
INTERNATIONAL FUND
 (NUMBER OF SHARES)
Shares sold                         2,002,514       10,370,001          161,137          169,710          226,590           90,224
Shares issued in merger                    --        3,637,387               --          238,867               --          161,005
Shares issued as reinvestment
 of dividends                              --          196,293               --              270               --              733
Shares redeemed                    (2,617,679)     (12,300,204)        (147,695)        (171,842)        (220,623)         (70,887)
                                -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease) in
 shares outstanding                  (615,165)       1,903,477           13,442          237,005            5,967          181,075
                                =============    =============    =============    =============    =============    =============
INTERNATIONAL FUND ($)
Shares sold                     $  16,623,399    $ 102,367,167    $   1,317,229    $   1,963,065    $   1,884,724    $   1,082,305
Shares issued in merger                    --       35,904,902               --        2,348,731               --        1,582,478
Shares issued as reinvestment
 of dividends                              --        2,031,659               --            2,787               --            7,572
Redemption fee proceeds                27,977               --               --               --               --               --
Shares redeemed                   (21,788,180)    (115,739,447)      (1,210,306)      (1,617,213)      (1,828,319)        (657,559)
                                -------------    -------------    -------------    -------------    -------------    -------------
Net increase (decrease)         $  (5,136,804)   $  24,564,281    $     106,923    $   2,697,370    $      56,405    $   2,014,796
                                =============    =============    =============    =============    =============    =============

                                CLASS I SHARES           CLASS Q SHARES
                                --------------   ------------------------------
                                                      SIX
                                   PERIOD           MONTHS
                                    ENDED            ENDED        PERIOD ENDED
                                  APRIL 30,        APRIL 30,       OCTOBER 31,
                                   2002 (1)          2002            2001 (2)
                                -------------    -------------    -------------
INTERNATIONAL FUND
 (NUMBER OF SHARES)
Shares sold                         1,501,585              397            2,434
Shares issued in merger                    --               --            1,110
Shares redeemed                      (552,516)              94           (2,691)
                                -------------    -------------    -------------
Net increase in
 shares outstanding                   949,069              491              853
                                =============    =============    =============
INTERNATIONAL FUND ($)
Shares sold                     $  12,495,489    $       3,392    $     108,379
Shares issued in merger                    --               --           10,953
Shares redeemed                    (4,696,980)            (775)         (26,176)
                                -------------    -------------    -------------
Net increase                    $   7,798,509    $       2,617    $      93,156
                                =============    =============    =============

(1)  Commenced operations on January 15, 2002.
(2)  Commenced operations on February 26, 2001.

--------------------------------------------------------------------------------

                                                     CLASS A SHARES                    CLASS B SHARES
                                             ------------------------------    ------------------------------
                                                  SIX                               SIX
                                                MONTHS            YEAR            MONTHS            YEAR
                                                 ENDED           ENDED             ENDED           ENDED
                                               APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                 2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
INTERNATIONAL SMALLCAP GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                     14,889,948       33,782,706          330,562        1,092,119
Shares issued as reinvestment of dividends              --          433,341               --          189,033
Shares redeemed                                (14,823,843)     (34,756,699)        (520,473)      (1,382,154)
                                             -------------    -------------    -------------    -------------
Net decrease in shares
 outstanding                                        66,105         (540,652)        (189,911)        (101,002)
                                             =============    =============    =============    =============
INTERNATIONAL SMALLCAP GROWTH FUND ($)
Shares sold                                  $ 334,861,021    $ 906,308,851    $   7,860,764    $  33,089,408
Shares issued as reinvestment of dividends              --       13,864,436               --        6,411,987
Shares redeemed                               (335,422,929)    (938,355,263)     (12,351,747)     (39,029,966)
                                             -------------    -------------    -------------    -------------
Net increase (decrease)                      $    (561,908)   $ (18,181,976)   $  (4,490,983)   $     471,429
                                             =============    =============    =============    =============

                                                     CLASS C SHARES                    CLASS Q SHARES
                                             ------------------------------    ------------------------------
                                                  SIX                               SIX
                                                MONTHS            YEAR            MONTHS            YEAR
                                                 ENDED           ENDED             ENDED           ENDED
                                               APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                 2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
INTERNATIONAL SMALLCAP GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                        683,359        3,312,219        2,450,001        6,794,336
Shares issued as reinvestment of dividends              --          207,388               --          331,546
Shares redeemed                                   (961,109)      (4,157,849)      (2,532,286)      (7,512,106)
                                             -------------    -------------    -------------    -------------
Net decrease in shares
 outstanding                                      (277,750)        (638,242)         (82,285)        (386,224)
                                             =============    =============    =============    =============
INTERNATIONAL SMALLCAP GROWTH FUND ($)
Shares sold                                  $  14,913,716    $  89,263,930    $  58,550,748    $ 198,098,894
Shares issued as reinvestment of dividends              --        6,452,890               --       11,232,791
Shares redeemed                                (21,004,402)    (111,213,151)     (60,634,752)    (214,377,551)
                                             -------------    -------------    -------------    -------------
Net decrease                                 $  (6,090,686)   $ (15,496,331)   $  (2,084,004)   $  (5,045,866)
                                             =============    =============    =============    =============

--------------------------------------------------------------------------------

                                          CLASS A SHARES                     CLASS B SHARES                  CLASS C SHARES
                                ---------------------------------    -----------------------------    -----------------------------
                                       SIX                                SIX                              SIX
                                     MONTHS             YEAR            MONTHS           YEAR            MONTHS            YEAR
                                      ENDED            ENDED             ENDED          ENDED             ENDED           ENDED
                                    APRIL 30,        OCTOBER 31,       APRIL 30,      OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                      2002              2001             2002            2001             2002             2001
                                ---------------   ---------------    ------------    -------------    -------------   -------------
INTERNATIONAL VALUE FUND
 (NUMBER OF SHARES)
Shares sold                          80,933,062       139,418,862       5,174,978       11,159,464       11,454,588      25,120,811
Shares issued as reinvestment
 of dividends                         2,046,200         6,121,206         542,229        2,432,358          774,598       3,490,818
Shares redeemed                     (56,131,226)     (103,751,144)     (3,083,152)      (5,457,791)      (7,177,718)    (15,687,139)
                                ---------------   ---------------    ------------    -------------    -------------   -------------
Net increase in shares
 outstanding                         26,848,036        41,788,924       2,634,055        8,134,031        5,051,468      12,924,490
                                ===============   ===============    ============    =============    =============   =============
INTERNATIONAL VALUE
 FUND ($)
Shares sold                     $ 1,042,218,886   $ 1,987,454,751    $ 65,812,759    $ 157,664,420    $ 145,338,996   $ 355,012,713
Shares issued as reinvestment
 of dividends                        25,679,811        89,795,792       6,739,902       35,342,287        9,605,012      50,605,929
Shares redeemed                    (725,186,242)   (1,461,321,837)    (39,041,909)     (75,247,514)     (90,702,128)   (216,919,756)
                                ---------------   ---------------    ------------    -------------    -------------   -------------
Net increase                    $   342,712,455   $   615,928,706    $ 33,510,752    $ 117,759,193    $  64,241,880   $ 188,698,886
                                ===============   ===============    ============    =============    =============   =============

                                         CLASS I SHARES                   CLASS Q SHARES
                                ------------------------------    ------------------------------
                                      SIX                              SIX
                                    MONTHS                            MONTHS           YEAR
                                     ENDED        PERIOD ENDED         ENDED          ENDED
                                   APRIL 30,       OCTOBER 31,       APRIL 30,      OCTOBER 31,
                                     2002            2001(1)           2002            2001
                                -------------    -------------    -------------    -------------
INTERNATIONAL VALUE FUND
 (NUMBER OF SHARES)
Shares sold                        15,046,674       19,267,313        1,610,704        1,572,970
Shares issued as reinvestment
 of dividends                         431,858               --           61,189          194,697
Shares redeemed                    (2,035,775)        (965,949)      (2,578,181)        (358,279)
                                -------------    -------------    -------------    -------------
Net increase (decrease) in
 shares outstanding                13,442,757       18,301,364         (906,288)       1,409,388
                                =============    =============    =============    =============
INTERNATIONAL VALUE
 FUND ($)
Shares sold                     $ 193,857,379    $ 262,398,688    $  20,904,655    $  21,820,254
Shares issued as reinvestment
 of dividends                       5,411,186               --          769,149        2,856,211
Shares redeemed                   (26,279,690)     (12,540,659)     (33,715,258)      (4,933,113)
                                -------------    -------------    -------------    -------------
Net increase (decrease)         $ 172,988,875    $ 249,858,029    $ (12,041,454)   $  19,743,352
                                =============    =============    =============    =============

(1)  Commenced operations on June 18, 2001.

--------------------------------------------------------------------------------

                                                    CLASS A SHARES
                                             ----------------------------
                                                  SIX
                                                MONTHS           YEAR
                                                 ENDED          ENDED
                                               APRIL 30,      OCTOBER 31,
                                                 2002            2001
                                             ------------    ------------
PRECIOUS METALS FUND
 (NUMBER OF SHARES)
Shares sold                                     1,827,304       5,158,331
Shares issued in merger                                --       5,620,303
Shares issued as reinvestment of dividends         91,746          24,110
Shares redeemed                                (3,666,058)     (8,684,451)
                                             ------------    ------------
Net increase (decrease) in shares
 outstanding                                   (1,747,008)      2,118,293
                                             ============    ============
PRECIOUS METALS FUND ($)
Shares sold                                  $  6,899,351    $ 21,463,292
Shares issued in merger                                --      14,557,739
Shares issued as reinvestment of dividends        271,568          54,487
Shares redeemed                               (13,308,517)    (23,933,244)
                                             ------------    ------------
Net increase (decrease)                      $ (6,137,598)   $ 12,142,274
                                             ============    ============

                                                    CLASS A SHARES
                                            -----------------------------
                                                 SIX
                                               MONTHS           YEAR
                                                ENDED          ENDED
                                              APRIL 30,      OCTOBER 31,
                                                2002            2001
                                            ------------    ------------
RUSSIA FUND
 (NUMBER OF SHARES)
Shares sold                                    4,299,955       2,343,779
Shares redeemed                               (1,032,373)     (3,740,914)
                                            ------------    ------------
Net increase (decrease) in shares
 outstanding                                   3,267,582      (1,397,135)
                                            ============    ============
RUSSIA FUND ($)
Shares sold                                 $ 49,388,157    $ 17,289,158
Shares redeemed                              (11,297,227)    (26,829,915)
                                            ------------    ------------
Net increase (decrease)                     $ 38,090,930    $ (9,540,757)
                                            ============    ============

--------------------------------------------------------------------------------

                                        CLASS A SHARES                  CLASS B SHARES
                                 ----------------------------    ----------------------------
                                      SIX                             SIX
                                    MONTHS           YEAR           MONTHS           YEAR
                                     ENDED          ENDED            ENDED          ENDED
                                   APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,
                                     2002            2001            2002            2001
                                 ------------    ------------    ------------    ------------
GLOBAL COMMUNICATIONS FUND
 (NUMBER OF SHARES)
Shares sold                           241,666       4,443,108         146,270         634,944(2)
Shares redeemed                      (506,074)     (7,388,961)       (435,025)     (1,336,329)
                                 ------------    ------------    ------------    ------------
Net decrease in shares
 outstanding                         (264,408)     (2,945,853)       (288,755)       (701,385)
                                 ============    ============    ============    ============
GLOBAL COMMUNICATIONS FUND ($)
Shares sold                      $    424,514    $ 18,723,492    $    263,501    $  3,914,528(2)
Shares redeemed                      (887,277)    (32,806,341)       (771,781)     (5,425,723)
                                 ------------    ------------    ------------    ------------
Net decrease                     $   (462,763)   $(14,082,849)   $   (508,280)   $ (1,511,195)
                                 ============    ============    ============    ============

                                          CLASS C SHARES        CLASS X SHARES(1)
                                   --------------------------   -----------------
                                       SIX
                                     MONTHS           YEAR             YEAR
                                      ENDED          ENDED            ENDED
                                    APRIL 30,     OCTOBER 31,      OCTOBER 31,
                                      2002            2001             2001
                                   -----------    -----------      -----------
GLOBAL COMMUNICATIONS FUND
 (NUMBER OF SHARES)
Shares sold                            601,336        120,155              327
Shares redeemed                       (621,563)      (340,645)        (237,608)(2)
                                   -----------    -----------      -----------
Net decrease in shares
 outstanding                           (20,227)      (220,490)        (237,281)
                                   ===========    ===========      ===========
GLOBAL COMMUNICATIONS FUND ($)
Shares sold                        $ 1,264,687    $   462,352      $     2,387
Shares issued as shares redeemed      (963,365)    (1,346,798)      (2,176,985)(2)
                                   -----------    -----------      -----------
Net increase (decrease)            $   301,322    $  (884,446)     $(2,174,598)
                                   ===========    ===========      ===========

(1) Effective November 17, 2000, Class X shares are no longer being offered for sale.
(2) Amounts include 237,383 of Class X shares, valued at $1,508,875, that were converted into Class B shares on November 17, 2000.

--------------------------------------------------------------------------------

                                                    CLASS A SHARES                  CLASS B SHARES
                                             ----------------------------    ---------------------------
                                                  SIX                             SIX
                                                MONTHS           YEAR           MONTHS           YEAR
                                                 ENDED          ENDED            ENDED          ENDED
                                               APRIL 30,      OCTOBER 31,      APRIL 30,      OCTOBER 31,
                                                 2002            2001            2002            2001
                                             ------------    ------------    ------------    ------------
GLOBAL TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                       641,893       5,572,388          73,353         649,338(2)
Shares issued in merger                                --         614,620              --              --
Shares issued as reinvestment of dividends             --       1,834,157              --         791,178
Shares redeemed                                (1,895,197)     (7,711,747)       (259,833)       (796,526)
                                             ------------    ------------    ------------    ------------
Net increase (decrease) in shares
 outstanding                                   (1,253,304)        309,418        (186,480)        643,990
                                             ============    ============    ============    ============
GLOBAL TECHNOLOGY FUND ($)
Shares sold                                  $  4,289,204    $ 71,172,900    $    458,380    $ 10,071,165(2)
Shares issued in merger                                --       5,497,157              --              --
Shares issued as reinvestment of dividends             --      28,703,042              --      12,115,539
Shares redeemed                               (12,382,865)    (91,476,650)     (1,591,409)     (6,137,863)
                                             ------------    ------------    ------------    ------------
Net increase (decrease)                      $ (8,093,661)   $ 13,896,449    $ (1,133,029)   $ 16,048,841
                                             ============    ============    ============    ============

                                                    CLASS C SHARES         CLASS I SHARES    CLASS X SHARES(1)
                                             --------------------------    --------------    -----------------
                                                 SIX
                                               MONTHS          YEAR                                YEAR
                                                ENDED         ENDED         PERIOD ENDED          ENDED
                                              APRIL 30,     OCTOBER 31,       APRIL 30,         OCTOBER 31,
                                                2002           2001            2002(3)             2001
                                             -----------    -----------     ------------        -----------
GLOBAL TECHNOLOGY FUND
 (NUMBER OF SHARES)
Shares sold                                       47,412        144,833          735,353                 --
Shares issued as reinvestment of dividends            --        323,794               --                 --
Shares redeemed                                 (198,322)      (391,012)         (49,708)          (311,818)(2)
                                             -----------    -----------      -----------        -----------
Net increase (decrease) in shares
 outstanding                                    (150,910)        77,615          685,645           (311,818)
                                             ===========    ===========      ===========        ===========
GLOBAL TECHNOLOGY FUND ($)
Shares sold                                  $   300,471    $ 1,883,133      $ 4,961,123        $        --
Shares issued as reinvestment of dividends            --      4,959,136               --                 --
Shares redeemed                               (1,228,924)    (4,309,151)        (283,175)        (7,804,173)(2)
                                             -----------    -----------      -----------        -----------
Net increase (decrease)                      $  (928,453)   $ 2,533,118      $ 4,677,948        $(7,804,173)
                                             ===========    ===========      ===========        ===========

(1) Effective November 17, 2000, Class X shares are no longer being offered for sale.
(2) Amounts include 310,202 of Class X shares, valued at $7,287,146, that were converted into Class B shares on November 17, 2000.
(3)  Commenced operations on January 15, 2002.

                                             CLASS A SHARES      CLASS B SHARES      CLASS C SHARES
                                             --------------      --------------      --------------
                                                 PERIOD              PERIOD              PERIOD
                                                  ENDED               ENDED               ENDED
                                                APRIL 30,           APRIL 30,           APRIL 30,
                                                 2002(1)             2002(2)             2002(3)
                                              ------------        ------------        ------------
GLOBAL REAL ESTATE FUND
 (NUMBER OF SHARES)
Shares sold                                      2,524,180              11,350               1,946
Shares issued as reinvestment of dividends          37,352                  --                  --
Shares redeemed                                       (871)                 --                  --
                                              ------------        ------------        ------------
Net increase in shares outstanding               2,560,661              11,350               1,946
                                              ============        ============        ============
GLOBAL REAL ESTATE FUND ($)
Shares sold                                   $ 25,407,395        $    117,696        $     19,453
Shares issued as reinvestment of dividends         405,886                  --                  --
Shares redeemed                                     (9,650)                 --                  --
                                              ------------        ------------        ------------
Net increase                                  $ 25,803,631        $    117,696        $     19,453
                                              ============        ============        ============

(1)  Commenced operations on November 5, 2001.
(2)  Commenced operations on March 15, 2002.
(3)  Commenced operations on January 8, 2002.

--------------------------------------------------------------------------------

                                                     CLASS A SHARES                    CLASS B SHARES
                                             ------------------------------    ------------------------------
                                                   SIX                               SIX
                                                 MONTHS            YEAR            MONTHS            YEAR
                                                  ENDED           ENDED             ENDED           ENDED
                                                APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                  2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
WORLDWIDE GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                      4,778,288       14,154,594           91,112          855,611
Shares issued in merger                                 --        1,796,396               --          309,706
Shares issued as reinvestment of dividends              --          229,876               --          113,034
Shares redeemed                                 (6,627,860)     (16,851,100)        (595,199)      (1,387,035)
                                             -------------    -------------    -------------    -------------
Net decrease in shares
 outstanding                                    (1,849,572)        (670,234)        (504,087)        (108,684)
                                             =============    =============    =============    =============
WORLDWIDE GROWTH FUND ($)
Shares sold                                  $  76,216,682    $ 280,069,792    $   1,668,720    $  20,740,917
Shares issued in merger                                 --       36,578,702               --        7,048,872
Shares issued as reinvestment of dividends              --        5,578,485               --        3,071,140
Shares redeemed                               (105,955,203)    (327,284,495)     (10,650,807)     (29,793,190)
                                             -------------    -------------    -------------    -------------
Net increase (decrease)                      $ (29,738,521)   $  (5,057,516)   $  (8,982,087)   $   1,067,739
                                             =============    =============    =============    =============

                                                     CLASS C SHARES                    CLASS Q SHARES
                                             ------------------------------    ------------------------------
                                                   SIX                               SIX
                                                 MONTHS            YEAR            MONTHS            YEAR
                                                  ENDED           ENDED             ENDED           ENDED
                                                APRIL 30,       OCTOBER 31,       APRIL 30,       OCTOBER 31,
                                                  2002             2001             2002             2001
                                             -------------    -------------    -------------    -------------
WORLDWIDE GROWTH FUND
 (NUMBER OF SHARES)
Shares sold                                        204,663        3,264,179          673,131        1,521,737
Shares issued in merger                                 --          597,885               --               --
Shares issued as reinvestment of dividends              --          126,940               --           51,494
Shares redeemed                                 (1,364,535)      (5,401,816)        (851,777)      (2,083,680)
                                             -------------    -------------    -------------    -------------
Net decrease in shares
 outstanding                                    (1,159,872)      (1,412,812)        (178,646)        (510,449)
                                             =============    =============    =============    =============
WORLDWIDE GROWTH FUND ($)
Shares sold                                  $   3,328,749    $  68,275,479    $  12,500,076    $  33,939,544
Shares issued in merger                                 --       12,102,849               --               --
Shares issued as reinvestment of dividends              --        3,066,876               --        1,439,783
Shares redeemed                                (21,750,984)    (107,297,591)     (15,905,436)     (46,882,200)
                                             -------------    -------------    -------------    -------------
Net decrease                                 $ (18,422,235)   $ (23,852,387)   $  (3,405,360)   $ (11,502,873)
                                             =============    =============    =============    =============

NOTE 11 -- SECURITIES LENDING

Under an agreement with Brown Brothers Harriman ("BBH"), the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash, U.S. Government securities or irrevocable performance letters of credit issued by banks approved by the Fund. The collateral must be in an amount equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The cash collateral received is invested in Brown Brothers Investment Trust. A portion of the income generated by the investment of the collateral, net of any rebates paid by BBH to borrowers, is remitted to BBH as lending agent, and the remainder is paid to the Funds. Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. There would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising their right to dispose of the collateral. The Funds bear the risk of loss with respect to the investment of collateral.

At April 30, 2002, the Funds had securities on loan with the following market values:

FUND                                                VALUE
----                                            ------------
Asia-Pacific Equity                             $    332,918
Emerging Countries                                 6,364,465
European Equity                                      417,699
International Core Growth                          3,382,363
International                                      4,069,171
International SmallCap Growth                     54,565,982
International Value                              362,280,267
Precious Metals                                    5,720,556
Russia                                             4,730,213
Global Communications                                266,400
Global Technology                                    621,600
Worldwide Growth                                  19,966,106

--------------------------------------------------------------------------------

NOTE 12 -- CHANGE IN FUND'S YEAR-END

Effective October 31, 2000 Worldwide Growth, International Core Growth, International SmallCap Growth, Emerging Countries and Asia-Pacific Equity changed their fiscal year-end from June 30 to October 31. Effective October 31, 2000, International, Russia, and Precious Metals changed their fiscal year-end from December 31 to October 31. This change was done to facilitate the administration of the Funds.

NOTE 13 -- ILLIQUID SECURITIES

Pursuant to guidelines adopted by the Fund's Board of Directors, the following securities have been deemed to be illiquid. The Funds currently limit investment in illiquid securities to 15% of the Fund's net assets, at market value, at time of purchase.

                                                                            INITIAL                                 PERCENT
                                                                          ACQUISITION                                OF NET
FUND                             SECURITY                        SHARES      DATE           COST        VALUE        ASSETS
----                             --------                        -----       ----           ----        -----        ------
Asia-Pacific      Asia World Online                             124,700     12/15/99     $  321,700   $      --       0.00%
                  Asustek Computer, Inc. GDR                     62,298     03/23/99        293,181      212,436      1.82%
                  Far Eastern Textile Co.Ltd. GDR                29,469     03/15/01        404,783      150,292      1.29%
                  HON HAI Precision Industry GDR                 38,547     09/30/99        479,710      341,141      2.92%
                  Synnex Technology International Corp.GDR       21,027     12/03/97        167,919      121,957      1.05%
                                                                                         ----------   ----------     -----
                                                                                          1,667,293      825,826      7.08%
                                                                                         ==========   ==========     =====
Precious Metals
                  TVX Gold, Inc.                                500,000     03/26/02     $  337,017   $  412,772      0.50%
                                                                                         ==========   ==========     =====

Russia            Bashinformsvyaz                             6,831,400     06/09/97      2,036,189      512,355      0.41%
                  Chelyabinsksvyazinform                         44,610     02/25/97      1,055,627      680,303      0.54%
                  Krasnoyarskenergo                           2,998,689     03/25/02        376,135      353,845      0.28%
                  Permenergo                                    594,000     03/15/02      1,191,463    1,039,500      0.83%
                  Rostov Region Electrosvyaz                    238,125     04/20/99        277,600      170,259      0.14%
                  Slavneft-Megionneftegaz                       145,982     04/06/00        345,981      987,568      0.79%
                  Trade House GUM                               235,000     08/14/97      1,017,250      357,200      0.28%
                  Trade House GUM ADR                            10,000     02/16/00         18,000       22,500      0.02%
                  Tyumentelecom                                 214,000     06/20/97        758,429      406,600      0.32%
                  Tyumentelecom Pfd                             419,949     02/06/97        547,672      335,959      0.27%
                  Vladimir Region Electrosvyaz                3,200,000     12/18/01        277,600      320,000      0.25%
                                                                                         ----------   ----------     -----
                                                                                         $7,901,946   $5,186,089      4.13%
                                                                                         ==========   ==========     =====

NOTE 14 -- REORGANIZATIONS

On February 23, 2001, March 23, 2001 and April 27, 2001, certain Funds, as listed below (each an :"Acquiring Fund"), acquired the assets and certain liabilities of other Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in Note 10 -- Capital Shares. The Adviser and the Funds split the cost associated with the Reorganization equally, net assets and unrealized appreciation/(depreciation) as of the reorganization date were as follows:

                                                                                                         ACQUIRED FUND
                                                                    TOTAL NET         TOTAL NET           UNREALIZED
                                                                    ASSETS OF         ASSETS OF          APPRECIATION/
        ACQUIRING                        ACQUIRED                 ACQUIRED FUND     ACQUIRING FUND      (DEPRECIATION)
          FUND                             FUND                      (000'S)           (000'S)             (000'S)
          ----                             ----                      -------           -------             -------
Worldwide Growth                  Global Corporate Leaders           $10,838           $489,351          $   1,710
                                  Global Brand Names                  44,892            489,351             (1,860)
International                     International Equity                39,847             16,254             (6,927)
Emerging Countries                Emerging Markets Value              10,380            121,887             (1,352)
                                  Emerging Markets Equity              6,473            134,612             (1,893)
                                  Worldwide Emerging Markets          62,552            121,887            (15,060)
Global Information Technology     Global Technology                    5,497             63,045             (7,103)
Asia-Pacific Equity               SmallCap Asia Growth                 2,738             11,985             (1,237)
Precious Metals                   Silver                              14,558             41,263             (7,171)

The net assets of Worldwide Growth, International, Emerging Countries, Global Information Technology, Asia-Pacific Equity and Precious Metals after the acquisitions were approximately $545,081,000, $56,101,000, $194,819,000,
$68,542,000, $14,723,000 and $55,821,000, respectively.

--------------------------------------------------------------------------------

NOTE 15 -- FORWARD FOREIGN CURRENCY CONTRACTS

At April 30, 2002 the following forward foreign currency contracts were outstanding for the ING International SmallCap Growth Fund.

                                                       IN                        NET UNREALIZED
                                    SETTLEMENT      EXCHANGE                     APPRECIATION/
CURRENCY               BUY/SELL        DATE            FOR          VALUE $      (DEPRECIATION)
--------               --------        ----            ---          -------      --------------
Japanese Yen                                           USD
JPY 2,840,625,507         Buy        5/22/02       22,083,179     22,136,403           53,224
Japanese Yen                                           USD
JPY 3,547,872,779        Sell        5/22/02       26,644,744     27,647,834       (1,003,090)
                                                                                  -----------
                                                                                  $  (949,866)
                                                                                  ===========

NOTE 16 -- CONCENTRATION OF RISKS

FOREIGN SECURITIES (ALL FUNDS). Investments in foreign securities may entail risks not present in domestic investments. Since investments of securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments.

EMERGING MARKETS INVESTMENTS (ALL FUNDS). Because of less developed markets and economies and, in some countries, less mature govenments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries.

INDUSTRY CONCENTRATION (GLOBAL COMMUNICATIONS, GLOBAL TECHNOLOGY AND GLOBAL REAL ESTATE FUNDS). As a result of the Funds concentrating their assets in securities related to a particular industry, the Funds may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

REGION CONCENTRATION (ASIA-PACIFIC EQUITY AND RUSSIA FUNDS). As a result of the Funds concentrating their assets in a single region of the world, each Fund's performance may be more volatile than that of a fund that invests globally. If securities in the region that the Fund is concentrated fall out of favor, it may cause the Fund to underperform in relation to funds that focus on other types of stocks.

NON-DIVERSIFIED (RUSSIA, PRECIOUS METALS AND GLOBAL REAL ESTATE FUNDS). There is additional risk associated with being non-diversified, since the Fund is not limited in the proportion of its assets in a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified fund.

NOTE 17 -- SUBSEQUENT EVENTS

REORGANIZATIONS. The following proposed reorganizations were approved by the shareholders of the "Disappearing Funds" at a special shareholder meeting held on May 9, 2002. The reorganizations occured after the close of business on May 17, 2002.

             DISAPPEARING FUNDS                       SURVIVING FUNDS
             ------------------                       ---------------
     ING International Core Growth Fund          ING International Fund
     ING Global Communications Fund              ING Global Technology Fund
     ING Internet Fund                           ING Global Technology Fund

CHANGE IN EXPENSE LIMITATION RATES. Effective June 7, 2002 the expense limitation rates for the International Fund are as follows: 1.80%, 2.55%, 2.55%, 1.45% and 1.55% for Classes A ,B, C, I and Q, respectively. These new expense limitation rates will continue through at least June 30, 2003.

ING
Asia-Pacific
Equity
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCK: 99.74%
                   HONG KONG: 29.01%
  295,000          APT Satellite Holdings Ltd.                       $  113,475
  124,700   @,X    Asia World Online                                         --
  126,000          Bank of East Asia                                    264,148
  214,000          Beijing Datang Power Generation Co. Ltd.              83,004
   20,000          Cheung Kong Holdings Ltd.                            190,408
  276,000          China Everbright Ltd.                                166,328
   61,500    @     China Mobile Hong Kong Ltd.                          201,476
  450,000          China National Aviation                               93,473
  850,000          China Petroleum & Chemical Corp.                     136,235
  180,000    @     China Unicom Ltd.                                    175,406
  132,000          Citic Pacific Ltd.                                   267,417
  440,000          Cosco Pacific Ltd.                                   346,965
  128,000          Hong Kong Exchanges and Clearing Ltd.                228,951
   27,900          Hutchison Whampoa Ltd.                               244,155
  495,872    @     Pacific Century CyberWorks Ltd.                      126,526
   44,000          Sun Hung Kai Properties Ltd.                         383,636
   75,000          Television Broadcasts Ltd.                           365,429
                                                                     ----------
                   TOTAL HONG KONG                                    3,387,032
                                                                     ----------
                   MALAYSIA: 6.89%
  127,500          Malayan Banking Berhad                               308,680
  103,000          Resorts World Berhad                                 284,602
   71,000          Tenaga Nasional Berhad                               211,129
                                                                     ----------
                   TOTAL MALAYSIA                                       804,411
                                                                     ----------
                   SINGAPORE: 18.85%
  117,000          City Developments Ltd.                               400,232
   37,035          DBS Group Holdings Ltd.                              286,071
  222,000    @     Neptune Orient Lines Ltd.                            137,184
   36,550          Oversea-Chinese Banking Corp.                        262,159
   51,000          Singapore Airlines Ltd.                              393,942
   28,500          Singapore Press Holdings Ltd.                        353,803
  435,000          Singapore Telecommunications Ltd.                    367,210
                                                                     ----------
                   TOTAL SINGAPORE                                    2,200,601
                                                                     ----------
                   SOUTH KOREA: 20.36%
    5,330          Kookmin Bank                                      $  243,551
   21,400          Korea Electric Power Corp.                           406,749
    2,500          KT Corp.                                             112,878
    4,430    A     KT Corp. ADR                                         100,340
    2,415          LG Home Shopping, Inc.                               291,336
    1,800          Samsung Electronics                                  533,437
    9,000          SK Corp.                                             134,756
    2,840          SK Telecom                                           554,119
                                                                     ----------
                   TOTAL SOUTH KOREA                                  2,377,166
                                                                     ----------
                   TAIWAN: 14.20%
   44,049          Acer, Inc.                                            61,874
   25,300          Asustek Computer, Inc.                                91,582
   62,298          Asustek Computer, Inc. GDR                           212,436
   22,498          China Steel Corp. GDR                                202,482
  116,537          Far Eastern Textile Co. Ltd.                          54,117
   29,469          Far Eastern Textile Co. Ltd. GDR                     150,292
   38,547          HON HAI Precision Industry GDR                       341,141
   21,027          Synnex Technology International Corp. GDR            121,957
   22,960    @     Taiwan Semiconductor Manufacturing Co. Ltd.           57,946
   69,000          United Microelectronics Corp.                        105,480
   25,550   @,A    United Microelectronics Corp. ADR                    258,055
                                                                   ------------
                   TOTAL TAIWAN                                       1,657,362
                                                                   ------------
                   THAILAND: 10.43%
  259,600          Advanced Info Service Public Co. Ltd.                264,103
  165,000    @     Bangkok Bank Public Co. Ltd.                         244,162
   82,200          PTT Exploration & Production Public Co. Ltd.         201,461
   14,800          Siam Cement Public Co. Ltd.                          335,353
  300,000    @     Siam Commercial Bank Public Co. Ltd.                 172,717
                                                                   ------------
                   TOTAL THAILAND                                     1,217,796
                                                                   ------------
                   Total Common Stock (Cost $15,416,664)             11,644,368
                                                                   ------------

                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $15,416,664)*                99.74%   $ 11,644,368
                     OTHER ASSETS AND LIABILITIES-NET      0.26%         30,250
                                                         ------    ------------
                     NET ASSETS                          100.00%   $ 11,674,618
                                                         ======    ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
X Fair Value as determined by ING Valuation Committee appointed by the Fund's Board of Directors.
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

       Gross Unrealized Appreciation                               $    664,477
       Gross Unrealized Depreciation                                 (4,436,773)
                                                                   ------------
       Net Unrealized Depreciation                                 $ (3,772,296)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Asia-Pacific
Equity
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
Airlines                                                                4.17%
Banks                                                                  15.26%
Building Materials                                                      2.87%
Commercial Services                                                     2.97%
Computers                                                               3.97%
Distribution/Wholesale                                                  0.53%
Diversified Financial Services                                          3.39%
Electric                                                                6.00%
Electronics                                                             2.60%
Entertainment                                                           2.44%
Holding Companies-Diversified                                           4.38%
Iron/Steel                                                              1.73%
Media                                                                   6.16%
Oil & Gas                                                               4.05%
Real Estate                                                             8.35%
Retail                                                                  2.50%
Semiconductors                                                          8.18%
Telecommunications                                                     17.26%
Textiles                                                                1.75%
Transportation                                                          1.18%
Other Assets and Liabilities, Net                                       0.26%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
Emerging
Countries
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 97.75%
                    BRAZIL: 11.23%
    24,000    A     Banco Bradesco SA ADR                          $    710,640
18,530,054          Banco Itau SA                                     1,471,885
    14,960          Brasil Telecom Participacoes SA ADR                 581,94
68,500,000          Centrais Eletricas Brasileiras SA                   950,381
    29,000          Cia Brasileira de Distribuicao Grupo
                      Pao de Acucar ADR                                 681,500
    52,075          Companhia de Bebidas das Americas ADR             1,092,013
    88,653          Cia Energetica de Minas Gerais ADR                1,338,660
    68,402          Cia Paranaense de Energia ADR                       487,706
    37,500    A     Cia Siderurgica Nacional SA ADR                     738,750
    38,950    @     Cia Vale do Rio Doce ADR                          1,062,946
20,300,100          Eletropaulo Metropolitana de Sao Paulo SA           503,095
    17,428          Empresa Brasileira de Aeronautica SA ADR            401,367
   136,983    A     Gerdau SA ADR                                     1,821,874
   124,645          Petroleo Brasileiro SA - Petrobras ADR            2,916,693
   100,530          Souza Cruz SA                                       691,636
    64,359          Tele Norte Leste Participacoes SA ADR               812,854
                                                                   ------------
                    TOTAL BRAZIL                                     16,263,944
                                                                   ------------
                    CHILE: 0.55%
    52,750          Compania Telecomunicaciones de Chile SA ADR         792,833
                                                                   ------------
                    TOTAL CHILE                                         792,833
                                                                   ------------
                    CHINA: 0.91%
 2,904,000          Beijing Capital International Airport Co. Ltd.      692,577
 3,100,000          Beijing North Star Co.                              620,076
                                                                   ------------
                    TOTAL CHINA                                       1,312,653
                                                                   ------------
                    CZECHOSLOVAKIA: 0.81%
    68,000    @     Komercni Banka AS GDR                             1,166,200
                                                                   ------------
                    TOTAL CZECHOSLOVAKIA                              1,166,200
                                                                   ------------
                    HONG KONG: 5.56%
   940,000    @     China Mobile Hong Kong Ltd.                      $3,079,478
 1,656,500          CNOOC Ltd.                                        2,198,316
 1,670,000          Cosco Pacific Ltd.                                1,316,891
 1,921,000          Huaneng Power International, Inc.                 1,440,926
                                                                   ------------
                    TOTAL HONG KONG                                   8,035,611
                                                                   ------------
                    HUNGARY: 1.22%
   100,000    @     Opt Bank Rt. GDR                                  1,765,000
                                                                   ------------
                    TOTAL HUNGARY                                     1,765,000
                                                                   ------------
                    INDIA: 3.88%
    59,000    #     Hindalco Industries Ltd. GDR                        958,750
   120,000          Hindustan Lever Ltd.                                497,364
   240,000    @     Larsen & Toubro Ltd.                                854,690
    28,000    @     Larsen & Toubro Ltd. GDR                            192,360
    72,500    @     Ranbaxy Laboratories Ltd. GDR                     1,377,500
   188,000          Reliance Industries Ltd.                          1,070,636
    55,000          Satyam Computer Services ADR                        657,250
                                                                   ------------
                    TOTAL INDIA                                       5,608,550
                                                                   ------------
                    INDONESIA: 1.93%
 1,201,000    @     Astra International Tbk PT                          502,026
   750,000    @     HM Sampoerna Tbk PT                                 351,688
 1,900,000    @     Ramayana Lestari Sentosa Tbk PT                     748,392
 2,627,000    @     Telekomunikasi Indonesia Tbk PT                   1,182,572
                                                                   ------------
                    TOTAL INDONESIA                                   2,784,678
                                                                   ------------
                    ISRAEL: 1.63%
    52,500    @     Check Point Software Technologies                   952,875
    25,000          Teva Pharmaceutical Industries ADR                1,400,250
                                                                   ------------
                    TOTAL ISRAEL                                      2,353,125
                                                                   ------------
                    MALAYSIA: 6.42%
   954,000          Gamuda Berhad                                     1,594,163
   394,000          Genting Berhad                                    1,617,452
   555,000          Malayan Banking Berhad                            1,343,667
   714,000    @     Malaysian Airline System Berhad                     770,358
   579,000    @     New Straits Times Press Berhad                    1,013,237
   322,000          Perusahaan Otomobil Nasional                        957,514
 1,924,000          Public Bank Berhad                                1,984,732
                                                                   ------------
                    TOTAL MALAYSIA                                    9,281,123
                                                                   ------------
                    MEXICO: 10.75%
 1,040,300    @     Alfa SA                                          $2,097,916
    98,510          America Movil SA de C.V. ADR                      1,837,212
    54,235          Cemex SA ADR                                      1,719,250
   330,000    @     GEO Corp. SA                                        721,831
    14,255    @     Fomento Economico Mexicano SA ADR                   682,102
    71,600    @     Grupo Aeroportuario del Sureste SA ADR            1,210,040
 1,544,000    @     Grupo Financiero BBVA Bancomer                    1,533,786
    86,800    @     Grupo Financiero Inbursa SA                         108,361
    20,000    @     Grupo Televisa SA ADR                               904,000
    72,310          Telefonos de Mexico SA ADR                        2,736,210
    84,510    @     TV Azteca SA ADR                                    680,306
   472,492          Wal-Mart de Mexico SA                             1,325,922
                                                                   ------------
                    TOTAL MEXICO                                     15,556,936
                                                                   ------------
                    NETHERLANDS: 1.20%
    15,000          Merrill Korea Telecom                               674,700
 1,044,000          Merrill Fubon Financial                           1,064,880
                                                                   ------------
                    TOTAL NETHERLANDS                                 1,739,580
                                                                   ------------
                    PERU: 0.46%
    25,000          Buenaventura SA ADR                                 666,500
                                                                   ------------
                    TOTAL PERU                                          666,500
                                                                   ------------
                    POLAND: 1.33%
    70,000          Bank Pekao SA GDR                                 1,928,500
                                                                   ------------
                    TOTAL POLAND                                      1,928,500
                                                                   ------------
                    RUSSIA: 7.05%
    25,000          Lukoil-Holdings ADR                               1,802,750
    32,000          Mobile Telesystems ADR                            1,003,200
    40,000    A     Sibneft ADR                                         734,000
   137,000          Surgutneftegaz ADR                                3,116,750
    70,000    @     Unified Energy System GDR                         1,038,800
    17,000   @,A    YUKOS ADR                                         2,499,000
                                                                   ------------
                    TOTAL RUSSIA                                     10,194,500
                                                                   ------------
                    SOUTH AFRICA: 4.90%
   350,000          ABSA Group Ltd.                                   1,020,792
    33,000          Anglo American Platinum Corp. Ltd.                1,574,090
    85,000          Nedcor Ltd.                                       1,095,588
   125,000          Sappi Ltd.                                        1,538,244
   175,000          Sasol Ltd.                                        1,860,476
                                                                   ------------
                    TOTAL SOUTH AFRICA                                7,089,190
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Emerging
Countries
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
                     SOUTH KOREA: 21.05%
     11,000          Cheil Communications Inc.                     $  1,493,406
     62,500    @     Daishin Securities Co.                           1,132,176
      9,300          Hankuk Electric Glass                              512,258
    145,000          Hotel Shilla Co.                                 1,237,393
     21,000          Hyundai Department Store Co. Ltd.                  663,072
     65,000          Hyundai Motor Co.                                2,420,481
     64,551    X     Kookmin Bank                                     2,949,615
     65,500          Korea Electric Power Corp.                       1,244,957
     25,300    A     KT Corp. ADR                                       573,045
     14,000          KT Corp.                                           632,118
     25,000          LG Chem Ltd.                                       758,340
      9,000          POSCO                                              897,207
     33,600          Samsung Electro-Mechanics                        1,986,284
     31,800          Samsung Electronics                              9,424,050
     46,000    @     Samsung Securities Co. Ltd.                      1,552,366
      6,850          Shinsegae Co. Ltd.                               1,139,895
      9,430          SK Telecom                                       1,839,911
                                                                   ------------
                     TOTAL SOUTH KOREA                               30,456,574
                                                                   ------------
                     TAIWAN: 10.80%
    410,325    @     Asustek Computer, Inc. GDR                    $  1,399,208
  2,235,000          Chinatrust Commercial Bank                       1,979,074
    956,000    @     Compal Electronics, Inc.                         1,284,961
  1,437,000    @     Evergreen Marine Corp.                             683,891
  2,010,000    @     Formosa Chemicals & Fibre Co.                    1,808,826
     15,612   # @    HON HAI Precision Industry GDR                     138,166
    136,500    @     HON HAI Precision Industry GDR                   1,208,025
    476,000    @     Synnex Technology International Corp.              663,131
    207,500    @     Synnex Technology International Corp. GDR        1,203,500
     86,756    @     Taiwan Semiconductor Manufacturing
                       Co. Ltd. ADR                                   1,535,581
    520,000    @     Taiwan Semiconductor Manufacturing Co. Ltd.      1,312,374
     31,335    @A    United Microelectronics Corp. ADR                  316,484
    708,000    @     United Microelectronics Corp.                    1,082,319
  1,355,000    @     Yuanta Core Pacific Securities Co.               1,004,427
                                                                    -----------
                     TOTAL TAIWAN                                    15,619,967
                                                                    -----------
                     THAILAND: 2.72%
    420,000          Bangkok Bank PCL                               $   621,503
    143,000          BEC World PCL                                      859,653
    599,000    @     Land & House Pub Co. Ltd.                          976,405
  1,752,000    @     National Finance PCL                               615,731
     38,000          Siam Cement PCL                                    861,040
                                                                    -----------
                     TOTAL THAILAND                                   3,934,332
                                                                    -----------
                     TURKEY: 2.91%
      3,000    @     Anadolu Efes Biracilik Ve Malt Sanayii AS               67
 40,000,000    @     KOC Holding AS                                     879,940
210,000,000    @     Sabanci Holding                                    908,276
180,000,000    @     Turkcell Iletisim Hizmet AS                      1,208,054
420,000,000    @     Yapi VE Kredi Bankasi                            1,205,817
                                                                   ------------
                     TOTAL TURKEY                                     4,202,154
                                                                   ------------
                     VENEZUELA: 0.44%
     43,300          Compania Anonima Nacional Telefonos de
                       Venezuela-CANTV ADR                              633,912
                                                                   ------------
                     TOTAL VENEZUELA                                    633,912
                                                                   ------------
                     TOTAL COMMON STOCKS (COST $115,657,106)        141,385,862
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Emerging
Countries
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

                     TOTAL INVESTMENTS IN SECURITIES
                       (COST $ 115,657,106)*             97.75%    $141,385,862
                     OTHER ASSETS AND LIABILITIES-NET     2.25%       3,249,603
                                                        ------     ------------
                     NET ASSETS                         100.00%    $144,635,465
                                                        ======     ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
# Securities with purchase pursuant to Rule 144A, under the Security Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
X Fair valued as determined by ING Valuation Committee as appointed by the Fund's Board of Directors.
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $ 30,791,403
       Gross Unrealized Depreciation                               $ (5,062,647)
                                                                   ------------
       Net Unrealized Appreciation                                 $ 25,728,756
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Emerging
Countries
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Advertising                                                             1.03%
Aerospace/Defense                                                       0.28%
Agriculture                                                             0.72%
Airlines                                                                0.53%
Auto Manufacturers                                                      2.34%
Banks                                                                  13.31%
Beverages                                                               1.23%
Building Materials                                                      1.78%
Chemicals                                                               2.52%
Commercial Services                                                     0.91%
Computers                                                               3.11%
Diversified Financial Services                                          4.11%
Electric                                                                4.84%
Electronics                                                             2.69%
Engineering & Construction                                              2.42%
Financial                                                               0.74%
Food                                                                    0.47%
Forest Products & Paper                                                 1.06%
Holding Companies-Diversified                                           3.41%
Home Builders                                                           1.17%
Household Products/Wares                                                0.34%
Internet                                                                0.66%
Iron/Steel                                                              2.39%
Lodging                                                                 1.97%
Media                                                                   2.39%
Mining                                                                  2.95%
Oil & Gas                                                              10.47%
Pharmaceuticals                                                         1.92%
Real Estate                                                             0.43%
Retail                                                                  3.03%
Semiconductors                                                          9.45%
Software                                                                0.45%
Telecommunications                                                     12.16%
Transportation                                                          0.47%
Other Assets and Liabilities, Net                                       2.25%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
European
Equity
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

COMMON STOCK: 101.19%
                  BELGIUM: 0.46%
     1,140        Fortis (B)                                       $     26,153
     2,299        Interbrew                                              68,369
                                                                   ------------
                  TOTAL BELGIUM                                          94,522
                                                                   ------------
                  FINLAND: 2.38%
    23,702        Nokia OYJ                                             383,268
     8,408        Stora Enso OYJ                                        106,815
                                                                   ------------
                  TOTAL FINLAND                                         490,083
                                                                   ------------
                  FRANCE: 15.07%
       450        Air Liquide                                            69,606
     6,673        Alcatel SA                                             83,391
     4,222        Aventis SA                                            299,731
    10,144        AXA                                                   215,086
     5,656        BNP Paribas                                           295,358
     2,384        Cap Gemini SA                                         138,982
     3,510        Carrefour SA                                          153,113
       828        Cie de Saint-Gobain                                   141,643
       101        Groupe Danone                                          13,367
       800        L'OREAL SA                                             62,628
     2,522        Louis Vuitton Moet Hennessy SA                        131,813
     8,561   @    Orange SA                                              49,331
       438        Pinault-Printemps-Redoute                              49,689
     3,107        Renault SA                                            143,926
       585        Sanofi-Synthelabo SA                                   37,422
     1,012        Societe Assurances Generales de France                 51,025
     1,900        Societe Generale                                      130,011
     6,480        Suez SA                                               192,823
     3,532        TotalFinaElf SA                                       534,882
     5,077   A    Vivendi Environnement                                 167,301
     4,243        Vivendi Universal SA                                  135,196
                                                                   ------------
                  TOTAL FRANCE                                        3,096,324
                                                                   ------------
                  GERMANY: 12.98%
     1,273        Allianz AG                                            299,144
     5,042   A    BASF AG                                               215,175
     4,002        Bayer AG                                              131,697
     3,743        Bayerische Hypo-und Vereinsbank AG                    131,430
     4,481        DaimlerChrysler AG                                    206,968
     2,852        Deutsche Bank AG                                      188,938
     3,196        Deutsche Lufthansa AG                                  49,206
    11,132        Deutsche Telekom                                      148,135
     6,002        E. On AG                                              310,454
     6,821        Infineon Technologies AG                              123,685
     1,365        Metro AG                                               43,629
       601        Muenchener Rueckversicherungs AG                      148,805
     1,348        SAP AG                                                174,405
       180        Schering AG                                            10,955
     5,689        Siemens AG                                            344,205
     2,878        Volkswagen AG                                         141,221
                                                                   ------------
                  TOTAL GERMANY                                       2,668,052
                                                                   ------------
                  IRELAND: 0.96%
    11,106        Bank of Ireland                                  $    129,055
     3,924        CRH PLC                                                67,265
                                                                   ------------
                  TOTAL IRELAND                                         196,320
                                                                   ------------
                  ITALY: 5.79%
     3,865        Assicurazioni Generali                                 93,330
    26,972        Banca Nazionale Del Lavoro S.p.A.                      61,318
    19,854        ENI-Ente Nazionale Idrocarburi S.p.A.                 304,778
    29,209        IntesaBci S.p.A.                                       94,411
     6,378        Mediaset S.p.A.                                        53,405
    58,876   A    Olivetti S.p.A.                                        67,586
     6,270        Riunione Adriatica di Sicurta S.p.A.                   81,291
     5,590        Sanpaolo IMI S.p.A.                                    62,258
    26,855        Telecom Italia S.p.A.                                 185,933
    14,518        TIM S.p.A.                                             63,396
    26,152        UniCredito Italiano S.p.A.                            121,262
                                                                   ------------
                  TOTAL ITALY                                         1,188,968
                                                                   ------------
                  LUXEMBOURG: 0.45%
     6,670   @    Arcelor                                                91,882
                                                                   ------------
                  TOTAL LUXEMBOURG                                       91,882
                                                                   ------------
                  NETHERLANDS: 7.15%
     5,695        ABN Amro Holding NV                                   112,805
    10,901        Aegon NV                                              250,275
     2,080        Akzo Nobel NV                                          89,348
     3,558   @    ASML Holding NV                                        80,727
     8,131        Fortis NV                                             186,606
     1,349        Heineken Holding NV                                    45,534
     4,301        Koninklijke Ahold NV                                  107,459
    11,790        Koninklijke Philips Electronics NV                    363,780
     1,940        Numico NV                                              50,042
       479        Reed Elsevier NV                                        6,641
    24,042        Royal KPN NV                                          108,880
     1,844        VNU NV                                                 55,618
     1,869        Vodafone Libertel NV                                   11,611
                                                                   ------------
                  TOTAL NETHERLANDS                                   1,469,326
                                                                   ------------
                  PORTUGAL: 0.26%
     7,197   @    Portugal Telecom SGPS SA                               52,487
                                                                   ------------
                  TOTAL PORTUGAL                                         52,487
                                                                   ------------
                  SPAIN: 5.42%
    18,675        Banco Bilbao Vizcaya Argentaria SA               $    217,574
     3,009        Banco Popular Espanol                                 123,293
    23,430        Banco Santander Central Hispano SA                    216,859
    11,502        Endesa SA                                             176,049
    29,698   @    Telefonica SA                                         317,654
     1,251   @    Terra Networks SA                                       8,256
     3,100        Union Fenosa SA                                        54,622
                                                                   ------------
                  TOTAL SPAIN                                         1,114,307
                                                                   ------------
                  SWEDEN: 1.06%
     9,603        Nordea AB                                              53,606
     5,543        Nordea AB ADR                                          31,441
     4,548        Securitas AB                                           84,428
    19,678        Telefonaktiebolaget LM Ericsson                        49,344
                                                                   ------------
                  TOTAL SWEDEN                                          218,819
                                                                   ------------
                  SWITZERLAND: 12.61%
    16,322        ABB Ltd.                                              145,939
       910        Adecco SA                                              57,517
     4,800        Compagnie Financiere Richemont AG                     108,775
     5,465        Credit Suisse Group                                   194,613
       240        Holcim Ltd.                                            55,497
     1,900        Nestle SA                                             448,727
    13,101        Novartis AG                                           548,938
     3,168        Roche Holding AG                                      239,793
     4,139        STMicroelectronics NV                                 128,566
       560        Swatch Group AG                                        54,128
     1,332        Swiss Reinsurance                                     134,292
     6,864        UBS AG                                                330,566
       617        Zurich Financial Services AG                          143,435
                                                                   ------------
                  TOTAL SWITZERLAND                                   2,590,786
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
European
Equity
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

                  UNITED KINGDOM: 36.60%
     8,903        Abbey National PLC                               $    141,497
     6,462        Anglo American PLC                                    101,854
     7,174        AstraZeneca PLC                                       335,991
    10,172        BAE Systems PLC                                        51,715
    29,696        Barclays PLC                                          259,990
    19,220        BG Group PLC                                           85,816
   105,214        BP PLC                                                897,399
     4,744   @    British Sky Broadcasting PLC                           53,075
    32,875        BT Group PLC                                          123,558
    18,295        CGNU PLC                                              188,158
    12,883        CMG PLC                                                33,754
    22,154        Compass Group PLC                                     137,805
    11,907        Diageo PLC                                            158,018
    23,890        Dixons Group PLC                                       79,087
    25,081        GlaxoSmithKline PLC                                   606,510
     6,654        HBOS PLC                                               80,647
    38,303        HSBC Holdings PLC                                     451,963
    64,389        Lattice Group PLC                                     173,996
    28,139        Lloyds TSB Group PLC                                  323,423
     9,382        Pearson PLC                                           112,891
    10,007        Prudential PLC                                        106,417
     9,681        Reuters Group PLC                                      67,693
     3,458        Rio Tinto PLC                                          64,227
    15,305        Royal Bank of
                  Scotland Group PLC                                    438,777
    14,597        Scottish Power PLC                                     83,994
   130,655        Shell Transport & Trading Co. PLC                     929,770
     9,781        Standard Chartered PLC                                120,400
    47,585        Tesco PLC                                             182,310
    28,800        Unilever PLC                                          263,474
   437,874        Vodafone Group PLC                                    706,444
    15,040        WPP Group PLC                                         159,501
                                                                   ------------
                  TOTAL UNITED KINGDOM                                7,520,154
                                                                   ------------
                  Total Common Stock (Cost $22,849,534)              20,792,030
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $ 22,849,534)*               101.19%     $ 20,792,030
                  OTHER ASSETS AND LIABILITIES-NET      -1.19%         (243,643)
                                                      -------      ------------
                  NET ASSETS                           100.00%     $ 20,548,387
                                                      =======      ============

@    Non-income producing security
ADR  American Depository Receipt
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

       Gross Unrealized Appreciation                               $  1,038,329
       Gross Unrealized Depreciation                                 (3,095,833)
                                                                   ------------
       Net Unrealized Depreciation                                 $ (2,057,504)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
European
Equity
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Advertising                                                            0.78%
Aerospace/Defense                                                      0.25%
Airlines                                                               0.24%
Auto Manufacturers                                                     2.39%
Banks                                                                 22.02%
Beverages                                                              1.32%
Building Materials                                                     1.29%
Chemicals                                                              2.46%
Commercial Services                                                    1.35%
Computers                                                              0.84%
Cosmetics/Personal Care                                                0.30%
Electric                                                               3.04%
Electronics                                                            1.77%
Engineering & Construction                                             0.71%
Food                                                                   6.14%
Food Service                                                           0.67%
Forest Products & Paper                                                0.52%
Gas                                                                    0.85%
Holding Companies-Diversified                                          0.64%
Insurance                                                              8.33%
Internet                                                               0.04%
Iron/Steel                                                             0.45%
Media                                                                  1.70%
Mining                                                                 0.81%
Miscellaneous Manufacturing                                            1.68%
Oil & Gas                                                             13.40%
Pharmaceuticals                                                       10.12%
Retail                                                                 1.42%
Semiconductors                                                         1.62%
Software                                                               0.85%
Telecommunications                                                    11.44%
Water                                                                  1.75%
Other Assets and Liabilities, Net                                      -1.19%
                                                                     -------
NET ASSETS                                                           100.00%
                                                                     =======

                 See Accompanying Notes to Financial Statements

ING
International
Core Growth
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCK: 88.66%
                 AUSTRALIA: 1.55%
  149,200        QBE Insurance Group Ltd.                          $    585,953
                                                                   ------------
                 TOTAL AUSTRALIA                                        585,953
                                                                   ------------
                 BELGIUM: 1.06%
    9,000        Omega Pharma SA                                        403,537
                                                                   ------------
                 TOTAL BELGIUM                                          403,537
                                                                   ------------
                 BRAZIL: 1.94%
   13,300   A    Banco Bradesco SA ADR                                  393,813
   14,847        Empresa Brasileira de Aeronautica SA ADR               341,926
                                                                   ------------
                 TOTAL BRAZIL                                           735,739
                                                                   ------------
                 CANADA: 4.65%
   30,900        Bombardier, Inc.                                       261,723
   10,700        Cameco Corp.                                           289,435
   28,703        EnCana Corp.                                           902,660
   26,600        Placer Dome, Inc.                                      312,550
                                                                   ------------
                 TOTAL CANADA                                         1,766,368
                                                                   ------------
                 DENMARK: 1.51%
    7,800        Novo-Nordisk A/S ADR                                   229,008
   11,900   A    TDC A/S                                                342,964
                                                                   ------------
                 TOTAL DENMARK                                          571,972
                                                                   ------------
                 FINLAND: 0.70%
   20,800        Stora Enso OYJ                                         263,818
                                                                   ------------
                 Total Finland                                          263,818
                                                                   ------------
                 FRANCE: 14.05%
   12,400        Aventis SA                                             880,308
    8,493        AXA                                                    180,079
   21,400        Credit Agricole SA                                     452,015
    9,400   A    France Telecom ADR                                     231,240
   45,600        Havas Advertising                                      340,764
   43,680   A    Infogrames Entertainment SA                            373,609
    8,700        Schneider Electric SA                                  419,460
   11,150        Societe Generale                                       762,957
    3,474        Total FinaElf SA                                       526,099
   14,500        Valeo SA                                               620,116
    3,700        Vivendi Universal SA                                   117,895
   13,224        Vivendi Universal SA ADR                               424,755
                                                                   ------------
                 TOTAL FRANCE                                         5,329,297
                                                                   ------------
                 GERMANY: 4.22%
    2,900        Allianz AG                                             681,475
   13,850   A    Deutsche Bank AG                                       917,531
                                                                   ------------
                 TOTAL GERMANY                                        1,599,006
                                                                   ------------
                 HONG KONG: 3.11%
   12,800        China Mobile Hong Kong Ltd. ADR                   $    212,608
  978,000        Cosco Pacific Ltd.                                     771,209
  110,000        Hong Kong Exchanges and Clearing Ltd.                  196,755
                                                                   ------------
                 TOTAL HONG KONG                                      1,180,572
                                                                   ------------
                 IRELAND: 4.73%
   28,600        Bank of Ireland                                        333,463
   23,200        CRH PLC                                                402,096
   25,400        Irish Life & Permanent PLC                             345,320
  131,610        Ryanair Holdings PLC                                   713,340
                                                                   ------------
                 TOTAL IRELAND                                        1,794,219
                                                                   ------------
                 ISRAEL: 2.17%
   14,700        Teva Pharmaceutical Industries ADR                     823,347
                                                                   ------------
                 TOTAL ISRAEL                                           823,347
                                                                   ------------
                 ITALY: 1.01%
   50,000        Banca Fideuram S.p.A.                                  381,748
                                                                   ------------
                 TOTAL ITALY                                            381,748
                                                                   ------------
                 JAPAN: 10.18%
    4,600        Advantest Corp.                                        331,232
    3,600        Drake Beam Morin Japan, Inc.                           116,301
    5,880        Fancl Corp.                                            187,212
   15,000        Nomura Holdings, Inc.                                  209,014
      160   A    NTT DoCoMo, Inc.                                       406,788
    6,400        Otsuka Kagu Ltd.                                       244,123
   35,000        Sekisui House Ltd.                                     240,581
   17,700        Sony Corp.                                             950,724
    2,700        Sony Corp. ADR                                         146,340
    4,100        Takefuji Corp.                                         296,186
   17,500        Toyota Motor Corp.                                     476,802
   15,000        Yamato Transport Co. Ltd.                              254,554
                                                                   ------------
                 TOTAL JAPAN                                          3,859,857
                                                                   ------------
                 NETHERLANDS: 4.60%
   11,500   @    ASML Holding NV                                        260,921
    5,100   @    ASML Holding NV ADR                                    113,883
   14,670        Koninklijke Ahold NV                                   366,526
   27,472        Koninklijke Philips Electronics NV                     847,648
    3,000        Royal Dutch Petroleum Co.                              156,780
                                                                   ------------
                 Total Netherlands                                    1,745,758
                                                                   ------------
                 NORWAY: 0.46%
    9,850        Norske Skogindustrier AS                               175,202
                                                                   ------------
                 TOTAL NORWAY                                           175,202
                                                                   ------------
                 SINGAPORE: 0.46%
  283,000   @    Neptune Orient Lines Ltd.                         $    174,879
                                                                   ------------
                 TOTAL SINGAPORE                                        174,879
                                                                   ------------
                 SPAIN: 3.24%
   17,500        Banco Popular Espanol                                  717,061
   13,400   @    Sogecable SA                                           277,850
   24,528   @    Telefonica SA                                          233,476
                                                                   ------------
                 TOTAL SPAIN                                          1,228,387
                                                                   ------------
                 SWEDEN: 1.91%
   91,800   A    Swedish Match AB                                       722,701
                                                                   ------------
                 TOTAL SWEDEN                                           722,701
                                                                   ------------
                 SWITZERLAND: 7.44%
    1,250        Givaudan                                               465,561
    2,250        Nestle SA                                              531,387
   11,980        Novartis AG ADR                                        502,801
   10,550        Roche Holding AG                                       798,552
   10,800        UBS AG                                                 523,692
                                                                   ------------
                 Total Switzerland                                    2,821,993
                                                                   ------------
                 UNITED KINGDOM: 19.31%
   56,500        BAA PLC                                                530,876
   24,000        Barclays PLC                                           210,122
   98,800        BP PLC                                                 842,692
   40,100        British Sky Broadcasting PLC                           448,632
   84,879        Cadbury Schweppes PLC                                  643,585
   88,100        Capita Group PLC                                       489,937
   48,277        Diageo PLC                                             640,684
   26,800        Imperial Tobacco Group PLC                             379,478
   37,000        London Stock Exchange PLC                              245,783
   39,100        Pearson PLC                                            470,481
   65,400        Provident Financial PLC                                676,427
   20,800        Reckitt Benckiser PLC                                  368,150
   34,600        Reed Elsevier PLC                                      338,712
    3,600   A    Rio Tinto PLC ADR                                      272,340
   10,399        Royal Bank of Scotland Group PLC                       298,127
   26,100        United Business Media PLC                              199,231
  166,909        Vodafone Group PLC                                     269,283
                                                                   ------------
                 TOTAL UNITED KINGDOM                                 7,324,540
                                                                   ------------
                 UNITED STATES: 0.36%
    2,500        Schlumberger Ltd.                                      136,875
                                                                   ------------
                 Total United States                                    136,875
                                                                   ------------
                 Total Common Stock (Cost $32,529,841)               33,625,768
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
International
Core Growth
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

 PREFERRED STOCK: 2.33%
                GERMANY: 2.33%
   4,661    A   Henkel KGAA                                        $    306,305
  10,700        Rhoen Klinikum AG                                       578,025
                                                                   ------------
                TOTAL GERMANY                                           884,330
                                                                   ------------
                Total Preferred Stock (Cost $896,235)                   884,330
                                                                   ------------
 MUTUAL FUNDS: 3.54%
                UNITED STATES: 3.54%
  63,600        iShares, Inc. (MSCI Germany Index Fund)                 947,004
  26,700        iShares, Inc. (MSCI United Kingdom Index Fund)          393,825
                                                                   ------------
                TOTAL UNITED STATES                                   1,340,829
                                                                   ------------
                Total Mutual Funds (Cost $1,199,024)                  1,340,829
                                                                   ------------

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT OBLIGATIONS: 3.32%
$5,600,000      United States Treasury Strip Principal,
                  0.000%, due 11/15/27                             $  1,259,014
                                                                   ------------
                Total U.S. Government Obligations
                  (Cost $1,313,495)                                   1,259,014
                                                                    -----------
                TOTAL INVESTMENTS IN SECURITIES
                  (COST $35,938,595)*                    97.85%    $ 37,109,941
                OTHER ASSETS AND LIABILITIES-NET          2.15%         814,548
                                                        ------     ------------
                NET ASSETS                              100.00%    $ 37,924,489
                                                        ======     ============

@    Non-Income producing security
ADR  American Depository Receipt
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal Income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

                Gross Unrealized Appreciation                      $  3,765,303
                Gross Unrealized Depreciation                        (2,593,957)
                                                                   =-----------
                Net Unrealized Appreciation                        $  1,171,346
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
International
Core Growth
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Advertising                                                               0.90%
Aerospace/Defense                                                         0.90%
Agriculture                                                               2.91%
Airlines                                                                  1.88%
Auto Manufacturers                                                        1.26%
Auto Parts & Equipment                                                    1.64%
Banks                                                                    12.15%
Beverages                                                                 1.69%
Chemicals                                                                 1.23%
Commercial Services                                                       5.06%
Cosmetics/Personal Care                                                   0.49%
Diversified Financial Services                                            6.20%
Electronics                                                               3.11%
Engineering & Construction                                                2.46%
Equity Fund                                                               3.54%
Food                                                                      4.06%
Forest Products & Paper                                                   1.16%
Hand/Machine Tools                                                        1.11%
Healthcare-Services                                                       1.52%
Home Builders                                                             0.63%
Home Furnishings                                                          2.89%
Household Products/Wares                                                  1.78%
Insurance                                                                 3.82%
Media                                                                     4.57%
Mining                                                                    2.31%
Miscellaneous Manufacturing                                               0.69%
Oil & Gas                                                                 6.40%
Oil & Gas Services                                                        0.36%
Pharmaceuticals                                                           9.59%
Retail                                                                    0.64%
Semiconductors                                                            0.99%
Software                                                                  0.99%
Sovereign                                                                 3.32%
Telecommunications                                                        4.47%
Transportation                                                            1.13%
Other Assets and Liabilities, Net                                         2.15%
                                                                        ------
NET ASSETS                                                              100.00%
                                                                        ======

                 See Accompanying Notes to Financial Statements

ING
International
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS: 84.14%
                   AUSTRALIA: 1.57%
  186,900          QBE Insurance Group Ltd.                        $    734,012
                                                                   ------------
                   TOTAL AUSTRALIA                                      734,012
                                                                   ------------
                   AUSTRIA: 0.72%
   20,900          Wienerberger AG                                      338,712
                                                                   ------------
                   TOTAL AUSTRIA                                        338,712
                                                                   ------------
                   BELGIUM: 1.07%
   11,200          Omega Pharma SA                                      502,179
                                                                   ------------
                   TOTAL BELGIUM                                        502,179
                                                                   ------------
                   BRAZIL: 1.80%
   16,000    A     Banco Bradesco SA ADR                                473,760
   15,875          Empresa Brasileira de Aeronautica SA ADR             365,601
                                                                   ------------
                   TOTAL BRAZIL                                         839,361
                                                                   ------------
                   CANADA: 2.84%
   38,100          Bombardier, Inc.                                     322,707
   12,000          Cameco Corp.                                         324,600
   11,000          EnCana Corp.                                         345,921
   28,200          Placer Dome, Inc.                                    331,350
                                                                   ------------
                   TOTAL CANADA                                       1,324,578
                                                                   ------------
                   DENMARK: 1.29%
    8,100          Novo-Nordisk A/S                                     237,370
   12,700    A     TDC A/S                                              366,021
                                                                   ------------
                   TOTAL DENMARK                                        603,391
                                                                   ------------
                   FINLAND: 0.69%
   25,600          Stora Enso OYJ                                       324,699
                                                                   ------------
                   TOTAL FINLAND                                        324,699
                                                                   ------------
                   FRANCE: 10.94%
    3,800          Aventis SA ADR                                       268,470
    6,650          Aventis SA                                           472,101
   27,300          Credit Agricole SA                                   576,636
   12,100    A     France Telecom ADR                                   297,660
   56,800          Havas Advertising                                    424,461
   28,350          Infogrames Entertainment SA                          242,487
    9,200          Schneider Electric SA                                443,566
   11,400          Societe Generale                                     780,063
    3,665          Total FinaElf SA                                     555,023
    8,900          Valeo SA                                             380,623
   10,350          Vivendi Universal SA                                 329,786
   10,536          Vivendi Universal SA ADR                             338,416
                                                                   ------------
                   TOTAL FRANCE                                       5,109,292
                                                                   ------------
                   GERMANY: 4.40%
    2,620          Allianz AG                                      $    615,677
   13,989    A     Deutsche Bank AG                                     926,740
   10,000          E.O.N AG                                             517,251
                                                                   ------------
                   TOTAL GERMANY                                      2,059,668
                                                                   ------------
                   HONG KONG: 3.89%
   14,200          China Mobile Hong Kong Ltd. ADR                      235,862
  972,000          Cosco Pacific Ltd.                                   766,478
  151,000          Hong Kong Electric Holdings                          573,095
  136,000          Hong Kong Exchanges and Clearing Ltd.                243,260
                                                                   ------------
                   TOTAL HONG KONG                                    1,818,695
                                                                   ------------
                   IRELAND: 3.37%
   30,500          Bank of Ireland                                      355,616
   24,600    @     CRH PLC                                              426,361
   27,000          Irish Life & Permanent PLC                           367,073
   78,800          Ryanair Holdings PLC                                 427,267
                                                                   ------------
                   TOTAL IRELAND                                      1,576,317
                                                                   ------------
                   ISRAEL: 1.21%
   10,100          Teva Pharmaceutical Industries ADR                   565,701
                                                                   ------------
                   TOTAL ISRAEL                                         565,701
                                                                   ------------
                   ITALY: 0.87%
   53,500          Banca Fideuram S.p.A.                                408,471
                                                                   ------------
                   TOTAL ITALY                                          408,471
                                                                   ------------
                   JAPAN: 9.65%
    4,700          Advantest Corp.                                      338,432
    4,400          Drake Beam Morin Japan, Inc.                         142,145
    7,080          Fancl Corp.                                          225,418
   37,000          Nomura Holdings, Inc.                                515,569
      165   @,A    NTT Docomo, Inc.                                     419,497
    8,000          Otsuka Kagu Ltd.                                     305,153
   33,000          Sekisui House Ltd.                                   226,833
   17,800          Sony Corp.                                           956,095
    4,900          Takefuji Corp.                                       353,978
   26,500    @     Toyota Motor Corp.                                   722,015
   18,000          Yamato Transport Co. Ltd.                            305,465
                                                                   ------------
                   TOTAL JAPAN                                        4,510,603
                                                                   ------------
                   NETHERLANDS: 6.34%
   11,900    @     ASML Holding NV                                 $    269,997
    5,100    @     ASML Holding NV ADR                                  113,883
   14,650          Koninklijke Ahold NV                                 366,026
   40,704          Koninklijke Philips Electronics NV                 1,255,922
   11,390          Royal Dutch Petroleum Co.                            595,241
   16,380          TPG NV                                               354,683
                                                                   ------------
                   TOTAL NETHERLANDS                                  2,955,752
                                                                   ------------
                   NEW ZEALAND: 0.63%
  232,000          Fletcher Building Ltd.                               293,646
                                                                   ------------
                   TOTAL NEW ZEALAND                                    293,646
                                                                   ------------
                   NORWAY: 0.46%
   12,150          Norske Skogindustrier AS                             216,112
                                                                   ------------
                   TOTAL NORWAY                                         216,112
                                                                   ------------
                   SINGAPORE: 0.45%
  340,000    @     Neptune Orient Lines Ltd.                            210,102
                                                                   ------------
                   TOTAL SINGAPORE                                      210,102
                                                                   ------------
                   SPAIN: 2.82%
   17,750          Banco Popular Espanol                                727,305
   14,600    @     Sogecable SA                                         302,732
   26,200    @     Telefonica SA                                        280,239
      524    @     Telefonica                                             5,605
                                                                   ------------
                   TOTAL SPAIN                                        1,315,881
                                                                   ------------
                   SWEDEN: 2.51%
   40,980    A     ForeningsSparbanken AB                               511,807
   83,922    A     Swedish Match AB                                     660,681
                                                                   ------------
                   TOTAL SWEDEN                                       1,172,488
                                                                   ------------
                   SWITZERLAND: 7.04%
    1,210    A     Givaudan                                             450,663
    2,250          Nestle SA                                            531,387
   12,700          Novartis AG ADR                                      533,019
    6,300          Novartis AG                                          263,973
   12,900          Roche Holding AG                                     976,429
   11,028          UBS AG                                               534,748
                                                                   ------------
                   TOTAL SWITZERLAND                                  3,290,219
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
International
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                   Value
--------------------------------------------------------------------------------

                  UNITED KINGDOM: 17.27%
    29,200        Barclays PLC                                     $    255,648
   140,800        BP PLC                                              1,200,921
    40,800   @    British Sky Broadcasting PLC                          456,464
   110,783        Cadbury Schweppes PLC                                 839,999
    57,600        Capita Group PLC                                      320,322
    48,778        Diageo PLC                                            647,332
    15,625        GlaxoSmithKline PLC                                   377,845
    33,200        Imperial Tobacco Group PLC                            470,099
    39,000   @    London Stock Exchange PLC                             259,068
    45,000        Matalan PLC                                           229,930
    39,500        Pearson PLC                                           475,294
    39,400        Provident Financial PLC                               407,511
    19,900        Reckitt Benckiser PLC                                 352,220
    63,100        Reed Elsevier PLC                                     617,709
     3,800   A    Rio Tinto PLC ADR                                     287,470
    12,525        Royal Bank of Scotland Group PLC                      359,077
    28,000        United Business Media PLC                             213,734
   177,964        Vodafone Group PLC                                    287,118
                                                                   ------------
                  TOTAL UNITED KINGDOM                                8,057,761
                                                                   ------------
                  UNITED STATES: 2.31%
    11,900        Newmont Mining Corp.                                  339,269
    13,500        Schlumberger Ltd.                                     739,125
                                                                   ------------
                  TOTAL UNITED STATES                                 1,078,394
                                                                   ------------
                  TOTAL COMMON STOCK (COST $38,730,652)              39,518,337
                                                                   ------------

PREFERRED STOCK: 1.16%
                  GERMANY: 1.16%
     3,930        Rhoen Klinikum AG                                $    212,303
     4,996   A    Henkel KGaA                                           328,320
                                                                   ------------
                  TOTAL GERMANY                                         540,623
                                                                   ------------
                  Total Preferred Stock (Cost $473,034)                 540,623
                                                                   ------------
MUTUAL FUNDS: 8.64%
                  UNITED STATES: 8.64%
    11,500        iShares, Inc. (MSCI EAFE Index Fund)                1,402,195
    95,600   @    iShares, Inc. (MSCI Germany Index Fund)             1,423,484
    82,100        iShares , Inc. (MSCI United Kingdom
                    Index Fund)                                       1,210,975
                                                                   ------------
                  TOTAL MUTUAL FUND (COST $3,831,069)                 4,036,654
                                                                   ------------

Principal
Amount                                                                Value
--------------------------------------------------------------------------------
US GOVERNMENT OBLIGATIONS: 2.74%
$5,700,000        U.S. Treasury Strip Principal, 0.000%,
                    due 11/15/27                                   $  1,281,497
                                                                   ------------
                  TOTAL U.S. GOVERNMENT OBLIGATIONS
                    (COST $1,336,950)                                 1,281,497
                                                                   ------------
                  TOTAL LONG-TERM INVESTMENTS
                    (COST $44,371,705)                               45,164,808
                                                                   ------------

SHORT TERM INVESTMENTS: 2.78%
$1,300,000        U.S. Treasury Bill, 1.644%, due 5/16/02          $  1,299,085
                                                                   ------------
                  TOTAL SHORT-TERM INVESTMENTS
                    (COST $1,299,085)                                 1,299,085
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $45,670,790)                    99.46%   $ 46,463,897
                  OTHER ASSETS AND LIABILITIES-NET         0.54%        252,525
                                                         ------    ------------
                  NET ASSETS                             100.00%   $ 46,716,422
                                                         ======    ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $  3,877,792
       Gross Unrealized Depreciation                               $ (3,084,685)
                                                                   ------------
       Net Unrealized Appreciation                                 $    793,107
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
International
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
Advertising                                                             0.91%
Aerospace/Defense                                                       0.78%
Agriculture                                                             2.42%
Airlines                                                                0.91%
Auto Manufacturers                                                      1.55%
Auto Parts & Equipment                                                  0.81%
Banks                                                                  11.78%
Beverages                                                               1.39%
Building Materials                                                      2.27%
Chemicals                                                               0.96%
Commercial Services                                                     4.06%
Cosmetics/Personal Care                                                 0.48%
Diversified Financial Services                                          5.47%
Electric                                                                2.33%
Electronics                                                             3.41%
Equity Fund                                                             8.64%
Food                                                                    3.72%
Forest Products & Paper                                                 1.16%
Hand/Machine Tools                                                      0.95%
Healthcare-Services                                                     0.45%
Home Builders                                                           0.49%
Home Furnishings                                                        2.05%
Household Products/Wares                                                1.46%
Insurance                                                               2.89%
Media                                                                   4.42%
Mining                                                                  2.75%
Miscellaneous Manufacturer                                              0.69%
Oil & Gas                                                               5.77%
Oil & Gas Services                                                      1.58%
Pharmaceuticals                                                         8.98%
Retail                                                                  1.15%
Semiconductors                                                          0.82%
Software                                                                0.52%
Sovereign                                                               5.52%
Telecommunications                                                      4.05%
Transportation                                                          1.86%
Other Assets and Liabilities, Net                                       0.55%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
International
SmallCap Growth
Fund
           PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 92.77%
                    AUSTRALIA: 0.92%
    67,217          CSL Ltd.                                        $ 1,410,548
   811,600          John Fairfax Holdings Ltd.                        1,552,274
   989,789    @     Lihir Gold Ltd.                                     739,152
                                                                   ------------
                    TOTAL AUSTRALIA                                   3,701,974
                                                                   ------------
                    BELGIUM: 0.68%
    60,900          Omega Pharma SA                                   2,730,599
                                                                   ------------
                    TOTAL BELGIUM                                     2,730,599
                                                                   ------------
                    BRAZIL: 0.28%
57,300,000          Cia Siderurgica Nacional SA                       1,133,620
                                                                   ------------
                    TOTAL BRAZIL                                      1,133,620
                                                                   ------------
                    CANADA: 9.10%
   300,200          Abitibi-Consolidated, Inc.                        2,717,253
    43,300    @     Angiotech Pharmaceuticals, Inc.                   1,665,318
   120,700   @,A    Ballard Power Systems, Inc.                       3,017,500
   251,800          CAE, Inc.                                         1,911,348
   192,400    @     Cott Corp.                                        3,890,328
   160,700          Dofasco, Inc.                                     3,280,219
   111,400          Finning Int'l, Inc.                               1,804,912
   166,100    @     Global Thermoelectric, Inc.                         688,684
    88,500    @     Industrial-Alliance Life Insurance Co.            2,426,312
   144,000    @     Kingsway Financial Services, Inc.                 1,653,378
   170,600          Molson, Inc.                                      3,917,586
    56,000    @     Precision Drilling Corp.                          1,876,560
   235,800          Teck Cominco Ltd.                                 2,078,686
   294,900    @     Tesco Corp.                                       3,342,714
   455,700    @     Turbo Genset, Inc.                                  308,686
   108,200    @     Westjet Airlines Ltd.                             2,122,313
                                                                   ------------
                    TOTAL CANADA                                     36,701,797
                                                                   ------------
                    DENMARK: 2.29%
    30,100          Coloplast A/S                                     2,150,521
    51,200          Danisco A/S                                       1,760,814
    99,600          Novozymes A/S                                     2,074,497
    98,800          Vestas Wind Systems A/S                           3,230,322
                                                                   ------------
                    TOTAL DENMARK                                     9,216,154
                                                                   ------------
                    FINLAND: 1.29%
    29,300          Perlos OYJ                                          211,570
   378,700          Sampo OYJ                                         2,918,639
    82,200          Tietoenator OYJ                                   2,057,444
                                                                   ------------
                    TOTAL FINLAND                                     5,187,653
                                                                   ------------
                    FRANCE: 11.06%
   136,400    A     Air France                                     $  2,461,067
    43,800    A     Altran Technologies SA                            2,287,249
    76,000    A     Bouygues Offshore SA                              3,387,117
    49,900    @     Business Objects SA                               1,657,823
    57,500          Cie Generale D'Optique Essilor Int'l SA           2,337,939
    95,600          CNP Assurances                                    3,528,151
 2,001,473   @,A    Eurotunnel SA                                     1,838,067
   218,500    A     Havas Advertising                                 1,632,830
    55,900          Ingenico                                          1,284,411
   119,500    @     JC Decaux SA                                      1,484,767
     4,607    A     M6-Metropole Television                             113,031
    29,700    @     NicOx SA                                          1,561,639
    36,300          Pechiney SA                                       1,755,061
    76,300    A     Publicis Groupe                                   2,328,818
    51,600          Rexel SA                                          3,375,178
    36,083    A     Technip-Coflexip SA                               5,087,516
    76,500    A     Thales SA                                         2,920,375
    52,000          Union du Credit-Bail Immobilier                   3,054,888
    38,600    A     Vinci SA                                          2,467,499
                                                                   ------------
                    TOTAL FRANCE                                     44,563,426
                                                                   ------------
                    GERMANY: 2.68%
    23,500          AMB Generali Holding AG                           2,623,620
    52,700          Celanese AG                                       1,186,211
   106,900          Continental AG                                    1,795,014
    49,300    A     Deutsche Boerse AG                                2,178,083
    31,900          Epcos AG                                          1,292,452
    60,000    @     Suess Microtec                                    1,728,672
                                                                   ------------
                    TOTAL GERMANY                                    10,804,052
                                                                   ------------
                    GREECE: 0.61%
   177,300          Coca Cola Hellenic Bottling Co. SA                2,435,985
                                                                   ------------
                    TOTAL GREECE                                      2,435,985
                                                                   ------------
                    HONG KONG: 1.60%
 2,579,000          Cathay Pacific Airways Ltd.                       4,464,198
   883,000          Hang Lung Properties Ltd.                           990,666
   564,000          Hongkong Land Holdings Ltd.                         975,720
                                                                   ------------
                    TOTAL HONG KONG                                   6,430,584
                                                                   ------------
                    INDIA: 0.46%
   156,300          Satyam Computer Services ADR                      1,867,785
                                                                   ------------
                    TOTAL INDIA                                       1,867,785
                                                                   ------------
                    INDONESIA: 0.61%
 5,457,500          Telekomunikasi Indonesia Tbk PT                $  2,456,752
                                                                   ------------
                    TOTAL INDONESIA                                   2,456,752
                                                                   ------------
                    IRELAND: 2.87%
 1,186,900          Anglo Irish Bank Corp.                            6,390,380
    49,200    @     Icon PLC ADR                                      1,494,204
   265,100          Irish Life & Permanent PLC                        3,581,861
    83,980    @     Tullow Oil PLC                                      119,891
                                                                   ------------
                    TOTAL IRELAND                                    11,586,336
                                                                   ------------
                    ITALY: 3.59%
   218,300    A     Banca Popolare di Verona-Banco S
                      Geminiano e S Prospero Scrl                     2,710,375
   394,100    A     Italcementi S.p.A.                                3,796,659
   656,100          Parmalat Finanziaria S.p.A.                       2,303,807
    49,000          Recordati S.p.A.                                  1,067,635
   707,600          Saipem S.p.A.                                     4,606,144
                                                                   ------------
                    TOTAL ITALY                                      14,484,620
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
International
SmallCap Growth
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------

                        JAPAN: 18.54%
 1,081,000   @          All Nippon Airways Co. Ltd.                $  3,063,086
   516,000  (1)         Amada Co. Ltd.                                2,831,854
    48,800  (1)         Disco Corp.                                   3,050,475
    42,300  (1)         Funai Electric Co. Ltd.                       4,465,110
   278,000   A          Hitachi Chemical Co. Ltd.                     3,514,495
   591,000  (1)         JSR Corp.                                     4,642,060
 1,192,000  (1)         Komatsu Ltd.                                  4,314,806
   115,000  (1)         Kyorin Pharmaceutical Co. Ltd.                2,600,615
   218,500  (1)         Marui Co. Ltd.                                2,690,853
   944,000   A          Mazda Motor Corp.                             2,821,859
   174,900   A          Mitsumi Electric Co. Ltd.                     2,927,254
    42,130  (1)         Nichii Gakkan Co.                             2,098,957
    74,000   A          Nidec Corp.                                   4,931,029
    12,500              Nippon System Development Co. Ltd.              488,479
   123,600  (1)         Nitto Denko Corp.                             4,069,967
   212,000  (1)         NOK Corp.                                     1,633,816
   922,000  (1)         NTN Corp.                                     2,224,973
   149,000  (1)         Onward Kashiyama Co. Ltd.                     1,383,754
   108,100  (1)         Ryohin Keikaku Co. Ltd.                       2,373,050
    38,800  (1)         Shimamura Co. Ltd.                            2,688,152
   145,200  (1)         THK Co. Ltd.                                  2,882,298
    59,700   A          Tokyo Seimitsu Co. Ltd.                       2,253,970
    72,000   @          Trend Micro, Inc.                             1,939,281
    36,100  (1)         Union Tool Co.                                1,826,639
   212,000  (1)         Ushio, Inc.                                   2,838,549
        90   @,A        Yahoo Japan Corp.                             2,059,785
   465,000  (1)         Yaskawa Electric Corp.                        2,135,684
                                                                   ------------
                        TOTAL JAPAN                                  74,750,850
                                                                   ------------
                        LUXEMBOURG: 0.26%
    99,800   @          Thiel Logistik AG                             1,060,288
                                                                   ------------
                        TOTAL LUXEMBOURG                              1,060,288
                                                                   ------------
                        NETHERLANDS: 1.97%
    80,500   @,A        ASM Int'l NV                                  1,895,304
    71,000              Euronext NV                                   1,492,645
    32,200              IHC Caland NV                                 1,807,606
    21,900              ML Infosys Tech Elk                           1,651,260
    49,400   A          Van der Moolen Holding NV                     1,115,935
                                                                   ------------
                        TOTAL NETHERLANDS                             7,962,750
                                                                   ------------
                        NORWAY: 4.09%
   346,400              Frontline Ltd.                              $ 3,791,648
   168,200   A          Gjensidige NOR Sparebank                      5,983,557
   360,400   @          Tandberg ASA                                  4,352,243
   142,400   @          TGS Nopec Geophysical Co. ASA                 2,354,979
                                                                   ------------
                        TOTAL NORWAY                                 16,482,427
                                                                   ------------
                        PORTUGAL: 0.58%
   475,200              Brisa-Auto Estradas de Portugal SA            2,353,155
                                                                   ------------
                        TOTAL PORTUGAL                                2,353,155
                                                                   ------------
                        SINGAPORE: 0.77%
 1,354,000              CapitaLand Ltd.                               1,299,876
   365,000              City Developments Ltd.                        1,248,586
    88,000              Great Eastern Holdings Ltd.                     548,650
                                                                   ------------
                        TOTAL SINGAPORE                               3,097,112
                                                                   ------------
                        SOUTH AFRICA: 0.39%
   128,900              Gold Fields Ltd.                              1,554,707
                                                                   ------------
                        TOTAL SOUTH AFRICA                            1,554,707
                                                                   ------------
                        SOUTH KOREA: 1.51%
   623,920   @          Good Morning Securities Co. Ltd.              2,976,810
   208,600              SK Corp.                                      3,123,336
                                                                   ------------
                        TOTAL SOUTH KOREA                             6,100,146
                                                                   ------------
                        SPAIN: 5.05%
   115,700              Acciona SA                                    4,327,242
    45,000              ACS Actividades Cons y Serv                   1,385,639
   114,000   A          Altadis SA                                    2,405,879
   279,900   @,A        Amadeus Global Travel Distribution            1,862,339
   372,300              Corp Mapfre SA                                2,510,650
   205,300              Ebro Puleva SA                                2,317,917
   117,200   A          Fomento de Construcciones Y Contratas SA      3,007,349
   194,700   @          NH Hoteles SA                                 2,541,823
                                                                   ------------
                        TOTAL SPAIN                                  20,358,838
                                                                   ------------
                        SWEDEN: 2.08%
    86,200              Autoliv, Inc.                                 1,914,364
   229,600   @          Elekta AB                                     2,008,378
   296,000              Eniro AB                                      2,301,509
    13,625   @          Karo Bio AB                                     312,521
   103,800   @,A        Modern Times Group AB                         1,856,292
                                                                   ------------
                        TOTAL SWEDEN                                  8,393,064
                                                                   ------------
                        SWITZERLAND: 2.06%
    60,500   @          Converium Holding AG                       $  3,324,012
     6,100   A          Givaudan                                      2,271,937
    58,000   @          Logitech Int'l SA                             2,696,676
                                                                   ------------
                        TOTAL SWITZERLAND                             8,292,625
                                                                   ------------
                        TAIWAN: 1.46%
 3,871,000              NAN YA Plastic                                4,030,663
 2,254,000   @          Yageo Corp.                                   1,872,374
                                                                   ------------
                        TOTAL TAIWAN                                  5,903,037
                                                                   ------------
                        UNITED KINGDOM: 15.97%
 1,382,400              Aegis Group PLC                               2,205,123
 1,193,576              Aggregate Industries PLC                      1,647,458
   200,000              Alliance Unichem PLC                          1,813,654
   631,000              Amey PLC                                      2,183,122
   580,000              Avis Europe PLC                               1,770,097
    94,000   @          Cambridge Antibody Technology Group PLC       1,602,134
   308,700              Capita Group PLC                              1,716,725
   225,100              Capital Radio PLC                             2,442,962
   613,300              Carlton Communications PLC                    2,211,226
   298,300   @          Celltech Group PLC                            2,468,236
    93,400              Cobham PLC                                    1,568,097
   194,500              Exel PLC                                      2,493,373
   802,200              FKI PLC                                       1,974,942
   958,500              Friends Provident PLC                         2,569,183
   144,900              Imperial Tobacco Group PLC                    2,051,727
   893,900   @          International Power PLC                       2,721,575
   149,600              Johnson Matthey PLC                           2,320,952
 1,801,500              Kidde PLC                                     2,270,050
   145,700              Man Group PLC                                 2,033,340
   715,000              Marlborough Stirling PLC                      1,723,809
   397,200              Nestor Healthcare Group PLC                   3,451,475
   292,700              Northern Rock PLC                             3,016,714
 2,099,400              PHS Group PLC                                 2,553,681
   500,600              Premier Farnell PLC                           2,315,366
   364,700              Rexam PLC                                     2,653,727
   480,400              Safeway PLC                                   2,127,461
 3,019,320   @          Skyepharma PLC                                3,232,820
   197,900              Smiths Group PLC                              2,338,039
    87,000              Torex PLC                                       927,083
                                                                   ------------
                        TOTAL UNITED KINGDOM                         64,404,151
                                                                   ------------
                        TOTAL COMMON STOCK (COST $344,563,941)      374,014,487
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
International
SmallCap Growth
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                  Value
--------------------------------------------------------------------------------
PREFERRED STOCK: 1.32%
                 GERMANY: 0.75%
   46,100   A    Henkel KGaA                                       $  3,029,533
                                                                   ------------
                 TOTAL GERMANY                                        3,029,533
                                                                   ------------
                 SOUTH KOREA: 0.57%
  320,060   @    Daishin Securities Co.                               2,309,199
                                                                   ------------
                 TOTAL SOUTH KOREA                                    2,309,199
                                                                   ------------
                 TOTAL PREFERRED STOCK (COST $5,495,980)              5,338,732
                                                                   ------------

RIGHTS: 0.20%
                 UNITED KINGDOM: 0.20%
57,960 @         Imperial Tobacco Group PLC                        $    806,337
                                                                   ------------
                 TOTAL UNITED KINGDOM                                   806,337
                                                                   ------------
                 Total Rights (Cost $713,313)                           806,337
                                                                   ------------
                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $350,773,234)*                94.29%      $380,159,556
                 OTHER ASSETS AND LIABILITIES-NET       5.71%        23,031,316
                                                      ------       ------------
                 NET ASSETS                           100.00%      $403,190,872
                                                      ======       ============

@    Non-income producing security
ADR  American Depository Receipt
A    Loaned  security,  a portion or all of the security is on loan at April 30,
     2002.
(1)  Security  is  designated  as  collateral  for  forward   foreign   currency
     contracts.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $ 47,891,538
       Gross Unrealized Depreciation                                (18,505,216)
                                                                   ------------
       Net Unrealized Appreciation                                 $ 29,386,322
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
International
SmallCap Growth
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Advertising                                                             1.90%
Aerospace/Defense                                                       1.58%
Agriculture                                                             1.31%
Airlines                                                                3.00%
Apparel                                                                 0.34%
Auto Manufacturers                                                      0.70%
Auto Parts & Equipment                                                  1.33%
Banks                                                                   4.48%
Beverages                                                               2.54%
Biotechnology                                                           1.30%
Building Materials                                                      0.94%
Chemicals                                                               4.89%
Commercial Services                                                     4.53%
Computers                                                               1.73%
Diversified Financial Services                                          4.61%
Electric                                                                0.68%
Electrical Components & Equipment                                       2.69%
Electronics                                                             4.59%
Energy-Alternate Sources                                                0.75%
Engineering & Construction                                              4.60%
Food                                                                    2.11%
Forest Products & Paper                                                 0.67%
Hand/Machine Tools                                                      3.60%
Healthcare-Products                                                     1.61%
Healthcare-Services                                                     0.86%
Household Products/Wares                                                0.75%
Insurance                                                               4.76%
Internet                                                                0.99%
Iron/Steel                                                              1.09%
Lodging                                                                 0.63%
Machinery-Construction & Mining                                         1.07%
Machinery-Diversified                                                   0.87%
Media                                                                   2.60%
Metal Fabricate/Hardware                                                0.55%
Mining                                                                  1.93%
Miscellaneous Manufacturing                                             1.07%
Oil & Gas                                                               1.27%
Oil & Gas Services                                                      3.40%
Packaging &Containers                                                   0.66%
Pharmaceuticals                                                         4.29%
Real Estate                                                             1.88%
Retail                                                                  1.92%
Semiconductors                                                          0.95%
Software                                                                1.69%
Technology                                                              0.41%
Telecommunications                                                      1.69%
Transportation                                                          2.48%
Other Assets and Liabilities, Net                                       5.71%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
International
Value
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCK: 97.12%
                     BERMUDA: 0.96%
    695,370          Tyco Intl. Ltd.                               $ 12,829,577
  3,160,236          Jardine Matheson Holdings Ltd.                  18,961,416
                                                                   ------------
                     TOTAL BERMUDA                                   31,790,993
                                                                   ------------
                     BRAZIL: 7.39%
    960,480    A     Banco Bradesco SA ADR                           28,439,813
  8,577,700          Centrais Eletricas Brasileiras SA ADR           64,235,822
  1,224,200          Cia de Bebidas das Americas ADR                 25,671,474
  2,429,300          Petroleo Brasileiro SA ADR                      56,845,620
  2,532,786    A     Tele Norte Leste Participacoes SA ADR           31,989,087
  1,208,600    A     Telecomunicacoes Brasileiras SA ADR             37,805,008
                                                                   ------------
                     TOTAL BRAZIL                                   244,986,824
                                                                   ------------
                     CHINA: 0.68%
110,680,000          PetroChina Co. Ltd.                             22,564,441
                                                                   ------------
                     TOTAL CHINA                                     22,564,441
                                                                   ------------
                     FRANCE: 5.82%
  6,409,800    A     Alcatel SA                                      80,102,360
  1,485,000    A     Alstom                                          19,239,714
    350,000    A     European Aeronautic Defense and Space Co.        5,237,336
  1,463,100          Michelin (C.G.D.E.)                             56,643,990
    225,800    @     Provimi SA                                       4,452,249
    179,492    A     TotalFinaElf SA                                 27,182,066
                                                                   ------------
                     TOTAL FRANCE                                   192,857,715
                                                                   ------------
                     GERMANY: 5.94%
    805,500    A     BASF AG                                         34,375,993
  1,352,400    A     Bayerische Hypo-und Vereinsbank AG              47,487,700
  4,265,300          Deutsche Telekom                                56,759,085
  1,124,988    A     E.ON AG                                         58,190,125
                                                                   ------------
                     TOTAL GERMANY                                  196,812,903
                                                                   ------------
                     HONG KONG: 1.11%
  6,146,000          Swire Pacific Ltd.                              36,880,492
                                                                   ------------
                     TOTAL HONG KONG                                 36,880,492
                                                                   ------------
                     IRELAND: 1.09%
  2,727,800          Allied Irish Banks PLC                          36,151,948
                                                                   ------------
                     TOTAL IRELAND                                   36,151,948
                                                                   ------------
                     ITALY: 4.12%
  3,355,650    A     ENI-Ente Nazionale Idrocarburi S.p.A.         $ 51,512,474
 18,628,000    A     IntesaBci S.p.A.                                60,210,474
  3,129,200    A     Telecom Italia S.p.A.                           24,877,423
                                                                   ------------
                     TOTAL ITALY                                    136,600,371
                                                                   ------------
                     JAPAN: 20.12%
    654,000          Daiichi Pharmaceutical Co. Ltd.                 12,753,153
  5,540,000          Daiwa House Industry Co. Ltd.                   35,363,537
  4,183,900          Hitachi Ltd.                                    30,973,757
      8,910          Japan Tobacco, Inc.                             54,031,527
  9,584,000    A     Komatsu Ltd.                                    34,692,200
  6,456,000          Matsushita Electric Industrial Co. Ltd.         86,441,850
      1,762    @     Millea Holdings, Inc.                           13,716,331
 10,636,000          Mitsubishi Heavy Industries Ltd.                33,698,054
     10,207          Mitsubishi Tokyo Financial Group, Inc.          69,842,387
 12,161,000          Nippon Mitsubishi Oil Corp.                     53,203,192
     13,125          Nippon Telegraph & Telephone Corp.              51,596,801
  1,049,000          Ono Pharmaceutical Co. Ltd.                     34,297,057
  3,186,000          Sankyo Co. Ltd.                                 48,486,922
 11,494,000          Sumitomo Mitsui Banking Corp.                   51,179,885
  1,035,000          TDK Corp.                                       56,398,879
                                                                   ------------
                     TOTAL JAPAN                                    666,675,532
                                                                   ------------
                     MEXICO: 3.27%
  1,275,060          America Movil SA de C.V. ADR                    23,779,869
  2,233,160    A     Telefonos de Mexico SA de C.V. ADR              84,502,774
                                                                   ------------
                     TOTAL MEXICO                                   108,282,643
                                                                   ------------
                     NETHERLANDS: 1.23%
    945,000          Akzo Nobel NV                                   40,593,135
                                                                   ------------
                     TOTAL NETHERLANDS                               40,593,135
                                                                   ------------
                     NEW ZEALAND: 1.24%
 19,047,466          Telecom Corp. of New Zealand Ltd.               41,061,480
                                                                   ------------
                     TOTAL NEW ZEALAND                               41,061,480
                                                                   ------------
                     PORTUGAL: 1.48%
  6,709,676    @     Portugal Telecom SGPS SA                        48,932,560
                                                                   ------------
                     TOTAL PORTUGAL                                  48,932,560
                                                                   ------------
                     SINGAPORE: 3.61%
  3,652,191          DBS Group Holdings Ltd.                       $ 28,210,804
  6,060,800    #     DBS Group Holdings Ltd. ADR                     46,815,747
  6,239,000          Oversea-Chinese Banking Corp.                   44,749,924
                                                                   ------------
                     TOTAL SINGAPORE                                119,776,475
                                                                   ------------
                     SOUTH KOREA: 4.48%
  4,644,800    A     Korea Electric Power Corp. ADR                  49,699,360
  2,180,500    A     KT Corp. ADR                                    49,388,325
  2,015,000          POSCO ADR                                       49,266,750
                                                                   ------------
                     TOTAL SOUTH KOREA                              148,354,435
                                                                   ------------
                     SPAIN: 7.94%
  6,566,533    A     Banco Bilbao Vizcaya Argentaria SA              76,503,583
 10,487,570    A     Repsol YPF SA                                  128,701,051
  5,406,844   @,A    Telefonica SA                                   57,832,458
                                                                   ------------
                     TOTAL SPAIN                                    263,037,092
                                                                   ------------
                     SWITZERLAND: 3.61%
     91,700          Swisscom AG                                     27,339,798
    396,976    A     Zurich Financial Services AG                    92,285,843
                                                                   ------------
                     TOTAL SWITZERLAND                              119,625,641
                                                                   ------------
                     UNITED KINGDOM: 22.77%
    980,000          Allied Domecq PLC                                6,274,368
 11,065,900          BAE Systems PLC                                 56,259,672
  4,901,200          British American Tobacco PLC                    50,121,558
  6,983,730          BT Group PLC                                    26,247,756
 43,633,700    @     Corus Group PLC                                 50,056,172
 11,912,000          Friends Provident PLC                           31,929,163
  8,852,100          Granada PLC                                     16,602,694
  2,945,600    @     HSBC Holdings PLC                               35,030,472
 18,801,490          Imperial Chemical Industries PLC                87,234,190
 30,391,298          Invensys PLC                                    47,592,963
 12,138,607          Marks & Spencer Group PLC                       70,201,176
  6,983,730    @     mmO2 PLC                                         4,425,494
  5,421,000          Reuters Group PLC                               37,905,800
  1,330,000          Rolls-Royce PLC                                  3,681,207
  9,807,000          Royal & Sun Alliance Insurance Group            43,144,769
 10,000,000          Safeway PLC                                     44,285,200
  8,735,650          South African Breweries PLC                     70,627,403
  7,959,000          Unilever PLC                                    72,812,036
                                                                   ------------
                     TOTAL UNITED KINGDOM                           754,432,093
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
International
Value
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                Value
--------------------------------------------------------------------------------

            VENEZUELA: 0.26%
  596,537   Compania Anonima Nacional Telefonos de
              Venezuela ADR                                      $    8,733,302
                                                                 --------------
            TOTAL VENEZUELA                                           8,733,302
                                                                 --------------
            Total Common Stock (Cost $3,444,780,028)              3,218,150,075
                                                                 --------------

            TOTAL INVESTMENTS IN SECURITIES
              (COST $3,444,780,028)*                    97.12%   $3,218,150,075
            OTHER ASSETS AND LIABILITIES-NET             2.88%       95,566,940
                                                       ------    --------------
                             NET ASSETS                100.00%   $3,313,717,015
                                                       ======    ==============

@    Non-Income producing security
ADR  American Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal Income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

       Gross Unrealized Appreciation                              $ 278,417,607
       Gross Unrealized Depreciation                               (505,047,560)
                                                                  -------------
       Net Unrealized Depreciation                                $(226,629,953)
                                                                  =============

                 See Accompanying Notes to Financial Statements

ING
International
Value
Fund
     PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Aerospace/Defense                                                       1.97%
Agriculture                                                             3.28%
Auto Parts & Equipment                                                  1.71%
Banks                                                                  15.83%
Beverages                                                               3.10%
Chemicals                                                               4.89%
Computers                                                               1.70%
Electric                                                                5.19%
Electrical Components & Equipment                                       0.93%
Food                                                                    3.53%
Holding Companies-Diversified                                           1.68%
Home Builders                                                           1.07%
Home Furnishings                                                        2.61%
Insurance                                                               5.46%
Iron/Steel                                                              3.00%
Machinery-Construction & Mining                                         1.05%
Machinery-Diversified                                                   0.58%
Media                                                                   1.64%
Miscellaneous Manufacturing                                             2.84%
Oil & Gas                                                              10.27%
Pharmaceuticals                                                         2.88%
Retail                                                                  2.12%
Telecommunications                                                     19.79%
Other Assets and Liabilities, Net                                       2.88%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
Precious
Metals
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCKS: 98.75%
                   AUSTRALIA: 11.21%
 1,805,00    @     Aurion Gold Ltd.                                $  3,112,853
6,000,000    @     Lihir Gold Ltd.                                    4,480,665
  500,000    @     Newcrest Mining Ltd.                               1,719,200
                                                                   ------------
                   TOTAL AUSTRALIA                                    9,312,718
                                                                   ------------
                   CANADA: 35.91%
  278,500          Agnico-Eagle Mines Ltd.                            3,868,365
   82,700          Barrick Gold Corp.                                 1,659,789
  543,900    @     Glamis Gold Ltd.                                   3,312,351
  226,400    A     Goldcorp, Inc.                                     4,032,184
1,248,600    @     Iamgold Corp.                                      5,614,996
3,000,000    @     Kinross Gold Corp.                                 5,040,000
  188,000   @,A    Meridian Gold, Inc.                                2,861,360
  200,000    @     PAN American Silver Corp.                          1,126,000
  163,500          Placer Dome, Inc.                                  1,921,125
  500,000    @     TVX Gold, Inc.                                       412,772
                                                                   ------------
                   TOTAL CANADA                                      29,848,942
                                                                   ------------
                   CAYMAN ISLANDS: 1.41%
   95,000    @     Apex Silver Mines Ltd.                             1,168,500
                                                                   ------------
                   TOTAL CAYMAN ISLANDS                               1,168,500
                                                                   ------------
                   GHANA: 3.01%
  500,000   @ #    Ashanti Goldfields Co. Ltd. GDR                    2,500,000
                                                                   ------------
                   TOTAL GHANA                                        2,500,000
                                                                   ------------
                   PERU: 7.33%
  150,000          Buenaventura SA ADR                                3,999,000
  157,009          Buenaventura SA                                    2,089,947
                                                                   ------------
                   TOTAL PERU                                         6,088,947
                                                                   ------------
                   SOUTH AFRICA: 22.82%
   30,000          Anglo American Platinum Corp. Ltd.              $  1,430,991
   95,000    A     Anglogold Ltd. ADR                                 2,546,000
  200,000    A     Gold Fields Ltd. ADR                               2,420,000
  477,900          Gold Fields Ltd.                                   5,764,115
  306,656          Harmony Gold Mining Co. Ltd.                       3,946,800
   43,960          Impala Platinum Holdings Ltd.                      2,862,011
                                                                   ------------
                   TOTAL SOUTH AFRICA                                18,969,917
                                                                   ------------
                   UNITED KINGDOM: 7.20%
1,300,000    @     Brancote Holdings PLC                              3,692,862
  134,400          Lonmin PLC                                         2,286,795
                                                                   ------------
                   TOTAL UNITED KINGDOM                               5,979,657
                                                                   ------------
                   UNITED STATES: 9.86%
  244,600    @     Freeport-McMoran Copper & Gold, Inc.               4,341,651
  135,000          Newmont Mining Corp.                               3,848,850
                                                                   ------------
                   TOTAL UNITED STATES                                8,190,501
                                                                   ------------
                   TOTAL COMMON STOCKS (COST $47,749,920)            82,059,182
                                                                   ------------

SHARES                                                                VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 1.44%
            U.S GOVERNMENT OBLIGATIONS: 1.44%
  1,200,000        Federal Home Loan Mortgage Corporation,
                     1.815%, due 5/1/02                               1,200,000
                                                                   ------------
                   Total Short-Term Investments
                     (Cost $1,200,000)                                1,200,000
                                                                   ------------
                   TOTAL INVESTMENTS IN SECURITIES
                     (COST $48,949,920)*                100.20%    $ 83,259,182
                   OTHER ASSETS AND LIABILITIES-NET      -0.20%        (164,339)
                                                        ------     ------------
                   NET ASSETS                           100.00%    $ 83,094,843
                                                        ======     ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
# Securities with purchases pursuant to Rule 144A, under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $ 34,309,262
       Gross Unrealized Depreciation                                         --
                                                                   ------------
       Net Unrealized Appreciation                                 $ 34,309,262
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Precious
Metals
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
Gold Mining                                                            75.03%
Metal-Diversified                                                       5.22%
Platinum                                                                7.92%
Precious Metals                                                         0.50%
Silver Mining                                                          10.09%
Sovereign Agency                                                        1.44%
Other Assets and Liabilities, Net                                      -0.20%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
Russia
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 80.40%
                  AIRLINES: 0.72%
 2,446,350        Aeroflot                                         $    905,150
                                                                   ------------
                  BANKS: 3.71%
    13,000        Bank Pekao SA GDR                                     358,150
    50,000        OTP Bank Rt. GDR                                      882,500
    20,000        Sberbank RF                                         3,430,000
                                                                   ------------
                                                                      4,670,650
                                                                   ------------
                  BEVERAGES: 2.86%
   750,000   @    Sun Interbrew Ltd. GDR                              3,600,000
                                                                   ------------
                  ELECTRIC: 7.67%
 2,998,689   @    Krasnoyarskenergo                                     353,845
 2,115,000        Lenenergo                                             740,250
56,050,000        Mosenergo                                           2,337,285
   300,000   A    Mosenergo ADR                                       1,290,000
   594,000   @    Permenergo                                          1,039,500
26,000,000   @    Unified Energy System                               3,879,200
                                                                   ------------
                                                                      9,640,080
                                                                   ------------
                  ENGINEERING & CONSTRUCTION: 1.25%
   256,000   @    United Heavy Machinery
                  Uralmash-Izhora Group ADR                           1,573,120
                                                                   ------------
                  FOOD: 2.16%
   115,000   @    Wimm-Bill-Dann Foods OJSC ADR                       2,708,250
                                                                   ------------
                  GAS: 2.55%
   200,000        Gazprom OAO ADR                                     3,200,000
                                                                   ------------
                  IRON/STEEL: 2.33%
    43,000        Cherepovets MK Severstal                            2,924,000
                                                                   ------------
                  MINING: 4.54%
   240,000   @    MMC Norilsk Nickel ADR                              5,700,000
                                                                   ------------
                  OIL & GAS: 36.41%
   200,000        Lukoil                                              3,550,000
    90,000   A    Lukoil ADR                                          6,489,900
    35,000        Mol Magyar Olajes Gazipari Rt. GDR                    726,250
 4,240,000        Sibneft                                             7,674,400
   145,982        Slavneft-Megionneftegaz                               987,568
   245,000        Surgutneftegaz ADR                                  4,733,400
   223,700   A    Tatneft ADR                                         3,623,940
 1,840,000        YUKOS                                              17,958,400
                                                                   ------------
                                                                     45,743,858
                                                                   ------------
                  PHARMACEUTICALS: 0.64%
    12,500        Gedeon Richter Rt. GDR                           $    798,750
                                                                   ------------
                  RETAIL: 0.30%
   235,000        Trade House GUM                                       357,200
    10,000        Trade House GUM ADR                                    22,500
                                                                   ------------
                                                                        379,700
                                                                   ------------
                  TELECOMMUNICATIONS: 15.26%
 6,831,400        Bashinformsvyaz                                       512,355
 3,500,000   @    Central Telecommunications Co.                      1,050,000
    44,610        Chelyabinsksvyazinform                                680,303
   129,600   @    Golden Telecom, Inc.                                2,234,304
   110,000        Mobile Telesystems ADR                              3,448,500
   120,000   @    Moscow City Telephone                                 852,000
   384,424   @    North-West Telecom                                    199,900
 1,098,882        Rostelecom                                          1,604,368
    20,000        Rostelecom ADR                                        180,200
   238,125        Rostov Region Electrosvyaz                            170,259
    39,500   @    Samarasvyazinform                                   1,066,500
   856,000        Svayzinform of Nizhny Novgorod                      1,001,520
33,510,200        Syberiantelecom                                       921,530
   214,000        Tyumentelecom                                         406,600
10,000,000        Uralsvyazinform                                       122,000
    42,500        Uralsvyazinform ADR                                   107,312
   110,000   @    Vimpel-Communications ADR                           2,607,000
 3,200,000   @    Vladimir Region Electrosvyaz                          320,000
24,197,700   @    Yuzhnaya Telecommunication Co.                      1,692,743
                                                                   ------------
                                                                     19,177,394
                                                                   ------------
                  Total Common Stock (Cost $74,372,852)             101,020,952
                                                                   ------------
PREFERRED STOCK: 8.31%
                  ELECTRIC: 1.59%
16,000,000   @    Unified Energy System                            $  2,000,000
                                                                   ------------
                  OIL & GAS: 5.17%
21,570,000        Surgutneftegaz                                      4,669,905
    80,000        Surgutneftegaz ADR                                  1,820,000
                                                                   ------------
                                                                      6,489,905
                                                                   ------------
                  TELECOMMUNICATIONS: 1.55%
 2,700,000   @    Central Telecommunications Co.                        418,500
   189,500   @    Moscow City Telephone                                 663,250
   110,000   @    North-West Telecom                                     24,200
    50,000        Rostelecom                                             37,750
     9,300   @    Samarasvyazinform                                     126,015
   427,000   @    Svayzinform of Nizhny Novgorod                        345,871
   419,949        Tyumentelecom                                         335,959
                                                                   ------------
                                                                      1,951,545
                                                                   ------------
                  Total Preferred Stock (Cost $7,646,897)            10,441,450
                                                                   ------------
                  Total Long-Term Investments
                    (Cost $82,019,749)                              111,462,402
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Russia
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Principal
Amount                                                                  Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 15.25%
                  U.S. GOVERNMENT OBLIGATIONS: 15.25%
$  5,500,000      Federal Home Loan Mortgage Corporation,
                    1.815%, due 05/01/02                           $  5,500,000
   3,100,000      U.S. Treasury Bills 1.644%, due 05/16/02            3,097,818
   2,300,000      U.S. Treasury Bills 1.748%, due 05/30/02            2,296,830
   8,300,000      U.S. Treasury Bills 1.720%, due 07/05/02            8,274,370
                                                                   ------------
                                                                     19,169,018
                                                                   ------------
                  Total Short-Term Investments
                    (Cost $19,169,018)                               19,169,018
                                                                   ------------
                  TOTAL INVESTMENTS IN SECURITIES
                    (COST $101,188,767)*                103.96%    $130,631,420
                  OTHER ASSETS AND LIABILITIES-NET       -3.96%      (4,979,951)
                                                        ------     ------------
                  NET ASSETS                            100.00%    $125,651,469
                                                        ======     ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $ 41,141,258
       Gross Unrealized Depreciation                                (11,698,605)
                                                                   ------------
       Net Unrealized Appreciation                                 $ 29,442,653
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Global
Communications
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCKS 99.21%
                       CANADA: 2.01%
    65,100      @      Nortel Networks Corp.                       $    221,340
                                                                   ------------
                       TOTAL CANADA                                     221,340
                                                                   ------------
                       FINLAND: 4.56%
    30,950             Nokia OYJ                                        500,470
                                                                   ------------
                       TOTAL FINLAND                                    500,470
                                                                   ------------
                       GUERNSEY: 3.35%
    16,930      @      Amdocs Ltd.                                      367,889
                                                                   ------------
                       TOTAL GUERNSEY                                   367,889
                                                                   ------------
                       HONG KONG: 2.05%
    68,720      @      China Mobile Hong Kong Ltd.                      225,129
                                                                   ------------
                       TOTAL HONG KONG                                  225,129
                                                                   ------------
                       JAPAN: 1.74%
        15             NTT Docomo, Inc.                                  37,950
        60      @      NTT Docomo, Inc.                                 152,732
                                                                   ------------
                       TOTAL JAPAN                                      190,682
                                                                   ------------
                       NETHERLANDS: 4.13%
    14,700             Koninklijke Philips Electronics NV               453,568
                                                                   ------------
                       TOTAL NETHERLANDS                                453,568
                                                                   ------------
                       SINGAPORE: 2.90%
    23,000      @      Flextronics International Ltd.                   318,550
                                                                   ------------
                       TOTAL SINGAPORE                                  318,550
                                                                   ------------
                       SPAIN: 0.83%
       167      @      Telefonica                                         1,786
     8,394      @      Telefonica SA                                     89,784
                                                                   ------------
                       TOTAL SPAIN                                       91,570
                                                                   ------------
                       SWEDEN: 1.11%
    48,700             Telefonaktiebolaget LM Ericsson                  122,118
                                                                   ------------
                       TOTAL SWEDEN                                     122,118
                                                                   ------------
                       SWITZERLAND: 2.43%
     8,600             STMicroelectronics NV                            267,134
                                                                   ------------
                       TOTAL SWITZERLAND                                267,134
                                                                   ------------
                       UNITED KINGDOM: 7.69%
   200,342      @      Colt Telecom Group PLC                            99,228
    43,790             Logica PLC                                       202,537
   336,295             Vodafone Group PLC                               542,562
                                                                   ------------
                       TOTAL UNITED KINGDOM                             844,327
                                                                   ------------
                       UNITED STATES: 66.41%
    26,100      @      ADC Telecommunications, Inc.                $    101,529
    18,000      @      Applied Micro Circuits Corp.                     121,500
    13,500      @      Broadcom Corp.                                   465,750
    33,880      @      CIENA Corp.                                      253,761
    33,400      @      Cisco Systems, Inc.                              489,310
     8,400      @      Comverse Technology, Inc.                        101,052
    11,440      @      Convergys Corp.                                  316,545
     4,440      @      CSG Systems International                        116,417
    30,700      @      Extreme Networks                                 275,993
    12,100      @      Intersil Corp.                                   324,885
    44,860      @      JDS Uniphase Corp.                               194,692
    22,010      @      Juniper Networks, Inc.                           222,521
    78,800     @,A     Lucent Technologies, Inc.                        362,480
    50,800      @      Micromuse, Inc.                                  414,528
     6,700      @      Micron Technology, Inc.                          158,790
    29,860      @      Openwave Systems, Inc.                           170,799
    22,940      @      PMC Sierra, Inc.                                 356,946
    15,340      @      RF Micro Devices, Inc.                           266,916
    31,400      @      Riverstone Networks, Inc.                        147,580
    42,700      @      Sanmina Corp.                                    444,080
    15,800             Scientific-Atlanta, Inc.                         316,000
    30,790      @      Sprint Corp (PCS Group)                          345,156
    46,460      @      Sycamore Networks, Inc.                          157,035
    13,500             Texas Instruments, Inc.                          417,555
     3,000             Verizon Communications, Inc.                     120,330
    35,720      @      Vitesse Semiconductor Corp.                      213,606
    43,500      @      WorldCom Inc.                                    107,837
     8,300      @      Xilinx, Inc.                                     313,408
                                                                   ------------
                       TOTAL UNITED STATES                            7,297,001
                                                                   ------------
                       TOTAL COMMON STOCKS (COST $23,612,058)        10,899,778
                                                                   ------------
                       TOTAL INVESTMENTS IN SECURITIES
                         (COST $23,612,058)*              99.21%   $ 10,899,778
                       OTHER ASSETS AND LIABILITIES-NET     .79%         86,283
                                                         ------    ------------
                       NET ASSETS                        100.00%   $ 10,986,061
                                                         ======    ============

@    Non-income producing security
ADR  American Depository Receipt
GDR  Global Depository Receipt
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $     79,125
       Gross Unrealized Depreciation                                (12,791,404)
                                                                   ------------
       Net Unrealized Depreciation                                 $(12,712,280)
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Global
Communications
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------

Commercial Services                                                     2.88%
Computers                                                               1.84%
Electronics                                                            11.07%
Internet                                                                2.90%
Semiconductors                                                         24.03%
Software                                                                4.83%
Telecommunications                                                     51.66%
Other Assets and Liabilities, Net                                       0.79%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
Global
Technology
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 101.10%
                   CANADA: 3.39%
   39,300    @     Celestica, Inc.                                 $  1,088,610
                                                                   ------------
                   TOTAL CANADA                                       1,088,610
                                                                   ------------
                   IRELAND: 0.55%
   27,705    @     SmartForce PLC ADR                                   178,670
                                                                   ------------
                   TOTAL IRELAND                                        178,670
                                                                   ------------
                   ISRAEL: 1.37%
   24,200    @     Check Point Software Technologies                    439,230
                                                                   ------------
                   TOTAL ISRAEL                                         439,230
                                                                   ------------
                   JAPAN: 1.33%
       13          NTT Data Corp.                                        57,987
       65          NTT DoCoMo, Inc.                                     165,258
    3,800          Sony Corp.                                           204,110
                                                                   ------------
                   TOTAL JAPAN                                          427,355
                                                                   ------------
                   NETHERLANDS: 2.37%
   33,500    @     ASML Holding NV                                      760,075
                                                                   ------------
                   TOTAL NETHERLANDS                                    760,075
                                                                   ------------
                   UNITED KINGDOM: 4.64%
   40,610    @     Amdocs Ltd.                                          882,455
  124,692          CMG PLC                                              326,695
   60,044          Logica PLC                                           277,714
                                                                   ------------
                   TOTAL UNITED KINGDOM                               1,486,864
                                                                   ------------
                   UNITED STATES: 87.45%
   48,250    @     Activision, Inc.                                 $ 1,518,910
   88,300    @     Advanced Micro Devices, Inc.                         987,194
   14,000    @     Analog Devices, Inc.                                 517,440
   37,775    @     AOL Time Warner, Inc.                                718,481
   38,400    @     Applied Materials, Inc.                              933,888
   59,400    @     BMC Software, Inc.                                   858,924
   10,500    @     Broadcom Corp.                                       362,250
   76,882    @     Cisco Systems, Inc.                                1,126,321
    6,993    @     Computer Sciences Corp.                              313,636
   81,000    @     Compuware Corp.                                      635,040
   21,609    @     Convergys Corp.                                      597,921
   20,400    @     Electronic Arts, Inc.                              1,204,620
   11,000          Electronic Data Systems Corp.                        596,860
  129,650    @     EMC Corp.-Mass.                                    1,185,001
   42,500    @     Fairchild Semiconductor Int'l, Inc.                1,144,950
   45,171          Intel Corp.                                        1,292,342
   19,062          International Business Machines Corp.              1,596,633
   64,900    @     Jabil Circuit, Inc.                                1,324,609
  153,500   @,A    Lucent Technologies, Inc.                            706,100
   35,900    @     Micromuse, Inc.                                      292,944
   16,040    @     Micron Technology, Inc.                              380,148
   29,044    @     Microsoft Corp.                                    1,517,839
   33,700          Motorola, Inc.                                       518,980
   11,300    @     Nvidia Corp.                                         393,353
   52,692    @     Oracle Corp.                                         529,028
   41,200    @     Peoplesoft, Inc.                                     954,604
   31,702    @     RF Micro Devices, Inc.                               551,615
    3,571    @     SAFLINK Corp.                                          4,928
  112,000    @     Sanmina Corp.                                      1,164,800
  122,816    @     Sun Microsystems, Inc.                             1,004,635
   19,100          Texas Instruments, Inc.                              590,763
   38,700    @     THQ, Inc.                                          1,356,822
   37,200    @     VeriSign, Inc.                                       344,100
   62,100    @     Vitesse Semiconductor Corp.                          371,358
   30,500    @     Yahoo, Inc.                                          450,181
                                                                   ------------
                   TOTAL UNITED STATES                               28,047,218
                                                                   ------------
         Total Common Stock (Cost $47,344,055)                     $ 32,428,022
                                                                   ------------
         TOTAL INVESTMENTS IN SECURITIES
         (COST $47,344,055)*                          101.10%      $ 32,428,022
         OTHER ASSETS AND LIABILITIES-NET              -1.10%          (354,064)
                                                      ------       ------------
                    NET ASSETS                        100.00%      $ 32,073,958
                                                      ======       ============

@    Non-income producing security
ADR  American Depository
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized depreciation consists of:

       Gross Unrealized Appreciation                              $   1,222,988
       Gross Unrealized Depreciation                                (16,139,021)
                                                                  -------------
       Net Unrealized Depreciation                                $ (14,916,033)
                                                                  =============

                 See Accompanying Notes to Financial Statements

ING
Global
Technology
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   PERCENTAGE OF
INDUSTRY                                                             NET ASSETS
--------------------------------------------------------------------------------
Commercial Services                                                     1.85%
Computers                                                              16.53%
Electronics                                                            11.17%
Home Furnishings                                                        0.64%
Internet                                                                3.85%
Media                                                                   2.24%
Semiconductors                                                         24.11%
Software                                                               28.21%
Telecommunications                                                     12.50%
Other Assets and Liabilities, Net                                      -1.10%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
Global
Real Estate
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

COMMON STOCK: 98.40%
                 AUSTRALIA: 8.43%
  271,000        Centro Properties Group                           $    518,317
  219,000        General Property Trust                                 323,559
   30,000        Lend Lease Corp. Ltd.                                  187,447
  139,700        Stockland Trust Group                                  329,486
   40,000        Westfield Holdings Ltd.                                346,634
  422,600        Westfield Trust                                        760,590
                                                                   ------------
                 TOTAL AUSTRALIA                                      2,466,033
                                                                   ------------
                 FRANCE: 2.56%
    5,200        Simco SA                                               383,909
    6,200        Union du Credit-Bail Immobilier                        364,237
                                                                   ------------
                 TOTAL FRANCE                                           748,146
                                                                   ------------
                 GERMANY: 0.52%
   13,500        IVG Holding AG                                         153,757
                                                                   ------------
                 TOTAL GERMANY                                          153,757
                                                                   ------------
                 HONG KONG: 9.15%
  401,000        Hang Lung Properties Ltd.                              449,895
  133,000        Henderson Land Development                             648,028
  105,000        Hongkong Land Holdings Ltd.                            181,650
  160,000        Sun Hung Kai Properties Ltd.                         1,395,042
                                                                   ------------
                 TOTAL HONG KONG                                      2,674,615
                                                                   ------------
                 ITALY: 0.98%
  513,900        Beni Stabili S.p.A.                                    285,480
                                                                   ------------
                 TOTAL ITALY                                            285,480
                                                                   ------------
                 JAPAN: 4.00%
   50,000        Daibiru Corp.                                          266,620
       50        Japan Real Estate Investment Corp.                     197,338
   40,000        Mitsubishi Estate Co. Ltd.                             289,584
      100        Office Building Fund of Japan, Inc.                    416,472
                                                                   ------------
                 TOTAL JAPAN                                          1,170,014
                                                                   ------------
                 NETHERLANDS: 6.40%
   21,000        Corio NV                                               510,877
    3,700        Rodamco Europe NV                                      144,711
   19,400        Vastned NV                                             724,872
    9,900        Wereldhave NV                                          491,132
                                                                   ------------
                 TOTAL NETHERLANDS                                    1,871,592
                                                                   ------------
                 SINGAPORE: 1.28%
  202,000        CapitaLand Ltd.                                   $    193,925
   53,000        City Developments Ltd.                                 181,301
                                                                   ------------
                 TOTAL SINGAPORE                                        375,226
                                                                   ------------
                 SPAIN: 0.78%
   42,800        Inmobiliaria Urbis SA                                  228,512
                                                                   ------------
                 TOTAL SPAIN                                            228,512
                                                                   ------------
                 UNITED KINGDOM: 9.46%
   49,000        British Land Co. PLC                                   402,587
   50,000   @    Canary Wharf Group PLC                                 342,518
  110,000        Capital & Regional PLC                                 459,095
   59,900        Land Securities PLC                                    831,581
   22,800        Liberty Intl. PLC                                      195,132
   48,100        Pillar Property PLC                                    303,402
   38,500        Slough Estates PLC                                     232,472
                                                                   ------------
                 TOTAL UNITED KINGDOM                                 2,766,787
                                                                   ------------
                 UNITED STATES: 54.84%
   21,600        AMB Property Corp.                                     605,664
    9,400        Apartment Investment & Management Co.                  461,540
   21,500        Archstone-Smith Trust                                  579,640
   21,700        Arden Realty, Inc.                                     610,855
    7,400        Boston Properties, Inc.                                288,452
   22,200        Camden Property Trust                                  883,560
   18,100        CarrAmerica Realty Corp.                               581,372
   27,200        Developers Diversified Realty Corp.                    601,120
   29,137        Equity Office Properties Trust                         834,192
   29,200        Equity Residential Properties Trust                    823,440
   18,400        Federal Realty Investment Trust                        495,880
   15,800        Glimcher Realty Trust                                  307,310
   15,300        Health Care REIT, Inc.                                 431,460
   14,000   @    Heritage Property Investment Trust                     345,100
   12,000        Hospitality Properties Trust                           408,000
   14,500        LaSalle Hotel Properties                               232,000
   22,000        Liberty Property Trust                                 702,900
   12,900        The Macerich Co.                                       378,615
   13,400        Mack-Cali Realty Corp.                                 439,520
   22,200        New Plan Excel Realty Trust                            434,010
   28,400        Prologis Trust                                         630,480
   27,000        Regency Centers Corp.                                  793,800
   13,100        RFS Hotel Investors, Inc.                              198,858
   18,000        The Rouse Co.                                          582,480
   18,200        Simon Property Group, Inc.                             614,250
   35,900        Starwood Hotels & Resorts Worldwide, Inc.            1,357,020
   13,400        Vornado Realty Trust                                   590,940
   86,400        Winston Hotels, Inc.                                   824,256
                                                                   ------------
                 TOTAL UNITED STATES                                 16,036,714
                                                                   ------------
                 Total Common Stock (Cost $26,052,634)             $ 28,776,876
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Global
Real Estate
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------

                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $ 26,052,634)*                 98.40%     $ 28,776,876
                 OTHER ASSETS AND LIABILITIES-NET        1.60%          467,058
                                                       ------      ------------
                 NET ASSETS                            100.00%     $ 29,243,934
                                                       ======      ============

@    Non-income producing security
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $  2,991,328
       Gross Unrealized Depreciation                                   (267,086)
                                                                   ------------
       Net Unrealized Appreciation                                 $  2,724,242
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Global
Real Estate
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
Closed-end Funds                                                        0.49%
Hotels & Motels                                                         4.64%
Property Trust                                                          6.61%
Real Estate Management/Service                                         13.67%
Real Estate Operations/Development                                     20.69%
REITS-Apartments                                                        9.40%
REITS-Diversified                                                       4.42%
REITS-Health Care                                                       1.48%
REITS-Hotels                                                            5.69%
REITS-Office Property                                                  11.52%
REITS-Regional Malls                                                    5.39%
REITS-Shopping Centers                                                 10.17%
REITS-Warehouse/Industries                                              4.23%
Other Assets and Liabilities, Net                                       1.60%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======

                 See Accompanying Notes to Financial Statements

ING
Worldwide
Growth
Fund
            PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
COMMON STOCK: 95.76%
                    AUSTRALIA: 0.83%
   570,400          QBE Insurance Group Ltd.                       $  2,240,130
                                                                   ------------
                    TOTAL AUSTRALIA                                   2,240,130
                                                                   ------------
                    BELGIUM: 0.57%
    34,200          Omega Pharma SA                                   1,533,440
                                                                   ------------
                    TOTAL BELGIUM                                     1,533,440
                                                                   ------------
                    BRAZIL: 1.10%
    52,800    A     Banco Bradesco SA ADR                             1,563,408
    61,673          Empresa Brasileira de Aeronautica SA ADR          1,420,329
                                                                   ------------
                    TOTAL BRAZIL                                      2,983,737
                                                                   ------------
                    CANADA: 3.05%
    52,500          Alcan, Inc.                                       1,923,075
   117,300    @     Bombardier, Inc.                                    993,531
    48,800          Cameco Corp.                                      1,320,040
    82,432          Encana Corp.                                      2,592,267
   117,600          Placer Dome, Inc.                                 1,381,800
                                                                   ------------
                    TOTAL CANADA                                      8,210,713
                                                                   ------------
                    DENMARK: 0.87%
    32,800          Novo-Nordisk A/S                                    961,201
    47,700    A     TDC A/S                                           1,374,740
                                                                    -----------
                    TOTAL DENMARK                                     2,335,941
                                                                    -----------
                    FINLAND: 0.37%
    79,600          Stora Enso OYJ                                    1,009,612
                                                                    -----------
                    TOTAL FINLAND                                     1,009,612
                                                                    -----------
                    FRANCE: 7.35%
    44,100          Aventis SA                                        3,130,774
    89,830          AXA                                               1,904,687
    65,800          Credit Agricole SA                                1,389,841
    36,000    A     France Telecom ADR                                  885,600
    77,800          Havas Advertising                                   581,392
   110,355   @,A    Infogrames Entertainment SA                         943,902
    34,500          Schneider Electric SA                             1,663,374
    44,400          Societe Generale                                  3,038,141
    13,820          Total FinaElf SA                                  2,092,885
    49,500          Valeo SA                                          2,116,948
    63,524          Vivendi Universal SA                              2,024,090
                                                                    -----------
                    TOTAL FRANCE                                     19,771,634
                                                                    -----------
                    GERMANY: 2.50%
    11,700          Allianz AG                                        2,749,399
    38,654    A     Deutsche Bank AG                                  2,560,741
    27,600          E.ON AG                                           1,427,613
                                                                    -----------
                    TOTAL GERMANY                                     6,737,753
                                                                    -----------
                    HONG KONG: 1.51%
   107,942    @     China Mobile Hong Kong Ltd. ADR                $  1,792,917
 2,012,000          Cosco Pacific Ltd.                                1,586,578
   388,000          Hong Kong Exchanges and Clearing Ltd.               694,008
                                                                    -----------
                    TOTAL HONG KONG                                   4,073,503
                                                                    -----------
                    IRELAND: 2.65%
   114,300          Bank of Ireland                                   1,332,685
    93,700          CRH PLC                                           1,623,984
   101,600          Irish Life & Permanent PLC                        1,381,281
   517,890    @     Ryanair Holdings PLC                              2,807,019
                                                                    -----------
                    TOTAL IRELAND                                     7,144,969
                                                                    -----------
                    ISRAEL: 1.09%
    52,250          Teva Pharmaceutical Industries ADR                2,926,523
                                                                    -----------
                    TOTAL ISRAEL                                      2,926,523
                                                                    -----------
                    ITALY: 0.57%
   199,900          Banca Fideuram S.p.A.                             1,526,230
                                                                    -----------
                    TOTAL ITALY                                       1,526,230
                                                                    -----------
                    JAPAN: 6.13%
    18,700          Advantest Corp.                                   1,346,528
    13,600          Drake Beam Morin Japan, Inc.                        439,359
    22,560          Fancl Corp.                                         718,281
    60,000          Nomura Holdings, Inc.                               836,058
       670    A     NTT DoCoMo, Inc.                                  1,703,425
    41,000          Otsuka Kagu Ltd.                                  1,563,911
   140,000          Sekisui House Ltd.                                  962,323
    89,300          Sony Corp.                                        4,796,590
    16,200          Takefuji Corp.                                    1,170,294
    70,100          Toyota Motor Corp.                                1,909,933
    61,000    A     Yamato Transport Co. Ltd.                         1,035,186
                                                                   ------------
                    TOTAL JAPAN                                      16,481,888
                                                                   ------------
                    NETHERLANDS: 4.04%
    71,700    @     ASML Holding NV                                   1,626,788
   117,400    @     ASML Holding NV ADR                               2,621,542
    58,780          Koninklijke Ahold NV                              1,468,601
   108,223          Koninklijke Philips Electronics NV                3,339,220
    34,400          Royal Dutch Petroleum Co                          1,821,156
                                                                   ------------
                    TOTAL NETHERLANDS                                10,877,307
                                                                   ------------
                    SINGAPORE: 0.26%
 1,119,000    @     Neptune Orient Lines Ltd.                      $    691,484
                                                                   ------------
                    TOTAL SINGAPORE                                     691,484
                                                                   ------------
                    SPAIN: 1.83%
    62,600          Banco Popular Espanol                             2,565,031
    70,000    @     Sogecable SA                                      1,451,454
     1,650    @     Telefonica                                           17,649
    82,500    @     Telefonica SA                                       882,433
                                                                   ------------
                    TOTAL SPAIN                                       4,916,567
                                                                   ------------
                    SWEDEN: 1.02%
   348,200    A     Swedish Match AB                                  2,741,226
                                                                   ------------
                    TOTAL SWEDEN                                      2,741,226
                                                                   ------------
                    SWITZERLAND: 4.52%
     5,100    A     Givaudan                                          1,899,488
     5,570          Nestle SA                                         1,315,478
    50,280          Novartis AG                                       2,106,756
    47,850          Roche Holding AG                                  3,621,871
    29,900          STMicroelectronics NV                               920,621
    47,460          UBS AG                                            2,285,642
                                                                   ------------
                    TOTAL SWITZERLAND                                12,149,856
                                                                   ------------
                    TAIWAN: 3.62%
   239,300    @     Taiwan Semiconductor Manufacturing
                      Co. Ltd. ADR                                    4,235,610
   544,000   @,A    United Microelectronics Corp. ADR                 5,494,400
                                                                   ------------
                    TOTAL TAIWAN                                      9,730,010
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Worldwide
Growth
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
                 UNITED KINGDOM: 10.77%
  214,300        BAA PLC                                           $  2,013,571
   95,600        Barclays PLC                                           836,984
  377,600        BP PLC                                               3,220,653
  163,100   @    British Sky Broadcasting PLC                         1,824,737
  458,752        Cadbury Schweppes PLC                                3,478,434
  410,400        Capita Group PLC                                     2,282,293
  112,114        Diageo PLC                                           1,487,864
  103,100        Imperial Tobacco Group PLC                           1,459,856
  150,000        London Stock Exchange PLC                              996,417
  157,600        Pearson PLC                                          1,896,362
  225,900        Provident Financial PLC                              2,336,467
   88,500        Reckitt Benckiser PLC                                1,566,407
  164,000        Reed Elsevier PLC                                    1,605,455
   48,650        Rio Tinto PLC                                          903,604
   41,125        Royal Bank of Scotland Group PLC                     1,179,006
  107,200        United Business Media PLC                              818,297
  666,122        Vodafone Group PLC                                   1,074,688
                                                                   ------------
                 TOTAL UNITED KINGDOM                                28,981,095
                                                                   ------------
                 UNITED STATES: 41.11%
   21,200        3M Co.                                               2,666,960
   36,300   A    Adobe Systems, Inc.                                  1,450,548
   83,200   @    Agilent Technologies, Inc.                           2,500,160
   55,000        American Express Co.                                 2,255,550
   27,900        Anheuser-Busch Cos., Inc.                            1,478,700
  123,400   @    Applied Materials, Inc.                              3,001,088
  102,100        Baker Hughes, Inc.                                   3,847,128
   43,400        Bank of America Corp.                                3,145,632
   48,700        Baxter Int'l, Inc.                                   2,771,030
   85,000   @    Bed Bath & Beyond, Inc.                              3,159,450
   42,200        Capital One Financial Corp.                          2,527,358
   85,600        Carnival Corp.                                       2,851,336
   38,600   @    Cisco Systems, Inc.                                    565,490
   13,099        Citigroup, Inc.                                        567,186
   84,700   @    Concord EFS, Inc.                                    2,678,544
   26,100        General Dynamics Corp.                               2,534,049
   61,800        General Motors Corp.                                 3,964,470
  125,800        JC Penney Co., Inc.                                  2,734,892
   30,200   @    Kla-Tencor Corp.                                     1,780,894
   33,900   @    Kohls Corp.                                          2,498,430
   16,700   @    Lexmark Int'l, Inc.                                    998,326
   47,200        Linear Technology Corp.                              1,834,192
   42,600        Lockheed Martin Corp.                                2,679,540
  105,800        Mattel, Inc.                                         2,183,712
  122,500        Motorola, Inc.                                       1,886,500
   42,500   @    Novellus Systems, Inc.                               2,014,500
   23,100        The Progressive Corp.                                1,328,250
   58,800        Schlumberger Ltd.                                    3,219,300
   47,700        Sears Roebuck and Co.                                2,516,175
  120,000   @    Sprint Corp.-PCS Group                               1,345,200
   37,000   @    Tenet Healthcare Corp.                               2,714,690
  121,000   @    Teradyne, Inc.                                       3,986,950
  121,600        Texas Instruments, Inc.                              3,761,088
   50,500   @    Tricon Global Restaurants, Inc.                      3,184,530
  118,300   @    Univision Communications, Inc.                       4,727,268
   80,000        US Bancorp                                           1,896,000
  128,700   @    USA Networks, Inc.                                   3,849,417
   34,100   @    Vertex Pharmaceuticals, Inc.                           725,307
   76,400   @    Viacom, Inc.                                         3,598,440
  163,400        Walt Disney Co.                                      3,787,612
   48,300   @    Weatherford Int'l, Inc.                           $  2,408,721
   42,100   @    Wellpoint Health Networks                            3,160,868
   49,000        Wells Fargo & Co.                                    2,506,350
   22,200        Weyerhaeuser Co.                                     1,323,342
                                                                   ------------
                 TOTAL UNITED STATES                                110,615,173
                                                                   ------------
                 TOTAL COMMON STOCK (COST $251,157,700)             257,678,791
                                                                   ------------

                 See Accompanying Notes to Financial Statements

ING
Worldwide
Growth
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

Shares                                                                 Value
--------------------------------------------------------------------------------
PREFERRED STOCK: 1.52%
                 GERMANY: 1.52%
   21,159    A   Henkel KGaA                                       $  1,390,496
   49,900        Rhoen Klinikum AG                                    2,695,648
                                                                   ------------
                 TOTAL GERMANY                                        4,086,144
                                                                   ------------
                 TOTAL PREFERRED STOCK (COST $4,143,632)              4,086,144
                                                                   ------------

Principal
 Amount                                                                Value
--------------------------------------------------------------------------------
U. S. GOVERNMENT OBLIGATIONS: 1.78%
$21,300,000      U.S. Treasury Strip, 0.000%, due 11/15/27         $  4,788,752
                                                                   ------------
                 TOTAL U.S. GOVERNMENT OBLIGATIONS
                   (COST $4,995,974)                                  4,788,752
                                                                   ------------
                 TOTAL LONG-TERM INVESTMENTS
                   (COST $260,297,306)                              266,553,687
                                                                   ------------

Principal
  Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS: 0.85%
$  2,300,000     Federal Home Loan Mortgage Corporation,
                   1.815%, due 05/01/2002                          $  2,300,000
                                                                   ------------
                 TOTAL SHORT-TERM INVESTMENTS
                   (COST $2,300,000)                                  2,300,000
                                                                   ------------
                 TOTAL INVESTMENTS IN SECURITIES
                   (COST $262,597,306)*                99.91%      $268,853,687
                 OTHER ASSETS AND LIABILITIES-NET       0.09%           237,067
                                                      ------       ------------
                 NET ASSETS                           100.00%      $269,090,754
                                                      ======       ============

@    Non-income producing security
ADR  American Depository Receipt
A Loaned security, a portion or all of the security is on loan at April 30, 2002.
* Cost for federal income tax purposes is the same as for financial statement purposes. Net unrealized appreciation consists of:

       Gross Unrealized Appreciation                               $ 19,257,358
       Gross Unrealized Depreciation                                (13,000,977)
                                                                   ------------
       Net Unrealized Appreciation                                 $  6,256,381
                                                                   ============

                 See Accompanying Notes to Financial Statements

ING
Worldwide
Growth
Fund
      PORTFOLIO OF INVESTMENTS as of April 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

                                                                   Percentage of
Industry                                                             Net Assets
--------------------------------------------------------------------------------
Advertising                                                             0.21%
Aerospace/Defense                                                       2.47%
Agriculture                                                             1.56%
Airlines                                                                1.04%
Auto Manufacturers                                                      2.18%
Auto Parts & Equipment                                                  0.79%
Banks                                                                   9.03%
Beverages                                                               1.10%
Building Materials                                                      0.60%
Chemicals                                                               0.71%
Commercial Services                                                     3.35%
Computers                                                               0.37%
Cosmetics/Personal Care                                                 0.27%
Diversified Financial Services                                          5.31%
Electric                                                                0.53%
Electronics                                                             2.67%
Engineering & Construction                                              0.75%
Food                                                                    2.33%
Forest Products & Paper                                                 0.87%
Hand/Machine Tools                                                      0.62%
Healthcare-Products                                                     1.03%
Healthcare-Services                                                     3.19%
Home Builders                                                           0.36%
Home Furnishings                                                        1.78%
Household Products/Wares                                                1.10%
Insurance                                                               3.06%
Leisure Time                                                            1.06%
Media                                                                   8.76%
Mining                                                                  2.05%
Miscellaneous Manufacturing                                             1.36%
Oil & Gas                                                               3.61%
Oil & Gas Services                                                      3.52%
Pharmaceuticals                                                         5.58%
Retail                                                                  5.82%
Semiconductors                                                         11.62%
Software                                                                0.89%
Sovereign                                                               2.63%
Telecommunications                                                      4.28%
Toys/Games/Hobbies                                                      0.81%
Transportation                                                          0.64%
Other Assets and Liabilities, Net                                       0.09%
                                                                      ------
NET ASSETS                                                            100.00%
                                                                      ======


                 See Accompanying Notes to Financial Statements

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Retail Funds (formerly Pilgrim Retail funds) and Variable Products held February 21, 2002, at the offices of ING 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

A brief description of each matter voted upon as well as the results are outlined below:

                                           SHARES VOTED
                         SHARES VOTED       AGAINST OR        SHARES         BROKER          TOTAL
                              FOR            WITHHELD        ABSTAINED      NON-VOTE      SHARES VOTED
                         ------------      ------------      ---------      --------      ------------
1.   To elect twelve (12) members of the Boards of Directors/Trustees to hold office until the election and qualification of their successors.

ING International Fund (formerly Pilgrim International Fund)
Paul S. Doherty            4,680,712          42,148            --             --           4,722,860
J. Michael Earley          4,680,712          42,148            --             --           4,722,860
R. Barbara Gitenstein      4,680,553          42,307            --             --           4,722,860
Walter H. May              4,680,712          42,148            --             --           4,722,860
Thomas J. McInerney        4,680,712          42,148            --             --           4,722,860
Jock Patton                4,680,712          42,148            --             --           4,722,860
David W.C. Putnam          4,680,712          42,148            --             --           4,722,860
Blaine E. Rieke            4,680,712          42,148            --             --           4,722,860
Robert C. Salipante        4,680,712          42,148            --             --           4,722,860
John G. Turner             4,680,712          42,148            --             --           4,722,860
Roger B. Vincent           4,680,712          42,148            --             --           4,722,860
Richard A. Wedemeyer       4,680,553          42,307            --             --           4,722,860

ING International Value Fund (formerly Pilgrim International Value Fund)
Paul S. Doherty          191,290,777       3,658,735            --             --         194,949,512
J. Michael Earley        191,366,099       3,583,413            --             --         194,949,512
R. Barbara Gitenstein    191,307,588       3,641,924            --             --         194,949,512
Walter H. May            191,322,764       3,626,748            --             --         194,949,512
Thomas J. McInerney      191,296,776       3,652,736            --             --         194,949,512
Jock Patton              191,263,843       3,685,669            --             --         194,949,512
David W.C. Putnam        191,346,673       3,602,839            --             --         194,949,512
Blaine E. Rieke          191,294,242       3,655,270            --             --         194,949,512
Robert C. Salipante      191,308,684       3,640,828            --             --         194,949,512
John G. Turner           191,335,679       3,613,833            --             --         194,949,512
Roger B. Vincent         191,364,776       3,584,736            --             --         194,949,512
Richard A. Wedemeyer     191,292,876       3,656,636            --             --         194,949,512

ING Asia-Pacific Equity Fund (formerly Pilgrim Asia-Pacific Equity Fund)
Paul S. Doherty            2,441,090          84,178            --             --           2,525,268
J. Michael Earley          2,441,273          83,995            --             --           2,525,268
R. Barbara Gitenstein      2,440,126          85,142            --             --           2,525,268
Walter H. May              2,441,185          84,083            --             --           2,525,268
Thomas J. McInerney        2,441,273          83,995            --             --           2,525,268
Jock Patton                2,441,273          83,995            --             --           2,525,268
David W.C. Putnam          2,441,185          84,083            --             --           2,525,268
Blaine E. Rieke            2,441,178          84,090            --             --           2,525,268
Robert C. Salipante        2,441,273          83,995            --             --           2,525,268
John G. Turner             2,441,185          84,083            --             --           2,525,268
Roger B. Vincent           2,441,059          84,209            --             --           2,525,268
Richard A. Wedemeyer       2,441,273          83,995            --             --           2,525,268

ING Global Real Estate Fund (formerly Pilgrim Global Real Estate Fund)
Paul S. Doherty            2,300,256              --            --             --           2,300,256
J. Michael Earley          2,300,256              --            --             --           2,300,256
R. Barbara Gitenstein      2,300,256              --            --             --           2,300,256
Walter H. May              2,300,256              --            --             --           2,300,256
Thomas J. McInerney        2,300,256              --            --             --           2,300,256
Jock Patton                2,300,256              --            --             --           2,300,256
David W.C. Putnam          2,300,256              --            --             --           2,300,256
Blaine E. Rieke            2,300,256              --            --             --           2,300,256
Robert C. Salipante        2,300,256              --            --             --           2,300,256
John G. Turner             2,300,256              --            --             --           2,300,256
Roger B. Vincent           2,300,256              --            --             --           2,300,256
Richard A. Wedemeyer       2,300,256              --            --             --           2,300,256

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

                                           SHARES VOTED
                         SHARES VOTED       AGAINST OR        SHARES         BROKER          TOTAL
                              FOR            WITHHELD        ABSTAINED      NON-VOTE      SHARES VOTED
                         ------------      ------------      ---------      --------      ------------
ING Global Technology Fund (formerly Pilgrim Global Information Technology Fund)
Paul S. Doherty            4,681,711          33,188            --             --           4,714,899
J. Michael Earley          4,680,844          34,055            --             --           4,714,899
R. Barbara Gitenstein      4,679,977          34,922            --             --           4,714,899
Walter H. May              4,681,627          33,272            --             --           4,714,899
Thomas J. McInerney        4,680,733          34,166            --             --           4,714,899
Jock Patton                4,681,495          33,404            --             --           4,714,899
David W.C. Putnam          4,681,627          33,272            --             --           4,714,899
Blaine E. Rieke            4,680,935          33,964            --             --           4,714,899
Robert C. Salipante        4,680,302          34,597            --             --           4,714,899
John G. Turner             4,680,060          34,839            --             --           4,714,899
Roger B. Vincent           4,680,262          34,637            --             --           4,714,899
Richard A. Wedemeyer       4,681,045          33,854            --             --           4,714,899

ING European Equity Fund (formerly Pilgrim European Equity Fund)
Paul S. Doherty            2,451,688           3,071            --             --           2,454,759
J. Michael Earley          2,451,688           3,071            --             --           2,454,759
R. Barbara Gitenstein      2,451,688           3,071            --             --           2,454,759
Walter H. May              2,451,688           3,071            --             --           2,454,759
Thomas J. McInerney        2,451,688           3,071            --             --           2,454,759
Jock Patton                2,451,688           3,071            --             --           2,454,759
David W.C. Putnam          2,451,688           3,071            --             --           2,454,759
Blaine E. Rieke            2,451,688           3,071            --             --           2,454,759
Robert C. Salipante        2,451,688           3,071            --             --           2,454,759
John G. Turner             2,451,688           3,071            --             --           2,454,759
Roger B. Vincent           2,451,688           3,071            --             --           2,454,759
Richard A. Wedemeyer       2,451,688           3,071            --             --           2,454,759

ING Global Communications Fund (formerly Pilgrim Global Communications Fund)
Paul S. Doherty            7,201,840          97,936            --             --           7,299,776
J. Michael Earley          7,201,471          98,305            --             --           7,299,776
R. Barbara Gitenstein      7,199,436         100,340            --             --           7,299,776
Walter H. May              7,200,709          99,067            --             --           7,299,776
Thomas J. McInerney        7,200,835          98,941            --             --           7,299,776
Jock Patton                7,201,366          98,410            --             --           7,299,776
David W.C. Putnam          7,201,050          98,726            --             --           7,299,776
Blaine E. Rieke            7,201,651          98,125            --             --           7,299,776
Robert C. Salipante        7,191,462         108,314            --             --           7,299,776
John G. Turner             7,190,055         109,721            --             --           7,299,776
Roger B. Vincent           7,191,604         108,172            --             --           7,299,776
Richard A. Wedemeyer       7,190,993         108,783            --             --           7,299,776

ING Worldwide Growth Fund (formerly Pilgrim Worldwide Growth Fund)
Paul S. Doherty           17,535,279         327,816            --             --          17,863,095
J. Michael Earley         17,536,622         326,473            --             --          17,863,095
R. Barbara Gitenstein     17,532,308         330,787            --             --          17,863,095
Walter H. May             17,540,195         322,900            --             --          17,863,095
Thomas J. McInerney       17,538,297         324,798            --             --          17,863,095
Jock Patton               17,531,894         331,201            --             --          17,863,095
David W.C. Putnam         17,539,662         323,433            --             --          17,863,095
Blaine E. Rieke           17,536,848         326,247            --             --          17,863,095
Robert C. Salipante       17,531,467         331,628            --             --          17,863,095
John G. Turner            17,535,081         328,014            --             --          17,863,095
Roger B. Vincent          17,536,324         326,771            --             --          17,863,095
Richard A. Wedemeyer      17,537,813         325,282            --             --          17,863,095

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

                                           SHARES VOTED
                         SHARES VOTED       AGAINST OR        SHARES         BROKER          TOTAL
                              FOR            WITHHELD        ABSTAINED      NON-VOTE      SHARES VOTED
                         ------------      ------------      ---------      --------      ------------
ING Emerging Countries Fund (formerly Pilgrim Emerging Countries Fund)
Paul S. Doherty            6,671,708         129,795            --             --           6,801,503
J. Michael Earley          6,676,030         125,473            --             --           6,801,503
R. Barbara Gitenstein      6,671,213         130,290            --             --           6,801,503
Walter H. May              6,674,008         127,495            --             --           6,801,503
Thomas J. McInerney        6,675,885         125,618            --             --           6,801,503
Jock Patton                6,674,877         126,626            --             --           6,801,503
David W.C. Putnam          6,675,831         125,672            --             --           6,801,503
Blaine E. Rieke            6,673,647         127,856            --             --           6,801,503
Robert C. Salipante        6,674,903         126,600            --             --           6,801,503
John G. Turner             6,675,479         126,024            --             --           6,801,503
Roger B. Vincent           6,676,573         124,930            --             --           6,801,503
Richard A. Wedemeyer       6,672,185         129,318            --             --           6,801,503

ING International Core Growth Fund (formerly Pilgrim International Core Growth Fund)
Paul S. Doherty            2,059,530          30,347            --             --           2,089,877
J. Michael Earley          2,059,530          30,347            --             --           2,089,877
R. Barbara Gitenstein      2,059,530          30,347            --             --           2,089,877
Walter H. May              2,059,530          30,347            --             --           2,089,877
Thomas J. McInerney        2,059,059          30,818            --             --           2,089,877
Jock Patton                2,058,849          31,028            --             --           2,089,877
David W.C. Putnam          2,059,530          30,347            --             --           2,089,877
Blaine E. Rieke            2,059,530          30,347            --             --           2,089,877
Robert C. Salipante        2,059,059          30,818            --             --           2,089,877
John G. Turner             2,059,530          30,347            --             --           2,089,877
Roger B. Vincent           2,059,530          30,347            --             --           2,089,877
Richard A. Wedemeyer       2,059,530          30,347            --             --           2,089,877

ING International SmallCap Growth Fund (formerly Pilgrim International SmallCap Growth Fund)
Paul S. Doherty           13,128,405         124,123            --             --          13,252,528
J. Michael Earley         13,134,143         118,385            --             --          13,252,528
R. Barbara Gitenstein     13,127,855         124,673            --             --          13,252,528
Walter H. May             13,129,963         122,565            --             --          13,252,528
Thomas J. McInerney       13,131,813         120,715            --             --          13,252,528
Jock Patton               13,130,774         121,754            --             --          13,252,528
David W.C. Putnam         13,132,737         119,791            --             --          13,252,528
Blaine E. Rieke           13,129,542         122,986            --             --          13,252,528
Robert C. Salipante       13,129,541         122,987            --             --          13,252,528
John G. Turner            13,130,613         121,915            --             --          13,252,528
Roger B. Vincent          13,133,796         118,732            --             --          13,252,528
Richard A. Wedemeyer      13,128,656         123,872            --             --          13,252,528

ING Russia Fund (formerly Pilgrim Russia Fund)
Paul S. Doherty            4,881,456         126,410            --             --           5,007,866
J. Michael Earley          4,882,964         124,902            --             --           5,007,866
R. Barbara Gitenstein      4,877,049         130,817            --             --           5,007,866
Walter H. May              4,881,918         125,948            --             --           5,007,866
Thomas J. McInerney        4,869,247         138,619            --             --           5,007,866
Jock Patton                4,881,694         126,172            --             --           5,007,866
David W.C. Putnam          4,864,799         143,067            --             --           5,007,866
Blaine E. Rieke            4,880,420         127,446            --             --           5,007,866
Robert C. Salipante        4,882,306         125,560            --             --           5,007,866
John G. Turner             4,883,153         124,713            --             --           5,007,866
Roger B. Vincent           4,883,929         123,937            --             --           5,007,866
Richard A. Wedemeyer       4,877,896         129,970            --             --           5,007,866

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

                                                             SHARES VOTED
                                            SHARES VOTED      AGAINST OR      SHARES          BROKER           TOTAL
                                                 FOR           WITHHELD      ABSTAINED       NON-VOTE       SHARES VOTED
                                            ------------     ------------    ---------       --------       ------------
ING Precious Metals Fund (formerly Pilgrim Precious Metals Fund)
Paul S. Doherty                              10,265,419         548,651            --              --        10,814,070
J. Michael Earley                            10,282,188         531,882            --              --        10,814,070
R. Barbara Gitenstein                        10,252,072         561,998            --              --        10,814,070
Walter H. May                                10,267,359         546,711            --              --        10,814,070
Thomas J. McInerney                          10,276,068         538,002            --              --        10,814,070
Jock Patton                                  10,275,218         538,852            --              --        10,814,070
David W.C. Putnam                            10,284,097         529,973            --              --        10,814,070
Blaine E. Rieke                              10,259,273         554,797            --              --        10,814,070
Robert C. Salipante                          10,278,835         535,235            --              --        10,814,070
John G. Turner                               10,276,886         537,184            --              --        10,814,070
Roger B. Vincent                             10,282,287         531,783            --              --        10,814,070
Richard A. Wedemeyer                         10,260,424         553,646            --              --        10,814,070

2.   To approve amendments to Declarations of Trust or Trust Instruments, as the case may be, for some of the Funds to, among other things, permit the Boards to determine the number of Directors/Trustees to the Funds. [a]

ING European Equity Fund                      2,410,420             878          3,023          40,438        2,454,759
ING Global Communications Fund                2,032,941         113,373         83,149       5,070,314        7,299,777
ING Global Technology Fund                    2,526,531          58,856         54,485       2,075,027        4,714,899
ING Global Real Estate Fund                   2,300,256             --             --                         2,300,256
ING International Value Fund                 81,829,159       3,215,941      3,196,960     106,707,452      194,949,512

3.   To approve Plans of Reorganization to change only the form of corporate organization of some of the Funds without changing the substance or investment aspects of the Funds. [a][b][c]

ING Asia-Pacific Equity Fund                  1,588,051          63,071         63,929         820,036        2,535,087
ING International Fund, Inc.                  3,662,117          14,730         24,396       1,021,617        4,722,860
ING International Value Fund                 83,499,836       1,932,215      2,810,009     106,707,452      194,949,512
ING Precious Metals Fund, Inc.                9,825,383         609,245        780,823       1,848,115       13,063,566
ING Russia Fund, Inc.                         3,158,634         121,609        110,201       1,542,388        4,932,832

4.   Confirmation of PricewaterhouseCoopers LLP as current independent auditors of certain Funds.

ING Asia-Pacific Equity Fund                  2,448,203          35,575         51,309             --         2,535,087
ING Emerging Countries Fund                   6,679,767          50,420         71,317             --         6,801,504
ING European Equity Fund                      2,450,772           1,053          2,934             --         2,454,759
ING Global Communications Fund                7,176,920          53,985         68,872             --         7,299,777
ING Global Technology Fund                    4,661,825          15,997         37,077             --         4,714,899
ING Global Real Estate Fund                   2,300,256             --             --              --         2,300,256
ING International Core Growth Fund            2,056,857          15,125         17,896             --         2,089,878
ING International Fund, Inc.                  4,673,308           6,624         42,929             --         4,722,861
ING International SmallCap Growth Fund       13,048,503          68,178        135,849             --        13,252,530
ING International Value Fund                190,012,143       1,733,190      3,204,179             --       194,949,512
ING Precious Metals Fund, Inc.               11,867,362         411,169        785,035             --        13,063,566
ING Russia Fund, Inc.                         4,749,004         101,516         82,312             --         4,932,832
ING Worldwide Growth Fund                    17,376,200         235,512        251,384             --        17,863,096

6.   Such other business as may properly come before the Special Meeting or any adjournment(s) or postponement(s) thereof.

ING Asia-Pacific Equity Fund                  2,355,626          86,450         93,011             --         2,535,087
ING Emerging Countries Fund                  66,497,853         141,325        162,326             --        66,801,504
ING European Equity Fund                      2,449,655             797          4,307             --         2,454,759
ING Global Communications Fund                7,116,768          79,743        103,266             --         7,299,777
ING Global Technology Fund                    4,593,341          33,504         88,054             --         4,714,899
ING Global Real Estate Fund                   2,300,256             --             --              --         2,300,256
ING International Core Growth Fund            1,989,374          37,672         62,832             --         2,089,878
ING International Fund, Inc.                  4,662,467          29,718         30,676             --         4,722,861
ING International SmallCap Growth Fund       12,735,809         200,859        315,860             --        13,252,528
ING International Value Fund                182,496,783       5,737,274      6,715,455             --       194,949,512
ING Precious Metals Fund, Inc.               11,361,029         579,766      1,122,771             --        13,063,566
ING Russia Fund, Inc.                         4,617,048         132,492        183,292             --         4,932,832
ING Worldwide Growth Fund                    16,696,750         445,661        720,685             --        17,863,096

                         SHAREHOLDER MEETING (Unaudited)
--------------------------------------------------------------------------------

A special meeting of shareholders of the ING Global Communications Fund and ING International Core Growth Fund held April 4, 2002, at the offices of ING, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

A brief description of each matter voted upon as well as the results are outline below:

                                                             SHARES VOTED
                                            SHARES VOTED      AGAINST OR      SHARES          BROKER           TOTAL
                                                 FOR           WITHHELD      ABSTAINED       NON-VOTE       SHARES VOTED
                                            ------------     ------------    ---------       --------       ------------
1.   To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among ING Global
     Communications Fund and ING Global Technology Fund providing for the merger of ING Global Communications Fund with and into ING Global Technology Fund, as well as ING International Core Growth Fund and ING International Fund providing for the merger of ING International Core Growth Fund with and into ING International Fund.

ING Global Communications Fund                3,019,039          85,011        98,374              --         3,202,424
ING International Core Growth Fund            1,001,321          26,292        37,934              --         1,065,547

2.   To transact such other business, not currently contemplated, that may properly come before the special meeting in the discretion of the proxies or their substitutes.

ING Global Communications Fund                2,901,227         135,981       165,216              --         3,202,424
ING International Core Growth Fund              978,292          37,822        49,433              --         1,065,547

----------
[a] The special Meeting of Shareholders of the ING Retail Funds was adjourned to March 21, 2002, April 9, 2002 and then to April 16, 2002 to permit the further solicitation of shareholders of the ING International Value for their proxies relating to the proposal. This proposal has yet to pass.
[b] The special Meeting of Shareholders of the ING Retail Funds was adjourned to March 21, 2002, and then to April 9, 2002 to permit the further solicitation of shareholders of the ING Asia-Pacific Equity Fund and ING Precious Metals Fund for their proxies relating to the proposal.
[c] The special Meeting of Shareholders of the ING Retail Funds was adjourned to March 21, 2002, to permit the further solicitation of shareholders of the ING Russia Fund for their proxies relating to the proposal.

              DIRECTOR/TRUSTEE AND OFFICER INFORMATION (Unaudited)
--------------------------------------------------------------------------------

The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors/Trustees. Information pertaining to the Directors/Trustees and Officers of the Funds is set forth below:

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Non-Interested Directors:

Paul S. Doherty                Director/Trustee  10-29-99       Retired. Mr. Doherty was          106       Mr. Doherty is a Trustee
7337 E. Doubletree Ranch Rd.                     to Present     formerly President and                      of the GCG Trust
Scottsdale, AZ 85258                                            Partner, Doherty, Wallace,                  (February 2002 to
Age: 67                                                         Pillsbury and Murphy,                       present).
                                                                P.C.,Attorneys (1996 to
                                                                2001); a Director of
                                                                Tambrands, Inc. (1993 to
                                                                1998); and a Trustee of each
                                                                of the funds managed by
                                                                Northstar Investment
                                                                Management Corporation
                                                                (1993 to 1999).

J. Michael Earley              Director/Trustee  2-22-02 to     President and Chief               106       Mr. Earley is a Trustee
7337 E. Doubletree Ranch Rd.                     Present        Executive Officer of Bankers                of the GCG Trust (1997
Scottsdale, AZ 85258                                            Trust Company, N.A. (1992                   to present).
Age: 56                                                         to present).

R. Barbara Gitenstein          Director/Trustee  2-22-02 to     President of the College of       106       Dr. Gitenstein is a
7337 E. Doubletree Ranch Rd.                     Present        New Jersey (1999 to                         Trustee of the GCG Trust
Scottsdale, AZ 85258                                            present); Executive Vice                    (1997 to present).
Age: 53                                                         President and Provost at
                                                                Drake University (1992 to
                                                                1998).

Walter H. May                  Director/Trustee  10-29-99       Retired. Mr. May was              106       Mr. May is a Trustee for
7337 E. Doubletree Ranch Rd.                     to Present     formerly Managing Director                  the Best Prep Charity
Scottsdale, AZ 85258                                            and Director of Marketing                   (1991 to present) and
Age: 65                                                         for Piper Jaffray, Inc. (an                 the GCG Trust (February
                                                                investment banking/                         2002 to present.)
                                                                underwriting firm). Mr. May
                                                                was formerly a Trustee of
                                                                each of the funds managed
                                                                by Northstar Investment
                                                                Management Corporation
                                                                (1996 to 1999).

Jock Patton                    Director/Trustee  8-28-95 to     Private Investor. Mr. Patton      106       Mr. Patton is a Trustee
7337 E. Doubletree Ranch Rd.                     Present        was formerly Director and                   of the GCG Trust
Scottsdale, AZ 85258                                            Chief Executive Officer of                  (February 2002 to
Age: 56                                                         Rainbow Multimedia Group,                   present); He is also
                                                                Inc. (January 1999 to                       Director of Hypercom,
                                                                December 2001); Director of                 Inc. and JDA Software
                                                                Stuart Entertainment, Inc.;                 Group, Inc. (January
                                                                Directory of Artisoft, Inc.                 1999 to present);
                                                                (1994 to 1998); President                   National Airlines, Inc.;
                                                                and co-owner of StockVal,                   and BG Associates, Inc.)
                                                                Inc. (November 1992 to June
                                                                1997) and a Partner and
                                                                Director of the law firm of
                                                                Streich Lang, P.A. (1972 to
                                                                1993).

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
David W.C. Putnam              Director/Trustee  10-29-99       President and Director of         106       Mr. Putnam is a Trustee
7337 E. Doubletree Ranch Rd.                     to Present     F.L. Putnam Securities                      of GCG Trust (February
Scottsdale, AZ 85258                                            Company, Inc. and its                       2002 to present);
Age: 62                                                         affiliates. Mr. Putnam is                   Director of F.L. Putnam
                                                                also President, Secretary and               Securities Company, Inc.
                                                                Trustee of The Principled                   (June 1978 to present);
                                                                Equity Market Fund. Mr.                     F.L. Putnam Investment
                                                                Putnam was formerly a                       Management Company
                                                                Director/Trustee of Trust                   (December 2001 to
                                                                Realty Corp., Anchor                        present); Asian American
                                                                Investment Trust, Bow Ridge                 Bank and Trust Company
                                                                Mining Co., and each of the                 (June 1992 to present);
                                                                funds managed by                            and Notre Dame Health
                                                                Northstar Investment                        Care Center (1991 to
                                                                Management Corporation                      present). He is also a
                                                                (1994 to 1999).                             Trustee of The
                                                                                                            Principled Equity Market
                                                                                                            Fund (November 1996 to
                                                                                                            present); Progressive
                                                                                                            Capital Accumulation
                                                                                                            Trust (August 1998 to
                                                                                                            present); Anchor
                                                                                                            International Bond Trust
                                                                                                            (December 2000 to
                                                                                                            present); F.L. Putnam
                                                                                                            Foundation (December
                                                                                                            2000 to present); Mercy
                                                                                                            Endowment Foundation
                                                                                                            (1995 to present); and
                                                                                                            an Honorary Trustee of
                                                                                                            Mercy Hospital (1973 to
                                                                                                            present).

Blaine E. Rieke                Director/Trustee  2-26-01 to     General Partner of                106       Mr. Rieke is a
7337 E. Doubletree Ranch Rd.                     Present        Huntington Partners, an                     Director/Trustee of the
Scottsdale, AZ 85258                                            investment partnership                      Morgan Chase Trust Co.
Age: 68                                                         (1997 to present). Mr. Rieke                (January 1998 to
                                                                was formerly Chairman and                   present) and the GCG
                                                                Chief Executive Officer of                  Trust  (February 2002 to
                                                                Firstar Trust Company (1973                 present).
                                                                to 1996). Mr. Rieke was
                                                                formerly the Chairman of
                                                                the Board and a Trustee of
                                                                each of the funds managed
                                                                by ING Investment
                                                                Management Co. LLC. (1998
                                                                to 2001).

Roger B. Vincent               Director/Trustee  2-22-02 to     President of Springwell           106       Mr. Vincent is a Trustee
7337 E. Doubletree Ranch Rd.                     Present        Corporation, a corporate                    of the GCG Trust (1994
Scottsdale, AZ 85258                                            advisory firm (1989 to                      to present) and a
Age: 56                                                         present). Mr. Vincent was                   Director of AmeriGas
                                                                formerly a Director of                      Propane, Inc. (1998 to
                                                                Tatham Offshore, Inc. (1996                 present).
                                                                to 2000) and Petrolane, Inc.
                                                                (1993 to 1995).

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Richard A. Wedemeyer           Director/Trustee  2-26-01 to     Vice President -- Finance         106       Mr. Wedemeyer is a
7337 E. Doubletree Ranch Rd.                     Present        and Administration -- of                    Trustee of Touchstone
Scottsdale, AZ 85258                                            the Channel Corporation, an                 Consulting Group (1997
Age: 65                                                         importer of specialty alloy                 to present) and the GCG
                                                                aluminum products (1996 to                  Trust (February 2002 to
                                                                present). Mr. Wedemeyer                     present).
                                                                was formerly Vice President
                                                                -- Finance and
                                                                Administration -- of
                                                                Performance Advantage,
                                                                Inc., a provider of training
                                                                and consultation services
                                                                (1992 to 1996), and Vice
                                                                President -- Operations and
                                                                Administration of Jim
                                                                Henson Productions (1979
                                                                to 1997). Mr. Wedemeyer
                                                                was a Trustee of each of the
                                                                funds managed by ING
                                                                Investment Management
                                                                Co. LLC. (1998 to 2001).

Interested Directors:

R. Glenn Hilliard(1)           Director/Trustee  2-26-02 to     Chairman and CEO of ING           106       Mr. Hilliard serves as a
ING Americas                                     Present        Americas and a member of                    member of the Board of
5780 Powers Ferry Road, NW                                      its Americas Executive                      Directors of the Clemson
Atlanta, GA 30327                                               Committee (1999 to                          University Foundation,
Age: 59                                                         present). Mr. Hilliard was                  the Board of Councilors
                                                                formerly Chairman and CEO                   for the Carter Center, a
                                                                of ING North America,                       Trustee of the Woodruff
                                                                encompassing the U.S.,                      Arts Center and sits on
                                                                Mexico and Canada regions                   the Board of Directors
                                                                (1994 to 1999).                             for the High Museum of
                                                                                                            Art. Mr. Hilliard is
                                                                                                            also a Trustee of the
                                                                                                            GCG Trust (February 2002
                                                                                                            to present).

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Thomas J. McInerey(2)          Director/Trustee  2-26-01 to     Chief Executive Officer, ING      156       Mr. McInerney serves as
7337 E. Doubletree Ranch Rd.                     Present        U.S. Financial Services                     a Director/Trustee of
Scottsdale, AZ 85258                                            (October 2001 to present);                  Aeltus Investment
Age: 45                                                         President, Chief Executive                  Management, Inc. (1997
                                                                Officer, and Director of                    to present); each of the
                                                                Northern Life Insurance                     Aetna Funds (April 2002
                                                                Company (2001 to present);                  to present); Ameribest
                                                                and President and Director                  Life Insurance Co. (2001
                                                                of Aetna Life Insurance and                 to present); Equitable
                                                                Annuity Company (1997 to                    Life Insurance Co. (2001
                                                                present), Aetna Retirement                  to present); First
                                                                Holdings, Inc. (1997 to                     Columbine Life Insurance
                                                                present), Aetna Investment                  Co. (2001 to present);
                                                                Adviser Holding Co. (2000                   Golden American Life
                                                                to present), and Aetna                      Insurance Co. (2001 to
                                                                Retail Holding Company                      present); Life Insurance
                                                                (2000 to present). Mr.                      Company of Georgia (2001
                                                                McInerney was formerly                      to present); Midwestern
                                                                General Manager and Chief                   United Life Insurance
                                                                Executive Officer of ING                    Co. (2001 to present);
                                                                Worksite Division (since                    ReliaStar Life Insurance
                                                                December 2000 to October                    Co. (2001 to present);
                                                                2001); President of Aetna                   Security Life of Denver
                                                                Financial Services (August                  (2001 to present);
                                                                1997 to December 2000);                     Security Connecticut
                                                                Head of National Accounts                   Life Insurance Co. (2001
                                                                and Core Sales and                          to present); Southland
                                                                Marketing for Aetna U.S.                    Life Insurance Co. (2001
                                                                Healthcare (April 1996 to                   to present); USG Annuity
                                                                March 1997); Head of                        and Life Company (2001
                                                                Corporate Strategies for                    to present); United Life
                                                                Aetna Inc. (July 1995 to                    and Annuity Insurance
                                                                April 1996); and has held a                 Co. Inc (2001 to
                                                                variety of line and                         present); and the GCG
                                                                corporate staff positions                   Trust (February 2002 to
                                                                since 1978.                                 present). Mr. McInerney
                                                                                                            is a member of the Board
                                                                                                            of the National
                                                                                                            Commission on Retirement
                                                                                                            Policy, the
                                                                                                            Governor[0092]s Council
                                                                                                            on Economic
                                                                                                            Competitiveness and
                                                                                                            Technology of
                                                                                                            Connecticut, the Board
                                                                                                            of Directors of the
                                                                                                            Connecticut Business and
                                                                                                            Industry Association,
                                                                                                            the Board of Trustees of
                                                                                                            the Bushnell, the Board
                                                                                                            for the Connecticut
                                                                                                            Forum, and the Board of
                                                                                                            the Metro Hartford
                                                                                                            Chamber of Commerce, and
                                                                                                            is Chairman of Concerned
                                                                                                            Citizens for Effective
                                                                                                            Government.

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
John G. Turner(3)              Chairman and      10-29-99       President, Turner Investment      106       Mr. Turner serves as a
7337 E. Doubletree Ranch Rd.   Director/Trustee  to Present     Company (since January                      member of the Board of
Scottsdale, AZ 85258                                            2002). Mr. Turner was                       the GCG Trust. Mr.
Age: 62                                                         formerly Vice Chairman of                   Turner also serves as a
                                                                ING Americas (2000 to                       Director of the Hormel
                                                                2001); Chairman and Chief                   Foods Corporation (May
                                                                Executive Officer of                        2000 to present), Shopko
                                                                ReliaStar Financial Corp. and               Stores, Inc. (August
                                                                ReliaStar Life Insurance                    1999 to present), and
                                                                Company (1993 to 2000);                     M.A. Mortenson Co.
                                                                Chairman of ReliaStar                       (March 2002 to present)
                                                                United Services Life
                                                                Insurance Company (1995 to
                                                                1998); Chairman of ReliaStar
                                                                Life Insurance Company of
                                                                New York (1995 to 2001);
                                                                Chairman of Northern Life
                                                                Insurance Company (1992 to
                                                                2000); Chairman and
                                                                Director/Trustee of the
                                                                Northstar affiliated
                                                                investment companies (1993
                                                                to 2001) and Director,
                                                                Northstar Investment
                                                                Management Corporation
                                                                and its affiliates (1993 to
                                                                1999).

----------
(1) Mr. Hilliard is an "interested person", as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), because of his relationship with ING Americas, an affiliate of ING Investments, LLC.
(2) Mr. McInerney is an "interested person", as defined by the 1940 Act, because of his affiliation with ING U.S. Worksite Financial Services, an affiliate of ING Investments, LLC.
(3) Mr. Turner is an "interested person", as defined by the 1940 Act, because of his former affiliation with ING Americas, an affiliate of ING Investments, LLC.

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Officers:

James M. Hennessy              President,        March          President and Chief                --               --
7337 E. Doubletree Ranch Rd.   Chief             2002 to        Executive Officer of ING
Scottsdale, AZ 85258           Executive         Present        Capital Corporation, LLC,
Age: 52                        Officer, and      (for the       ING Funds Services, LLC, ING
                               Chief             ING Funds)     Advisors, Inc., ING
                               Operating                        Investments, LLC, Lexington
                               Officer                          Funds Distributor, Inc.,
                                                                Express America T.C. Inc.
                               President,        February       and EAMC Liquidation Corp.
                               Chief             2001 to        (since December 2001);
                               Executive         March          Executive Vice President and
                               Officer, and      2002 (for      Chief Operating Officer of
                               Chief             the Pilgrim    ING Quantitative
                               Operating         Funds)         Management, Inc. (since
                               Officer                          October 2001) and ING
                                                                Funds Distributor, Inc. (since
                               Chief             July 2000      June 2000). Formerly, Senior
                               Operating         to             Executive Vice President
                               Officer           February       (June 2000 to December
                                                 2001 (for      2000) and Secretary (April
                                                 the Pilgrim    1995 to December 2000) of
                                                 Funds)         ING Capital Corporation,
                                                                LLC, ING Funds Services, LLC,
                                                                ING Investments, LLC, ING
                                                                Advisors, Inc., Express
                                                                America T.C. Inc., and EAMC
                                                                Liquidation Corp.; and
                                                                Executive Vice President,
                                                                ING Capital Corporation,
                                                                LLC and its affiliates (May
                                                                1998 to June 2000) and
                                                                Senior Vice President, ING
                                                                Capital Corporation, LLC
                                                                and its affiliates (April 1995
                                                                to April 1998).

Stanley D. Vyner               Executive         March          Executive Vice President of        --               --
7337 E. Doubletree Ranch Rd.   Vice President    2002 to        ING Advisors, Inc. and ING
Scottsdale, AZ 85258                             Present        Investments, LLC (since July
Age: 51                                          (for the       2000) and Chief Investment
                                                 ING Funds)     Officer of the International
                                                                Portfolios, ING Investments,
                               Executive         July 1996      LLC (since July 1996).
                               Vice President    to March       Formerly, President and
                                                 2002 (for      Chief Executive Officer of
                                                 the            ING Investments, LLC
                                                 international  (August 1996 to August
                                                 portfolios     2000).
                                                 of the
                                                 Pilgrim
                                                 Funds)

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Mary Lisanti                   Executive         March          Executive Vice President of        --               --
7337 E. Doubletree Ranch Rd.   Vice President    2002 to        ING Investments, LLC and
Scottsdale, AZ 85258                             Present        ING Advisors, Inc. (since
Age: 45                                          (for the       November 1999) and of ING
                                                 ING Funds)     Quantitative Management,
                                                                Inc. (since July 2000); Chief
                               Executive         May 1998       Investment Officer of the
                               Vice President    to March       Domestic Equity Portfolios,
                                                 2002 (for      ING Investments, LLC (since
                                                 the            1999). Formerly, Executive
                                                 domestic       Vice President and Chief
                                                 equity         Investment Officer for the
                                                 portfolios     Domestic Equity Portfolios
                                                 of the         of Northstar Investment
                                                 Pilgrim        Management Corporation,
                                                 Funds)         whose name changed to
                                                                Pilgrim Advisors, Inc. and
                                                                subsequently became part
                                                                of ING Investments, LLC
                                                                (May 1998 to October 1999);
                                                                Portfolio Manager with
                                                                Strong Capital Management
                                                                (May 1996 to 1998); a
                                                                Managing Director and
                                                                Head of Small- and Mid-
                                                                Capitalization Equity
                                                                Strategies at Bankers Trust
                                                                Corp. (1993 to 1996).

Michael J. Roland              Executive         March          Executive Vice President,          --               --
7337 E. Doubletree Ranch Rd.   Vice              2002 to        Chief Financial Officer and
Scottsdale, AZ 85258           President,        Present        Treasurer of ING Funds
Age: 43                        Assistant         (for the       Services, LLC, ING Funds
                               Secretary and     ING Funds)     Distributor, Inc., ING
                               Principal                        Advisors, Inc., ING
                               Financial                        Investments, LLC, ING
                               Offier                           Quantitative Management,
                                                                Inc., Lexington Funds
                               Senior Vice       June 1998      Distributor, Inc., Express
                               President and     to March       America T.C. Inc. and EAMC
                               Principal         2002 (for      Liquidation Corp. (since
                               Financial         the Pilgrim    December 2001). Formerly,
                               Officer           Funds)         Senior Vice President, ING
                                                                Funds Services, LLC, ING
                                                                Investments, LLC, and ING
                                                                Funds Distributor, Inc. (June
                                                                1998 to December 2001)
                                                                and Chief Financial Officer
                                                                of Endeavor Group (April
                                                                1997 to June 1998).

Ralph G. Norton III            Senior Vice       March          Senior Vice President of ING       --               --
7337 E. Doubletree Ranch Rd.   President         2002 to        Investment Advisors, Inc.
Scottsdale, AZ 85258                             Present        and ING Investments, LLC
Age: 42                                          (for the       (since October 2001) and
                                                 ING Funds)     Chief Investment Officer of
                                                                the Fixed Income Portfolios,
                               Senior Vice       August         ING Investments, LLC (since
                               President         2001 to        October 2001). Formerly,
                                                 March          Senior Market Strategist,
                                                 2002 (for      Aeltus Investment
                                                 the fixed      Management, Inc. (January
                                                 income         2001 to August 2001) and
                                                 portfolios     Chief Investment Officer,
                                                 of the         ING Investments, LLC (1990
                                                 Pilgrim        to January 2001).
                                                 Funds)

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Robert S. Naka                 Senior Vice       March          Senior Vice President and          --               --
7337 E. Doubletree Ranch Rd.   President and     2002 to        Assistant Secretary of ING
Scottsdale, AZ 85258           Assistant         Present        Funds Services, LLC, ING
Age: 38                                          (for the       Funds Distributor, Inc., ING
                                                 ING Funds)     Advisors, Inc., ING
                                                                Investments, LLC, ING
                               Senior Vice       November       Quantitative Management,
                               President and     1999 to        Inc. (since October 2001)
                               Assistant         March          and Lexington Funds
                               Secretary         2002 (for      Distributor, Inc. (since
                                                 the Pilgrim    December 2001). Formerly,
                                                 Funds)         Vice President, ING
                                                                Investments, LLC (April 1997
                               Assistant         July 1994      to October 1999), ING Funds
                               Secretary         to             Services, LLC (February 1997
                                                 November       to August 1999) and
                                                 1999 (for      Assistant Vice President, ING
                                                 the Pilgrim    Funds Services, LLC (August
                                                 Funds)         1995 to February 1997).

Robyn L. Ichilov               Vice President    March          Vice President of ING Funds        --               --
7337 E. Doubletree Ranch Rd.   and Treasurer     2002 to        Services, LLC (since October
Scottsdale, AZ 85258                             Present        2001) and ING Investments,
Age: 34                                          (for the       LLC (since August 1997);
                                                 ING Funds)     Accounting Manager, ING
                                                                Investments, LLC (since
                               Vice President    May 1998       November 1995).
                               and Treasurer     to March
                                                 2002 (for
                                                 the Pilgrim
                                                 Funds)

                               Vice President    November
                                                 1997 to
                                                 May 1998
                                                 (for the
                                                 Pilgrim
                                                 Funds)

Kimberly A. Anderson           Vice President    March          Vice President for ING             --               --
7337 E. Doubletree Ranch Rd.   and Secretary     2002 to        Quantitative Management,
Scottsdale, AZ 85258                             Present        Inc. (since October 2001);
Age: 37                                          (for the       Vice President and Assistant
                                                 ING Funds)     Secretary of ING Funds
                                                                Services, LLC, ING Funds
                                                 February       Distributor, Inc., ING
                                                 2001 to        Advisors, Inc., ING
                                                 March          Investments, LLC (since
                                                 2002 (for      October 2001) and
                                                 the Pilgrim    Lexington Funds Distributor,
                                                 Funds)         Inc. (since December 2001).
                                                                Formerly, Assistant Vice
                                                                President of ING Funds
                                                                Services, LLC (November
                                                                1999 to January 2001) and
                                                                has held various other
                                                                positions with ING Funds
                                                                Services, LLC for more than
                                                                the last five years.

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Lourdes R. Bernal              Vice President    March          Vice President of ING              --               --
7337 E. Doubletree Ranch Rd.                     2002 to        Investments, LLC (since
Scottsdale, AZ 85258                             Present        January 2002). Prior to
Age: 32                                          (for           joining ING Investments, LLC
                                                 certain        in 2002, Ms. Bernal was a
                                                 ING Funds)     Senior Manager in the
                                                                Investment Management
                                                 February       Practice,
                                                 2002 to        PricewaterhouseCoopers LLP
                                                 Present        (July 2000 to December
                                                 (for the       2001); Manager,
                                                 Pilgrim        PricewaterhouseCoopers LLP
                                                 Funds)         (July 1998 to July 2000);
                                                                Manager, Coopers &
                                                                Lybrand LLP (July 1996 to
                                                                June 1998); Senior
                                                                Associate, Coopers &
                                                                Lybrand LLP (July 1992 to
                                                                June 1996); and Associate,
                                                                Coopers & Lybrand LLP
                                                                (August 1990 to June 1992).

Todd Modic                     Assistant Vice    March          Director of Financial              --               --
7337 E. Doubletree Ranch Rd.   President         2002 to        Reporting of ING
Scottsdale, AZ 85258                             Present        Investments, LLC (since
Age: 34                                          (for           March 2001). Formerly,
                                                 certain        Director of Financial
                                                 ING Funds)     Reporting, Axient
                                                                Communications, Inc. (May
                                                 August         2000 to January 2001) and
                                                 2001 to        Director of Finance,
                                                 March          Rural/Metro Corporation
                                                 2002 (for      (March 1995 to May 2000).
                                                 the Pilgrim
                                                 Funds)

Maria M. Anderson              Assistant Vice    March          Assistant Vice President of        --               --
7337 E. Doubletree Ranch Rd.   President         2002 to        ING Funds Services, LLC
Scottsdale, AZ 85258                             Present        (since October 2001).
Age: 43                                          (for           Formerly, Manager of Fund
                                                 certain        Accounting and Fund
                                                 ING Funds)     Compliance, ING
                                                                Investments, LLC (September
                                                 August         1999 to November 2001);
                                                 2001 to        Section Manager of Fund
                                                 March          Accounting, Stein Roe
                                                 2002 (for      Mutual Funds (July 1998 to
                                                 the Pilgrim    August 1999); and Financial
                                                 Funds)         Reporting Analyst, Stein Roe
                                                                Mutual Funds (August 1997
                                                                to July 1998).

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Jeffrey Bernstein              Senior Vice       March          Senior Vice President (since       --               --
7337 E. Doubletree Ranch Rd.   President and     2002 to        October 1999) of ING
Scottsdale, Arizona 85258      Senior            Present        Investments, LLC and Senior
Age: 35                        Portfolio         (for           Portfolio Manager (since
                               Manager           certain        October 2001) for ING
                               (Worldwide        ING Funds)     Advisors, Inc. and ING
                               Growth Fund)                     Investments, LLC. Formerly,
                                                 June 2000      Portfolio Manager,
                                                 to March       Northstar Investment
                                                 2002 (for      Management Corporation,
                                                 certain        whose name changed to
                                                 Pilgrim        Pilgrim Advisors, Inc. and
                                                 Funds)         subsequently became part
                                                                of ING Investments, LLC
                                                                (May 1998 to October 1999);
                                                                Portfolio Manager, Strong
                                                                Capital Management (1997
                                                                to May 1998); and Portfolio
                                                                Manager, Berkeley Capital
                                                                (1995 to 1997).

James A. Vail                  Senior Vice       March          Senior Vice President for          --               --
7337 E. Doubletree Ranch Rd.   President and     2002 to        ING Investments, LLC (since
Scottsdale, Arizona 85258      Portfolio         Present        June 2001) and Portfolio
Age: 57                        Manager           (for           Manager of ING
                               (Precious         certain        Investments, LLC and ING
                               Metals Fund)      ING Funds)     Advisors, Inc. (since October
                                                                2001). Formerly, Vice
                                                 June 2000      President, Lexington
                                                 to March       Management Corporation
                                                 2002 (for      (which was acquired by ING
                                                 certain        Investments, LLC's parent
                                                 Pilgrim        company in July 2000) (1991
                                                 Funds)         to 2000); and has held
                                                                investment research
                                                                positions with Chemical
                                                                Bank, Oppenheimer & Co.,
                                                                Robert Fleming, Inc. and
                                                                Beacon Trust Company,
                                                                where he was a Senior
                                                                Investment Analyst.

Richard T. Saler               Senior Vice       March          Senior Vice President and          --               --
7337 E. Doubletree Ranch Rd.   President and     2002 to        Director of International
Scottsdale, Arizona 85258      Senior            Present        Equity Investment Strategy
Age: 40                        Portfolio         (for           of ING Investments, LLC and
                               Manager           certain        ING Advisors, Inc. (since
                               (Worldwide        ING Funds)     October 2001). Formerly,
                               Growth,                          Senior Vice President and
                               International,    June 2000      Director of International
                               Emerging          to March       Equity Strategy, Lexington
                               Countries,        2002 (for      Management Corporation
                               International     certain        (which was acquired by ING
                               Core Growth,      Pilgrim        Investments, LLC's parent
                               Asia-Pacific      Funds)         company in July 2000) (1986
                               Equity, and                      to July 2000).
                               Russia Funds)

--------------------------------------------------------------------------------

                                                                                               NUMBER OF
                                                                         PRINCIPAL            PORFOLIOS IN         OTHE
                                                 TERM OF OFFICE        OCCUPATION(S)          FUND COMPLEX     DIRECTORSHIPS
    NAME, ADDRESS                POSITION(S)     AND LENGTH OF          DURING THE            OVERSEEN BY         HELD BY
       AND AGE                 HELD WITH FUND     TIME SERVED         PAST FIVE YEARS           DIRECTOR         DIRECTOR
       -------                 --------------     -----------         ---------------           --------         --------
Philip A. Schwartz             Senior Vice       March          Senior Vice President and          --               --
7337 E. Doubletree Ranch Rd.   President and     2002 to        Director of International
Scottsdale, Arizona 85258      Senior            Present        Equity Investment Strategy
Age: 40                        Portfolio         (for           for ING Investments, LLC
                               Manager           certain        and ING Advisors, Inc. (since
                               (Worldwide        ING Funds)     October 2001). Formerly,
                               Growth,                          Senior Vice President and
                               International,    June 2000      Director of International
                               Emerging          to March       Equity Strategy, Lexington
                               Countries,        2002 (for      Management Corporation
                               International     certain        (which was acquired by ING
                               Core Growth,      Pilgrim        Investments, LLC's parent
                               Asia-Pacific      Funds)         company in July 2000); Vice
                               Equity, and                      President of European
                               Russia Funds)                    Research Sales, Cheuvreux
                                                                de Virieu in Paris and New
                                                                York (prior to 1993).

ING Funds Distributor, Inc. offers the funds listed below. Investors may obtain a copy of a prospectus of any ING Fund by calling ING Funds Distributor, Inc. at
(800) 992-0180. Please read the prospectus carefully before investing or sending money.

INTERNATIONAL EQUITY                    DOMESTIC EQUITY VALUE FUNDS
  ING Asia-Pacific Equity Fund            ING Financial Services Fund
  ING Emerging Countries Fund             ING Large Company Value Fund
  ING European Equity Fund                ING MagnaCap Fund
  ING International Fund                  ING Tax Efficient Equity Fund
  ING International Growth Fund           ING Value Opportunity Fund
  ING International SmallCap Growth Fund  ING SmallCap Value Fund
  ING International Value Fund            ING MidCap Value Fund
  ING Precious Metals Fund
  ING Russia Fund                       DOMESTIC EQUITY AND INCOME FUNDS
                                          ING Equity and Income Fund
INTERNATIONAL GLOBAL EQUITY               ING Convertible Fund
  ING Global Technology Fund              ING Balanced Fund
  ING Global Real Estate Fund             ING Growth and Income Fund
  ING Worldwide Growth Fund
                                        FIXED INCOME FUNDS
DOMESTIC EQUITY FUNDS                     ING Bond Fund
  ING Growth Fund                         ING Classic Money Market Fund*
  ING Growth + Value Fund                 ING Government Fund
  ING Growth Opportunities Fund           ING GNMA Income Fund
  ING LargeCap Growth Fund                ING High Yield Opportunity Fund
  ING MidCap Opportunities Fund           ING High Yield Bond Fund
  ING Small Company Fund                  ING Intermediate Bond Fund
  ING SmallCap Opportunities Fund         ING Lexington Money Market Trust*
  ING Technology Fund                     ING National Tax Exempt Bond Fund
  ING Biotechnology Fund                  ING Money Market Fund*
                                          ING Aeltus Money Market Fund*
DOMESTIC EQUITY INDEX FUNDS               ING Strategic Income Fund
  ING Index Plus LargeCap Fund
  ING Index Plus MidCap Fund            GENERATION FUNDS
  ING Index Plus SmallCap Fund            ING Ascent Fund
  ING Research Enhanced Index Fund        ING Crossroads Fund
                                          ING Legacy Fund

                                        LOAN PARTICIPATION FUNDS
                                          ING Prime Rate Trust
                                          ING Senior Income Fund

* An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

INVESTMENT MANAGER
ING Investments, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

ADMINISTRATOR
ING Funds Services, LLC
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258

DISTRIBUTOR
ING Funds Distributor, Inc.
7337 E. Doubletree Ranch Road
Scottsdale, Arizona 85258
1-800-992-0180

TRANSFER AGENT
DST Systems, Inc.
P.O. Box 419368
Kansas City, Missouri 64141-6368

CUSTODIAN
Brown Brothers Harriman
40 Water Street
Boston, Massachusetts 02109-3661

LEGAL COUNSEL
Dechert
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1670 Broadway, Suite 1000
Denver, Colorado 80202

Prospectus containing more complete information regarding the Funds, including charges and expenses, may be obtained by calling ING Funds Distributor, Inc., Distributor, at 1-800-992-0180. Please read the prospectus carefully before you invest or send money.

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 ING FUNDS                                        INTLSEMIANN043002-062402